333-29131

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549
                                    --------

                       POST-EFFECTIVE AMENDMENT NO. 1 TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      under

                           THE SECURITIES ACT OF 1933

                                       and

                             REGISTRATION STATEMENT

                                      under

                       THE INVESTMENT COMPANY ACT OF 1940
                                    --------

                   PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
               (Exact name of Registrant as specified in Charter)

                         The Principal Financial Group
                             Des Moines, Iowa 50392
                    (Address of principal executive offices)

                        Telephone number (515) 248-3842

                               _________________

MICHAEL D. ROUGHTON copy to:                JOHN W. BLOUCH, L.L.P.
The Principal Financial Group               Suite 405 West
Des Moines, Iowa  50392                     1025 Thomas Jefferson Street, N.W.
                                            Washington, DC  20007-0805

                    (Name and address of agent for service)

                                   ----------

It is proposed that this filing will become effective (check appropriate box)
              immediately upon filing pursuant to paragraph (b)of Rule 485 on (date) pursuant to paragraph (b) of Rule 485
       X 60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
              75 days after filing pursuant to paragraph (a)(2) of Rule 485 on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
              This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                                   ----------

     Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of shares under the Securities Act of 1933; Registrant intends to file a Rule 24f-2 Notice for the fiscal year ended October 31, 1997 on or before December 20, 1997.

     This Prospectus describes a family of investment companies ("Principal Funds" formerly known as "Princor Funds") which has been organized by Principal Mutual Life Insurance Company. Together the Funds provide the following range of investment objectives:


                              GROWTH-ORIENTED FUNDS

                                    Domestic


Principal Balanced Fund, Inc. (formerly known as Princor Balanced Fund, Inc.) seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Principal Blue Chip Fund, Inc. (formerly known as Princor Blue Chip Fund, Inc.) seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

Principal Capital Value Fund, Inc. (formerly known as Princor Capital Accumulation Fund, Inc.) seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal Growth Fund, Inc. (formerly known as Princor Growth Fund, Inc.) seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal MidCap Fund, Inc. (formerly known as Princor Emerging Growth Fund, Inc.) seeks to achieve long-term capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Principal Real Estate Fund, Inc. seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

Principal SmallCap Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

Principal Utilities Fund, Inc. (formerly known as Princor Utilities Fund, Inc.) seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies in the public utilities industry.



                                  International


Principal International Emerging Markets Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

Principal International Fund, Inc. (formerly known as Princor World Fund, Inc.) seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Principal International SmallCap Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.


                              INCOME-ORIENTED FUNDS


Principal Bond Fund, Inc. (formerly known as Princor Bond Fund, Inc.) seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                The date of this Prospectus is ________________.

Principal Government Securities Income Fund, Inc. (formerly known as Princor Government Securities Income Fund, Inc.) seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

Principal High Yield Fund, Inc. (formerly known as Princor High Yield Fund, Inc.) seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed not to involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income. Principal High Yield Fund, Inc. invests predominantly in lower rated bonds, commonly referred to as "junk bonds" and may invest 100% of its assets in such bonds. Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. Purchasers should carefully assess the risks associated with an investment in this fund. THESE ARE SPECULATIVE SECURITIES.

Principal Limited Term Bond Fund, Inc. (formerly known as Princor Limited Term Bond Fund, Inc.) seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

Principal Tax-Exempt Bond Fund, Inc. (formerly known as Princor Tax-Exempt Bond Fund, Inc.) seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality tax-exempt fixed income obligations.


                               MONEY MARKET FUNDS


Principal Cash Management Fund, Inc. (formerly known as Princor Cash Management Fund, Inc.) seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

Principal Tax-Exempt Cash Management Fund, Inc. (formerly known as Princor Tax-Exempt Cash Management Fund, Inc.) seeks, through investment in a professionally managed portfolio of high quality, short-term Municipal Obligations, as high a level of current interest income exempt from federal income tax as is consistent with stability of principal and maintenance of liquidity.

Each of the Principal Funds, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers three classes of shares: Class A, Class B and Class R shares. Tax-Exempt Bond Fund offers Class A and Class R shares. Tax-Exempt Cash Management Fund only offers Class A shares. Each class is sold under a different sales arrangement and has different expenses. Only Class A and Class B shares are offered through this Prospectus. For more information about the different sales arrangements, see "How to Purchase Shares" and "Offering Price of Fund's Shares." For information about various expenses borne by each class see "Overview."


     Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

     An investment in any of the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.


     This Prospectus concisely states information about the Principal Funds that an investor should know before investing. It should be read and retained for future reference.

     Additional information about the Funds has been filed with the Securities and Exchange Commission, including a document called a Statement of Additional Information dated ____________ which is incorporated by reference herein. The Statement of Additional Information and a Prospectus for Class R shares can be obtained free of charge by writing or telephoning the Funds' principal underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


                                TABLE OF CONTENTS

                                                                            Page

     Overview  ..............................................................  4

     Financial Highlights.................................................... 10


     Investment Objectives, Policies and Restrictions........................ 23

         Growth-Oriented Funds............................................... 23

             Domestic........................................................ 23

             International................................................... 27

         Income-Oriented Funds............................................... 29

         Money Market Funds.................................................. 35

         Certain Investment Policies and Restrictions........................ 37

     Risk Factors............................................................ 38

     How the Funds are Managed............................................... 39

     How to Purchase Shares.................................................. 42

     Offering Price of Funds' Shares ........................................ 44

     Distribution and Shareholder Servicing Plans and Fees................... 45

     Determination of Net Asset Value of Funds' Shares....................... 46

     Distribution of Income Dividends and Realized Capital Gains ............ 46

     Tax Treatment of the Funds, Dividends and Distributions ................ 48

     How to Exchange Shares.................................................. 49

     How to Sell Shares...................................................... 50

     Periodic Withdrawal Plan................................................ 51

     Performance Calculation................................................. 52

     General Information About a Fund Account................................ 53

     Retirement Plans........................................................ 54

     Shareholder Rights...................................................... 54

     Additional Information.................................................. 55

     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of any of the Funds in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. Currently, shares of the Funds are not available for sale in New Hampshire, in any U.S. possession or in Canada or any other foreign country. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Funds Manager. Because the Principal Funds use a combined Prospectus there may be a possibility that one Fund might become liable for any misstatements, inaccuracy, or incomplete disclosure in the Prospectus concerning another Fund.


OVERVIEW


     The following overview is provided for your convenience. Please read the detailed information found in the prospectus.

     The Principal Funds are separately incorporated, open-end diversified management investment companies. Each of the Funds, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers three classes of shares: Class A, Class B and Class R shares. The Tax-Exempt Bond Fund offers only Class A and Class B shares. The Tax-Exempt Cash Management Fund offers only Class A shares. Only Class A and Class B Shares are offered through this Prospectus.


What it Costs to Invest


     There are costs to acquire and own many types of investments. Shares of the Principal Funds are no exception. The tables on the next pages show the fees and expenses of buying and owning shares of each of the Funds. Except as noted, the information for all of the Funds is based on the fiscal year ended October 31, 1997. The Examples are based on each Fund's Annual Operating Expenses described in Tables A and B. Please remember that actual expenses and future expenses may be more or less than those shown.

                                                  Shareholder Transaction Expenses

                                                             Class A Shares

                                                   Maximum Sales Load Imposed                                       Contingent
                                                          on Purchases                 Redemption    Exchange     Deferred Sales
                     Fund                     (as a percentage of offering price)          Fee*        Fee           Charge
                     ----                     -----------------------------------      ----------    --------     --------------

     All Funds except Limited Term Bond Fund
       and Money Market Funds                                4.75%                         None        None           None
     Limited Term Bond Fund                                  1.50%                         None        None           None
     Money Market Funds                                       None                         None        None           None

     * A wire charge of $6.00 will be deducted for all wire transfers.

                                                             Class B Shares

                                              Maximum Sales Load                             Contingent Deferred Sales Charge
                                             Imposed on Purchases                            (as a percentage of the lower of
                                             (as a percentage of      Redemption  Exchange      the original purchase price
                     Fund                       offering price)          Fee*        Fee          or redemption proceeds
                     ----                    --------------------     ----------  --------    -------------------------------

     All Funds except Limited Term Bond Fund         4.75%               None       None           Redemptions During Year
                                                                                                   -----------------------
                                                                                             1     2     3    4     5    6   7
                                                                                             -     -     -    -     -    -   -
                                                                                             4%    4%    3%   3%    2%   1%  0%


       Limited Term Bond Fund                        1.50%               None       None           Redemptions During Year
                                                                                                   -----------------------
                                                                                            1.25% 1.25% .75% .75%  .50% .25% 0%

     * A wire charge of $6.00 will be deducted for all wire transfers.


   TABLE A                                                   CLASS A SHARES
                                                                        Annual Fund Operating Expenses
                                                                    (as a percentage of average net assets)
                                                    ---------------------------------------------------------------------
                                                    Management            12b-1            Other          Total Operating
                     Fund                              Fee                 Fee            Expenses           Expenses
                     ----                           ----------            -----           --------        ---------------

     Balanced Fund                                         %                  %                %                  %
     Blue Chip Fund
     Bond Fund                                                                                                    *
     Capital Value Fund
     Cash Management Fund                                                  None                                   *
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund                                                                          **
     International Fund
     International SmallCap Fund                                                                                  **
     Limited Term Bond Fund                                                                                       *
     MidCap Fund
     Real Estate Fund                                   .90                .25              .55               1.70***
     SmallCap Fund                                      .85                .25              .55               1.65***
     Tax-Exempt Bond Fund
     Tax-Exempt Cash Management Fund                                       None                                   *
     Utilities Fund                                                                                               *

     *   After waiver.
     **  Annualized
     *** Estimated expenses.

   TABLE B                                                    CLASS B SHARES
                                                                         Annual Fund Operating Expenses
                                                                    (as a percentage of average net assets)
                                                    ---------------------------------------------------------------------
                                                    Management            12b-1            Other          Total Operating
                     Fund                              Fee                 Fee            Expenses           Expenses
                     ----                           ----------            -----           --------        ---------------

     Balanced Fund                                         %                  %                %                  %
     Blue Chip Fund
     Bond Fund                                                                                                         *
     Capital Value Fund
     Cash Management Fund                                                                                         *
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund                                                                          **
     International Fund
     International SmallCap Fund                                                                                  **
     Limited Term Bond Fund                                                                                       *
     MidCap Fund
     Real Estate Fund                                   .90                .90              .55               2.35***
     SmallCap Fund                                      .85                .90              .55               2.30***
     Tax-Exempt Bond Fund
     Utilities Fund                                                                                               *

     *   After waiver.
     **  Annualized
     *** Estimated expenses.

  Example A

     You would pay the following expenses on a $1,000  investment,  assuming (1)
     5% annual return and (2) redemption at the end of each time period:

                                                  1  Year            3 Years              5 Years          10 Years(a)
                                               ---------------  -----------------   -----------------   ----------------
                                               Class A Class B  Class A   Class B   Class A   Class B   Class A  Class B
                     Fund                      Shares  Shares   Shares    Shares    Shares    Shares    Shares   Shares
                     ----                      ------- -------  -------   -------   -------   -------   -------  -------

     Balanced Fund                               $         $         $         $         $         $          $         $
     Blue Chip Fund                              $         $         $         $         $         $          $         $
     Bond Fund                                   $         $         $         $         $         $          $         $
     Capital Value Fund                          $         $         $         $         $         $          $         $
     Cash Management Fund                        $         $         $         $         $         $          $         $
     Government Securities Income Fund           $         $         $         $         $         $          $         $
     Growth Fund                                 $         $         $         $         $         $          $         $
     High Yield Fund                             $         $         $         $         $         $          $         $
     International Emerging Markets Fund         $         $         $         $       N/A       N/A        N/A       N/A
     International Fund                          $         $         $         $         $         $          $         $
     International SmallCap Fund                 $         $         $         $       N/A       N/A        N/A       N/A
     Limited Term Bond Fund                      $         $         $         $                   $          $         $
     MidCap Fund                                 $         $         $         $         $         $         $          $
     Real Estate Fund                          $64       $65       $99      $106       N/A       N/A        N/A       N/A
     SmallCap Fund                             $63       $64       $97      $104       N/A       N/A        N/A       N/A
     Tax-Exempt Bond Fund                        $         $         $         $         $         $          $         $
     Tax-Exempt Cash Management Fund             $         $         $         $         $         $          $         $
     Utilities Fund                              $         $         $         $         $         $          $         $

  Example B

     You would pay the following expenses on the same investment, assuming no redemption:

                                                   1  Year            3 Years             5 Years          10 Years(a)
                                               ---------------  -----------------   -----------------   ----------------
                                               Class A Class B  Class A   Class B   Class A   Class B   Class A  Class B
                     Fund                      Shares  Shares   Shares    Shares    Shares    Shares    Shares   Shares
                     ----                      ------- -------  -------   -------   -------   -------   -------  -------

     Balanced Fund$                              $         $         $         $         $         $          $
     Blue Chip Fund                              $         $         $         $         $         $          $         $
     Bond Fund                                   $         $         $         $         $         $          $         $
     Capital Value Fund                          $         $         $         $         $         $          $         $
     Cash Management Fund                        $         $         $         $         $         $          $         $
     Government Securities Income Fund           $         $         $         $         $         $          $         $
     Growth Fund                                 $         $         $         $         $         $          $         $
     High Yield Fund                             $         $         $         $         $         $          $         $
     International Emerging Markets Fund         $         $         $         $       N/A       N/A        N/A       N/A
     International Fund                          $         $         $         $         $         $          $         $
     International SmallCap Fund                 $         $         $         $       N/A       N/A        N/A       N/A
     Limited Term Bond Fund                      $         $         $         $         $         $          $         $
     MidCap Fund                                 $         $         $         $         $         $          $         $
     Real Estate Fund                          $64       $24       $99       $73       N/A       N/A        N/A       N/A
     SmallCap Fund                             $63       $23       $97       $72       N/A       N/A        N/A       N/A
     Tax-Exempt Bond Fund                        $         $         $         $         $         $          $         $
     Tax-Exempt Cash Management Fund             $         $         $         $         $         $          $         $
     Utilities Fund                              $         $         $         $         $         $          $         $

     (a) The amount in this column reflects the conversion of Class B shares to Class A shares seven years after the initial purchase.

The purpose of these tables is to help you understand the expenses of the Principal mutual funds. The Fund's Annual Fund Operating Expenses shown in Table A for Class A shares are generally based on each Fund's actual expenses. However, each of the Funds, except Money Market - Class A shares, have adopted a 12b-1 Plan. These Plans permit Princor Financial Services Corporation ("Princor") as underwriter of the Funds to collect an annual fee of up to .25% of each Fund's average net assets. A portion of this annual fee is considered an asset-based sales charge. It may then be possible that a long-term shareholder of Class A shares may pay more than the maximum front-end sales charge permitted by the National Association of Securities Dealers. See "Distribution and Shareholder Servicing Plan and Fees", "How to Purchase Shares" and "How the Funds are Managed."

For the fiscal year ended October 31, 1997, the Manager waived a portion of its fees as shown below:

                                      Total operating expenses
                                           Before waiver         After waiver
                                      ------------------------ ----------------

              Fund                        Class A   Class B    Class A  Class B
              ----                       -------     -------   -------  -------
     Bond Fund                                                     %         %
     Cash Management Fund                                          %         %
     Limited Term Bond Fund                                        %         %
     Tax-Exempt Cash Management Fund                               %       N/A
     Utilities Fund                                                %         %


What the Principal Funds Offer You

     Your financial objectives may be investing for retirement or a child's education, accumulating a vacation fund or generating current income. Your purchase of Principal Funds may help you achieve your financial goals. The Funds offer a choice of investment risks allowing you to choose different options based on your willingness to assume risk. The Funds offer:


     Professional Investment Management: Principal Management Corporation (formerly known as Princor Management Corporation) is the Manager for each of the Funds. The Manager employs experienced securities analysts to provide you with professional investment management. The Manager decides how and where to invest Fund assets. Investment decisions are based on research into the financial performance of individual companies and specific securities issues, taking into account general economic and market trends. See "How the Funds are Managed."

     Diversification: Principal Funds allow you to diversify your assets across dozens of securities issued by a number of issuers. In addition, you may further diversify by investing in several of the Funds. Diversification reduces investment risk.


     Economies  of  Scale:   Pooling  individual   shareholders'  money  creates
administrative efficiencies and, in certain Funds, saves on brokerage commissions through round-lot orders and quantity discounts. By pooling money with other investors, you can invest indirectly in many more securities than you could on your own.

     Liquidity: Upon request, each Fund will redeem all or part of your shares and promptly pay the current net asset value of the shares redeemed, less any applicable contingent deferred sales charge. See "How to Sell Shares."

     Dividends: Each Fund will normally declare a dividend payable to shareholders from investment income in accordance with its distribution policy. Dividends payable for Class B shares will be lower than dividends payable for Class A shares. See "Distribution of Income Dividends and Realized Capital Gains."

     Convenient Investment and Recordkeeping Services: Generally, shareholders of any of the Funds (except the Money Market Funds) will receive a statement of account each time there is a transaction that effects the account. Shareholders of the Money Market Funds will receive a monthly statement of account. However, certain shareholders will receive quarterly statements in lieu of other statements. See "General Information About a Fund Account." In addition, shareholders may complete certain transactions and access account information by telephoning 1-800-247-4123.

Investment Objectives of the Funds

                              GROWTH-ORIENTED FUNDS

                                    Domestic
                                    --------
                Fund                             Investment Objectives
                ----                             ---------------------


Principal Balanced Fund, Inc.       Total   investment   return   consisting  of
                                    current income and capital appreciation while assuming reasonable risks in furtherance of this objective.

Principal Blue Chip Fund,  Inc.     Growth of capital and growth of income.
                                    In seeking to achieve its objective, the Fund will invest primarily in common stocks of well-capitalized, established companies which the Fund's Manager believes to have the potential for growth of capital, earnings and dividends.


Principal Capital  Value Fund, Inc. Long-term capital appreciation with   a
                                    secondary objective  of growth of investment
                                    income.   The Fund seeks to achieve its
                                    objectives primarily through the purchase
                                    of  common   stocks, but  the   Fund  may
                                    invest in other securities.


Principal Growth Fund, Inc.         Growth of  capital.  The Fund seeks to
                                    achieve  its  objective  through the
                                    purchase primarily of common stocks, but the Fund may invest in other securities.

Principal MidCap Fund, Inc.         Long-term  capital  appreciation.  The Fund
                                    invests primarily in securities of emerging and other growth-oriented companies.

Principal Real Estate Fund, Inc.    Generate total return. In seeking to achieve
                                    its objective, the Fund will primarily
                                    invest in equity securities of companies principally engaged in the real estate industry.

Principal SmallCap Fund, Inc.       Long-term  growth of capital. The Fund seeks
                                    to achieve its  objective  by investing
                                    primarily in equity securities of companies with comparatively smaller market capitalizations.

Principal Utilities Fund, Inc.      Current  income  and  long-term  growth of
                                    income  and  capital.  The Fund invests
                                    primarily  in equity  and  fixed-income
                                    securities of companies engaged in the public utilities industry.


                               International
                               -------------

               Fund                            Investment Objectives
               ----                            ---------------------


Principal International Emerging    Long-term growth of  capital. The Fund will
Markets Fund, Inc.                  invest  primarily  in equity securities of
                                    issuers in emerging market countries.

Principal International Fund, Inc.  Long-term  growth  of  capital  by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Principal International
SmallCap Fund,  Inc.                Long-term  growth of capital. The Fund will
                                    invest primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.


                              INCOME-ORIENTED FUNDS

                   Fund                            Investment Objectives
                   ----                            ---------------------


Principal Bond Fund, Inc.           As high a level of income as is  consistent
                                    with  preservation  of capital and   prudent
                                    investment risk. This Fund invests primarily in investment-grade bonds.

Principal Government Securities     A high level of current  income,  liquidity
Income Fund, Inc.                   and safety of  principal.  The Fund seeks to
                                    achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National
                                    Mortgage  Association  Certificates ("GNMA
                                    Certificates").  Fund  shares  are  not
                                    guaranteed  by the  United  States
                                    Government.

Principal High Yield Fund, Inc.     High  current income.Capital growth is a
                                    secondary  objective when consistent with
                                    the   objective   of high current-income.
                                    The Fund will invest primarily   in  high
                                    yielding, lower or non-rated fixed-income securities (commonly known as "junk bonds").

Principal Limited Term Bond         A  high level of current income consistent
Fund, Inc.                          with a relatively high level of principal
                                    stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

Principal Tax-Exempt Bond           As high a level of current interest income
Fund, Inc.                          exempt from  federal income tax as is
                                    consistent with  preservation of capital.
                                    This Fund invests primarily in investment-grade, tax-exempt, fixed-income obligations.


                               MONEY MARKET FUNDS

               Fund                          Investment Objectives
               ----                          ---------------------


Principal Cash Management           As high a level of current income available
Fund, Inc.                          from short-term securities as is considered
                                    consistent with preservation of principal and maintenance of liquidity. The Fund invests in money market instruments.

Principal Tax-Exempt Cash           As high a level of current  interest  income
Management Fund, Inc.               exempt from federal income tax as is
                                    consistent with stability of principal and the maintenance of liquidity. The
                                    Fund invests in high-quality, short-term municipal obligations.


     There can be no assurance that the investment objectives of any of the Funds will be realized. See "Investment Objectives, Policies and Restrictions."

The Risks of Investing


     Because the Funds have different investment objectives, each Fund is subject to varying degrees of financial and market risks and current income volatility. Financial risk refers to the earnings stability and overall financial soundness of an issuer of an equity security and to the ability of an issuer of a debt security to pay interest and principal when due. Market risk refers to the degree to which the price of a security reacts to changes in conditions in securities markets in general and, with particular reference to debt securities, to changes in the overall level of interest rates. Current income volatility refers to the degree and rapidity which changes in the overall level of interest rates are reflected in the level of current income of a Fund. See "Risk Factors" and "Investment Objectives, Policies and Restrictions."


How to Buy Shares


     You can become a shareholder by completing the application that accompanies this Prospectus. Mail it, along with a check, to Princor. The initial investment for the Funds must be at least $1,000 ($250 for an account established under the Uniform Gifts to Minors Act or Uniform Transfers Act). An IRA may be established with a minimum of $250. See "Retirement Plans." The minimum subsequent investment is $100. Lower minimum initial and subsequent purchase amounts are available to you if you make regular periodic investments under an Automatic Investment Plan. Minimum investment amounts do not apply to certain Money Market Fund accounts. See "How to Purchase Shares." Class B shares of the Cash Management Fund may only be purchased by an exchange from other Class B shares. See "How to Exchange Shares."

     Each Fund, except Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers three classes of shares through Princor and other dealers which it selects. Tax-Exempt Bond Fund offers Class A and Class B shares. Tax-Exempt Cash Management Fund offers only Class A shares. Only two classes of shares are offered through this Prospectus, Class A shares and Class B shares. The two classes of shares bear sales charges in different forms and amounts and bear different expense levels.

     Class A shares. When you buy less than $1 million of Class A shares of any of the Principal Funds (except the Money Market Funds), you pay a sales charge at the time of purchase. The sales charge ranges from a high of 4.75% (1.50% for Limited Term Bond Fund) on purchases of up to $50,000 to a low of 0% on purchases of $1 million or more. Purchases of $1 million or more are subject to a .75% (.25% of the Limited Term Bond Fund) contingent deferred sales charge on redemptions within 18 months from the date of purchase. Certain purchases of Class A shares qualify for reduced sales charges. See "How to Purchase Shares" and "Offering Price of Funds' Shares." Class A shares for each of the Funds (except the Money Market Funds) currently bear a 12b-1 fee at the annual rate of up to 0.25% (.15% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution and Shareholder Servicing Plans and Fees."

     Class A shares of the Money Market Funds are sold without a sales charge at the net asset value next determined after receipt of an order. Under most circumstances, the net asset value will remain constant at $1.00 per share; however, there can be no assurance that the net asset value will not change.

     Class B shares. Class B shares for each Fund are sold without an initial sales charge, but are subject to a declining contingent deferred sales charge which begins at 4% (1.25% for the Limited Term Bond Fund) and declines to zero over a six-year schedule. Class B shares of the Cash Management Fund may be purchased only by exchange from other Class B shares. Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. Class B shares will automatically convert into Class A shares, based on relative net asset value, approximately seven years after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. See "How to Purchase Shares" and "Offering Price of Funds' Shares."


How to Exchange Shares


     Shares of Principal Funds may be exchanged for shares of the same Class of other Principal Funds without a sales charge or administrative fee under certain conditions as described under "How to Exchange Shares." In addition, Class A shares of the Money Market Funds acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for Class B shares of any Growth-Oriented or Income-Oriented Fund. Shares may be exchanged by telephone or written request. An exchange is a sale for tax purposes. Also, dividends and capital gains distributions from shares of a Class of one Principal Fund may be automatically "cross-reinvested" in shares of the same Class of another Principal Fund. See "Distribution of Income Dividends and Realized Capital Gains."


How to Sell Shares


     You may sell (redeem) shares by mail or by telephone. Redemption proceeds will generally be mailed to you on the next business day after the redemption request is received in good order. Upon proper authorization certain redemptions may be processed through a selected dealer. Automatic redemptions of a specified amount may also be made through a Periodic Withdrawal Plan. In addition, Class A shares of the Money Market Funds may be redeemed by writing a check against the account balance or by establishing a preauthorized withdrawal service on the account. Redemptions of Class A shares are generally made at net asset value without charge. However, Class A share purchases of $1 million or more may be subject to a .75% (.25% for the Limited Term Bond Fund) contingent deferred sales charge if redeemed within 18 months of purchase. Redemptions of Class B shares within six years of purchase will generally be subject to a contingent deferred sales charge. See "Offering Price of Funds' Shares" and "How to Sell Shares." If redemption proceeds are wired to a financial institution, a six dollar ($6) wire fee will be charged.


FINANCIAL HIGHLIGHTS


     The tables that follow are based on information included in the Funds' annual financial statements which have been audited by Ernst & Young, LLP, independent auditors. Their report on the financial statements and financial highlights are incorporated by reference (legally made as part of) into this prospectus. A free copy of the financial statements may be obtained by calling 1-800-451-5447.

                      This page left blank intentionally.

GROWTH-ORIENTED FUNDS


Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions


                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period

   Princor Balanced Fund, Inc.(b)
        Class A
     Year Ended October 31,
       1996                             $13.74     $.38      $1.59        $1.97      $(.43)        $(.67)      $(1.10)     $14.61
       1995                              12.43      .41       1.31         1.72       (.36)         (.05)        (.41)      13.74
       1994                              13.26      .32       (.20)         .12       (.40)         (.55)        (.95)      12.43
       1993                              12.78      .35       1.14         1.49       (.37)         (.64)       (1.01)      13.26
       1992                              11.81      .41        .98         1.39       (.42)            _         (.42)      12.78
       1991                               9.24      .46       2.61         3.07       (.50)            _         (.50)      11.81
       1990                              11.54      .53      (1.70)       (1.17)      (.59)         (.54)       (1.13)       9.24
       1989                              11.09      .61        .56         1.17       (.56)         (.16)        (.72)      11.54
     Period Ended October 31, 1988 (c)    9.96      .40       1.02         1.42       (.29)            _         (.29)      11.09

     Class B
     Year Ended October 31, 1996         13.71      .29       1.55         1.84       (.32)         (.67)        (.99)      14.56
     Period Ended October 31, 1995 (f)   11.80      .31       1.90         2.21       (.30)            _         (.30)      13.71

   Princor Blue Chip Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              15.03      .23       2.45         2.68       (.26)         (.35)        (.61)      17.10
       1995                              12.45      .24       2.55         2.79       (.21)            _         (.21)      15.03
       1994                              11.94      .20        .57          .77       (.26)            _         (.26)      12.45
       1993                              11.51      .21        .43          .64       (.18)         (.03)        (.21)      11.94
       1992                              10.61      .17        .88         1.05       (.15)            _         (.15)      11.51
     Period Ended October 31, 1991(g)    10.02      .10        .57          .67       (.08)            _         (.08)      10.61

     Class B
     Year Ended October 31, 1996         14.99      .11       2.41         2.52       (.13)         (.35)        (.48)      17.03
     Period Ended October 31, 1995  (f)  11.89      .15       3.10         3.25       (.15)            _         (.15)      14.99

   Princor Capital Accumulation
   Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              23.69      .45       5.48         5.93       (.43)        (1.47)       (1.90)      27.72
       1995                              20.83      .45       3.15         3.60       (.39)         (.35)        (.74)      23.69
       1994                              21.41      .39        .93         1.32       (.41)        (1.49)       (1.90)      20.83
       1993                              21.34      .43       1.67         2.10       (.43)        (1.60)       (2.03)      21.41
       1992                              19.53      .45       1.82         2.27       (.46)            _         (.46)      21.34
       1991                              14.31      .49       5.24         5.73       (.51)            _         (.51)      19.53
       1990                              18.16      .52      (3.64)       (3.12)      (.40)         (.33)        (.73)      14.31
Four Months Ended October 31, 1989 (h)   19.11      .18       (.06)         .12       (.29)         (.78)       (1.07)      18.16
     Year Ended June 30,
       1989                              18.82      .53       1.10         1.63       (.51)         (.83)       (1.34)      19.11
       1988                              21.66      .44      (1.06)        (.62)      (.41)        (1.81)       (2.22)      18.82
       1987                              20.47      .31       3.33         3.64       (.30)        (2.15)       (2.45)      21.66

     Class B
     Year Ended October 31, 1996         23.61      .21       5.45         5.66       (.22)        (1.47)       (1.69)      27.58
     Period Ended October 31, 1995 (f)   19.12      .33       4.46         4.79       (.30)            _         (.30)      23.61

                                                            Ratios / Supplemental Data
                                           -------------------------------------------------------------------------
                                                                                 Ratio of Net
                                                                       Ratio of   Investment
                                                        Net Assets at Expenses to  Income to  Portfolio    Average
                                               Total    End of Period   Average     Average    Turnover   Commission
                                            Return (a) (in thousands) Net Assets  Net Assets     Rate     Rate Paid

   Princor Balanced Fund, Inc.(b)
        Class A

     Year Ended October 31,
       1996                                   15.10%   $   70,820      1.28%        2.82%       32.6%      $.0421
       1995                                   14.18%       57,125      1.37%        3.21%       35.8%         N/A
       1994                                     .94%       53,366      1.51%        2.70%       14.4%         N/A
       1993                                   12.24%       39,952      1.35%        2.78%       27.5%         N/A
       1992                                   11.86%       31,339      1.29%        3.39%       30.6%         N/A
       1991                                   34.09%       23,372      1.30%        4.25%       23.6%         N/A
       1990                                  (11.28)%      18,122      1.32%        5.22%       33.7%         N/A
       1989                                   11.03%       20,144      1.25%        5.45%       30.2%         N/A
     Period Ended October 31, 1988 (c)        12.42%(d)    16,282      1.12%(e)     4.51%(e)    65.2%(e)      N/A

     Class B
     Year Ended October 31, 1996              14.10%        5,964      2.13%        1.93%       32.6%       .0421
     Period Ended October 31, 1995 (f)        18.72%(d)     1,263      1.91%(e)     2.53%(e)    35.8%(e)      N/A

   Princor Blue Chip Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                   18.20%       44,389      1.33%        1.41%       13.3%       .0456
       1995                                   22.65%       35,212      1.38%        1.83%       26.1%         N/A
       1994                                    6.58%       27,246      1.46%        1.72%        5.5%         N/A
       1993                                    5.65%       23,759      1.25%        1.87%       11.2%         N/A
       1992                                    9.92%       19,926      1.56%        1.49%       13.5%         N/A
     Period Ended October 31, 1991(g)          6.37%(d)    12,670      1.71%(e)     1.67%(e)     0.4%(e)      N/A

     Class B
     Year Ended October 31, 1996              17.18%        6,527      2.19%         .49%       13.3%       .0456
     Period Ended October 31, 1995  (f)       26.20%(d)     1,732      1.90%(e)      .97%(e)    26.1%(e)      N/A

   Princor Capital Accumulation
   Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                   26.41%      435,617       .69%        1.82%       50.2%       .0421
       1995                                   17.94%      339,656       .75%        2.08%       46.0%         N/A
       1994                                    6.67%      285,965       .83%        2.02%       31.7%         N/A
       1993                                   10.42%      240,016       .82%        2.16%       24.8%         N/A
       1992                                   11.67%      190,301       .93%        2.17%       38.3%         N/A
       1991                                   40.63%      152,814       .99%        2.72%       19.7%         N/A
       1990                                  (17.82)%     109,507      1.10%        3.10%       27.7%         N/A
Four Months Ended October 31, 1989 (h)          .44%(d)   122,685      1.10%(e)     2.87%(e)    19.7%(e)      N/A
     Year Ended June 30,
       1989                                    9.53%      117,473      1.00%        3.04%       28.1%         N/A
       1988                                   (2.30)%      97,147       .96%        2.40%       27.9%         N/A
       1987                                   20.93%       93,545       .98%        1.73%       20.0%         N/A

     Class B
     Year Ended October 31, 1996              25.19%        9,832      1.70%         .80%       50.2%       .0421
     Period Ended October 31, 1995 (f)        25.06%(d)     2,248      1.50%(e)     1.07%(e)    46.0%(e)      N/A

 Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or contingent deferred sales charge.

(b) Effective December 5, 1994, the name of Princor Managed Fund, Inc. was changed to Princor Balanced Fund, Inc.

(c) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.08 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.12 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 9,1994, date Class B shares first offered to the public, through October 31, 1995. The Growth Funds Class B shares recognized no net investment income for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994. The Growth Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares: Per Share

              Fund

     Princor Balanced Fund, Inc.                (0.19)
     Princor Blue Chip Fund, Inc.               (0.15)
     Princor Capital Accumulation
       Fund, Inc.                               (0.46)

(g) Period from March 1, 1991, date shares first offered to public, through October 31, 1991. Net investment income, aggregating $.01 per share for the period from the initial purchase of shares on February 11, 1991 through February 28, 1991, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred unrealized gains on investments of $.01 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(h) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

GROWTH-ORIENTED FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions


                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period

   Princor Emerging Growth Fund, Inc.
     Class A
   Year Ended October 31,
       1996                             $31.45     $.14      $5.05        $5.19      $(.14)        $(.75)       $(.89)      $35.75
       1995                              25.08      .12       6.45         6.57       (.06)         (.14)        (.20)       31.45
       1994                              23.56       _        1.61         1.61         _           (.09)        (.09)       25.08
       1993                              19.79      .06       3.82         3.88       (.11)            _         (.11)       23.56
       1992                              18.33      .14       1.92         2.06       (.15)         (.45)        (.60)       19.79
       1991                              11.35      .17       7.06         7.23       (.21)         (.04)        (.25)       18.33
       1990                              14.10      .31      (2.59)       (2.28)      (.37)         (.10)        (.47)       11.35
       1989                              12.77      .26       2.02         2.28       (.15)         (.80)        (.95)       14.10
   Period Ended October 31, 1988 (b)     10.50      .06       2.26         2.32       (.05)            _         (.05)       12.77

     Class B
   Year Ended October 31, 1996           31.31     (.04)      4.97         4.93       (.01)         (.75)        (.76)       35.48
   Period Ended October 31,1995 (e)      23.15       _        8.18         8.18       (.02)            _         (.02)       31.31

   Princor Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              37.22      .35       3.50         3.85       (.35)        (1.18)       (1.53)       39.54
       1995                              31.14      .35       6.67         7.02       (.31)         (.63)        (.94)       37.22
       1994                              30.41      .26       2.56         2.82       (.28)        (1.81)       (2.09)       31.14
       1993                              28.63      .40       2.36         2.76       (.42)         (.56)        (.98)       30.41
       1992                              25.92      .39       3.32         3.71       (.40)         (.60)       (1.00)       28.63
       1991                              16.57      .41       9.32         9.73       (.38)            _         (.38)       25.92
       1990                              19.35      .35      (1.99)       (1.64)      (.34)         (.80)       (1.14)       16.57
   Four Months Ended October 31, 1989(f) 18.35      .08       1.17         1.25       (.16)         (.09)        (.25)       19.35
   Year Ended June 30,
       1989                              19.84      .32        .36          .68       (.29)        (1.88)       (2.17)       18.35
       1988                              23.27      .26      (2.08)       (1.82)      (.22)        (1.39)       (1.61)       19.84
       1987                              21.85      .21       3.72         3.93       (.27)        (2.24)       (2.51)       23.27

     Class B
     Year Ended October 31, 1996         37.10      .08       3.48         3.56       (.05)        (1.18)       (1.23)       39.43
     Period Ended October 31, 1995 (e)   28.33      .21       8.76         8.97       (.20)            _         (.20)       37.10

                                                                             Ratios / Supplemental Data
                                                       -------------------------------------------------------------------------

                                                                                            Ratio of Net
                                                                                  Ratio of   Investment
                                                                   Net Assets at Expenses to  Income to   Portfolio    Average
                                                          Total    End of Period   Average     Average    Turnover    Commission
                                                       Return (a) (in thousands) Net Assets  Net Assets     Rate       Rate Paid

   Princor Emerging Growth Fund, Inc.
     Class A
   Year Ended October 31,
       1996                                               16.89%     $229,465      1.32%         .46%       12.3%      $.0391
       1995                                               26.41%      150,611      1.47%         .47%       13.5%         N/A
       1994                                                6.86%       92,965      1.74%         .02%        8.1%         N/A
       1993                                               19.66%       48,668      1.66%         .26%        7.0%         N/A
       1992                                               11.63%       29,055      1.74%         .80%        5.8%         N/A
       1991                                               64.56%       17,174      1.78%        1.14%        8.4%         N/A
       1990                                              (16.80)%       8,959      1.94%        2.43%       15.8%         N/A
       1989                                               19.65%        8,946      1.79%        2.09%       13.5%         N/A
   Period Ended October 31, 1988 (b)                      19.72%(c)     6,076      1.52%(d)      .84%(d)    19.5%(d)      N/A

     Class B
   Year Ended October 31, 1996                            16.07%       28,480      2.01%        (.24)%      12.3%       .0391
   Period Ended October 31,1995 (e)                       35.65%(c)     8,997      2.04%(d)     (.17)%(d)   13.5%(d)      N/A

   Princor Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                               10.60%      228,361      1.08%        0.95%        1.8%       .0443
       1995                                               23.29%      174,328      1.16%        1.12%       12.2%         N/A
       1994                                                9.82%      116,363      1.30%         .95%       13.6%         N/A
       1993                                                9.83%       80,051      1.26%        1.40%       16.4%         N/A
       1992                                               14.76%       63,405      1.19%        1.46%       15.6%         N/A
       1991                                               59.30%       45,892      1.13%        1.85%       10.6%         N/A
       1990                                               (9.20)%      28,917      1.18%        1.88%        9.7%         N/A
   Four Months Ended October 31, 1989(f)                   6.83%(c)    32,828      1.22%(d)     1.25%(d)    50.1%(d)      N/A
   Year Ended June 30,
       1989                                                4.38%       31,770      1.08%        1.78%        9.7%         N/A
       1988                                               (7.19)%      34,316      1.00%        1.29%       24.9%         N/A
       1987                                                20.94%      37,006      1.01%        1.07%        4.0%         N/A

     Class B
     Year Ended October 31, 1996                           9.80%       24,019      1.79%         .22%        1.8%       .0443
     Period Ended October 31, 1995 (e)                    31.48%(c)     8,279      1.80%(d)      .31%(d)    12.2%(d)      N/A

Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.04 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized gains on investments of $.46 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(c)  Total Return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. The Growth Funds Class B shares recognized no net investment income for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994. The Growth Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares:

               Fund

     Princor Emerging Growth Fund, Inc.                  (0.77)
     Princor Growth Fund, Inc.                           (0.86)

(f) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

GROWTH-ORIENTED FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions


                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period


   Princor Utilities Fund, Inc.
     Class A
     Year Ended October 31,
       1996                             $10.94     $.44 (b)   $.45         $.89      $(.43)         $ _         $(.43)     $11.40
       1995                               9.25      .48 (b)   1.70         2.18       (.49)           _          (.49)      10.94
       1994                              11.45      .46 (b)  (2.19)       (1.73)      (.45)         (.02)        (.47)       9.25
     Period Ended October 31, 1993 (d)   10.18      .35 (b)   1.27         1.62       (.35)           _          (.35)      11.45
     Class B
     Year Ended October 31, 1996         10.93      .36 (b)   0.43         0.79       (.34)           _          (.34)      11.38
     Period Ended October 31, 1995 (f)    9.20      .40 (b)   1.77         2.17       (.44)           _          (.44)      10.93

   Princor World Fund, Inc.
     Class A
     Year Ended October 31,
       1996                               7.28      .10       1.17         1.27       (.08)         (.33)        (.41)       8.14
       1995                               7.44      .08       (.02)         .06       (.03)         (.19)        (.22)       7.28
       1994                               6.85      .01        .64          .65       (.02)         (.04)        (.06)       7.44
       1993                               5.02      .03       1.98         2.01       (.05)         (.13)        (.18)       6.85
       1992                               5.24      .06       (.14)        (.08)      (.06)         (.08)        (.14)       5.02
       1991                               4.64      .05        .58          .63       (.03)           _          (.03)       5.24
       1990                               4.66      .09       (.04)         .05       (.07)           _          (.07)       4.64
     Ten Months Ended October 31, 1989(g) 4.58      .07        .07          .14       (.06)           _          (.06)       4.66
     Year Ended December 31,
       1988 (h)                           3.88      .12        .67          .79       (.09)           _          (.09)       4.58
       1987 (h)                           8.55      .12       (.96)        (.84)      (.08)        (3.75)       (3.83)       3.88
       1986 (h)                           7.32      .45       2.17         2.62       (.44)         (.95)       (1.39)       8.55

     Class B
     Year Ended October 31, 1996          7.24      .03       1.15         1.18       (.02)         (.33)        (.35)       8.07
     Period Ended October 31, 1995 (f)    6.71      .05        .51          .56       (.03)           _          (.03)       7.24

                                                                       Ratios / Supplemental Data
                                              -------------------------------------------------------------------------
                                                                                  Ratio of Net
                                                                        Ratio of   Investment
                                                         Net Assets at Expenses to  Income to   Portfolio    Average
                                                Total    End of Period   Average     Average    Turnover    Commission
                                             Return (a) (in thousands) Net Assets  Net Assets     Rate       Rate Paid


   Princor Utilities Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                      8.13%     $ 66,322      1.17% (b)    3.85%       34.2%      $.0410
       1995                                     24.36%       65,873      1.04% (b)    4.95%       13.0%         N/A
       1994                                    (15.20)%      56,747      1.00% (b)    4.89%       13.8%         N/A
     Period Ended October 31, 1993 (d)          15.92%(c)    50,372      1.00% (e)(b) 4.48% (e)    4.3% (e)     N/A
     Class B
     Year Ended October 31, 1996                 7.23%(c)     5,579      1.93%        3.07%       34.2%       .0410
     Period Ended October 31, 1995 (f)          24.18%(c)     3,952      1.72%(b)(e)  3.84% (e)   13.0% (e)     N/A

   Princor World Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                     18.36%      172,276      1.45%        1.43%       23.8%       .0197
       1995                                      1.03%      126,554      1.63%        1.10%       35.4%         N/A
       1994                                      9.60%      115,812      1.74%         .10%       13.2%         N/A
       1993                                     41.39%       63,718      1.61%         .59%       19.5%         N/A
       1992                                     (1.57)%      35,048      1.69%        1.23%       19.9%         N/A
       1991                                     13.82%       26,478      1.72%        1.36%       27.6%         N/A
       1990                                       .94%       16,044      1.79%        1.89%       37.9%         N/A
     Ten Months Ended October 31, 1989(g)        2.98%(c)    13,928      1.55%(e)     1.82%(e)    32.4%(e)      N/A
     Year Ended December 31,
       1988 (h)                                 20.25%       13,262      1.55%        1.43%       56.9%         N/A
       1987 (h)                                (10.13)%       3,943      2.09%         .83%      183.0%         N/A
       1986 (h)                                 36.40%        9,846      2.17%         .73%      166.0%         N/A

     Class B
     Year Ended October 31, 1996                17.16%       15,745      2.28%         .64%       23.8%       .0197
     Period Ended October 31, 1995 (f)           9.77%(c)     3,908      2.19%(e)      .58%(e)    35.4%(e)      N/A

Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year except as noted) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                              Per Share     Ratio of Expenses
                             Net Invest-    to Average Net      Amount
     Fund             Year   ment Income        Assets          Waived

Princor Utilties
  Fund, Inc.
    Class A          1996       .43            1.25%            54,932
                     1995       .46            1.30%           151,145
                     1994       .41            1.50%           284,836
                     1993(d)    .32            1.54(e)         139,439

    Class B          1996       .34            2.06%             6,690
                     1995(f)    .40            1.81%(e)          1,338

(c)  Total Return amounts have not been annualized.

(d) Period from December 16, 1992, date shares first offered to public, through October 31, 1993. Net investment income, aggregating $.05 per share for the period from the initial purchase of shares on November 16, 1992 through December 15, 1992, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the fund incurred unrealized gains on investments of $.13 per share during the initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(e)  Computed on an annualized basis.

(f) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. Certain of the Growth Funds Class B shares recognized net investment income as follows, for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994, none of which was distributed to the sole shareholder, Princor
     Management Corporation. Additionally, the Growth Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares:

                                        Per Share            Per Share
                                     Net Investment         Unrealized
               Fund                      Income               (Loss)
     Princor Utilities Fund, Inc.         .01                 (0.01)
     Princor World Fund, Inc.              __                 (0.07)

(g) Effective January 1, 1989, the fund changed its fiscal year-end from December 31 to October 31.

(h) The investment manager of Princor World Fund, Inc. was changed on August 1, 1988 to the current manager, Princor Management Corporation. The years 1983 through 1987 are not covered by the current independent auditor's report.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions

                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period


   Princor Bond Fund, Inc.
     Class A
    Year Ended October 31,
       1996                             $11.42     $.76 (b)  $(.25)      $.51      $(.76)         $  _        $(.76)        $11.17
       1995                              10.27      .78 (b)   1.16       1.94       (.78)         (.01)        (.79)         11.42
       1994                              11.75      .78 (b)  (1.47)      (.69)      (.78)         (.01)        (.79)         10.27
       1993                              10.97      .81 (b)    .79       1.60       (.81)         (.01)        (.82)         11.75
       1992                              10.65      .85 (b)    .32       1.17       (.85)            _         (.85)         10.97
       1991                               9.99      .88 (b)    .65       1.53       (.87)            _         (.87)         10.65
       1990                              10.57      .86       (.55)       .31       (.89)            _         (.89)          9.99
       1989                              10.37      .87        .25       1.12       (.86)         (.06)        (.92)         10.57
    Period Ended October 31, 1988 (c)     9.95      .80 (b)    .38       1.18       (.76)            _         (.76)         10.37

     Class B
    Year Ended October 31, 1996          11.41      .67 (b)   (.25)      0.42       (.68)            _         (.68)         11.15
    Period Ended October 31, 1995 (f)    10.19      .63 (b)   1.19       1.82       (.60)            _         (.60)         11.41

   Princor Cash Management Fund, Inc.
     Class A
    Year Ended October 31,
       1996                               1.000     .049 (b)    _         .049      (.049)           _         (.049)        1.000
       1995                               1.000     .052 (b)    _         .052      (.052)           _         (.052)        1.000
       1994                               1.000     .033 (b)    _         .033      (.033)           _         (.033)        1.000
       1993                               1.000     .026 (b)    _         .026      (.026)           _         (.026)        1.000
       1992                               1.000     .036 (b)    _         .036      (.036)           _         (.036)        1.000
       1991                               1.000     .061 (b)    _         .061      (.061)           _         (.061)        1.000
       1990                               1.000     .074 (b)    _         .074      (.074)           _         (.074)        1.000
    Four Months Ended
      October 31, 1989 (g)                1.000     .027 (b)    _         .027      (.027)           _         (.027)        1.000
    Year Ended June 30,
       1989                               1.000     .080 (b)    _         .080      (.080)           _         (.080)        1.000
       1988                               1.000     .060        _         .060      (.060)           _         (.060)        1.000
       1987                               1.000     .053        _         .053      (.053)           _         (.053)        1.000

     Class B
    Year Ended October 31, 1996           1.000     .041 (b)     _         .041      (.041)           _        (.041)        1.000
    Period Ended October 31, 1995 (f)     1.000     .041 (b)     _         .041      (.041)           _        (.041)        1.000

   Princor Government Securities
   Income Fund, Inc.
     Class A
    Year Ended October 31,
       1996                               11.31     .70       (.05)       .65       (.70)            _          (.70)        11.26
       1995                               10.28     .71       1.02       1.73       (.70)                       (.70)        11.31
       1994                               11.79     .69      (1.40)      (.71)      (.68)         (.12)         (.80)        10.28
       1993                               11.44     .74        .55       1.29       (.74)         (.20)         (.94)        11.79
       1992                               11.36     .81        .12        .93       (.81)         (.04)         (.85)        11.44
       1991                               10.54     .85        .84       1.69       (.87)            _          (.87)        11.36
       1990                               10.76     .85       (.22)       .63       (.85)            _          (.85)        10.54
    Four Months Ended October 31, 1989(g) 10.66     .29        .09        .38       (.28)            _          (.28)        10.76
    Year Ended June 30,
       1989                               10.33     .87        .32       1.19       (.86)            _          (.86)        10.66
       1988                               10.40     .89       (.05)       .84       (.88)         (.03)         (.91)        10.33
       1987                               10.82     .86       (.13)       .73       (.87)         (.28)        (1.15)        10.40

     Class B
     Year Ended October 31, 1996          11.29     .61       (.05)       .56       (.62)            _          (.62)        11.23
     Period Ended October 31, 1995(f)     10.20     .56       1.07       1.63       (.54)            _          (.54)        11.29

                                                                             Ratios / Supplemental Data
                                                       -------------------------------------------------------------------------

                                                                                              Ratio of Net
                                                                                   Ratio of    Investment
                                                                    Net Assets at Expenses to   Income to     Portfolio
                                                          Total     End of Period   Average      Average       Turnover
                                                       Return (a)  (in thousands) Net Assets   Net Assets        Rate

   Princor Bond Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                              4.74%       $113,437       .95% (b)      6.85%          3.4%
       1995                                             19.73%        106,962       .94% (b)      7.26%          5.1%
       1994                                             (6.01)%        88,801       .95% (b)      7.27%          8.9%
       1993                                             15.22%         85,015       .92% (b)      7.19%          9.3%
       1992                                             11.45%         62,534       .88% (b)      7.95%          8.4%
       1991                                             16.04%         37,825       .80% (b)      8.66%           .9%
       1990                                              3.08%         22,719      1.22%          8.40%          3.6%
       1989                                             11.54%         13,314      1.24%          8.59%          0.0%
    Period Ended October 31, 1988 (c)                   11.59% (d)     10,560       .70% (b)(e)   8.85%(e)      63.9%

     Class B
    Year Ended October 31, 1996                          3.91%          7,976      1.69% (b)      6.14%          3.4%
    Period Ended October 31, 1995 (f)                   17.98% (d)      2,708      1.59% (b)(e)   6.30%(e)       5.1% (e)

   Princor Cash Management Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                             5.00%         694,962       .66% (b)      4.88%          N/A
       1995                                             5.36%         623,864       .72% (b)      5.24%          N/A
       1994                                             3.40%         332,346       .70% (b)      3.27%          N/A
       1993                                             2.67%         284,739       .67% (b)      2.63%          N/A
       1992                                             3.71%         247,189       .65% (b)      3.66%          N/A
       1991                                             6.29%         262,543       .61% (b)      5.95%          N/A
       1990                                             7.65%         151,007       .93% (b)      7.36%          N/A
    Four Months Ended October 31, 1989 (g)              2.63% (d)     124,895      1.04% (b)(e)   7.86% (e)      N/A
    Year Ended June 30,
       1989                                             8.15%         120,149      1.00% (b)      8.21%          N/A
       1988                                             6.18%          51,320      1.02%          6.06%          N/A
       1987                                             5.34%          45,015      1.02%          5.33%          N/A

     Class B
    Year Ended October 31, 1996                         4.13%             520      1.50%          4.08%          N/A
    Period Ended October 31, 1995 (f)                   4.19% (d)         208      1.42% (b)(e)   4.50% (e)      N/A

   Princor Government Securities
   Income Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                             6.06%         259,029       .81%          6.31%         25.9%
       1995                                            17.46%         261,128       .87%          6.57%         10.1%
       1994                                            (6.26)%        249,438       .95%          6.35%         24.8%
       1993                                            11.80%         236,718       .93%          6.38%         52.6%
       1992                                             8.49%         161,565       .95%          7.04%         54.3%
       1991                                            16.78%          94,613       .98%          7.80%         14.9%
       1990                                             6.17%          71,806      1.07%          8.15%         22.4%
    Four Months Ended October 31, 1989(g)               3.63% (d)      55,702      1.07% (e)      8.18% (e)      5.2% (e)
    Year Ended June 30,
       1989                                            12.37%          56,848       .96%          8.58%           _
       1988                                             8.60%          59,884       .82%          8.65%           _
       1987                                             7.00%          65,961       .92%          7.93%         17.6%

     Class B
     Year Ended October 31, 1996                        5.17%          11,586      1.60%          5.53%         25.9%
     Period Ended October 31, 1995(f)                  16.07%(d)        4,699      1.53% (e)      5.68% (e)     10.1% (e)

Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b)  Without  the  Manager's  voluntary  waiver of a portion  of  certain of its expenses for the periods (year, except as noted in the financial statements) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                      Per Share     Ratio of Expenses
                                      Net Invest-    to Average Net      Amount
     Fund                     Year    ment Income        Assets          Waived

Princor Bond Fund, Inc.
   Class A                    1996       $.76            .97%           $22,536
                              1995        .77           1.02%            86,018
                              1994        .77           1.09%           120,999
                              1993        .79           1.07%           111,162
                              1992        .82           1.11%           110,868
                              1991        .84           1.15%           100,396
                              1988 (c)    .76           1.12% (e)        31,187

   Class B                    1996       $.67           1.79%             5,874
                              1995 (f)    .62           1.62% (e)           300

Princor Cash Management
  Fund, Inc.
   Class A                    1996        .049           .67%             7,102
                              1995        .052           .78%           296,255
                              1994        .031           .90%           595,343
                              1993        .025           .84%           468,387
                              1992        .035           .80%           385,328
                              1991        .059           .79%           433,196
                              1990        .073          1.01%           106,841
                              1989**      .026          1.06% (e)       101,625
                              1989*       .079          1.11%             9,558

   Class B                    1996        .029          3.94% (e)         6,140
                              1995 (f)    .041          1.63% (e)           104

*   Year ended June 30, 1989
**  Four months ended October 31, 1989

(c) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. Certain of the Income Funds Class B shares recognized net investment income as follows, for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994, none of which was distributed to the sole shareholder, Princor
     Management Corporation. Additionally, the Income Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the intitial public offering of Class B shares:

                                          Per Share           Per Share
                                       Net Investment         Unrealized
              Fund                        Income                (Loss)
     Princor Bond Fund, Inc.                .01                   _
     Princor Government Securities
       Income Fund, Inc.                    .01                  (.02)

(g) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions


                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period

   Princor High Yield Fund, Inc.
     Class A
    Year Ended October 31,
       1996                             $ 8.06   $ .68      $ .23       $  .91     $ (.70)         $ _        $ (.70)        $8.27
       1995                               7.83     .68        .20          .88       (.65)           _          (.65)         8.06
       1994                               8.36     .63       (.51)         .12       (.65)           _          (.65)         7.83
       1993                               8.15     .71        .21          .92       (.71)           _          (.71)         8.36
       1992                               7.86     .79        .29         1.08       (.79)           _          (.79)         8.15
       1991                               7.12     .88        .80         1.68       (.94)           _          (.94)         7.86
       1990                               9.47    1.10      (2.35)       (1.25)     (1.09)         (.01)       (1.10)         7.12
       1989                              10.44    1.10       (.83)         .27      (1.09)         (.15)       (1.24)         9.47
    Period Ended October 31, 1988 (b)     9.97     .98 (c)    .38         1.36       (.89)           _          (.89)        10.44
     Class B
    Year Ended October 31, 1996           8.05     .60        .20          .80       (.63)           _          (.63)         8.22
    Period Ended October 31, 1995  (f)    7.64     .53        .38          .91       (.50)           _          (.50)         8.05

   Princor Limited Term Bond Fund, Inc.
     Class A
    Year Ended October 31, 1996 (h)       9.90    .38 (c)    (.04)         .34       (.35)           _         (.35)          9.89
     Class B
     Year Ended October 31, 1996 (h)      9.90    .36 (c)    (.05)         .31       (.32)           _         (.32)          9.89

   Princor Tax-Exempt Bond Fund, Inc.
     Class A
    Year Ended October 31,
       1996                              11.98    .64         .07          .71       (.65)           _         (.65)         12.04
       1995                              10.93    .65        1.05         1.70       (.65)           _         (.65)         11.98
       1994                              12.62    .64       (1.54)        (.90)      (.63)         (.16)       (.79)         10.93
       1993                              11.62    .66        1.11         1.77       (.66)         (.11)       (.77)         12.62
       1992                              11.47    .68         .19          .87       (.69)         (.03)       (.72)         11.62
       1991                              10.82    .69         .68         1.37       (.70)         (.02)       (.72)         11.47
       1990                              11.06    .68        (.25)         .43       (.67)           _         (.67)         10.82
    Four Months Ended
      October 31, 1989(g)                11.18    .22        (.12)         .10       (.22)           _         (.22)         11.06
    Year Ended June 30,
       1989                              10.40    .69         .77         1.46       (.68)           _         (.68)         11.18
       1988                              10.51    .71         .06          .77       (.72)         (.16)       (.88)         10.40
       1987                              10.75    .72        (.11)         .61       (.73)         (.12)       (.85)         10.51
     Class B
    Year Ended October 31, 1996          11.96    .55        0.06         0.61       (.55)           _         (.55)         12.02
    Period Ended October 31, 1995 (f)    10.56    .50        1.38         1.88       (.48)           _         (.48)         11.96

   Princor Tax-Exempt Cash
   Management Fund, Inc.
     Class A
    Year Ended October 31,
       1996                              1.000    .029 (c)    _           .029      (.029)           _         (.029)        1.000
       1995                              1.000    .032 (c)    _           .032      (.032)           _         (.032)        1.000
       1994                              1.000    .021(c)     _           .021      (.021)           _         (.021)        1.000
       1993                              1.000    .020 (c)    _           .020      (.020)           _         (.020)        1.000
       1992                              1.000    .028 (c)    _           .028      (.028)           _         (.028)        1.000
       1991                              1.000    .043 (c)    _           .043      (.043)           _         (.043)        1.000
       1990                              1.000    .053 (c)    _           .053      (.053)           _         (.053)        1.000
       1989                              1.000    .058 (c)    _           .058      (.058)           _         (.058)        1.000
    Period Ended October 31, 1988 (i)    1.000    .005 (c)    _           .005      (.005)           _         (.005)        1.000
     Class B
    Year Ended October 31, 1996          1.000    .021 (c)    _           .021      (.021)           _         (.021)        1.000
    Period Ended October 31, 1995 (f)    1.000    .021 (c)    _           .021      (.021)           _         (.021)        1.000

                                                                        Ratios / Supplemental Data
                                                -------------------------------------------------------------------------

                                                                                       Ratio of Net
                                                                            Ratio of    Investment
                                                             Net Assets at Expenses to   Income to    Portfolio
                                                   Total     End of Period   Average      Average      Turnover
                                                Return (a)  (in thousands) Net Assets   Net Assets       Rate


   Princor High Yield Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                       11.88%     $ 28,432        1.26%        8.49%          18.8%
       1995                                       11.73%       23,396        1.45%        8.71%          40.3%
       1994                                        1.45%       19,802        1.46%        7.82%          27.2%
       1993                                       11.66%       19,154        1.35%        8.57%          23.4%
       1992                                       14.35%       16,359        1.41%        9.69%          28.2%
       1991                                       25.63%       13,195        1.50%       12.06%          14.2%
       1990                                      (14.51)%       9,978        1.45%       12.99%          15.8%
       1989                                        2.68%       12,562        1.43%       11.22%          19.9%
    Period Ended October 31, 1988 (b)             14.15% (d)   10,059         .77%(c)(e) 10.55% (e)      73.2% (e)
     Class B
    Year Ended October 31, 1996                   10.46%        2,113        2.38%        7.39%          18.8%
    Period Ended October 31, 1995  (f)            12.20% (d)      633        2.10% (e)    7.78% (e)      40.3% (e)

   Princor Limited Term Bond Fund, Inc.
     Class A
    Year Ended October 31, 1996 (h)                3.62% (d)   17,249         .89% (c)(e) 6.01% (e)      16.5% (e)
     Class B
     Year Ended October 31, 1996 (h)               3.32% (d)      112        1.15% (c)(e) 5.75% (e)      16.5% (e)

   Princor Tax-Exempt Bond Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                        6.08%      187,180         .78%        5.34%           9.8%
       1995                                       16.03%      179,715         .83%        5.67%          17.6%
       1994                                       (7.41)%     171,425         .91%        5.49%          20.6%
       1993                                       15.70%      177,480         .89%        5.45%          20.3%
       1992                                        7.76%      106,661         .99%        5.96%          22.9%
       1991                                       13.09%       62,755        1.01%        6.24%          13.1%
       1990                                        4.06%       46,846        1.11%        6.31%           2.6%
    Four Months Ended October 31, 1989(g)           .90% (d)   36,877        1.24% (e)    6.18% (e)       5.1% (e)
    Year Ended June 30,
       1989                                       14.64%       31,278        1.07%        6.54%           2.1%
       1988                                        7.76%       22,812         .95%        7.00%          11.0%
       1987                                        5.60%       19,773         .70%        6.70%          40.8%
     Class B
    Year Ended October 31, 1996                    5.23%        5,794        1.52%        4.59%           9.8%
    Period Ended October 31, 1995 (f)             17.97% (d)    3,486        1.51% (e)    4.78% (e)      17.6% (e)

   Princor Tax-Exempt Cash
   Management Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                        2.92%       98,482         .71% (c)    2.87%            N/A
       1995                                        3.24%       99,887         .69% (c)    3.19%            N/A
       1994                                        2.11%       79,736         .67% (c)    2.08%            N/A
       1993                                        1.99%       79,223         .66% (c)    1.96%            N/A
       1992                                        2.86%       69,224         .65% (c)    2.84%            N/A
       1991                                        4.36%       71,469         .61% (c)    4.27%            N/A
       1990                                        5.40%       58,301         .71% (c)    5.26%            N/A
       1989                                        5.88%       42,639         .60% (c)    5.78%            N/A
    Period Ended October 31, 1988 (i)               .47% (d)    6,000         .26% (c)(e) 5.24% (e)        N/A
     Class B
    Year Ended October 31, 1996                    2.13%           27        1.47%        2.11%            N/A
    Period Ended October 31, 1995 (f)              2.19% (d)       27        1.42% (c)(e) 2.40% (e)        N/A


Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of Fund shares.

(c) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year except as noted) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                                                    Per Share Net  Ratio of Expenses
                                                                     Investment     to Average Net
                Fund                                    Year           Income           Assets


     Princor High Yield Fund, Inc.                     1988(b)          $.95            1.33%(e)

     Princor Limited Term Bond Fund, Inc.
     Class A                                           1996              .37            1.16%
     Class B                                           1996              .34            1.94%(e)

     Princor Tax-Exempt Cash  Management Fund, Inc.
     Class A                                           1996              .028            .77%
                                                       1995              .031            .84%
                                                       1994              .019            .85%
                                                       1993              .018            .83%
                                                       1992              .026            .82%
                                                       1991              .040            .83%
                                                       1990              .050            .96%
                                                       1989              .053           1.04%
                                                       1988(i)           .004            .76%(e)
     Class B                                           1996             (.243)         27.43%
                                                       1995(f)           .018           1.89%(e)

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. Certain of the Income Funds Class B shares recognized net investment income as follows, for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994, none of which was distributed to the sole shareholder, Princor
     Management Corporation. Additionally, the Income Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares:


                                                 Per Share        Per Share
                                              Net Investment      Unrealized
                Fund                              Income           (Loss)
     Princor High Yield Fund, Inc.                  .01            (0.03)
     Princor Tax-Exempt Bond Fund, Inc.              _             (0.05)

(g) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

(h) Period from February 29, 1996, date shares first offered to the public, through October 31, 1996. With respect to Class A shares, net investment income, aggregating $.02 per share for the period from the initial purchase of shares on February 13, 1996 through February 28,1996, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company during the period. Additionally, Class A shares incurred unrealized losses on investments of $.12 per share during the initial interim period. With respect ot Class B shares, no net investment income was regognized for the period frominitial purchase of shares on February 27, 1996 through February 28, 1996. Additionally, Class B shares incurred unrealized losses on investments of $.02 per share during the initial interim period. This represents Clas A share and Class B share activities of the fund prior to the initial public offering of both classes of shares.

(i) Period from September 30, 1988, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.005 per share, for the period from the initial purchase of shares on August 23, 1988 through September 29, 1988, was recognized and distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. This represented activities of the Fund prior to the initial public offering of Fund shares.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Fund are described below. There can be no assurance that the objectives of the Funds will be realized.

     GROWTH-ORIENTED FUNDS


     The Growth-Oriented Funds have different investment objectives. They seek:

     o capital appreciation through investments in equity securities of corporations established in the United States ("U.S.") (Capital Value Fund, Growth Fund, MidCap Fund and SmallCap Fund)

     o capital appreciation primarily through investments in equity securities of corporations located outside of the U.S. (International Emerging Markets Fund, International Fund and International SmallCap
          Fund)

     o total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund)

     o growth of capital and growth of income primarily through investments in common stocks of well-capitalized, established companies (Blue Chip
          Fund)

     o current income and long-term growth of income and capital through investment in equity securities of real estate companies (Real Estate
          Fund)

     o current income and long-term growth of income and capital through investment in equity and fixed-income securities of public utilities companies (Utilities Fund)

     The Growth-Oriented Funds may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and sponsored and unsponsored American Depository Receipts (ADRs) based on any of the foregoing securities. Unsponsored ADRs are not created by the issuer of the underlying security, may be subject to fees imposed by the issuing bank that, in the case of sponsored ADRs, would be paid by the issuer of a sponsored ADR and may involve additional risks such as reduced availability of information about the issuer of the underlying security. The Blue Chip, Capital Value, Growth, International, International Emerging Markets, International SmallCap, MidCap, and SmallCap Funds will seek to be fully invested under normal conditions in equity securities. When in the opinion of the Manager current market or economic conditions warrant, a Growth-Oriented Fund may, for temporary defensive purposes, place all or a portion of its assets in cash (on which the Fund would earn no income), cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. When investing for temporary defensive purposes a Growth-Oriented Fund is not investing so as to achieve its investment objective. A Growth-Oriented Fund may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.


DOMESTIC


Principal Balanced Fund
     The investment objective of Principal Balanced Fund is to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the Manager's judgment do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.


     In seeking to achieve the investment objective, the Fund invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Fund may also invest in other equity securities and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Fund seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Manager will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Manager will be successful in achieving this goal.

     The portions of the Fund's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Fund's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Manager as to general market and economic conditions, trends in investment yields and interest rates, and changes in fiscal or monetary policies. The Fund may invest up to 20% of its assets in foreign securities. For a description of certain investment risks associated with foreign securities, see "Risk Factors."


     The Fund may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Fund may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Fund's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Fund may invest may be considered to include speculative characteristics and the Fund may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Principal High Yield Fund for information concerning risks associated with below-investment grade bonds. The Fund will not concentrate its investments in any industry.


     In selecting common stocks, the Manager seeks companies which the Manager believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Manager determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Manager may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Fund may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Fund may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

     The Fund may invest in the following  short-term money market  investments:
U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of one billion dollars.

     The United States Government securities in which the Fund may invest consist of U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.


Principal Blue Chip Fund
     The objective of Principal Blue Chip Fund is growth of capital and growth of income. Growth of income means increasing the Fund's investment income which is primarily derived from dividends earned on portfolio securities. In seeking to achieve its objective, the Fund will invest primarily in common stocks of well capitalized, established companies which the Fund's manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Fund will invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of blue chip companies.


     Blue chip companies are defined as those companies with market capitalizations of at least $1 billion. Blue chip companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of blue chip investments should make the market for such stocks attractive to many investors.

     Examples of blue chip companies currently eligible for investment by the Fund include, but are not limited to, companies such as General Electric Company, Ford Motor Company, Exxon Corporation, Merck & Company, Inc., Digital Equipment Corporation, Capital Cities ABC, Inc., J.P. Morgan & Co. and Coca Cola Company. In general, the Fund will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change.

     The Fund's Manager may invest up to 35% of the Fund's total assets in equity securities, other than common stock, issued by companies that meet the investment criteria for blue chip companies and in equity securities issued by companies that do not meet those criteria. The Manager does not intend to invest regularly in speculative securities, which are those issued by new, unseasoned companies or by companies that have limited product lines, markets, financial resources or management, but it may from time to time invest not more than 5% of the Fund's total assets in those kinds of securities. The Fund may invest up to 20% of its assets in securities of foreign issuers. The foreign securities in which the Fund may invest need not be issued by companies that meet the investment criteria for blue chip companies. For a description of certain investment risks associated with foreign securities, see "Risk Factors."


Principal Capital Value Fund
     The primary objective of Principal Capital Value Fund is long-term capital appreciation. A secondary objective is growth of investment income.


     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objectives, investments will be made in securities which as a group appear to offer prospects for capital and income growth. Securities chosen for investment may include those of companies which the Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.


Principal Growth Fund
     The objective of Principal Growth Fund is growth of capital. Realization of current income will be incidental to the objective of growth of capital.


     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Fund may be subject to greater risk than securities which do not have such potential.


Principal MidCap Fund
     The objective of Principal MidCap Fund is to achieve long-term capital appreciation. The strategy of this Fund is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Fund may invest, for any period of time, in any industry and in any kind of growth-oriented company, whether new and unseasoned or well known and established. Under normal market conditions, the Fund will invest at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. The Fund may invest up to 20% of its assets in securities of foreign issuers. For a description of certain investment risks associated with foreign securities, see "Risk Factors."


     There can be, of course, no assurance that the Fund will attain its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Fund invests, the Fund believes that its shares are suitable only for persons who are able to assume the risk of investing in securities of emerging and growth-oriented companies and prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs. Since the Fund will not be seeking current income, investors should not view a purchase of Fund shares as a complete investment program.


Principal Real Estate Fund
     The investment objective of Principal Real Estate Fund is to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry. The Fund will seek to achieve its objective by seeking, with approximately equal emphasis, long-term capital growth and current income through the purchase of equity securities.

     Under normal circumstances the Fund will invest at least 65 percent of its assets in the equity securities of real estate companies. Equity securities include common stock (including shares in real estate investment trusts), preferred stock, rights and warrants. A real estate investment trust ("REIT") is a corporation, or a business trust which, in satisfying certain Internal Revenue Code requirements, is permitted to effectively eliminate corporate level federal income taxes. Qualifying REITs must, among other things, derive substantially all of their income from real estate assets and annually distribute to shareholders 95 percent or more of their otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership of real estate and revenue is primarily derived from rental income. A mortgage REIT primarily invests in real estate mortgages and hybrid REITs combine the characteristics of both an equity REIT and a mortgage REIT.

     For purposes of the Fund's investment policies, a real estate company is one that has at least 50% of its assets, income or profits attributable to products or services related to the real estate industry. Real estate companies include REITs or other securitized real estate investments and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 25% of its total assets in securities of foreign real estate companies (see "Risk Factors").

     Securities issued by real estate companies may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skills, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies in properties, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the cleanup of environmental problems, casualty or condemnation losses, changes in neighborhood values and changes in interest rates.

     In addition to these risks, equity REITS may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of any credit extended. Further, equity and mortgage REITS are dependent upon management skills and generally may not be diversified. Equity and mortgage REITS are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity or mortgage REITS could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940. The above factors may also adversely affect a borrower's or lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Principal SmallCap Fund
     The investment objective of Principal SmallCap Fund is long-term growth of capital. The strategy of this Fund is to invest primarily in equity securities of companies domiciled in the United States with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less.

     In selecting securities for investment, the Fund will look at stocks with both "growth" and "value" characteristics, with no consistent preference between the two categories. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The value orientation emphasizes buying stocks at less than their intrinsic value and avoiding those whose price has been speculatively bid up.

Principal Utilities Fund
     The investment objective of Principal Utilities Fund is to provide current income and long-term growth of income and capital. The Fund seeks to achieve its investment objective by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies. For purposes of the Fund, a company will be considered to be in the public utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry. Under normal market conditions, the Fund, as an investment policy, will invest at least 65%, and may invest up to 100%, of its total assets in securities of companies in the public utilities industry, and as a matter of fundamental policy will invest no less than 25% of its total assets in those securities. As a non-fundamental policy, the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.


     The Fund invests in both equity securities (as defined previously under "Growth-Oriented Funds") and fixed- income securities (bonds and preferred stock) in the public utilities industry. The Fund does not have any set policies to concentrate within any particular segment of the utilities industry. The Fund will shift its asset allocation without restriction between types of utilities and between equity and fixed-income securities based upon the Manager's determination of how to achieve the Fund's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Manager may choose to allocate up to 100% of the Fund's assets in a particular type of security (for example, equity securities) or in a specific utility industry segment (for example, electric utilities).

     Fixed-income securities in which the Fund may invest are debt securities and preferred stocks, which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P, or which, if unrated, are deemed to be of comparable quality by the Fund's Manager. A description of corporate bond ratings is contained in the Appendix to the Statement of Additional Information. The rating services' descriptions of Baa or BBB securities are as follows:
Moody's Investors Service, Inc. Bond ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard and Poor's Corporation Bond Ratings -- BBB:
Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     If a fixed-income security held by the Fund is rated BBB or Baa and is subsequently down graded by a rating agency, the Fund will retain such security in its portfolio until the Manager determines that it is practicable to sell the security without undue market or tax consequences to the Fund.


     While the Fund will invest primarily in the securities of public utility companies, it may invest up to 35% of its total assets in those securities that are permissible investments for the Balanced Fund. See "Principal Balanced Fund" and "Certain Investment Policies and Restrictions." However the Fund will not invest in fixed-income securities rated below Baa by Moody's or BBB by S&P.

     The public utilities industry as a whole has certain characteristics and risks particular to that industry. Unlike industrial companies, the rates which utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a utility company's earnings and dividends in times of decreasing costs, but conversely will tend to adversely affect earnings and dividends when costs are rising. In addition, the value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.


     Among the risks affecting the utilities industry are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and effects of regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

INTERNATIONAL

Principal International Emerging Markets Fund
     The investment objective of Principal International Emerging Markets Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers in emerging market countries. As used in this Prospectus, the term "emerging market country" means any country which, in the opinion of the Manager, is generally considered to be an emerging country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Financial Corporation. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Fund focuses on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated.

     Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, there are certain risks associated with investments in foreign securities (see "Risk Factors").

     Under normal conditions at least 65% of the Fund's total assets will be invested in emerging market country equity securities. The Fund invests in securities of (1) issuers with their principal place of business or principal office in emerging market countries, or (2) issuers for which the principal securities trading market is an emerging market country, or (3) issuers, regardless of where the security is traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

     A small portion of the Fund assets may also be invested in closed end country specific investment companies and sovereign debt of developing countries. Closed end investment companies provide a way to gain exposure to countries where the mechanics of trading securities are not cost effective. Investment in sovereign debt may have the potential for returns that are higher than returns on stocks within the country.

     For temporary defensive purposes, the International Emerging Markets Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.


Principal International Fund
     The investment objective of Principal International Fund is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. In choosing investments in equity securities of foreign and United States corporations, the Manager intends to pay particular attention to long-term earnings prospects and the relationship of then-current prices to such prospects. Short-term trading is not generally intended, but occasional investments may be made for the purpose of seeking short-term or medium-term gain. The Fund expects its investment objective to be met over long periods which may include several market cycles. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     For temporary defensive purposes, the International Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.


     The Fund intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least three countries, one of which may be the United States. Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

     The Fund may invest in the securities of other investment companies but may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other open-end investment companies. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

Principal International SmallCap Fund
     The investment objective of Principal International SmallCap Fund is long-term growth of capital. The strategy of this Fund is to invest primarily in equity securities of non-United States companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less.

     The Fund diversifies its investments geographically. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends, under normal market conditions, to have at least 65% of its assets invested in securities issued by corporations of at least three countries. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     For temporary defensive purposes, the International SmallCap Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

     INCOME-ORIENTED FUNDS


     The Principal Funds currently include five Funds which seek a high level of income through investments in fixed-income securities. These Funds are Principal Bond Fund, Principal Government Securities Income Fund, Principal High Yield Fund, Principal Limited Term Bond Fund and Principal Tax-Exempt Bond Fund, collectively referred to as the "Income-Oriented Funds." Each Fund has rating limitations with regard to the quality of securities that may be held in the portfolio. The rating limitations apply at the time of acquisition of a security and any subsequent change in a rating by a rating service will not require elimination of a security from the Fund's portfolio. The Statement of Additional Information contains descriptions of the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").

Principal Bond Fund
     The investment objective of Principal Bond Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.


     In seeking to achieve the investment objective, the Fund will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Fund may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Fund to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.


     Under normal circumstances, the Fund will invest at least 65% of its assets in bonds in one or more of the following categories: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or Baa) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager; (ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Fund's assets may be invested in the following securities: domestic and foreign corporate debt securities, preferred stocks, common stocks that provide returns that compare favorably with the yields on fixed income investments, common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Fund invests may be convertible or nonconvertible. Securities rated below BBB or Baa are commonly referred to as junk bonds. The Fund does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB- by S&P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Principal High Yield Fund for information concerning risks associated with below investment grade bonds.

     During the fiscal year ended October 31, 1997, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                 Moody's Rating          Portfolio Percentage
                 --------------          --------------------
                       Aa                        .__%
                        A                      __.__%
                       Baa                     __.__%
                       Ba                       _.__%
                        B                       _.__%

     The preceding percentage for A rated securities includes .__% of unrated securities which have been determined by the Manager to be of comparable quality.


     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes may invest up to 100% of its assets in cash or cash equivalents.


Principal Government Securities Income Fund
     The objective of Principal Government Securities Income Fund is a high level of current income, liquidity and safety of principal.


     The Fund will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Fund may maintain reasonable amounts of cash or short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of long-term investments.

     Depending on market conditions, a substantial portion of the assets may be invested in GNMA Certificates of the modified pass-through type and in repurchase agreements collateralized by such obligations. GNMA is a United States Government corporation within the Department of Housing and Urban Development. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.

     GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA Certificates, which are the only kind in which the Fund intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.

     Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Fund. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature), and, therefore, may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages. As a result the net asset value of Fund shares will fluctuate as interest rates change.

     Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Fund at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.

     The FNMA and FHLMC securities in which the Fund invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

     Student Loan Marking Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Fund invests are rated AAA by Standard & Poor's and Aaa by Moody's.

     There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by an agency and is traded regularly in denominations similar to those in which government obligations are traded.
     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     As a hedge against changes in interest rates, the Fund may enter into contracts with dealers in GNMA Certificates whereby the Fund agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Fund may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Fund may also purchase optional delivery standby commitments which give the Fund the right to sell particular GNMA Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Fund. To the extent the Fund engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Fund becomes obligated to purchase securities on a delayed delivery basis, the Fund has all the rights and risks attendant to the ownership of a security except that no interest accrues to the purchaser until delivery. At the time the Fund enters into a binding obligation to purchase such securities, Fund assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Fund's total assets that may be committed to transactions in such agreements.


Principal High Yield Fund
     Principal High Yield Fund's primary investment objective is high current income. Capital growth is a secondary objective when consistent with the objective of high current income. This Fund is designed for investors willing to assume additional risk in return for above average income.


     In seeking to attain the Fund's objective of high current income, the Fund invests primarily in high yielding, lower or nonrated fixed-income securities (commonly known as "junk bonds"), constituting a diversified portfolio which the Fund Manager believes does not involve undue risk to income or principal. Normally, at least 80% of the Fund's assets will be invested in debt securities, convertible securities (both debt and preferred stock) or preferred stocks that are consistent with its primary investment objective of high current income. The Fund's remaining assets may be invested in common stocks and other equity securities in which the Growth-Oriented Funds may invest when these types of investments are consistent with the objective of high current income.

     The Fund seeks to invest its assets in securities rated Ba1 or lower by Moody's or BB+ or lower by S&P or in unrated securities which the Fund's Manager believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Fund will not invest in securities rated below Caa by Moody's and below CCC by S&P.

     The rating services' descriptions of securities rating categories in which the Fund may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B:
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The higher-yielding, lower-rated securities in which the High Yield Fund invests present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly-rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for higher-yielding, lower-rated securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the High Yield Fund and the ability of the issuers of the securities held by it to pay principal and interest. A default by an issuer may result in the Fund incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Fund invests contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Fund's net asset value per share.

     Investors should carefully consider their ability to assume the risks of investing in lower-rated securities before making an investment in the Fund, and should be prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs.

     The Fund seeks to minimize the risks of investing in lower-rated securities through diversification, investment analysis and attention to current developments in interest rates and economic conditions. Because the Fund invests primarily in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Manager's ability than would be the case if the Fund were investing in securities in the higher rating categories. Although the Fund's Manager considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. There are risks in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities, and credit rating agencies may fail to make timely changes in credit ratings to reflect subsequent events. The Manager's analysis includes traditional security analysis considerations such as the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. In addition, the Manager analyzes general business conditions and other factors such as anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. The Manager continuously monitors the issuers of portfolio securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure the securities' liquidity so the Fund can meet redemption requests.


     During the fiscal year ended October 31, 1997, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                Moody's Rating            Portfolio Percentage
                --------------            --------------------
                      Baa                        _.__%
                      Ba                        __.__%
                       B                        __.__%
                       C                         _.__%

     The above percentages for Ba and B rated securities include unrated securities in the amount of .__%, and .__%, respectively, which have been determined by the Manager to be of comparable quality.


     There may be times when, in the Manager's judgment, unusual market or economic conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Manager may employ alternative strategies, primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may temporarily invest in money-market instruments of all types, higher-rated fixed-income securities or any other fixed-income securities that the Fund considers consistent with such strategy. The yield to maturity on these securities would generally be lower than the yield to maturity on lower-rated fixed-income securities. It is impossible to predict when, or for how long, such alternative strategies will be utilized.

     The Fund's Manager buys and sells securities for the Fund principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates. From time to time, consistent with its investment objectives, the Fund may sell securities that have appreciated in value because of declines in interest rates. It may also trade securities for the purpose of seeking short-term profits. Securities may be sold in anticipation of a market decline or bought in anticipation of a market rise. They may also be traded for securities of comparable quality and maturity to take advantage of perceived short-term disparities in market values or yields.


Principal Limited Term Bond Fund
     The objective of Principal Limited Term Bond Fund is to seek a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less. The Fund seeks to achieve its objective by investing primarily in high grade, short-term debt securities.

     The Fund will invest, under normal circumstances, at least 80% of its total assets in securities issued or guaranteed by the United States ("U.S.") Government or its agencies or instrumentalities (as described in the discussion of Principal Government Securities Income Fund) and other debt securities of U.S. issuers rated within the three highest grades used by Standard & Poor's (AAA, AA or A) or by Moody's (Aaa, Aa, or A) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager. The balance of the Fund's assets may be invested in debt securities rated in the fourth highest grade by the major rating services (i.e., at least "Baa" by Moody's Investors Service or "BBB" by Standard & Poor's Corporation, or their equivalents) or, if not rated, judged to be of comparable quality. Securities rated BBB or Baa are considered investment grade securities having adequate capacity to pay interest and repay principal. Such securities may have speculative characteristics, however, and changes in economic and other conditions are more likely to lead to a weakened capacity of the issuer of such securities to make principal and interest payments than is the case with higher rated securities. Under normal circumstances, the Fund will maintain a dollar weighted average maturity of not more than five years. In determining the average maturity of the Fund's portfolio, the Manager may adjust the maturity dates on callable or prepayable securities to reflect the Manager's judgment regarding the likelihood of such securities being called or prepaid.

     The Fund may also invest in other debt securities including corporate debt securities such as bonds, notes and debentures, mortgage-backed securities including collateralized mortgage obligations and other asset-backed securities. For a more complete description of asset-backed securities, see "Principal Government Securities Income Fund" discussion.


     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes, may invest up to 100% of its assets in cash or cash equivalents.


Principal Tax-Exempt Bond Fund
     The objective of Principal Tax-Exempt Bond Fund is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of securities issued by or on behalf of state or local governments or other public authorities. Interest on these obligations ("Municipal Obligations") is exempt from federal income tax in the opinion of bond counsel to the issuer.


     The Fund will invest, during normal market conditions, at least 80% of its total assets in Municipal Obligations which, at the time of purchase, meet the following standards: (a) Municipal Bonds rated within the four highest grades by
(i) Moody's, these ratings are: Aaa, Aa, A and Baa or (ii) S&P, these ratings are: AAA, AA, A and BBB; (b) Municipal Notes rated within the highest grade by Moody's (MIG-1) or S&P (SP-1); (c) Municipal Commercial Paper rated within the highest grade by Moody's (Prime-1) or S&P (A-1); and (d) unrated Municipal Obligations comparable in quality to those described above in the opinion of the Fund's Manager.


     The Fund may invest up to 20% of its total assets in Municipal Obligations that do not meet the standards required for the balance of the portfolio as set forth above. Securities rated below BBB or Baa are commonly referred to as junk bonds. These investments normally will provide an opportunity for higher yield but will be more speculative than Municipal Obligations that meet higher standards. They typically will entail greater price volatility and a higher risk of default, that is, the nonpayment of interest and principal by the issuer. The Fund does not intend to purchase Municipal Obligations that would be in default as to payment of either interest or principal at the time of purchase. As a result, it will not purchase Municipal Bonds rated lower than B by Moody's or S&P (bonds that are predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation) or Municipal Notes or Municipal Commercial Paper which is unrated by either Moody's or S&P and which in the opinion of the Fund's Manager is not comparable in quality to rated obligations. See the discussion of the Principal High Yield Fund for information concerning risks associated with below-investment grade bonds.


     The Fund may also invest from time to time in the following taxable securities which mature one year or less from the time of purchase: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities ("U.S. Government securities"), domestic bank certificates of deposit and bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements ("Taxable Investments"). The Fund will make Taxable Investments primarily for liquidity purposes or as a temporary investment of cash pending its investment in Municipal Obligations. During normal market conditions, the Fund will not invest more than 20% of its total assets in Taxable Investments, the Municipal Obligations identified in the preceding paragraph and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. The Fund, however, may temporarily invest more than 20% of its assets in Taxable Investments when in the opinion of the Fund's Manager it is advisable to do so for defensive purposes because of market conditions.

     The Fund may not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities), but it may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizeable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, which are issued by industrial development authorities but may be backed only by the assets and revenues of the non-governmental entities that use the facilities financed by the bonds.


     During the fiscal year ended October 31, 1997, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                Moody's Rating             Portfolio Percentage
                --------------             --------------------
                      Aaa                          .__%
                      AA                         __.__%
                       A                         __.__%
                      Baa                        __.__%
                      Ba                          _.__%

     The above percentages for AA, A and Baa rated securities include unrated securities in the amount of _.__%, _.__% and __.__%, respectively, which have been determined by the Manager to be of comparable quality.


     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected and the Fund would reevaluate its investment objective and policies and consider changes in its structure.

     MONEY MARKET FUNDS


     The Principal Funds currently include two Funds which seek a high level of income through investments in short-term securities. These Funds are Principal Cash Management Fund and Principal Tax-Exempt Cash Management Fund, together referred to as the "Money Market Funds." Securities in which the Money Market Funds will invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.


     Each of the Money Market Funds will limit its portfolio investments to United States dollar denominated instruments that the Manager, subject to the oversight of the Board of Directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940.
Eligible Securities include:

     (1) A security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security that at the time of issuance was a long-term security with a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) an unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.


     Principal Cash Management Fund will not invest more than 5% of its total assets in the following securities:


     (1) Securities which, when acquired by the Fund (either initially or upon any subsequent rollover), are rated in the second highest rating category for short-term debt obligations;

     (2) Securities which at the time of issuance were long-term securities but when acquired by the Fund have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, in the second highest rating category for short-term obligations; and

     (3) Securities which are unrated but are determined by the Fund's Board of Directors to be of comparable quality to securities rated in the second highest rating category for short-term debt obligations.

     Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Each Fund intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at a time when such sales might otherwise not be desirable. Each Fund's right to borrow to facilitate redemptions may reduce the need for such sales. The sale of portfolio securities would be a taxable event. See "Tax Treatment of the Funds, Dividends and Distributions." It is the policy of the Money Market Funds to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets of the Money Market Funds will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since these Funds expect to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Funds will pay any significant brokerage commissions. The Funds are free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of their investment objectives.


Principal Cash Management Fund
     The objective of Principal Cash Management Fund is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt, Repurchase Agreements and Taxable Municipal Obligations, which are described briefly below and in more detail in the Statement of Additional Information.


     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.


     Commercial Paper is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs.


     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

     Taxable  Municipal   Obligations  are  short-term   obligations  issued  or
guaranteed by state and municipal issuers which generate taxable income.


Principal Tax-Exempt Cash Management Fund
     The objective of Principal Tax-Exempt Cash Management Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent, in the view of the Fund's management, with stability of principal and the maintenance of liquidity. The Fund seeks to achieve its objective through investment in a professionally managed portfolio of high quality, short-term obligations that have been issued by or on behalf of state or local governments or other public authorities and that pay interest which is exempt from federal income tax in the opinion of bond counsel to the issuer ("Municipal Obligations").


     The Fund may invest in Municipal Obligations with fixed, variable or floating interest rates and may invest in participation interests in pools of Municipal Obligations held by banks or other financial institutions. The Fund may treat a variable or floating interest rate obligation as maturing before its ultimate maturity date if the Fund has acquired a right to sell the obligation that meets requirements established by the Securities and Exchange Commission.

     The Fund expects to invest primarily in variable rate or floating rate instruments. Typically such instruments carry demand features permitting the Fund to redeem at par upon specified notice. The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value. The Manager will monitor on an ongoing basis the pricing, quality and liquidity of such instruments and will similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund will treat the maturity of each variable rate demand obligation as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     The Fund may also invest in bond anticipation notes, tax anticipation notes, revenue anticipation notes, construction loan notes and bank notes issued by governmental authorities to commercial banks as evidence of borrowings. Since these short-term securities frequently serve as interim financing pending receipt of anticipated funds from the issuance of long-term bonds, tax collections or other anticipated future revenues, a weakness in an issuer's ability to obtain such funds as anticipated could adversely affect the issuer's ability to meet its obligations on these short-term securities.


     The Fund may also invest from time to time on a temporary basis in the following taxable securities which mature 397 days or less from the time of purchase: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities ("U.S. Government securities"), domestic bank certificates of deposit and bankers' acceptances, United States dollar denominated foreign bank certificates of deposit and bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements ("Temporary Investments"). The Fund will make Temporary Investments primarily for liquidity purposes or as a temporary investment of cash pending its investment in Municipal Obligations. During normal market conditions, the Fund will not invest more than 20% of its total assets in Temporary Investments. The Fund, however, may temporarily invest more than 20% of its assets in Temporary Investments when in the opinion of the Fund's Manager it is advisable to maintain a temporary "defensive" posture.


     The Fund may invest in the securities of other open-end investment companies but may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other open-end investment companies. The Fund will generally invest in other investment companies only for short-term cash management purposes when the advisor anticipates the net return from the investment to be superior to alternatives then available. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

     The Fund may not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities), but it may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizeable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, which are issued by industrial development authorities but may be backed only by the assets and revenues of the non-governmental entities that use the facilities financed by the bonds. The Fund, however, will not invest more than 20% of its total assets in any Municipal Obligation the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax, and during normal market conditions, it will limit its investments in such securities and in Temporary Investments to 20% of its total assets.

     Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or any state extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected, and the Fund would reevaluate its investment objective and policies and consider changes in its structure.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Funds may use in an effort to achieve their respective investment objectives.

Repurchase Agreements/Lending Portfolio Securities


     Each of the Funds may enter into repurchase agreements with, and each of the Funds, except the Capital Value Fund, Growth Fund and Cash Management Fund, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by each Fund's Board of Directors to deal with those risks. None of the Funds intends either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would amount to more than 15% (10% for the Government Securities Income Fund) of its total assets or (ii) to lend securities in excess of 30% of its total assets.


Forward Commitments

     From time to time, each of the Income-Oriented Funds and the Balanced Fund may enter into forward commitment agreements which call for the Fund to purchase or sell a security on a future date and at a price fixed at the time the Fund enters into the agreement. Each of these Funds may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants


     Each of the Funds, except the Cash Management Fund, Government Securities Income Fund and Tax-Exempt Bond Fund, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. For the International, International Emerging Markets and International SmallCap Funds, the 2% limitation also applies to warrants not listed on the Toronto Stock Exchange.


Borrowing


     As a matter of fundamental policy, each Fund may borrow money only for temporary or emergency purposes. The Capital Value, Cash Management, Growth, Tax-Exempt Bond and Tax-Exempt Cash Management Funds may borrow only from banks. Further, each Fund may borrow only in an amount not exceeding 5% of its assets, except:

     (1) the Capital Value Fund and Growth Fund, each of which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made;


     (2) the Cash Management Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made; and

     (3) the Tax-Exempt Cash Management Fund which may borrow in an amount which permits it to maintain a 300% asset coverage and while any such borrowing exceeds 5% of the Fund's total assets no additional purchases of investment securities will be made. If due to market fluctuations or other reasons the Fund's asset coverage falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

Options


     Each of the Funds (except Capital Value, Cash Management, Growth, Tax-Exempt Bond and Tax-Exempt Cash Management Funds) may purchase covered spread options, which would give the Fund the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. These Funds may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Funds may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.


General

     The Statement of Additional Information includes further information concerning the Funds' investment policies and applicable investment restrictions. The investment objectives of the Funds are fundamental and certain investment restrictions designated as such in this Prospectus or in the Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies described in this Prospectus and the Statement of Additional Information are not fundamental and may be changed by the Board of Directors of the appropriate Fund without shareholder approval.

RISK FACTORS

      An investment in any of the Growth-Oriented Funds involves the financial and market risks that are inherent in any investment in equity securities. These risks include changes in the financial condition of issuers, in economic conditions generally and in the conditions in securities markets. They also include the extent to which the prices of securities will react to those changes.

      An investment in any of the Income-Oriented Funds involves market risks associated with movements in interest rates. The market value of the Funds' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Funds' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due.

     The yields on an investment in either of the Money Market Funds will vary with changes in short-term interest rates. In addition, the investments of each Money Market Fund are subject to the ability of the issuer to pay interest and principal when due.


     Each of the following Principal Funds may invest in foreign securities to the indicated percentage of its assets: International, International Emerging Markets and International SmallCap Funds - 100%; Real Estate - 25%; Balanced, Blue Chip, Bond, Capital Value, Growth, High Yield, Limited Term Bond Fund, MidCap, SmallCap and Utilities Funds - 20%. Neither the Government Securities Income Fund nor the Tax-Exempt Bond Fund may invest in foreign securities. The Cash Management and Tax Exempt Cash Management Funds do not invest in foreign securities other than those that are United States dollar denominated. United State dollar denominated means that all principal and interest payments for the security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid and the timing of payments related to the securities do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations. Investment in foreign securities presents certain risks which may affect a Fund's net asset value. These risks include, but are not limited to, those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, the withholding of taxes on dividends at the source, political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. A Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.


     Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In particular, securities markets in emerging market countries are known to experience long delays between the trade and settlement dates of securities purchased and sold, potentially resulting in a lack of liquidity and greater volatility in the price of securities on those markets. In addition, investments in smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines and financial resources. Their securities may trade in more limited volume than larger companies and may therefore experience significantly more price volatility and less liquidity than securities of larger companies. As a result of these factors, the Boards of Directors of the Funds have adopted Daily Pricing and Valuation Procedures for the Funds which set forth the steps to be followed by the Manager and Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Boards of Directors.

HOW THE FUNDS ARE MANAGED


     Under Maryland law, the business and affairs of each of the Funds are managed under the direction of its Board of Directors. Investment services and certain other services are furnished to the Funds under the terms of a Management Agreement between each of the Funds and the Manager. The Manager for the Funds is Principal Management Corporation (formerly known as Princor Management Corporation) (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of October 31, 1997, the Manager served as investment advisor for 28 such funds with assets totaling approximately $_._ billion.

     The Manager is responsible for investment advisory, managerial and administrative services for the Funds. However, under a Sub-Advisory Agreement between Invista Capital Management, Inc. ("Invista") and the Manager, Invista performs all the investment advisory responsibilities of the Manager for the Growth-Oriented Funds, the Government Securities Income Fund, the Limited Term Bond Fund and the Utilities Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at October 31, 1997 were approximately $__._ billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager or Invista advises the Funds on investment policies and on the composition of the Funds' portfolios. In this connection, the Manager or Invista furnishes to the Board of Directors of each Fund a recommended investment program consistent with that Fund's investment objective and policies. The Manager or Invista is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.

     The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Fund's portfolio. The persons primarily responsible for the day-to-day management of each Fund are identified in the table below:

                              Primarily
                        Fund Responsible Since                               Person Primarily Responsible

Balanced Fund                April, 1993            Judith A. Vogel, CFA (BA degree, Central College). Vice President, Invista
                                                    Capital Management, Inc., since 1987.

Blue Chip Fund               March, 1991            Mark T. Williams, CFA (MBA degree, Drake University). Vice President,
                             (Fund's inception)     Invista Capital Management, Inc., since 1995; Investment Officer, 92-95.
                                                    Prior thereto, Security Analyst.

Bond Fund                    November, 1996         Scott A. Bennett,CFA (MBA degree, University of Iowa) Assistant Director
                                                    Investment Securities, Principal Mutual Life Insurance Company, since 1996.
                                                    Prior thereto, Investment Manager.

Capital Value Fund           October, 1969          David L. White, CFA (BBA degree, University of Iowa). Executive Vice
                             (Fund's inception)     President, Invista Capital Management, Inc., since 1984. Co-Manager since
                                                    November 1996: Catherine A. Green, CFA, (MBA degree, Drake University).
                                                    Vice President,  Invista Capital Management, Inc. since 1987.

Government Securities        May, 1985              Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
Income Fund                  (Fund's inception)     Capital Management,  Inc., since 1992. Director - Securities Trading,
                                                    Principal Mutual Life Insurance Company 1992; Prior thereto, Associate Director.

Growth and MidCap            August, 1987           Michael R. Hamilton, (MBA degree, Bellarmine College). Vice President, Funds
                             and December, 1987     Invista Capital Management, Inc., since 1987.
                             (Fund's inception),
                             respectively

High Yield Fund              December, 1987         James K. Hovey, CFA (MBA degree, University of Iowa). Director - Investment
                             (Fund's inception)     Securities, Principal Mutual Life Insurance Company, since 1990; Prior thereto,
                                                    Assistant Director Investment Securities.

International Fund           April, 1994            Scott D. Opsal, CFA (MBA degree, University of Minnesota). Executive Vice
                                                    President and Chief Investment Officer, Invista Capital Management, Inc.,
                                                    since 1997. Vice President, 1986-1997.

International Emerging       May, 1997              Kurtis D. Spieler, CFA (MBA degree, Drake University). Vice President,
Markets Fund                 (Fund's inception)     Invista Capital Management, Inc., since 1995; Investment Officer, 94-95.
                                                    Prior thereto, Investment Manager, Principal Mutual Life Insurance Company.

International SmallCap       May, 1997              Darren K. Sleister, CFA (MBA degree, University of Iowa). Investment Officer,
Fund                         (Fund's inception)     Invista Capital Management, Inc., since 1995; Prior thereto, Security
                                                    Analyst.

Limited Term Bond            February, 1996         Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
Fund                         (Fund's inception)     Capital Management, Inc., since 1992. Director-Securities Trading,
                                                    Principal Mutual Life Insurance Company 1992; Prior thereto, Associate
                                                    Director.

Real Estate Fund             _____________          Kelly D. Rush,  CFA (MBA degree,  University of Iowa).  Assistant  Director -
                             (Fund's  inception)    Investment - Commercial  Real Estate,  Principal  Mutual Life Insurance
                                                    Company,  since 1996;  Prior thereto, Senior Administrator Investment -
                                                    Commercial Real Estate.

SmallCap Fund                ____________           Co-Manager: Mark T. Williams, CFA (MBA degree, Drake University). Vice
                             (Fund's inception)     President, Invista Capital Management, Inc., since 1995; Investment Officer,
                                                    1992-1995. Co-Manager: John F. McClain, (MBA degree, Indiana University).
                                                    Vice President, Invista Capital Management, Inc., since 1995; Investment
                                                    Officer, 1992-1995.

Tax-Exempt Bond              July, 1991             Daniel J. Garrett, CFA (MBA degree, Drake University). Assistant Director -
Fund                                                Investment Securities, Principal Mutual Life Insurance Company since 1989;
                                                    Prior thereto, Mortgage Banking Research Analyst.

Utilities Fund               April, 1993            Catherine A. Green, CFA (MBA degree, Drake University). Vice President,
                             (Fund's inception)     Invista Capital Management, Inc., since 1987.


     Until August 1, 1988 the International Fund's portfolio was managed by Principal Management, Inc. of Edmonton, Canada and Scottsdale, Arizona, which company has changed its name to Sea Investment Management, Inc. The Fund's previous manager and the current manager are unaffiliated. This change in managers should be kept in mind when reviewing historical investment results.

     For a description of the investment and other services provided by the Manager, see "Cost of Manager's Services" in the Statement of Additional Information. The management fee and total Class A share expenses incurred by each Fund for the period ended October 31, 1997 were equal to the following percentages of each Fund's respective average net assets:

                                                     Class A Shares                        Class B Shares
                                               ----------------------------        -----------------------------
                                                                    Total                                Total
                                               Manager's         Annualized         Manager's         Annualized
            Fund                                  Fee             Expenses             Fee             Expenses
            ----                               ---------         ----------         ---------         ----------

         Balanced Fund                              %                   %                 %                  %
         Blue Chip Fund                             %                   %                 %                  %
         Bond Fund                                  %                   %*                %                  %*
         Capital Value Fund                         %                   %                 %                  %
         Cash Management Fund                       %                   %*                %                  %*
         Government Securities Income Fund          %                   %                 %                  %
         Growth Fund                                %                   %                 %                  %
         International Emerging Markets Fund
         International Fund                         %                   %                 %                  %
         International SmallCap Fund
         High Yield Fund                            %                   %                 %                  %
         Limited Term Bond Fund                     %                   %*                %                  %*
         MidCap Fund                                %                   %                 %                  %
         Tax-Exempt Bond Fund                       %                   %                 %                  %
         Tax-Exempt Cash Management Fund            %                   %*                %                  %*
         Utilities Fund                             %                   %*                %                  %*

         * After waiver.

     The Manager voluntarily waived a portion of its fee for the Bond, Cash Management, Limited Term Bond Fund, Utilities and Tax-Exempt Cash Management Funds throughout the fiscal year ended October 31, 1997. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds, through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percentage of average net assets attributable to a class on an annualized basis during that period will not exceed, for the Class A shares, .95% for the Bond Fund, .90% for the Limited Term Bond Fund, 1.15% for the Utilities Fund and .75% for the Money Market Funds, and for the Class B shares, 1.70% for the Bond Fund, 1.25% for the Limited Term Bond Fund, 1.95% for the Utilities Fund and 1.50% for the Money Market Funds. The effect of the waivers is and will be to reduce each Fund's annual operating expenses and increase each Fund's yield.


     The Manager and Invista may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between each Fund, the Manager, and Principal Mutual Life Insurance Company provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

     Among the expenses paid by each Fund are brokerage commissions on portfolio transactions, the cost of stock issue and transfer and dividend disbursements, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, the cost of shareholder meetings and taxes and interest (if any).


     The Funds may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc. ("PFS") and Morgan Stanley and Co., each a broker-dealer affiliated with Princor and/or the Manager for each of the Funds. PFS also provides distribution services for the Money Market Funds for which it is compensated by the Manager. These services include, but are not limited to, providing office space, equipment, telephone facilities and various personnel as necessary or beneficial to establish and maintain shareholder accounts. PFS receives a fee from the Manager calculated as a percentage of the average net asset value of shares of each Fund held in PFS client accounts during the period for which PFS provides the services. During the fiscal years ended October 31, 1995, 1996, and 1997, PFS received fees in the amount of $991,520, $1,650,714 and $_,___,___ respectively, in consideration of the services it rendered to the Cash Management Fund. During the fiscal years ending October 31, 1995, 1996, and 1997 PFS received fees in the amount of $191,789, $254,083 and $___,___ respectively, in consideration of the services it rendered to the Tax-Exempt Cash Management Fund.


     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company. The Funds reimburse the Manager for the costs of providing these services.

HOW TO PURCHASE SHARES

     Purchases are generally made through registered representatives of Princor or other dealers it selects. If an order and check are properly submitted to Princor, the shares will be issued at the offering price next computed after the order and check are received at Princor's main office. If Fund shares are purchased by telephone order or electronic means and thereafter settled by delivery of a check or a payment by wire, the shares so purchased will be issued at the offering price next computed after the telephone or electronic order is received at Princor's main office. If an order and check are submitted through a selected dealer, the shares will be issued in accordance with the following: An order accepted by a dealer on any day before the close of the New York Stock Exchange and received by Princor before the close of its business on that day will be executed at the offering price computed as of the close of the Exchange on that day. An order accepted by such dealer after the close of the Exchange and received by Princor before its closing on the following business day will be executed at the offering price computed as of the close of the Exchange on such following business day. Dealers have the responsibility to transmit orders to Princor promptly. After an open account has been established, purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office.
All orders are subject to acceptance by the Fund or Funds and Princor.

     Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to eight days or more. Investors considering redeeming or exchanging shares or transferring shares to another person shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.


     Class B shares of the Cash Management Fund may be purchased only by an exchange from Class B shares of the Principal Funds. Shares of each of the other Principal Funds may be purchased by mail, by telephone or by exchange from other Principal Funds.


     Investments by Mail. Shares of the Funds may be purchased by submitting a completed application and check made payable to Princor. An application is attached to this Prospectus. A different application is necessary to establish an IRA, TDA, SEP, SAR-SEP or certain employee benefit plans. See "Retirement Plans.".

     Investments by Telephone. Shares of the Funds may be purchased by placing a telephone order with Princor. Princor's telephone number is 1-800-247-4123. Investors must have a current Prospectus for the funds in order to place a telephone order. An investor must provide Princor with the payment for the order within three business days from the date the order is placed. The investor may provide this payment by submitting a check payable to Princor within the time period. In addition, investors may provide the purchase payment by wiring Federal Funds directly to Norwest Bank Iowa, N.A., on a day on which the New York Stock Exchange and Norwest Bank Iowa, N.A. are open for business. The investor should instruct the bank to wire transfer Federal Funds to: Norwest Bank Iowa, N.A., Des Moines, Iowa , ABA No. 073000228; for credit to: Princor Financial Services Corporation, Account No. 073-330; for further credit to: investor's name and account number. Payment for both initial purchases and subsequent purchases may be made by wire.


     Investors may make subsequent purchases by wire to existing accounts without placing a telephone order. However, if a telephone order is not placed, shares will be purchased at the offering price next computed after the wired payment is received by Princor. To make subsequent purchases by wire, the investor should instruct the bank to wire transfer Federal Funds to: Norwest Bank Iowa, N.A., Des Moines, Iowa , ABA No. 073000228; for credit to: Principal Management Corporation, Account No. 3000499968; for further credit to: investor's name and account number. Wire transfers may take two hours or more to complete. Investors may make special arrangements to transmit orders for Money Market Fund shares to Princor prior to 3:00 p.m. (Central Time) on a day when the Fund is open for business with the investor's assurance that payment for such shares will be made by wiring Federal Funds directly to Norwest Bank Iowa, N.A. prior to 10:00 a.m. the following regular business day. Such orders will be effected at the Fund's offering price in effect on the date such purchase order is received by Princor. Wire purchases through a selected dealer may involve other procedures established by that dealer.


     Minimum Purchase Amount. An investor may open an account with any of the Funds with a minimum initial investment of $1,000. Accounts established under the Uniform Gifts to Minors Act or Uniform Transfers Act may be funded with a minimum initial investment of $250. IRAs may be established with a minimum initial investment of $250. Additional investments of $100 or more may be made at any time without completing a new application. The minimum initial and subsequent investment amounts are not applicable to accounts used to fund certain employee benefit plans, to accounts designated as receiving accounts in a Dividend Relay Election, to Money Market Fund accounts used as sweep accounts, to accounts used as part of an asset allocation service provided by Princor Financial Services Corporation, to Money Market Fund accounts for which Delaware Charter Guarantee & Trust Company acts as trustee or to Automatic Investment Plans. Each Fund's Board of Directors reserves the right to change or waive minimum investment requirements at any time, which would be applicable to all investors alike.

     Automatic Investment Plan. An investor may make regular monthly investments through automatic deductions from the account of a bank or similar financial institution. The minimum monthly purchase is $25 for all Funds except the Money Market Funds, which have a $100 monthly minimum requirement. A $25 minimum monthly purchase may be established for the Money Market Funds if the account value is at least $1,000 at the time the plan is established. Plan forms and preauthorized check agreements are available from Princor on request. There is no obligation to continue the plan and it may be terminated by the investor at any time.

     Each Fund offers investors two classes of shares through this Prospectus which bear sales charges in different forms and amounts:

     Class A Shares. An investor who invests less than $1 million in Class A shares (except Class A shares of the Money Market Funds) pays a sales charge at the time of purchase. As a result, shares purchased are not subject to any charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares purchases of $1 million or more are not subject to a sales charge at the time of purchase but may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See "Offering Price of Funds' Shares." Class A shares of each of the Funds, except the Money Market Funds, currently bear a 12b-1 fee at the annual rate of up to 0.25% (.15% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution and Shareholder Servicing Plans and Fees."

     Class B Shares. Class B shares are purchased without an initial sales charge, but are subject to a declining contingent deferred sales charge ("CDSC") of up to 4% (1.25% for Limited Term Bond Fund) if redeemed within six years. See "Offering Price of Funds Shares."


     Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. See "Distribution and Shareholder Servicing Plans and Fees." Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class B shares will automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 85th month after the purchase date. Class B shares acquired by exchange from Class B shares of another Principal fund will convert into Class A shares based on the time of the initial purchase. (See "How to Exchange Shares".) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class B shares converting into Class A shares bears to the shareholder's total Class B shares that were not acquired through dividends and distributions. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.


     Which arrangement is better for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Orders from individuals for Class B shares for $250,000 or more will be treated as orders for Class A shares unless the shareholder provides written acknowledgment that the order should be treated as an order for Class B shares. Sales personnel may receive different compensation depending on which class of shares are purchased.

OFFERING PRICE OF  FUNDS' SHARES

     The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

     Class A shares. Class A shares of the Money Market Funds are sold to the public at net asset value; no sales charge applies to purchases of the Money Market Funds. Class A shares of the Growth-Oriented and Income-Oriented Funds are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% (1.50% for the Limited Term Bond Fund) to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge will be determined by Princor.

                                       Sales Charge for
                                       All Funds Except              Sales Charge for
                                    Limited Term Bond Fund        Limited Term Bond Fund          Dealers Allowance as
                                     Sales Charge as % of:         Sales Charge as % of:           % of Offering Price
                                   -----------------------       ------------------------    --------------------------------
                                   Offering      Net Amount      Offering      Net Amount    All Funds Except    Limited Term
                                     Price        Invested         Price        Invested     Limited Term Bond       Bond
                                   --------      ----------      --------      ----------    -----------------   ------------
Less than $50,000                    4.75%          4.99%          1.50%          1.52%            4.00%             1.25%
$50,000 but less than $100,000       4.25%          4.44%          1.25%          1.27%            3.75%             1.00%
$100,000 but less than $250,000      3.75%          3.90%          1.00%          1.10%            3.25%             0.75%
$250,000 but less than $500,000      2.50%          2.56%          0.75%          0.76%            2.00%             0.50%
$500,000 but less than $1,000,000    1.50%          1.52%          0.50%          0.50%            1.25%             0.25%
$1,000,000 or more                     0              0              0             0               0.75%             0.25%


     CDSC on Class A Shares. Purchases of Class A shares of $1,000,000 or more may be subject to CDSC upon redemption. A CDSC is payable to Princor on these investments in the event of a share redemption within 18 months following the share purchase, at the rate of .75% (.25% for the Limited Term Bond Fund) of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Principal Fund will continue to be subject to the CDSC until the original 18 month period expires. However, no CDSC is payable with respect to redemptions of Class A shares used to fund a Princor 401 (a) or Princor 401 (k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets.


     The CDSC will be waived on redemptions of shares in connection with certain withdrawals from certain retirement plans. See Statement of Additional Information. Up to 10% of the value of Class A shares subject to a Periodic Withdrawal Plan may also be redeemed each year without a CDSC. See "Periodic Withdrawal Plan."

     Investors may be eligible to buy Class A shares at reduced sales charges. Consult your registered representative for details about Rights of Accumulation and Statement of Intention as well as the reduced sales charge available for the investment of certain life insurance and annuity contract death benefits and various Employee Benefit Plans and other plans. Descriptions are also included in the Statement of Additional Information.

     Investors may be able to purchase Class A shares at net asset value. The following persons may purchase Class A shares of the Growth-Oriented Funds and Income-Oriented Funds at the net asset value (without a sales charge): (1) Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries; (2) Active and retired directors, officers and employees of any of the Funds, Principal Mutual Life Insurance Company, and directly and indirectly owned subsidiaries of Principal Mutual Life Insurance Company (including full-time insurance agents of, and persons who have entered into insurance brokerage contracts with, Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries and employees of such persons); (3) The Principal Financial Group Employees' Credit Union; (4) Non-ERISA investment advisory clients of Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company; (5) Sales representatives and employees of sales representatives of Princor or other dealers through which shares of the Funds are distributed; (6) Spouses, surviving spouses and dependent children of the foregoing persons; (7) Trusts primarily for the benefit of the foregoing individuals; (8) certain "wrap accounts" for the benefit of clients of Princor and other broker-dealers or financial planners selected by Princor; (9) clients of a registered representative of Princor or other dealers through which shares of the Funds are distributed and who has become affiliated with Princor or other dealer within 180 days of the date of the purchase of Class A shares of the Funds, if the investment represents the proceeds of a redemption within that 180 day period of shares of another investment company the purchase of which included a front-end sales charge or the redemption of which was subject to a contingent deferred sales charge; (10) Unit Investment Trusts sponsored by Principal Mutual Life Insurance Company and/or its directly or indirectly owned subsidiaries; (11) certain employee welfare benefit plan customers of Principal Mutual Life Insurance Company for whom Plan Deposit Accounts are established.


     Each of the Funds, except Principal Tax-Exempt Bond Fund and Principal Tax-Exempt Cash Management Fund, has obtained an exemptive order from the Securities and Exchange Commission ("SEC") to permit each Fund to offer its shares at net asset value to participants of certain annuity contracts issued by Principal Mutual Life Insurance Company. In addition, shares of each of these funds are available at net asset value to the extent the investment represents the proceeds from a total surrender of certain unregistered annuity contracts issued by Principal Mutual Life Insurance Company and for which Principal Mutual Life Insurance Company waives any applicable contingent deferred sales charges or other contract surrender charges.


     The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60 days notice to shareholders of existing accounts.


     Class B shares. Class B shares (including Class B shares of the Cash Management Fund) are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within six years of purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. Subject to the foregoing exclusions, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Therefore, when a share is redeemed, any increase in its value above the initial purchase price is not subject to any CDSC. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following table:


                                          Contingent Deferred Sales Charge
                                                 as a Percentage of
                                            Dollar Amount Subject to Charge
                                       -----------------------------------------
            Years Since Purchase        For all Funds Except    For Limited Term
                Payments Made          Limited Term Bond Fund       Bond Fund
            --------------------       ----------------------   ----------------
     2 years or less                            4.0%                 1.25%
     more than 2 years, up to  4 years          3.0%                 0.75%
     more than 4 years, up to  5 years          2.0%                 0.50%
     more than 5 years, up to 6 years           1.0%                 0.25%
     more than 6 years                          None                  None

     In determining how much, if any, a CDSC is payable on a redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the six year period. For information on how sales charges are calculated if shares are exchanged, see "How to Exchange Shares." Princor receives the entire amount of any CDSC paid.

     The CDSC will be waived on redemptions of shares arising out of death or disability or in connection with certain withdrawals from certain retirement plans. See the Statement of Additional Information. Up to 10% of the value of Class B shares subject to a Periodic Withdrawal Plan may also be redeemed each year without a CDSC. See "Periodic Withdrawal Plan."


     Non-cash compensation. Princor may, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Principal Funds. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Princor has established a non-cash compensation program for registered representatives of Principal Financial Securities, Inc. ("PFS") based upon sales of shares of the Principal funds during the year ending December 31, 1997. Registered representatives of PFS will receive a choice of promotional items, or will be invited to attend a professional development seminar, receive a subscription for a financial newspaper and an allowance to be used to promote the Principal Funds.


DISTRIBUTION AND SHAREHOLDER SERVICING PLANS AND FEES

     Class A Distribution Plan. Each of the Funds, except the Money Market Funds, has adopted a distribution plan for the Class A shares. The Fund will make payments from its assets to Princor pursuant to this Plan after the end of each month at an annual rate not to exceed 0.25% (.15% for the Limited Term Bond
Fund) of the average daily net asset value of the Fund. Princor will retain such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares but may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.


     Class B Distribution Plan. Each of the Funds, except Tax-Exempt Cash Management Fund, has adopted a distribution plan for the Class B shares. Each Class B Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.

     Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% (1.25% for the Limited Term Bond Fund) of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges from other Principal Funds. In addition, Princor may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.


     General. The purpose of the Plans is to permit the Fund to compensate Princor for expenses incurred by it in promoting and distributing Fund shares and providing services to Fund shareholders. If the aggregate payments received by Princor under any of the Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to that Plan, Princor will promptly reimburse the Fund for the amount of the excess. If expenses under a Plan exceed the amount for which Princor may be compensated in any one fiscal year, the Fund will not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to the Plans that exceeds the compensation limit. The Funds will not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with the Plans. The Plans are further described in the Statement of Additional Information.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

     Each Fund calculates net asset value of a share of each class by dividing the total value of the assets attributable to the class, less all liabilities attributable to the class, by the number of shares outstanding of the class. Shares are valued as of the close of trading on the New York Stock Exchange each day the Exchange is open.

Growth-Oriented and Income-Oriented Funds
     The following valuation information applies to the Growth-Oriented and Income-Oriented Funds. Securities for which market quotations are readily available are valued using those quotations. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board of Directors that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith through procedures established by the Board.

     As previously described, some of the Funds may purchase foreign securities, whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S.
holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Funds
     Portfolio securities of the Money Market Funds are valued at amortized cost. For a description of this calculation procedure see the Statement of Additional Information. The Money Market Funds reserve the right to calculate or estimate their net asset values more frequently than once a day if they deem it desirable.

DISTRIBUTION OF INCOME DIVIDENDS AND REALIZED CAPITAL GAINS


Growth-Oriented and Income-Oriented Funds
     Each of these Funds distributes substantially all of its net income to shareholders each year according to the following schedule:


                Funds                                    Record date                         Payable date
                -----                                    -----------                         ------------
     Growth
     Balanced, Blue Chip,                        three business days before              March 24, June 24,
     Real Estate, and Utilities                  each payable date                       September 24 and December 24

     Capital Value, Growth,                      three business days before              June 24 and December 24
     MidCap and SmallCap                         each payable date

     International, International                three business days before              December 24
     Emerging Markets and                        each payable date
     International SmallCap

     Income
     Bond, Government Securities                 three business days before              monthly on the 24th (or
     Income, High Yield, Limited                 each payable date                       previous business day)
     Term Bond and Tax-Exempt Bond


     Net realized capital gains for each of the Funds, if any, will be distributed annually. Generally the distribution will be made on the fourth business day of December, to shareholders of record on the third business day prior to the record date.

     On the Account Application, you can authorize income dividend and capital gains distributions to be invested in additional Fund shares at net asset value (without a sales charge), invested in shares of other Principal Funds or paid in cash. You may change this instruction without charge at any time by giving ten days written notice to the Fund.


     Any dividends or distributions paid shortly after a purchase of shares will have the effect of reducing the per share net asset value by the amount of the dividends or distributions. These dividends or distributions are subject to taxation like other dividends and distributions, even though they are in effect a return of capital. A shareholder of the Tax-Exempt Bond Fund who redeems shares when tax-exempt income has been accrued but not declared as a dividend by that Fund may have the portion of the redemption proceeds which represents such income taxed at capital gains rates.


Money Market Funds
     The Money Market Funds declare dividends of all their daily net investment income on each day the net asset value per share is determined. Dividends for each Fund are payable daily and are automatically reinvested in full and fractional shares of the Fund at the then current net asset value. Shareholders may request to have their dividends paid out monthly in cash. For such shareholders, the shares reinvested and credited to their account during the month will be redeemed as of the close of business on the 20th day (or the preceding business day if the 20th is not a business day) of each month and the proceeds will be paid to them in cash.


     Net investment income of the Money Market Funds, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Fund. Expenses of the Fund are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund. Dividends payable on Class B shares of the Cash Management Fund on a per share basis will be lower than dividends payable on Class A shares of the Funds.


     Since it is the policy of each Money Market Fund, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, neither Fund expects any capital gains or losses. If either Fund does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, either Fund realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of each Fund (including realized gains and losses on the portfolio securities) is normally declared as a dividend each time the net income of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in either Fund, representing reinvestment of dividend income, is reflected by an increase in the number of shares of that Fund in the account.

     Normally each Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net investment income of either Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Fund may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investment in the Fund. The Fund may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors for the Fund.

     The Board of Directors of each Fund may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse effect on the shareholders.

Dividend Relay Election


     Shareholders may elect to have dividends and capital gains distributions from one of the Principal funds invested in shares of the same class of one of the other Principal funds. This Dividend Relay Election can be made on the application or at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends and distributions originate, on 10 days notice by telephone to the Fund. A signature guarantee may be required to make the Dividend Relay Election. See "General Information About a Fund Account." There is no administrative charge for this service. No sales charge will apply to the purchase of shares of the
Growth-Oriented or Income-Oriented Funds made pursuant to the election; dividends and distributions are credited to the receiving Fund the day they are paid at the receiving Fund's net asset value for that day. If the Dividend Relay Election is made to direct dividends and distributions from a Fund used to fund the shareholder's retirement plan (for example, an IRA) to a receiving Fund that is not used to fund the shareholder's retirement plan, a taxable distribution from the retirement plan will result. Shareholders should consult their tax advisor prior to making such an election.


     Dividends and distributions derived from shares of the Funds used to fund certain employee benefit plans are not eligible for the Dividend Relay Election.

     If the Dividend Relay Election privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to redeem the account and send the proceeds to the shareholder.

     Shareholders may discontinue the Dividend Relay Election at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends originate, on 10 days notice by telephone to the Fund. The Funds reserve the right to discontinue or modify this service upon 60 days written notice to shareholders.

TAX TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

     It is the policy of each of the Funds to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Funds intend to qualify for the tax treatment applicable to regulated investment companies under the provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amounts so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Funds intend to comply with the Act's requirements and to avoid this excise tax. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities where the ex-dividend date may have passed, in which case such dividends are recorded as soon as the Fund is informed of the ex-dividend date. The Funds are required by law to withhold 31% of dividends paid to investors who do not furnish the Fund their correct taxpayer identification number, which in the case of most individuals is their social security number.

     The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund also intend to qualify to pay exempt-interest dividends to their shareholders. An exempt-interest dividend is that part of dividend distributions made by the Funds which consists of interest received by the Funds on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends when calculating the corporate alternative minimum tax. Persons investing on behalf of a Subchapter S corporation should seek the advice of a tax advisor prior to purchasing shares of the Tax-Exempt Bond Fund or Tax-Exempt Cash Management Fund. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item to determine whether they are subject to the alternative minimum tax. These Funds may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.


     In each fiscal year when, at the close of such year, more than 50% of the value of the International, International Emerging Markets or International SmallCap Fund's total assets are invested in securities of foreign corporations, the Fund may elect pursuant to Section 853 of the Internal Revenue Code to permit its shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, shareholders should include in gross income for federal income tax purposes both cash dividends received from the Fund and the amount which the Fund advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. The shareholders would then be entitled to subtract from their federal income taxes the amount of such taxes withheld, or else treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit for tax deduction is subject to certain limitations.


     Under the federal income tax law, dividends paid from investment income and from realized short-term capital gains, if any, are generally taxable at ordinary income rates whether received in cash or additional shares. The net income of the Cash Management Fund for purposes of its financial reports and determination of the amount of distributions to shareholders may exceed its net income as determined for tax purposes because certain market discount income will be currently included as income for book purposes but not for tax purposes. Although all net income for book purposes will be distributed to shareholders, such distributions are taxable to shareholders of the Fund as ordinary income only to the extent that they do not exceed the shareholder's ratable share of the Fund's investment income and any short-term capital gain as determined for tax purposes. The balance, if any, will be applied against and will reduce the shareholder's cost or other tax basis for the shares.


     Dividends from net investment income of each of the Funds will be eligible for a 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Dividends from the Income-Oriented Funds and the Money Market Funds are not expected to qualify for the 70% dividend received deduction. Dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January will be deemed to have been distributed to shareholders in December. The Funds will inform shareholders of the amount and nature of their income dividends and capital gains distributions. Dividends from net income and distributions of capital gains may also be subject to state and local taxation.


     Additional information regarding taxation is included in the Statement of Additional Information. Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

HOW TO EXCHANGE SHARES


     Class A shares for all of the Funds (except the Money Market Funds and the Limited Term Bond Fund), or Class B shares for all of the Funds may be exchanged at net asset value for shares of the same class of any other Principal Fund described in the Prospectus, at any time. Class A shares of the Limited Term Bond Fund may be exchanged at net asset value for Class A shares of any of the other Principal Funds at any time 90 days after the purchase of such shares. The CDSC that might apply if Class B shares, or certain Class A shares, are redeemed will not apply if these shares are exchanged. However, for purposes of computing the CDSC on the shares acquired through the exchange, the length of time the acquired shares have been owned by a shareholder will be measured from the date of original purchase of the exchanged shares and the amount of the CDSC will be determined based upon the CDSC table to which the exchanged shares were subject. Thus, when shares acquired through the exchange are redeemed, the redemption may be subject to the CDSC, depending upon when the exchanged shares were originally purchased.

     Class A shares of Principal Cash Management Fund or Principal Tax-Exempt Cash Management Fund acquired by direct purchase are not included in the net asset value exchange privilege. However, Class A shares of these two Funds acquired by exchange of any other Principal Fund shares, or by conversion of Class B shares, and additional shares which have been purchased by reinvesting dividends earned on Class A shares, may be exchanged for other Class A shares without a sales charge. In addition, Class A shares of the Money Market Funds acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for Class B shares of any Growth-Oriented or Income-Oriented Fund.

     Shares of a Fund used to fund an employee benefit plan may be exchanged only for shares of other Principal Funds made available to such plan. A request for an exchange of shares used to fund an Employee Benefit Plan must be made in accordance with the procedures provided in the Plan and the written service agreement. All other shareholders may exchange shares by simply submitting a written request or a completed Exchange Authorization Form to the Fund. Exchange Authorization Forms are available by calling or writing the Fund. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase. A telephone exchange privilege is currently available for amounts up to $500,000. Procedures for telephone transactions are described under "How to Sell Shares." The telephone exchange privilege is not available for accounts for which share certificates remain outstanding.

     A shareholder may also make an Automatic Exchange Election. This election authorizes an exchange as described above from one Principal Fund to any or all of the other Principal Funds on a monthly, quarterly, semiannual or annual basis. The minimum amount that may be exchanged into any Principal Fund must equal or exceed $300 on an annual basis. The exchange will occur on the date of the month specified by the shareholder in the election so long as the day is a trading day. If the designated day is not a trading day, the exchange will occur on the next trading day occurring during that month. If the next trading day occurs in the following month, the exchange will occur on the trading day prior to the designated day. The Automatic Exchange Election may be made on the open account application, on 10 days written notice or, if telephone transaction services apply to the account from which the exchange is made, on 10 days notice by telephone to the Fund from which the exchange will be made. See "How to Sell Shares" for an explanation of the applicability of telephone transaction services. Exchanges from a Fund used to fund the shareholder's retirement plan to a Principal Fund not used to fund the shareholder's retirement plan will result in a taxable distribution from the retirement plan. Shareholders should consult their tax adviser prior to making such an exchange. A shareholder may modify or discontinue the election on 10 days written notice or notice by telephone to the Fund from which exchanges are made.


     General - An exchange, whether in writing, by telephone or other means, by any joint owner shall be binding upon all joint owners. If the exchanging shareholder does not have an account with the Fund in which shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and dealer of record as the account from which shares are exchanged. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired. A shareholder may receive shares in exchange only if they may be legally offered in the shareholder's state of residence. If a certificate has been issued an exchange will be made only upon receipt of the certificate of shares to be exchanged. In order to establish a systematic accumulation plan or a periodic withdrawal plan for the new account, an exchanging shareholder must file a specific written request.


     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Directors or Principal Management Corporation believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. A shareholder may modify or discontinue an election on 10 days written notice or notice by telephone to the Fund from which exchanges are made.


HOW TO SELL SHARES

     Each Fund will redeem its shares upon request. Shares are redeemed at the net asset value calculated after the Fund receives the request in proper form, less any applicable CDSC. There is no additional charge for redemptions. Redemptions, whether in writing or by telephone or other means, by any joint owner shall be binding upon all joint owners. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption. The Funds generally send redemption proceeds the business day after the request is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than three business days, as permitted by federal securities law. A Fund will redeem only those shares for which it has received payment. To avoid the inconvenience of a delay in obtaining redemption proceeds, shares may be purchased with a certified check, bank cashiers check or money order.

     A request for the redemption of shares used to fund certain employee benefit plans must be made in accordance with the procedures provided in the Plan and the written service agreement. Princor usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Princor for details. Shareholders may redeem by mail, by telephone or, in the case of Class A shares of Money Market Fund accounts, by a checkwriting service. The Fund reserves the right to modify any of the methods of redemption or to charge a fee for providing these services upon written notice to shareholders.

     By Mail - A shareholder simply sends a letter to Princor, at P.O. Box 10423, Des Moines, Iowa 50306, requesting redemption of any part or all of the shares owned by specifying the Fund account from which the redemption is to be made and either a dollar or share amount. The letter must provide the account number and be signed by a registered owner. If certificates have been issued, they must be properly endorsed and forwarded with the redemption request. If payment of less than $100,000 is to be mailed to the address of record, which has not been changed within the three month period preceding the redemption request, and is made payable to the registered shareholder or joint shareholders, or to Principal Mutual Life Insurance Company or any of its affiliated companies, the Fund will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

     By Telephone - Shareholders may redeem shares valued at up to $100,000 from any one Fund by telephone, unless the shareholder has notified the Fund of an address change within the three month period preceding the date of the request. Such redemption proceeds will be mailed to the shareholder's address of record. Telephone redemption proceeds may also be sent by check or wire transfer to a commercial bank account in the United States previously authorized in writing by the shareholder. A wire charge of up to $6.00 will be deducted from the Fund account from which the redemption is made for all wire transfers. If proceeds are to be used to settle a securities transaction with a selected dealer, telephone redemptions may be requested by the shareholder or upon appropriate authorization from an authorized representative of the dealer, and the proceeds will be wired to the dealer. The telephone redemption privilege is available only if telephone transaction services apply to the account from which shares are redeemed. Telephone transaction services apply to all accounts, except accounts used to fund a Princor IRA or TDA or certain employee benefit plans, unless the shareholder has specifically declined this service on the account application or in writing to the Fund. The telephone redemption privilege will not be allowed on shares for which certificates have been issued.

     Shareholders may exercise the telephone redemption privilege by telephoning 1-800-247-4123. If all telephone lines are busy, shareholders might not be able to request telephone redemptions and would have to submit written redemption requests. Although the Funds and the transfer agent are not responsible for the authenticity of redemption requests received by telephone, the right is reserved to refuse telephone redemptions when in the opinion of the Fund from which the redemption is requested or the transfer agent it seems prudent to do so. The shareholder bears the risk of loss caused by a fraudulent telephone redemption request the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birth date and names of all owners listed on the account and sending a written confirmation of the transaction to the shareholder's address of record. In addition, the Fund directs redemption proceeds made payable to the owner or owners of the account only to an address of record that has not been changed within the three-month period prior to the date of the telephone request, or to a previously authorized bank account.

     By Checkwriting Service - Shareholders of Class A shares of the Money Market Funds may redeem shares, other than shares subject to a CDSC or shares used to fund a Princor IRA, TDA, SEP, SAR-SEP or certain employee benefit plans, by writing checks on their accounts if this service is elected when completing the Fund application. Upon receipt of the properly completed form and signature card, the Fund will provide withdrawal checks drawn on Norwest Bank Iowa, N.A. These checks may be payable to the order of any person in the amount of not less than $100. Shareholders will continue to earn dividends until the check clears. After a check is presented to Norwest Bank for payment, a sufficient number of full or fractional shares will be redeemed from the account to cover the amount of the check. Shareholders currently pay no fee for the checkwriting service, but this may be changed in the future upon written notice to shareholders. The checkwriting service is not available on shares for which certificates have been issued.

     Shareholders utilizing withdrawal checks will be subject to Norwest Bank's rules governing checking accounts. Shareholders should make sure their accounts have sufficient shares to cover the amount of any check drawn. If insufficient shares are in the account, the check will be returned marked "Insufficient Funds" and no shares will be redeemed. The checkwriting service may be revoked on accounts on which "Insufficient Funds" checks are drawn. Accounts may not be closed by a withdrawal check because the exact amount of the account will not be known until after the check is received by Norwest Bank.


     Moreover, following a purchase by check, redemptions from the Money Market Funds pursuant to the checkwriting service or any of the Principal Funds pursuant to the telephone withdrawal procedure will not be permitted until payment has been collected on the check. During the period prior to the time the redemption is effective, dividends on the Money Market Funds' shares will accrue and be paid and the shareholder will be entitled to exercise all other rights of beneficial ownership.


     Reinvestment Privilege - Within 60 days after redemption, shareholders who redeem all or part of their Class A shares for which a sales charge was paid or which were acquired by the conversion of Class B shares, or Class B shares for which a CDSC was paid, have a onetime privilege to reinvest the amount redeemed in Class A shares of any of the Funds without a sales charge.

     The reinvestment or exchange will be made at the net asset value next computed after written notice of exercise of the privilege is received in proper and correct form by Princor. All reinvestments or exchanges are subject to acceptance by the Fund or Funds and Princor. The redemption which precedes such reinvestment or exchange is regarded as a sale; therefore, if the shareholder has realized a gain on the redemption, such gain may be taxable and exercising the reinvestment privilege will not alter any tax payable. If a loss is realized on the redemption of Fund shares, the reinvestment may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for federal income tax purposes. Accurate records should be kept for the duration of the account for tax purposes.

PERIODIC WITHDRAWAL PLAN

     A shareholder may request that a fixed number of Class A shares or Class B shares ($25 initial minimum amount) or enough Class A shares or Class B shares to produce a fixed amount of money ($25 initial minimum amount) be withdrawn from an account monthly, quarterly, semiannually or annually. As described under "Offering Price of the Funds' Shares," withdrawals from certain Class A shares of the Funds other than the Money Market Funds, and Class B shares may be subject to a CDSC. However, each year a shareholder may make periodic withdrawals of up to 10% of the value of an account for Class B shares without incurring a CDSC. The amount of the 10% free withdrawal privilege for an account is initially determined based upon the value of the account as of the date of the initial periodic withdrawal. If a periodic withdrawal plan is established at the time Class B shares are purchased, the amount of the initial 10% free withdrawal privilege may be increased by 10% of the amount of additional purchases in that account made within 60 days after Class B shares were first purchased. After a periodic withdrawal plan has been established the amount of the 10% withdrawal privilege will be re-determined as of the last business day of December each year. The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that the investor may withdraw. Shareholders considering the implementation of a Plan using shares of the Tax-Exempt Bond Fund are cautioned that the portion of redemption proceeds which represents tax-exempt income which has been accrued but not declared as a dividend by the Fund may be taxed at capital gains rates. See "Distribution of Income Dividends and Realized Capital Gains." An investor may initiate a Periodic Withdrawal Plan by signing an Agreement for Periodic Withdrawal Form and depositing any share certificates that have been issued or, if no certificates have been issued and telephone transaction services apply to the account, by telephoning the Fund.

     A shareholder of Class A shares of the Money Market Funds may establish a Pre-Authorized Check (PAC) Withdrawal Service to enable a shareholder's creditor to receive monthly installment payments from the shareholder's account if the shareholder's creditor is capable of providing this service. The shareholder's creditor will provide the necessary forms to establish a PAC Withdrawal Service.

     Redemptions to pay insurance premiums - Upon completion of the necessary authorization, shareholders of Class A shares of the Money Market Funds who pay insurance or annuity premiums or deposits to Principal Mutual Life Insurance Company or its affiliated companies may authorize automatic redemptions from Class A shares of the Fund to pay such amounts. Details relative to this option may be obtained from the Funds.


     Cash withdrawals are made out of the proceeds of redemption on the day designated by the shareholder, so long as the day is a trading day, and will continue until cancelled. If no date is designated, redemptions will occur on the fifteenth day of the month. If the designated day is not a trading day, the redemption will occur on the next trading day occurring during that month. If the next trading day occurs in the following month, the redemption will occur on the trading day prior to the designated day. Withdrawal payments will be sent on or before the third business day following such redemption. The redemption of shares to make payments under this Plan will reduce and may eventually exhaust the account. An investor will be disadvantaged by making additional purchases of shares of any investment company on which there is a sales charge at the same time that a Periodic Withdrawal Plan is in effect since a duplication of sales charges will result. No purchase payments for shares of any Fund except Principal Cash Management Fund or Principal Tax-Exempt Cash Management Fund will be knowingly accepted by Princor Financial Services Corporation while periodic withdrawals under this plan are being made, unless the purchase represents a substantial addition to the shareholder's account.


     Each redemption of shares may result in a gain or loss, which may be reportable for income tax purposes. An investor should keep an accurate record of any gain or loss on each withdrawal. Shareholders should consult their tax advisors prior to establishing a periodic withdrawal plan from an Individual Retirement Account. Any income dividends or capital gains distributions on shares held under a Periodic Withdrawal Plan are reinvested in additional shares at net asset value. Withdrawals may be stopped at any time without penalty, subject to notice in writing which is received by the Fund.

PERFORMANCE CALCULATION

     From  time  to  time,  the  Funds  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Funds and about a Fund's largest industry holdings and largest five to ten specific securities holdings in its portfolio. The funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. The Funds' yield and total return figures described below will vary depending upon market conditions, the composition of the Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Funds' performance figures to performance figures published for other investment vehicles. Any performance data quoted for the Funds represents only historical performance and is not intended to indicate future performance of the Funds. For further information on how the Funds calculate yield and total return figures, see the Statement of Additional Information.

Growth-Oriented and Income-Oriented Funds

     The Income-Oriented Funds may advertise their respective yields and average annual total returns. The Growth-Oriented Funds may advertise their respective average annual total returns. Yield is determined by annualizing each Fund's net investment income per share for a specific, historical 30-day period and dividing the result by the ending maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund for the same period. Average annual total return for each Fund is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. These calculations assume the payment of the maximum front-end load (in the case of Class A shares) or the applicable CDSC (in the case of Class B shares). The Funds may also calculate total return figures for a specified period that reflect reduced sales charges available to certain classes of investors and figures that do not take into account the maximum initial sales charge or contingent deferred sales charge to illustrate changes in the Funds' net asset values over time. A tax-equivalent yield may also be advertised by the Tax-Exempt Bond Fund.

Money Market Funds

     From time to time the Money Market Funds may advertise their respective yield and effective yield. The yield of each Fund refers to the income generated by an investment in that Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A tax-equivalent yield may also be advertised by the Tax-Exempt Cash Management Fund.

     The yield for the Money Market Funds will fluctuate daily as the income earned on the investments of the Funds fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Funds are open-end investment companies and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Funds is not insured. Investors comparing results of the Funds with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

     Share certificates will be issued to shareholders only when requested. Shareholders of the Funds will receive a statement of account for the Fund in which they have invested. The Funds treat the statement of account as evidence of ownership of Fund shares.
This is known as an open account system. Each Fund bears the cost of the open account system.

     A confirmation statement indicating the current transaction and the total number of Fund shares owned will generally be provided each time a shareholder invests in a Fund. However, there are certain exceptions, described below, when quarterly or monthly confirmation statements will be provided.

     Quarterly Statements. A quarterly statement disclosing information regarding purchases, redemptions, and reinvested dividends or distributions occurring during the quarter, as well as the balance of shares owned and account values as of the statement date will be provided to shareholders for the following types of accounts:


     1. Accounts for which the only activity during a calendar quarter is the purchase of shares due to the reinvestment of dividends and/or capital gains distributions from the Fund or from another Principal Fund as a result of a Dividend Relay Election;

     2. Accounts from which redemptions are made pursuant to a Periodic Withdrawal Plan;
     3. Accounts for which purchases are made pursuant to a Systematic Accumulation Plan; 4. Accounts from which purchases or redemptions are made pursuant to an automatic exchange election;
     5. Accounts used to fund certain individual retirement or individual pensions plans qualified under the Internal Revenue Code; and
     6. Accounts established through an arrangement involving a group of two or more shareholders for whom purchases of shares are made through a person (e.g. an employer ) designated by the group. A statement indicating receipt of the total amount paid by the group will be sent to the designated person at the time each purchase is made. If the payment on behalf of the group is not received from the designated person within 10 days of the date such payments are to be made, each member will be notified and thereafter each member will receive a statement at the time of each purchase for the three succeeding payments. If a payment is not received in the current quarter on behalf of a member for whom a payment had been received in the previous quarter, a statement will be sent to such group member reflecting that a payment was not received on the member's behalf.

     Monthly Statements. Shareholders of the Money Market Funds for whom quarterly statements are not available, will receive a monthly statement disclosing the current balance of shares owned and a summary of transactions through the last business day of the month.

     Signature Guarantee. The Funds have adopted the policy of requiring signature guarantees in certain circumstances to safeguard shareholder accounts. A signature guarantee is necessary under the following circumstances:


     1. If a redemption payment is to be made payable to a payee other than the registered shareholder or joint shareholders, or Principal Mutual Life Insurance Company or any of its affiliated companies or selected administrators of qualified retirement plans;

     2. To make a Dividend Relay Election directing dividends from a Fund account which has joint owners to a Fund account which has only one owner or different joint owners;

     3.   To change the ownership of the account;

     4. To add telephone transaction services to an account established prior to March 1, 1992 or to any account after the initial application is processed;

     5. When there is any change to a bank account designated under an established telephone withdrawal plan; and

     6. If a redemption payment is to be mailed to an address other than the address of record or to an address of record that has been changed within the preceding three months.

     A shareholder's signature must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public is not acceptable.

     Minimum Account Balance. Although there currently is no minimum balance, due to the disproportionately high cost of maintaining small accounts, the Funds reserve the right to redeem all shares in an account with a value of less than $300 and to mail the proceeds to the shareholder. Involuntary redemptions will not be triggered solely by market activity. Shareholders will be notified before these redemptions are to be made and will have thirty days to make an additional investment to bring their accounts up to the required minimum. The Funds reserve the right to increase the required minimum.

RETIREMENT PLANS

     Shares of the Funds, except the Tax-Exempt Bond and Tax-Exempt Cash Management Fund, are offered to fund certain retirement plans for which Principal Mutual Life Insurance Company acts as custodian. These retirement plans include Individual Retirement Accounts (IRAs), Simplified Employee Pension and Salary Reduction Simplified Employee Pension Plans (SEPs and SAR/SEPs) all of which are described in Section 408 of the Internal Revenue Code, and salary deferral TDA plans as described in Section 403(b)(7) of the Internal Revenue Code. The necessary forms to establish one of the Princor retirement plans, including an application, may be obtained from a registered representative of Princor or by calling 1-800-451-5447. DO NOT USE THE APPLICATION INCLUDED IN THIS PROSPECTUS TO START A PRINCOR RETIREMENT PLAN. The Systematic Accumulation Plan may be used to purchase shares of the Funds for a Princor retirement plan. See "How to Purchase Shares." Telephone redemptions are not available on accounts used to fund a Princor retirement plan. See "How to Sell Shares." Investors should consult their tax counsel for retirement plan tax information.

SHAREHOLDER RIGHTS


     The following information is applicable to each of the Principal Funds. Each Fund's shares (except Tax-Exempt Bond Fund and Tax-Exempt Cash Management
Fund) are currently divided into three classes. Shares of the Tax-Exempt Bond Fund are divided into two classes. The Tax-Exempt Cash Management Fund is only offered in Class A shares. Each Fund share is entitled to one vote with fractional shares voting proportionately. All classes of shares for each Fund will vote together as a single class except where required by law or as determined by the Fund's Board of Directors. Shares are freely transferable, are entitled to dividends as declared by the Fund's Board of Directors and, if the Fund were liquidated, would receive the net assets of the Fund. Shareholders of a Fund may remove any director of that Fund with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders. Shareholders will be assisted with shareholder communication in connection with such matter.


     The Board of Directors of each Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue and may issue two or more classes of shares having such preferences and special or relative rights and privileges as the Directors may determine, without shareholder approval.

     The Funds are not required to hold an annual meeting of shareholders in any year unless required to do so under the Investment Company Act of 1940. The Funds intend to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors. However, each Fund will hold a meeting of shareholders when requested to do so in writing by the holders of 10% or more of the outstanding shares of that Fund.

     Shareholder inquiries should be directed to the appropriate Fund at The Principal Financial Group, Des Moines, Iowa 50392.


     As  of  __________,   Principal  Mutual  Life  Insurance  Company  and  its
subsidiaries and affiliates owned 25% or more of the outstanding voting shares of each Fund as indicated:

                                                              Percentage of
                                             Number of      Outstanding Shares
               Fund                        Shares Owned           Owned

     Capital Value Fund                      _,___,___            __.__%
     International Emerging Markets Fund     _,___,___            __.__%
     International SmallCap Fund             _,___,___            __.__%
     Limited Term Bond Fund                  _,___,___            __.__%


ADDITIONAL INFORMATION


     Organization: The Funds were incorporated in the state of Maryland on the following dates: Balanced Fund - November 26, 1986; Blue Chip Fund - December 10, 1990; Bond Fund - December 2, 1986; Capital Value Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Cash Management Fund - June 10, 1982; International Emerging Markets Fund - May 27, 1997; Government Securities Income Fund - September 5, 1984; Growth Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); High Yield Fund - November 26, 1986; International Fund - May 12, 1981; International SmallCap Fund - May 27, 1997; Limited Term Bond Fund - August 9, 1995; MidCap Fund - February 20, 1987; Real Estate Fund - May 27, 1997; SmallCap Fund August 13, 1997; Tax-Exempt Bond Fund - June 7, 1985; Tax-Exempt Cash Management Fund - August 17, 1987; Utilities Fund - September 3, 1992.


     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Funds except the International Emerging Markets Fund, International Fund and International SmallCap Fund. The custodian for the International Emerging
Markets Fund, International Fund and International SmallCap Fund is Chase Manhattan Bank, Global Securities Services, Chase Metro Tech Center, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the Funds.


     Capitalization: The authorized capital stock of each Fund consists of 100,000,000 shares of common stock (2,000,000,000 for Principal Cash Management Fund and 1,000,000,000 Principal Tax-Exempt Cash Management Fund), $.01 par value.


     Financial Statements: Copies of the financial statements of each Fund will be mailed to each shareholder semiannually. At the close of each fiscal year, each Fund's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Fund for their respective present fiscal years.

     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Funds have filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of this Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor
Financial Services Corporation. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.


     Principal Underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306, is the principal underwriter for each of the Principal Funds.

     Transfer  Agent  and  Dividend  Disbursing  Agent:   Principal   Management
Corporation, The Principal Financial Group, Des Moines, Iowa, 50392, is the transfer agent and dividend disbursing agent for each of the Principal Funds.




     This Prospectus describes a family of investment companies ("Principal Funds" formerly known as "Princor Funds") which has been organized by Principal Mutual Life Insurance Company. Together the Funds provide the following range of investment objectives:

                              GROWTH-ORIENTED FUNDS

                                    Domestic

Principal Balanced Fund, Inc. (formerly known as Princor Balanced Fund, Inc.) seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Principal Blue Chip Fund, Inc. (formerly known as Princor Blue Chip Fund, Inc.) seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

Principal Capital Value Fund, Inc. (formerly known as Princor Capital Accumulation Fund, Inc.) seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal Growth Fund, Inc. (formerly known as Princor Growth Fund, Inc.) seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal MidCap Fund, Inc. (formerly known as Princor Emerging Growth Fund, Inc.) seeks to achieve long-term capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Principal Real Estate Fund, Inc. seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

Principal SmallCap Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

Principal Utilities Fund, Inc. (formerly known as Princor Utilities Fund, Inc.) seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies in the public utilities industry.


                                  International

Principal International Emerging Markets Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

Principal International Fund, Inc. (formerly known as Princor World Fund, Inc.) seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Principal International SmallCap Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

                              INCOME-ORIENTED FUNDS

Principal Bond Fund, Inc. (formerly known as Princor Bond Fund, Inc.) seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is ________________.

Principal Government Securities Income Fund, Inc. (formerly known as Princor Government Securities Income Fund, Inc.) seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

Principal High Yield Fund, Inc. (formerly known as Princor High Yield Fund, Inc.) seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed not to involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income. Principal High Yield Fund, Inc. invests predominantly in lower rated bonds, commonly referred to as "junk bonds" and may invest 100% of its assets in such bonds. Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. Purchasers should carefully assess the risks associated with an investment in this fund. THESE ARE SPECULATIVE SECURITIES.

Principal Limited Term Bond Fund, Inc. (formerly known as Princor Limited Term Bond Fund, Inc.) seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

Principal Tax-Exempt Bond Fund, Inc. (formerly known as Princor Tax-Exempt Bond Fund, Inc.) seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality tax-exempt fixed income obligations.

                               MONEY MARKET FUNDS

Principal Cash Management Fund, Inc. (formerly known as Princor Cash Management Fund, Inc.) seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

Principal Tax-Exempt Cash Management Fund, Inc. (formerly known as Princor Tax-Exempt Cash Management Fund, Inc.) seeks, through investment in a professionally managed portfolio of high quality, short-term Municipal Obligations, as high a level of current interest income exempt from federal income tax as is consistent with stability of principal and maintenance of liquidity.

Each of the Principal Funds, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers three classes of shares: Class A, Class B and Class R shares. Tax-Exempt Bond Fund offers Class A and Class R shares. Tax-Exempt Cash Management Fund only offers Class A shares. Each class is sold under a different sales arrangement and has different expenses. Only Class A and Class B shares are offered through this Prospectus. For more information about the different sales arrangements, see "How to Purchase Shares" and "Offering Price of Fund's Shares." For information about various expenses borne by each class see "Overview."

     Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

     An investment in any of the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Money Market Funds will be able to maintain a stable net asset value of $1.00 per share.

     This Prospectus concisely states information about the Principal Funds that an investor should know before investing. It should be read and retained for future reference.

     Additional information about the Funds has been filed with the Securities and Exchange Commission, including a document called a Statement of Additional Information dated ____________ which is incorporated by reference herein. The Statement of Additional Information and a Prospectus for Class R shares can be obtained free of charge by writing or telephoning the Funds' principal underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

                                TABLE OF CONTENTS

                                                                            Page

     Overview  ..............................................................  4

     Financial Highlights.................................................... 10

     Investment Objectives, Policies and Restrictions........................ 23

         Growth-Oriented Funds............................................... 23

             Domestic........................................................ 23


             International................................................... 28


         Income-Oriented Funds............................................... 29

         Money Market Funds.................................................. 35


         Certain Investment Policies and Restrictions........................ 38

     Risk Factors............................................................ 39

     How the Funds are Managed............................................... 40

     How to Purchase Shares.................................................. 43


     Offering Price of Funds' Shares ........................................ 44


     Distribution and Shareholder Servicing Plans and Fees................... 46

     Determination of Net Asset Value of Funds' Shares....................... 47

     Distribution of Income Dividends and Realized Capital Gains ............ 47

     Tax Treatment of the Funds, Dividends and Distributions ................ 49

     How to Exchange Shares.................................................. 50

     How to Sell Shares...................................................... 51

     Periodic Withdrawal Plan................................................ 52

     Performance Calculation................................................. 53

     General Information About a Fund Account................................ 54

     Retirement Plans........................................................ 55

     Shareholder Rights...................................................... 55

     Additional Information.................................................. 56


     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of any of the Funds in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. Currently, shares of the Funds are not available for sale in New Hampshire, in any U.S. possession or in Canada or any other foreign country. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Funds Manager. Because the Principal Funds use a combined Prospectus there may be a possibility that one Fund might become liable for any misstatements, inaccuracy, or incomplete disclosure in the Prospectus concerning another Fund.

OVERVIEW

     The following overview is provided for your convenience. Please read the detailed information found in the prospectus.

     The Principal Funds are separately incorporated, open-end diversified management investment companies. Each of the Funds, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers three classes of shares: Class A, Class B and Class R shares. The Tax-Exempt Bond Fund offers only Class A and Class B shares. The Tax-Exempt Cash Management Fund offers only Class A shares. Only Class A and Class B Shares are offered through this Prospectus.

What it Costs to Invest

     There are costs to acquire and own many types of investments. Shares of the Principal Funds are no exception. The tables on the next pages show the fees and expenses of buying and owning shares of each of the Funds. Except as noted, the information for all of the Funds is based on the fiscal year ended October 31, 1997. The Examples are based on each Fund's Annual Operating Expenses described in Tables A and B. Please remember that actual expenses and future expenses may be more or less than those shown.

                                                  Shareholder Transaction Expenses

                                                             Class A Shares

                                                   Maximum Sales Load Imposed                                       Contingent
                                                          on Purchases                 Redemption    Exchange     Deferred Sales
                     Fund                     (as a percentage of offering price)          Fee*        Fee           Charge
                     ----                     -----------------------------------      ----------    --------     --------------

     All Funds except Limited Term Bond Fund
       and Money Market Funds                                4.75%                         None        None           None
     Limited Term Bond Fund                                  1.50%                         None        None           None
     Money Market Funds                                       None                         None        None           None

     * A wire charge of $6.00 will be deducted for all wire transfers.

                                                             Class B Shares

                                              Maximum Sales Load                             Contingent Deferred Sales Charge
                                             Imposed on Purchases                            (as a percentage of the lower of
                                             (as a percentage of      Redemption  Exchange      the original purchase price
                     Fund                       offering price)          Fee*        Fee          or redemption proceeds
                     ----                    --------------------     ----------  --------    -------------------------------

     All Funds except Limited Term Bond Fund         4.75%               None       None           Redemptions During Year
                                                                                                   -----------------------
                                                                                             1     2     3    4     5    6   7
                                                                                             -     -     -    -     -    -   -
                                                                                             4%    4%    3%   3%    2%   1%  0%


       Limited Term Bond Fund                        1.50%               None       None           Redemptions During Year
                                                                                                   -----------------------
                                                                                            1.25% 1.25% .75% .75%  .50% .25% 0%

     * A wire charge of $6.00 will be deducted for all wire transfers.


   TABLE A                                                   CLASS A SHARES
                                                                        Annual Fund Operating Expenses
                                                                    (as a percentage of average net assets)
                                                    ---------------------------------------------------------------------
                                                    Management            12b-1            Other          Total Operating
                     Fund                              Fee                 Fee            Expenses           Expenses
                     ----                           ----------            -----           --------        ---------------

     Balanced Fund                                         %                  %                %                  %
     Blue Chip Fund
     Bond Fund                                                                                                    *
     Capital Value Fund
     Cash Management Fund                                                  None                                   *
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund                                                                          **
     International Fund
     International SmallCap Fund                                                                                  **
     Limited Term Bond Fund                                                                                       *
     MidCap Fund
     Real Estate Fund                                   .90                .25              .55               1.70***
     SmallCap Fund                                      .85                .25              .55               1.65***
     Tax-Exempt Bond Fund
     Tax-Exempt Cash Management Fund                                       None                                   *
     Utilities Fund                                                                                               *

     *   After waiver.
     **  Annualized
     *** Estimated expenses.

   TABLE B                                                    CLASS B SHARES
                                                                         Annual Fund Operating Expenses
                                                                    (as a percentage of average net assets)
                                                    ---------------------------------------------------------------------
                                                    Management            12b-1            Other          Total Operating
                     Fund                              Fee                 Fee            Expenses           Expenses
                     ----                           ----------            -----           --------        ---------------

     Balanced Fund                                         %                  %                %                  %
     Blue Chip Fund
     Bond Fund                                                                                                         *
     Capital Value Fund
     Cash Management Fund                                                                                         *
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund                                                                          **
     International Fund
     International SmallCap Fund                                                                                  **
     Limited Term Bond Fund                                                                                       *
     MidCap Fund
     Real Estate Fund                                   .90                .90              .55               2.35***
     SmallCap Fund                                      .85                .90              .55               2.30***
     Tax-Exempt Bond Fund
     Utilities Fund                                                                                               *

     *   After waiver.
     **  Annualized
     *** Estimated expenses.

  Example A

     You would pay the following expenses on a $1,000  investment,  assuming (1)
     5% annual return and (2) redemption at the end of each time period:

                                                  1  Year            3 Years              5 Years          10 Years(a)
                                               ---------------  -----------------   -----------------   ----------------
                                               Class A Class B  Class A   Class B   Class A   Class B   Class A  Class B
                     Fund                      Shares  Shares   Shares    Shares    Shares    Shares    Shares   Shares
                     ----                      ------- -------  -------   -------   -------   -------   -------  -------

     Balanced Fund                               $         $         $         $         $         $          $         $
     Blue Chip Fund                              $         $         $         $         $         $          $         $
     Bond Fund                                   $         $         $         $         $         $          $         $
     Capital Value Fund                          $         $         $         $         $         $          $         $
     Cash Management Fund                        $         $         $         $         $         $          $         $
     Government Securities Income Fund           $         $         $         $         $         $          $         $
     Growth Fund                                 $         $         $         $         $         $          $         $
     High Yield Fund                             $         $         $         $         $         $          $         $
     International Emerging Markets Fund         $         $         $         $       N/A       N/A        N/A       N/A
     International Fund                          $         $         $         $         $         $          $         $
     International SmallCap Fund                 $         $         $         $       N/A       N/A        N/A       N/A
     Limited Term Bond Fund                      $         $         $         $                   $          $         $
     MidCap Fund                                 $         $         $         $         $         $         $          $
     Real Estate Fund                          $64       $65       $99      $106       N/A       N/A        N/A       N/A
     SmallCap Fund                             $63       $64       $97      $104       N/A       N/A        N/A       N/A
     Tax-Exempt Bond Fund                        $         $         $         $         $         $          $         $
     Tax-Exempt Cash Management Fund             $         $         $         $         $         $          $         $
     Utilities Fund                              $         $         $         $         $         $          $         $

  Example B

     You would pay the following expenses on the same investment, assuming no redemption:

                                                   1  Year            3 Years             5 Years          10 Years(a)
                                               ---------------  -----------------   -----------------   ----------------
                                               Class A Class B  Class A   Class B   Class A   Class B   Class A  Class B
                     Fund                      Shares  Shares   Shares    Shares    Shares    Shares    Shares   Shares
                     ----                      ------- -------  -------   -------   -------   -------   -------  -------

     Balanced Fund$                              $         $         $         $         $         $          $
     Blue Chip Fund                              $         $         $         $         $         $          $         $
     Bond Fund                                   $         $         $         $         $         $          $         $
     Capital Value Fund                          $         $         $         $         $         $          $         $
     Cash Management Fund                        $         $         $         $         $         $          $         $
     Government Securities Income Fund           $         $         $         $         $         $          $         $
     Growth Fund                                 $         $         $         $         $         $          $         $
     High Yield Fund                             $         $         $         $         $         $          $         $
     International Emerging Markets Fund         $         $         $         $       N/A       N/A        N/A       N/A
     International Fund                          $         $         $         $         $         $          $         $
     International SmallCap Fund                 $         $         $         $       N/A       N/A        N/A       N/A
     Limited Term Bond Fund                      $         $         $         $         $         $          $         $
     MidCap Fund                                 $         $         $         $         $         $          $         $
     Real Estate Fund                          $64       $24       $99       $73       N/A       N/A        N/A       N/A
     SmallCap Fund                             $63       $23       $97       $72       N/A       N/A        N/A       N/A
     Tax-Exempt Bond Fund                        $         $         $         $         $         $          $         $
     Tax-Exempt Cash Management Fund             $         $         $         $         $         $          $         $
     Utilities Fund                              $         $         $         $         $         $          $         $

     (a) The amount in this column reflects the conversion of Class B shares to Class A shares seven years after the initial purchase.

The purpose of these tables is to help you understand the expenses of the Principal mutual funds. The Fund's Annual Fund Operating Expenses shown in Table A for Class A shares are generally based on each Fund's actual expenses. However, each of the Funds, except Money Market - Class A shares, have adopted a 12b-1 Plan. These Plans permit Princor Financial Services Corporation ("Princor") as underwriter of the Funds to collect an annual fee of up to .25% of each Fund's average net assets. A portion of this annual fee is considered an asset-based sales charge. It may then be possible that a long-term shareholder of Class A shares may pay more than the maximum front-end sales charge permitted by the National Association of Securities Dealers. See "Distribution and Shareholder Servicing Plan and Fees", "How to Purchase Shares" and "How the Funds are Managed."

For the fiscal year ended October 31, 1997, the Manager waived a portion of its fees as shown below:

                                      Total operating expenses
                                           Before waiver         After waiver
                                      ------------------------ ----------------

              Fund                        Class A   Class B    Class A  Class B
              ----                       -------     -------   -------  -------
     Bond Fund                                                     %         %
     Cash Management Fund                                          %         %
     Limited Term Bond Fund                                        %         %
     Tax-Exempt Cash Management Fund                               %       N/A
     Utilities Fund                                                %         %

What the Principal Funds Offer You

     Your financial objectives may be investing for retirement or a child's education, accumulating a vacation fund or generating current income. Your purchase of Principal Funds may help you achieve your financial goals. The Funds offer a choice of investment risks allowing you to choose different options based on your willingness to assume risk. The Funds offer:


     Professional Investment Management: Principal Management Corporation (formerly known as Princor Management Corporation) is the Manager for each of the Funds. Through a Sub-Advisory Agreement between Invista Capital Management ("Invista") and the Manager, Invista performs the investment advisory responsibilities of the Manager for the Growth-Oriented Funds (except the Real Estate Fund), the Government Securities Income Fund and the Limited Term Bond Fund. The Manager and Invista employ experienced securities analysts to provide you with professional investment management. The Manager or Invista decides how and where to invest Fund assets. Investment decisions are based on research into the financial performance of individual companies and specific securities issues, taking into account general economic and market trends. See "How the Funds are Managed."


     Diversification: Principal Funds allow you to diversify your assets across dozens of securities issued by a number of issuers. In addition, you may further diversify by investing in several of the Funds. Diversification reduces investment risk.

     Economies  of  Scale:   Pooling  individual   shareholders'  money  creates
administrative efficiencies and, in certain Funds, saves on brokerage commissions through round-lot orders and quantity discounts. By pooling money with other investors, you can invest indirectly in many more securities than you could on your own.

     Liquidity: Upon request, each Fund will redeem all or part of your shares and promptly pay the current net asset value of the shares redeemed, less any applicable contingent deferred sales charge. See "How to Sell Shares."

     Dividends: Each Fund will normally declare a dividend payable to shareholders from investment income in accordance with its distribution policy. Dividends payable for Class B shares will be lower than dividends payable for Class A shares. See "Distribution of Income Dividends and Realized Capital Gains."

     Convenient Investment and Recordkeeping Services: Generally, shareholders of any of the Funds (except the Money Market Funds) will receive a statement of account each time there is a transaction that effects the account. Shareholders of the Money Market Funds will receive a monthly statement of account. However, certain shareholders will receive quarterly statements in lieu of other statements. See "General Information About a Fund Account." In addition, shareholders may complete certain transactions and access account information by telephoning 1-800-247-4123.

Investment Objectives of the Funds

                              GROWTH-ORIENTED FUNDS

                                    Domestic
                                    --------
                Fund                             Investment Objectives
                ----                             ---------------------

Principal Balanced Fund, Inc.       Total   investment   return   consisting  of
                                    current income and capital appreciation while assuming reasonable risks in furtherance of this objective.

Principal Blue Chip Fund,  Inc.     Growth of capital and growth of income.
                                    In seeking to achieve its objective, the Fund will invest primarily in common stocks of well-capitalized, established companies which the Fund's Manager believes to have the potential for growth of capital, earnings and dividends.


Principal Capital  Value Fund, Inc. Long-term capital appreciation with   a
                                    secondary objective  of growth of investment
                                    income.   The Fund seeks to achieve its
                                    objectives primarily through the purchase
                                    of  common   stocks, but  the   Fund  may
                                    invest in other securities.


Principal Growth Fund, Inc.         Growth of  capital.  The Fund seeks to
                                    achieve  its  objective  through the
                                    purchase primarily of common stocks, but the Fund may invest in other securities.

Principal MidCap Fund, Inc.         Long-term  capital  appreciation.  The Fund
                                    invests primarily in securities of emerging and other growth-oriented companies.

Principal Real Estate Fund, Inc.    Generate total return. In seeking to achieve
                                    its objective, the Fund will primarily
                                    invest in equity securities of companies principally engaged in the real estate industry.

Principal SmallCap Fund, Inc.       Long-term  growth of capital. The Fund seeks
                                    to achieve its  objective  by investing
                                    primarily in equity securities of companies with comparatively smaller market capitalizations.

Principal Utilities Fund, Inc.      Current  income  and  long-term  growth of
                                    income  and  capital.  The Fund invests
                                    primarily  in equity  and  fixed-income
                                    securities of companies engaged in the public utilities industry.

                               International
                               -------------

               Fund                            Investment Objectives
               ----                            ---------------------

Principal International Emerging    Long-term growth of  capital. The Fund will
Markets Fund, Inc.                  invest  primarily  in equity securities of
                                    issuers in emerging market countries.

Principal International Fund, Inc.  Long-term  growth  of  capital  by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Principal International
SmallCap Fund,  Inc.                Long-term  growth of capital. The Fund will
                                    invest primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

                              INCOME-ORIENTED FUNDS

                   Fund                            Investment Objectives
                   ----                            ---------------------

Principal Bond Fund, Inc.           As high a level of income as is  consistent
                                    with  preservation  of capital and   prudent
                                    investment risk. This Fund invests primarily in investment-grade bonds.

Principal Government Securities     A high level of current  income,  liquidity
Income Fund, Inc.                   and safety of  principal.  The Fund seeks to
                                    achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National
                                    Mortgage  Association  Certificates ("GNMA
                                    Certificates").  Fund  shares  are  not
                                    guaranteed  by the  United  States
                                    Government.

Principal High Yield Fund, Inc.     High  current income.Capital growth is a
                                    secondary  objective when consistent with
                                    the   objective   of high current-income.
                                    The Fund will invest primarily   in  high
                                    yielding, lower or non-rated fixed-income securities (commonly known as "junk bonds").

Principal Limited Term Bond         A  high level of current income consistent
Fund, Inc.                          with a relatively high level of principal
                                    stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

Principal Tax-Exempt Bond           As high a level of current interest income
Fund, Inc.                          exempt from  federal income tax as is
                                    consistent with  preservation of capital.
                                    This Fund invests primarily in investment-grade, tax-exempt, fixed-income obligations.

                               MONEY MARKET FUNDS

               Fund                          Investment Objectives
               ----                          ---------------------

Principal Cash Management           As high a level of current income available
Fund, Inc.                          from short-term securities as is considered
                                    consistent with preservation of principal and maintenance of liquidity. The Fund invests in money market instruments.

Principal Tax-Exempt Cash           As high a level of current  interest  income
Management Fund, Inc.               exempt from federal income tax as is
                                    consistent with stability of principal and the maintenance of liquidity. The
                                    Fund invests in high-quality, short-term municipal obligations.

     There can be no assurance that the investment objectives of any of the Funds will be realized. See "Investment Objectives, Policies and Restrictions."

The Risks of Investing

     Because the Funds have different investment objectives, each Fund is subject to varying degrees of financial and market risks and current income volatility. Financial risk refers to the earnings stability and overall financial soundness of an issuer of an equity security and to the ability of an issuer of a debt security to pay interest and principal when due. Market risk refers to the degree to which the price of a security reacts to changes in conditions in securities markets in general and, with particular reference to debt securities, to changes in the overall level of interest rates. Current income volatility refers to the degree and rapidity which changes in the overall level of interest rates are reflected in the level of current income of a Fund. See "Risk Factors" and "Investment Objectives, Policies and Restrictions."

How to Buy Shares

     You can become a shareholder by completing the application that accompanies this Prospectus. Mail it, along with a check, to Princor. The initial investment for the Funds must be at least $1,000 ($250 for an account established under the Uniform Gifts to Minors Act or Uniform Transfers Act). An IRA may be established with a minimum of $250. See "Retirement Plans." The minimum subsequent investment is $100. Lower minimum initial and subsequent purchase amounts are available to you if you make regular periodic investments under an Automatic Investment Plan. Minimum investment amounts do not apply to certain Money Market Fund accounts. See "How to Purchase Shares." Class B shares of the Cash Management Fund may only be purchased by an exchange from other Class B shares. See "How to Exchange Shares."

     Each Fund, except Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers three classes of shares through Princor and other dealers which it selects. Tax-Exempt Bond Fund offers Class A and Class B shares. Tax-Exempt Cash Management Fund offers only Class A shares. Only two classes of shares are offered through this Prospectus, Class A shares and Class B shares. The two classes of shares bear sales charges in different forms and amounts and bear different expense levels.

     Class A shares. When you buy less than $1 million of Class A shares of any of the Principal Funds (except the Money Market Funds), you pay a sales charge at the time of purchase. The sales charge ranges from a high of 4.75% (1.50% for Limited Term Bond Fund) on purchases of up to $50,000 to a low of 0% on purchases of $1 million or more. Purchases of $1 million or more are subject to a .75% (.25% of the Limited Term Bond Fund) contingent deferred sales charge on redemptions within 18 months from the date of purchase. Certain purchases of Class A shares qualify for reduced sales charges. See "How to Purchase Shares" and "Offering Price of Funds' Shares." Class A shares for each of the Funds (except the Money Market Funds) currently bear a 12b-1 fee at the annual rate of up to 0.25% (.15% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution and Shareholder Servicing Plans and Fees."

     Class A shares of the Money Market Funds are sold without a sales charge at the net asset value next determined after receipt of an order. Under most circumstances, the net asset value will remain constant at $1.00 per share; however, there can be no assurance that the net asset value will not change.


     Class B shares. Class B shares for each Fund are sold without an initial sales charge, but are subject to a declining contingent deferred sales charge which begins at 4% (1.25% for the Limited Term Bond Fund) and declines to zero over a six-year schedule. Class B shares purchased under certain sponsored Princor plans established after February 1, 1998, are subject to a CDSC of up to 3% if redeemed within five years of purchase. Class B shares of the Cash Management Fund may be purchased only by exchange from other Class B shares. Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. Class B shares will automatically convert into Class A shares, based on relative net asset value, approximately seven years (five years for certain sponsored plans) after purchase. Class B shares provide you the benefit of putting all your dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. See "How to Purchase Shares" and "Offering Price of Funds' Shares."


How to Exchange Shares

     Shares of Principal Funds may be exchanged for shares of the same Class of other Principal Funds without a sales charge or administrative fee under certain conditions as described under "How to Exchange Shares." In addition, Class A shares of the Money Market Funds acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for Class B shares of any Growth-Oriented or Income-Oriented Fund. Shares may be exchanged by telephone or written request. An exchange is a sale for tax purposes. Also, dividends and capital gains distributions from shares of a Class of one Principal Fund may be automatically "cross-reinvested" in shares of the same Class of another Principal Fund. See "Distribution of Income Dividends and Realized Capital Gains."

How to Sell Shares


     You may sell (redeem) shares by mail or by telephone. Redemption proceeds will generally be mailed to you on the next business day after the redemption request is received in good order. Upon proper authorization certain redemptions may be processed through a selected dealer. Automatic redemptions of a specified amount may also be made through a Periodic Withdrawal Plan. In addition, Class A shares of the Money Market Funds may be redeemed by writing a check against the account balance or by establishing a preauthorized withdrawal service on the account. Redemptions of Class A shares are generally made at net asset value without charge. However, Class A share purchases of $1 million or more may be subject to a .75% (.25% for the Limited Term Bond Fund) contingent deferred sales charge if redeemed within 18 months of purchase. Redemptions of Class B shares within six years (five years for certain sponsored plans) of purchase will generally be subject to a contingent deferred sales charge. See "Offering Price of Funds' Shares" and "How to Sell Shares." If redemption proceeds are wired to a financial institution, a six dollar ($6) wire fee will be charged.


FINANCIAL HIGHLIGHTS

     The tables that follow are based on information included in the Funds' annual financial statements which have been audited by Ernst & Young, LLP, independent auditors. Their report on the financial statements and financial highlights are incorporated by reference (legally made as part of) into this prospectus. A free copy of the financial statements may be obtained by calling 1-800-451-5447.

                      This page left blank intentionally.

GROWTH-ORIENTED FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions


                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period

   Princor Balanced Fund, Inc.(b)
        Class A
     Year Ended October 31,
       1996                             $13.74     $.38      $1.59        $1.97      $(.43)        $(.67)      $(1.10)     $14.61
       1995                              12.43      .41       1.31         1.72       (.36)         (.05)        (.41)      13.74
       1994                              13.26      .32       (.20)         .12       (.40)         (.55)        (.95)      12.43
       1993                              12.78      .35       1.14         1.49       (.37)         (.64)       (1.01)      13.26
       1992                              11.81      .41        .98         1.39       (.42)            _         (.42)      12.78
       1991                               9.24      .46       2.61         3.07       (.50)            _         (.50)      11.81
       1990                              11.54      .53      (1.70)       (1.17)      (.59)         (.54)       (1.13)       9.24
       1989                              11.09      .61        .56         1.17       (.56)         (.16)        (.72)      11.54
     Period Ended October 31, 1988 (c)    9.96      .40       1.02         1.42       (.29)            _         (.29)      11.09

     Class B
     Year Ended October 31, 1996         13.71      .29       1.55         1.84       (.32)         (.67)        (.99)      14.56
     Period Ended October 31, 1995 (f)   11.80      .31       1.90         2.21       (.30)            _         (.30)      13.71

   Princor Blue Chip Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              15.03      .23       2.45         2.68       (.26)         (.35)        (.61)      17.10
       1995                              12.45      .24       2.55         2.79       (.21)            _         (.21)      15.03
       1994                              11.94      .20        .57          .77       (.26)            _         (.26)      12.45
       1993                              11.51      .21        .43          .64       (.18)         (.03)        (.21)      11.94
       1992                              10.61      .17        .88         1.05       (.15)            _         (.15)      11.51
     Period Ended October 31, 1991(g)    10.02      .10        .57          .67       (.08)            _         (.08)      10.61

     Class B
     Year Ended October 31, 1996         14.99      .11       2.41         2.52       (.13)         (.35)        (.48)      17.03
     Period Ended October 31, 1995  (f)  11.89      .15       3.10         3.25       (.15)            _         (.15)      14.99

   Princor Capital Accumulation
   Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              23.69      .45       5.48         5.93       (.43)        (1.47)       (1.90)      27.72
       1995                              20.83      .45       3.15         3.60       (.39)         (.35)        (.74)      23.69
       1994                              21.41      .39        .93         1.32       (.41)        (1.49)       (1.90)      20.83
       1993                              21.34      .43       1.67         2.10       (.43)        (1.60)       (2.03)      21.41
       1992                              19.53      .45       1.82         2.27       (.46)            _         (.46)      21.34
       1991                              14.31      .49       5.24         5.73       (.51)            _         (.51)      19.53
       1990                              18.16      .52      (3.64)       (3.12)      (.40)         (.33)        (.73)      14.31
Four Months Ended October 31, 1989 (h)   19.11      .18       (.06)         .12       (.29)         (.78)       (1.07)      18.16
     Year Ended June 30,
       1989                              18.82      .53       1.10         1.63       (.51)         (.83)       (1.34)      19.11
       1988                              21.66      .44      (1.06)        (.62)      (.41)        (1.81)       (2.22)      18.82
       1987                              20.47      .31       3.33         3.64       (.30)        (2.15)       (2.45)      21.66

     Class B
     Year Ended October 31, 1996         23.61      .21       5.45         5.66       (.22)        (1.47)       (1.69)      27.58
     Period Ended October 31, 1995 (f)   19.12      .33       4.46         4.79       (.30)            _         (.30)      23.61

                                                            Ratios / Supplemental Data
                                           -------------------------------------------------------------------------
                                                                                 Ratio of Net
                                                                       Ratio of   Investment
                                                        Net Assets at Expenses to  Income to  Portfolio    Average
                                               Total    End of Period   Average     Average    Turnover   Commission
                                            Return (a) (in thousands) Net Assets  Net Assets     Rate     Rate Paid

   Princor Balanced Fund, Inc.(b)
        Class A

     Year Ended October 31,
       1996                                   15.10%   $   70,820      1.28%        2.82%       32.6%      $.0421
       1995                                   14.18%       57,125      1.37%        3.21%       35.8%         N/A
       1994                                     .94%       53,366      1.51%        2.70%       14.4%         N/A
       1993                                   12.24%       39,952      1.35%        2.78%       27.5%         N/A
       1992                                   11.86%       31,339      1.29%        3.39%       30.6%         N/A
       1991                                   34.09%       23,372      1.30%        4.25%       23.6%         N/A
       1990                                  (11.28)%      18,122      1.32%        5.22%       33.7%         N/A
       1989                                   11.03%       20,144      1.25%        5.45%       30.2%         N/A
     Period Ended October 31, 1988 (c)        12.42%(d)    16,282      1.12%(e)     4.51%(e)    65.2%(e)      N/A

     Class B
     Year Ended October 31, 1996              14.10%        5,964      2.13%        1.93%       32.6%       .0421
     Period Ended October 31, 1995 (f)        18.72%(d)     1,263      1.91%(e)     2.53%(e)    35.8%(e)      N/A

   Princor Blue Chip Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                   18.20%       44,389      1.33%        1.41%       13.3%       .0456
       1995                                   22.65%       35,212      1.38%        1.83%       26.1%         N/A
       1994                                    6.58%       27,246      1.46%        1.72%        5.5%         N/A
       1993                                    5.65%       23,759      1.25%        1.87%       11.2%         N/A
       1992                                    9.92%       19,926      1.56%        1.49%       13.5%         N/A
     Period Ended October 31, 1991(g)          6.37%(d)    12,670      1.71%(e)     1.67%(e)     0.4%(e)      N/A

     Class B
     Year Ended October 31, 1996              17.18%        6,527      2.19%         .49%       13.3%       .0456
     Period Ended October 31, 1995  (f)       26.20%(d)     1,732      1.90%(e)      .97%(e)    26.1%(e)      N/A

   Princor Capital Accumulation
   Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                   26.41%      435,617       .69%        1.82%       50.2%       .0421
       1995                                   17.94%      339,656       .75%        2.08%       46.0%         N/A
       1994                                    6.67%      285,965       .83%        2.02%       31.7%         N/A
       1993                                   10.42%      240,016       .82%        2.16%       24.8%         N/A
       1992                                   11.67%      190,301       .93%        2.17%       38.3%         N/A
       1991                                   40.63%      152,814       .99%        2.72%       19.7%         N/A
       1990                                  (17.82)%     109,507      1.10%        3.10%       27.7%         N/A
Four Months Ended October 31, 1989 (h)          .44%(d)   122,685      1.10%(e)     2.87%(e)    19.7%(e)      N/A
     Year Ended June 30,
       1989                                    9.53%      117,473      1.00%        3.04%       28.1%         N/A
       1988                                   (2.30)%      97,147       .96%        2.40%       27.9%         N/A
       1987                                   20.93%       93,545       .98%        1.73%       20.0%         N/A

     Class B
     Year Ended October 31, 1996              25.19%        9,832      1.70%         .80%       50.2%       .0421
     Period Ended October 31, 1995 (f)        25.06%(d)     2,248      1.50%(e)     1.07%(e)    46.0%(e)      N/A

 Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or contingent deferred sales charge.

(b) Effective December 5, 1994, the name of Princor Managed Fund, Inc. was changed to Princor Balanced Fund, Inc.

(c) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.08 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.12 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 9,1994, date Class B shares first offered to the public, through October 31, 1995. The Growth Funds Class B shares recognized no net investment income for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994. The Growth Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares: Per Share

              Fund

     Princor Balanced Fund, Inc.                (0.19)
     Princor Blue Chip Fund, Inc.               (0.15)
     Princor Capital Accumulation
       Fund, Inc.                               (0.46)

(g) Period from March 1, 1991, date shares first offered to public, through October 31, 1991. Net investment income, aggregating $.01 per share for the period from the initial purchase of shares on February 11, 1991 through February 28, 1991, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred unrealized gains on investments of $.01 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(h) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

GROWTH-ORIENTED FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions


                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period

   Princor Emerging Growth Fund, Inc.
     Class A
   Year Ended October 31,
       1996                             $31.45     $.14      $5.05        $5.19      $(.14)        $(.75)       $(.89)      $35.75
       1995                              25.08      .12       6.45         6.57       (.06)         (.14)        (.20)       31.45
       1994                              23.56       _        1.61         1.61         _           (.09)        (.09)       25.08
       1993                              19.79      .06       3.82         3.88       (.11)            _         (.11)       23.56
       1992                              18.33      .14       1.92         2.06       (.15)         (.45)        (.60)       19.79
       1991                              11.35      .17       7.06         7.23       (.21)         (.04)        (.25)       18.33
       1990                              14.10      .31      (2.59)       (2.28)      (.37)         (.10)        (.47)       11.35
       1989                              12.77      .26       2.02         2.28       (.15)         (.80)        (.95)       14.10
   Period Ended October 31, 1988 (b)     10.50      .06       2.26         2.32       (.05)            _         (.05)       12.77

     Class B
   Year Ended October 31, 1996           31.31     (.04)      4.97         4.93       (.01)         (.75)        (.76)       35.48
   Period Ended October 31,1995 (e)      23.15       _        8.18         8.18       (.02)            _         (.02)       31.31

   Princor Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              37.22      .35       3.50         3.85       (.35)        (1.18)       (1.53)       39.54
       1995                              31.14      .35       6.67         7.02       (.31)         (.63)        (.94)       37.22
       1994                              30.41      .26       2.56         2.82       (.28)        (1.81)       (2.09)       31.14
       1993                              28.63      .40       2.36         2.76       (.42)         (.56)        (.98)       30.41
       1992                              25.92      .39       3.32         3.71       (.40)         (.60)       (1.00)       28.63
       1991                              16.57      .41       9.32         9.73       (.38)            _         (.38)       25.92
       1990                              19.35      .35      (1.99)       (1.64)      (.34)         (.80)       (1.14)       16.57
   Four Months Ended October 31, 1989(f) 18.35      .08       1.17         1.25       (.16)         (.09)        (.25)       19.35
   Year Ended June 30,
       1989                              19.84      .32        .36          .68       (.29)        (1.88)       (2.17)       18.35
       1988                              23.27      .26      (2.08)       (1.82)      (.22)        (1.39)       (1.61)       19.84
       1987                              21.85      .21       3.72         3.93       (.27)        (2.24)       (2.51)       23.27

     Class B
     Year Ended October 31, 1996         37.10      .08       3.48         3.56       (.05)        (1.18)       (1.23)       39.43
     Period Ended October 31, 1995 (e)   28.33      .21       8.76         8.97       (.20)            _         (.20)       37.10

                                                                             Ratios / Supplemental Data
                                                       -------------------------------------------------------------------------

                                                                                            Ratio of Net
                                                                                  Ratio of   Investment
                                                                   Net Assets at Expenses to  Income to   Portfolio    Average
                                                          Total    End of Period   Average     Average    Turnover    Commission
                                                       Return (a) (in thousands) Net Assets  Net Assets     Rate       Rate Paid

   Princor Emerging Growth Fund, Inc.
     Class A
   Year Ended October 31,
       1996                                               16.89%     $229,465      1.32%         .46%       12.3%      $.0391
       1995                                               26.41%      150,611      1.47%         .47%       13.5%         N/A
       1994                                                6.86%       92,965      1.74%         .02%        8.1%         N/A
       1993                                               19.66%       48,668      1.66%         .26%        7.0%         N/A
       1992                                               11.63%       29,055      1.74%         .80%        5.8%         N/A
       1991                                               64.56%       17,174      1.78%        1.14%        8.4%         N/A
       1990                                              (16.80)%       8,959      1.94%        2.43%       15.8%         N/A
       1989                                               19.65%        8,946      1.79%        2.09%       13.5%         N/A
   Period Ended October 31, 1988 (b)                      19.72%(c)     6,076      1.52%(d)      .84%(d)    19.5%(d)      N/A

     Class B
   Year Ended October 31, 1996                            16.07%       28,480      2.01%        (.24)%      12.3%       .0391
   Period Ended October 31,1995 (e)                       35.65%(c)     8,997      2.04%(d)     (.17)%(d)   13.5%(d)      N/A

   Princor Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                               10.60%      228,361      1.08%        0.95%        1.8%       .0443
       1995                                               23.29%      174,328      1.16%        1.12%       12.2%         N/A
       1994                                                9.82%      116,363      1.30%         .95%       13.6%         N/A
       1993                                                9.83%       80,051      1.26%        1.40%       16.4%         N/A
       1992                                               14.76%       63,405      1.19%        1.46%       15.6%         N/A
       1991                                               59.30%       45,892      1.13%        1.85%       10.6%         N/A
       1990                                               (9.20)%      28,917      1.18%        1.88%        9.7%         N/A
   Four Months Ended October 31, 1989(f)                   6.83%(c)    32,828      1.22%(d)     1.25%(d)    50.1%(d)      N/A
   Year Ended June 30,
       1989                                                4.38%       31,770      1.08%        1.78%        9.7%         N/A
       1988                                               (7.19)%      34,316      1.00%        1.29%       24.9%         N/A
       1987                                                20.94%      37,006      1.01%        1.07%        4.0%         N/A

     Class B
     Year Ended October 31, 1996                           9.80%       24,019      1.79%         .22%        1.8%       .0443
     Period Ended October 31, 1995 (e)                    31.48%(c)     8,279      1.80%(d)      .31%(d)    12.2%(d)      N/A

Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.04 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized gains on investments of $.46 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(c)  Total Return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. The Growth Funds Class B shares recognized no net investment income for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994. The Growth Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares:

               Fund

     Princor Emerging Growth Fund, Inc.                  (0.77)
     Princor Growth Fund, Inc.                           (0.86)

(f) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

GROWTH-ORIENTED FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions


                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period


   Princor Utilities Fund, Inc.
     Class A
     Year Ended October 31,
       1996                             $10.94     $.44 (b)   $.45         $.89      $(.43)         $ _         $(.43)     $11.40
       1995                               9.25      .48 (b)   1.70         2.18       (.49)           _          (.49)      10.94
       1994                              11.45      .46 (b)  (2.19)       (1.73)      (.45)         (.02)        (.47)       9.25
     Period Ended October 31, 1993 (d)   10.18      .35 (b)   1.27         1.62       (.35)           _          (.35)      11.45
     Class B
     Year Ended October 31, 1996         10.93      .36 (b)   0.43         0.79       (.34)           _          (.34)      11.38
     Period Ended October 31, 1995 (f)    9.20      .40 (b)   1.77         2.17       (.44)           _          (.44)      10.93

   Princor World Fund, Inc.
     Class A
     Year Ended October 31,
       1996                               7.28      .10       1.17         1.27       (.08)         (.33)        (.41)       8.14
       1995                               7.44      .08       (.02)         .06       (.03)         (.19)        (.22)       7.28
       1994                               6.85      .01        .64          .65       (.02)         (.04)        (.06)       7.44
       1993                               5.02      .03       1.98         2.01       (.05)         (.13)        (.18)       6.85
       1992                               5.24      .06       (.14)        (.08)      (.06)         (.08)        (.14)       5.02
       1991                               4.64      .05        .58          .63       (.03)           _          (.03)       5.24
       1990                               4.66      .09       (.04)         .05       (.07)           _          (.07)       4.64
     Ten Months Ended October 31, 1989(g) 4.58      .07        .07          .14       (.06)           _          (.06)       4.66
     Year Ended December 31,
       1988 (h)                           3.88      .12        .67          .79       (.09)           _          (.09)       4.58
       1987 (h)                           8.55      .12       (.96)        (.84)      (.08)        (3.75)       (3.83)       3.88
       1986 (h)                           7.32      .45       2.17         2.62       (.44)         (.95)       (1.39)       8.55

     Class B
     Year Ended October 31, 1996          7.24      .03       1.15         1.18       (.02)         (.33)        (.35)       8.07
     Period Ended October 31, 1995 (f)    6.71      .05        .51          .56       (.03)           _          (.03)       7.24

                                                                       Ratios / Supplemental Data
                                              -------------------------------------------------------------------------
                                                                                  Ratio of Net
                                                                        Ratio of   Investment
                                                         Net Assets at Expenses to  Income to   Portfolio    Average
                                                Total    End of Period   Average     Average    Turnover    Commission
                                             Return (a) (in thousands) Net Assets  Net Assets     Rate       Rate Paid


   Princor Utilities Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                      8.13%     $ 66,322      1.17% (b)    3.85%       34.2%      $.0410
       1995                                     24.36%       65,873      1.04% (b)    4.95%       13.0%         N/A
       1994                                    (15.20)%      56,747      1.00% (b)    4.89%       13.8%         N/A
     Period Ended October 31, 1993 (d)          15.92%(c)    50,372      1.00% (e)(b) 4.48% (e)    4.3% (e)     N/A
     Class B
     Year Ended October 31, 1996                 7.23%(c)     5,579      1.93%        3.07%       34.2%       .0410
     Period Ended October 31, 1995 (f)          24.18%(c)     3,952      1.72%(b)(e)  3.84% (e)   13.0% (e)     N/A

   Princor World Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                     18.36%      172,276      1.45%        1.43%       23.8%       .0197
       1995                                      1.03%      126,554      1.63%        1.10%       35.4%         N/A
       1994                                      9.60%      115,812      1.74%         .10%       13.2%         N/A
       1993                                     41.39%       63,718      1.61%         .59%       19.5%         N/A
       1992                                     (1.57)%      35,048      1.69%        1.23%       19.9%         N/A
       1991                                     13.82%       26,478      1.72%        1.36%       27.6%         N/A
       1990                                       .94%       16,044      1.79%        1.89%       37.9%         N/A
     Ten Months Ended October 31, 1989(g)        2.98%(c)    13,928      1.55%(e)     1.82%(e)    32.4%(e)      N/A
     Year Ended December 31,
       1988 (h)                                 20.25%       13,262      1.55%        1.43%       56.9%         N/A
       1987 (h)                                (10.13)%       3,943      2.09%         .83%      183.0%         N/A
       1986 (h)                                 36.40%        9,846      2.17%         .73%      166.0%         N/A

     Class B
     Year Ended October 31, 1996                17.16%       15,745      2.28%         .64%       23.8%       .0197
     Period Ended October 31, 1995 (f)           9.77%(c)     3,908      2.19%(e)      .58%(e)    35.4%(e)      N/A

Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year except as noted) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                              Per Share     Ratio of Expenses
                             Net Invest-    to Average Net      Amount
     Fund             Year   ment Income        Assets          Waived

Princor Utilties
  Fund, Inc.
    Class A          1996       .43            1.25%            54,932
                     1995       .46            1.30%           151,145
                     1994       .41            1.50%           284,836
                     1993(d)    .32            1.54(e)         139,439

    Class B          1996       .34            2.06%             6,690
                     1995(f)    .40            1.81%(e)          1,338

(c)  Total Return amounts have not been annualized.

(d) Period from December 16, 1992, date shares first offered to public, through October 31, 1993. Net investment income, aggregating $.05 per share for the period from the initial purchase of shares on November 16, 1992 through December 15, 1992, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the fund incurred unrealized gains on investments of $.13 per share during the initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(e)  Computed on an annualized basis.

(f) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. Certain of the Growth Funds Class B shares recognized net investment income as follows, for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994, none of which was distributed to the sole shareholder, Princor
     Management Corporation. Additionally, the Growth Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares:

                                        Per Share            Per Share
                                     Net Investment         Unrealized
               Fund                      Income               (Loss)
     Princor Utilities Fund, Inc.         .01                 (0.01)
     Princor World Fund, Inc.              __                 (0.07)

(g) Effective January 1, 1989, the fund changed its fiscal year-end from December 31 to October 31.

(h) The investment manager of Princor World Fund, Inc. was changed on August 1, 1988 to the current manager, Princor Management Corporation. The years 1983 through 1987 are not covered by the current independent auditor's report.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions

                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period


   Princor Bond Fund, Inc.
     Class A
    Year Ended October 31,
       1996                             $11.42     $.76 (b)  $(.25)      $.51      $(.76)         $  _        $(.76)        $11.17
       1995                              10.27      .78 (b)   1.16       1.94       (.78)         (.01)        (.79)         11.42
       1994                              11.75      .78 (b)  (1.47)      (.69)      (.78)         (.01)        (.79)         10.27
       1993                              10.97      .81 (b)    .79       1.60       (.81)         (.01)        (.82)         11.75
       1992                              10.65      .85 (b)    .32       1.17       (.85)            _         (.85)         10.97
       1991                               9.99      .88 (b)    .65       1.53       (.87)            _         (.87)         10.65
       1990                              10.57      .86       (.55)       .31       (.89)            _         (.89)          9.99
       1989                              10.37      .87        .25       1.12       (.86)         (.06)        (.92)         10.57
    Period Ended October 31, 1988 (c)     9.95      .80 (b)    .38       1.18       (.76)            _         (.76)         10.37

     Class B
    Year Ended October 31, 1996          11.41      .67 (b)   (.25)      0.42       (.68)            _         (.68)         11.15
    Period Ended October 31, 1995 (f)    10.19      .63 (b)   1.19       1.82       (.60)            _         (.60)         11.41

   Princor Cash Management Fund, Inc.
     Class A
    Year Ended October 31,
       1996                               1.000     .049 (b)    _         .049      (.049)           _         (.049)        1.000
       1995                               1.000     .052 (b)    _         .052      (.052)           _         (.052)        1.000
       1994                               1.000     .033 (b)    _         .033      (.033)           _         (.033)        1.000
       1993                               1.000     .026 (b)    _         .026      (.026)           _         (.026)        1.000
       1992                               1.000     .036 (b)    _         .036      (.036)           _         (.036)        1.000
       1991                               1.000     .061 (b)    _         .061      (.061)           _         (.061)        1.000
       1990                               1.000     .074 (b)    _         .074      (.074)           _         (.074)        1.000
    Four Months Ended
      October 31, 1989 (g)                1.000     .027 (b)    _         .027      (.027)           _         (.027)        1.000
    Year Ended June 30,
       1989                               1.000     .080 (b)    _         .080      (.080)           _         (.080)        1.000
       1988                               1.000     .060        _         .060      (.060)           _         (.060)        1.000
       1987                               1.000     .053        _         .053      (.053)           _         (.053)        1.000

     Class B
    Year Ended October 31, 1996           1.000     .041 (b)     _         .041      (.041)           _        (.041)        1.000
    Period Ended October 31, 1995 (f)     1.000     .041 (b)     _         .041      (.041)           _        (.041)        1.000

   Princor Government Securities
   Income Fund, Inc.
     Class A
    Year Ended October 31,
       1996                               11.31     .70       (.05)       .65       (.70)            _          (.70)        11.26
       1995                               10.28     .71       1.02       1.73       (.70)                       (.70)        11.31
       1994                               11.79     .69      (1.40)      (.71)      (.68)         (.12)         (.80)        10.28
       1993                               11.44     .74        .55       1.29       (.74)         (.20)         (.94)        11.79
       1992                               11.36     .81        .12        .93       (.81)         (.04)         (.85)        11.44
       1991                               10.54     .85        .84       1.69       (.87)            _          (.87)        11.36
       1990                               10.76     .85       (.22)       .63       (.85)            _          (.85)        10.54
    Four Months Ended October 31, 1989(g) 10.66     .29        .09        .38       (.28)            _          (.28)        10.76
    Year Ended June 30,
       1989                               10.33     .87        .32       1.19       (.86)            _          (.86)        10.66
       1988                               10.40     .89       (.05)       .84       (.88)         (.03)         (.91)        10.33
       1987                               10.82     .86       (.13)       .73       (.87)         (.28)        (1.15)        10.40

     Class B
     Year Ended October 31, 1996          11.29     .61       (.05)       .56       (.62)            _          (.62)        11.23
     Period Ended October 31, 1995(f)     10.20     .56       1.07       1.63       (.54)            _          (.54)        11.29

                                                                             Ratios / Supplemental Data
                                                       -------------------------------------------------------------------------

                                                                                              Ratio of Net
                                                                                   Ratio of    Investment
                                                                    Net Assets at Expenses to   Income to     Portfolio
                                                          Total     End of Period   Average      Average       Turnover
                                                       Return (a)  (in thousands) Net Assets   Net Assets        Rate

   Princor Bond Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                              4.74%       $113,437       .95% (b)      6.85%          3.4%
       1995                                             19.73%        106,962       .94% (b)      7.26%          5.1%
       1994                                             (6.01)%        88,801       .95% (b)      7.27%          8.9%
       1993                                             15.22%         85,015       .92% (b)      7.19%          9.3%
       1992                                             11.45%         62,534       .88% (b)      7.95%          8.4%
       1991                                             16.04%         37,825       .80% (b)      8.66%           .9%
       1990                                              3.08%         22,719      1.22%          8.40%          3.6%
       1989                                             11.54%         13,314      1.24%          8.59%          0.0%
    Period Ended October 31, 1988 (c)                   11.59% (d)     10,560       .70% (b)(e)   8.85%(e)      63.9%

     Class B
    Year Ended October 31, 1996                          3.91%          7,976      1.69% (b)      6.14%          3.4%
    Period Ended October 31, 1995 (f)                   17.98% (d)      2,708      1.59% (b)(e)   6.30%(e)       5.1% (e)

   Princor Cash Management Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                             5.00%         694,962       .66% (b)      4.88%          N/A
       1995                                             5.36%         623,864       .72% (b)      5.24%          N/A
       1994                                             3.40%         332,346       .70% (b)      3.27%          N/A
       1993                                             2.67%         284,739       .67% (b)      2.63%          N/A
       1992                                             3.71%         247,189       .65% (b)      3.66%          N/A
       1991                                             6.29%         262,543       .61% (b)      5.95%          N/A
       1990                                             7.65%         151,007       .93% (b)      7.36%          N/A
    Four Months Ended October 31, 1989 (g)              2.63% (d)     124,895      1.04% (b)(e)   7.86% (e)      N/A
    Year Ended June 30,
       1989                                             8.15%         120,149      1.00% (b)      8.21%          N/A
       1988                                             6.18%          51,320      1.02%          6.06%          N/A
       1987                                             5.34%          45,015      1.02%          5.33%          N/A

     Class B
    Year Ended October 31, 1996                         4.13%             520      1.50%          4.08%          N/A
    Period Ended October 31, 1995 (f)                   4.19% (d)         208      1.42% (b)(e)   4.50% (e)      N/A

   Princor Government Securities
   Income Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                             6.06%         259,029       .81%          6.31%         25.9%
       1995                                            17.46%         261,128       .87%          6.57%         10.1%
       1994                                            (6.26)%        249,438       .95%          6.35%         24.8%
       1993                                            11.80%         236,718       .93%          6.38%         52.6%
       1992                                             8.49%         161,565       .95%          7.04%         54.3%
       1991                                            16.78%          94,613       .98%          7.80%         14.9%
       1990                                             6.17%          71,806      1.07%          8.15%         22.4%
    Four Months Ended October 31, 1989(g)               3.63% (d)      55,702      1.07% (e)      8.18% (e)      5.2% (e)
    Year Ended June 30,
       1989                                            12.37%          56,848       .96%          8.58%           _
       1988                                             8.60%          59,884       .82%          8.65%           _
       1987                                             7.00%          65,961       .92%          7.93%         17.6%

     Class B
     Year Ended October 31, 1996                        5.17%          11,586      1.60%          5.53%         25.9%
     Period Ended October 31, 1995(f)                  16.07%(d)        4,699      1.53% (e)      5.68% (e)     10.1% (e)

Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b)  Without  the  Manager's  voluntary  waiver of a portion  of  certain of its expenses for the periods (year, except as noted in the financial statements) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                      Per Share     Ratio of Expenses
                                      Net Invest-    to Average Net      Amount
     Fund                     Year    ment Income        Assets          Waived

Princor Bond Fund, Inc.
   Class A                    1996       $.76            .97%           $22,536
                              1995        .77           1.02%            86,018
                              1994        .77           1.09%           120,999
                              1993        .79           1.07%           111,162
                              1992        .82           1.11%           110,868
                              1991        .84           1.15%           100,396
                              1988 (c)    .76           1.12% (e)        31,187

   Class B                    1996       $.67           1.79%             5,874
                              1995 (f)    .62           1.62% (e)           300

Princor Cash Management
  Fund, Inc.
   Class A                    1996        .049           .67%             7,102
                              1995        .052           .78%           296,255
                              1994        .031           .90%           595,343
                              1993        .025           .84%           468,387
                              1992        .035           .80%           385,328
                              1991        .059           .79%           433,196
                              1990        .073          1.01%           106,841
                              1989**      .026          1.06% (e)       101,625
                              1989*       .079          1.11%             9,558

   Class B                    1996        .029          3.94% (e)         6,140
                              1995 (f)    .041          1.63% (e)           104

*   Year ended June 30, 1989
**  Four months ended October 31, 1989

(c) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. Certain of the Income Funds Class B shares recognized net investment income as follows, for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994, none of which was distributed to the sole shareholder, Princor
     Management Corporation. Additionally, the Income Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the intitial public offering of Class B shares:

                                          Per Share           Per Share
                                       Net Investment         Unrealized
              Fund                        Income                (Loss)
     Princor Bond Fund, Inc.                .01                   _
     Princor Government Securities
       Income Fund, Inc.                    .01                  (.02)

(g) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions


                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments Operations    Income    Capital Gains Distributions of Period

   Princor High Yield Fund, Inc.
     Class A
    Year Ended October 31,
       1996                             $ 8.06   $ .68      $ .23       $  .91     $ (.70)         $ _        $ (.70)        $8.27
       1995                               7.83     .68        .20          .88       (.65)           _          (.65)         8.06
       1994                               8.36     .63       (.51)         .12       (.65)           _          (.65)         7.83
       1993                               8.15     .71        .21          .92       (.71)           _          (.71)         8.36
       1992                               7.86     .79        .29         1.08       (.79)           _          (.79)         8.15
       1991                               7.12     .88        .80         1.68       (.94)           _          (.94)         7.86
       1990                               9.47    1.10      (2.35)       (1.25)     (1.09)         (.01)       (1.10)         7.12
       1989                              10.44    1.10       (.83)         .27      (1.09)         (.15)       (1.24)         9.47
    Period Ended October 31, 1988 (b)     9.97     .98 (c)    .38         1.36       (.89)           _          (.89)        10.44
     Class B
    Year Ended October 31, 1996           8.05     .60        .20          .80       (.63)           _          (.63)         8.22
    Period Ended October 31, 1995  (f)    7.64     .53        .38          .91       (.50)           _          (.50)         8.05

   Princor Limited Term Bond Fund, Inc.
     Class A
    Year Ended October 31, 1996 (h)       9.90    .38 (c)    (.04)         .34       (.35)           _         (.35)          9.89
     Class B
     Year Ended October 31, 1996 (h)      9.90    .36 (c)    (.05)         .31       (.32)           _         (.32)          9.89

   Princor Tax-Exempt Bond Fund, Inc.
     Class A
    Year Ended October 31,
       1996                              11.98    .64         .07          .71       (.65)           _         (.65)         12.04
       1995                              10.93    .65        1.05         1.70       (.65)           _         (.65)         11.98
       1994                              12.62    .64       (1.54)        (.90)      (.63)         (.16)       (.79)         10.93
       1993                              11.62    .66        1.11         1.77       (.66)         (.11)       (.77)         12.62
       1992                              11.47    .68         .19          .87       (.69)         (.03)       (.72)         11.62
       1991                              10.82    .69         .68         1.37       (.70)         (.02)       (.72)         11.47
       1990                              11.06    .68        (.25)         .43       (.67)           _         (.67)         10.82
    Four Months Ended
      October 31, 1989(g)                11.18    .22        (.12)         .10       (.22)           _         (.22)         11.06
    Year Ended June 30,
       1989                              10.40    .69         .77         1.46       (.68)           _         (.68)         11.18
       1988                              10.51    .71         .06          .77       (.72)         (.16)       (.88)         10.40
       1987                              10.75    .72        (.11)         .61       (.73)         (.12)       (.85)         10.51
     Class B
    Year Ended October 31, 1996          11.96    .55        0.06         0.61       (.55)           _         (.55)         12.02
    Period Ended October 31, 1995 (f)    10.56    .50        1.38         1.88       (.48)           _         (.48)         11.96

   Princor Tax-Exempt Cash
   Management Fund, Inc.
     Class A
    Year Ended October 31,
       1996                              1.000    .029 (c)    _           .029      (.029)           _         (.029)        1.000
       1995                              1.000    .032 (c)    _           .032      (.032)           _         (.032)        1.000
       1994                              1.000    .021(c)     _           .021      (.021)           _         (.021)        1.000
       1993                              1.000    .020 (c)    _           .020      (.020)           _         (.020)        1.000
       1992                              1.000    .028 (c)    _           .028      (.028)           _         (.028)        1.000
       1991                              1.000    .043 (c)    _           .043      (.043)           _         (.043)        1.000
       1990                              1.000    .053 (c)    _           .053      (.053)           _         (.053)        1.000
       1989                              1.000    .058 (c)    _           .058      (.058)           _         (.058)        1.000
    Period Ended October 31, 1988 (i)    1.000    .005 (c)    _           .005      (.005)           _         (.005)        1.000
     Class B
    Year Ended October 31, 1996          1.000    .021 (c)    _           .021      (.021)           _         (.021)        1.000
    Period Ended October 31, 1995 (f)    1.000    .021 (c)    _           .021      (.021)           _         (.021)        1.000

                                                                        Ratios / Supplemental Data
                                                -------------------------------------------------------------------------

                                                                                       Ratio of Net
                                                                            Ratio of    Investment
                                                             Net Assets at Expenses to   Income to    Portfolio
                                                   Total     End of Period   Average      Average      Turnover
                                                Return (a)  (in thousands) Net Assets   Net Assets       Rate


   Princor High Yield Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                       11.88%     $ 28,432        1.26%        8.49%          18.8%
       1995                                       11.73%       23,396        1.45%        8.71%          40.3%
       1994                                        1.45%       19,802        1.46%        7.82%          27.2%
       1993                                       11.66%       19,154        1.35%        8.57%          23.4%
       1992                                       14.35%       16,359        1.41%        9.69%          28.2%
       1991                                       25.63%       13,195        1.50%       12.06%          14.2%
       1990                                      (14.51)%       9,978        1.45%       12.99%          15.8%
       1989                                        2.68%       12,562        1.43%       11.22%          19.9%
    Period Ended October 31, 1988 (b)             14.15% (d)   10,059         .77%(c)(e) 10.55% (e)      73.2% (e)
     Class B
    Year Ended October 31, 1996                   10.46%        2,113        2.38%        7.39%          18.8%
    Period Ended October 31, 1995  (f)            12.20% (d)      633        2.10% (e)    7.78% (e)      40.3% (e)

   Princor Limited Term Bond Fund, Inc.
     Class A
    Year Ended October 31, 1996 (h)                3.62% (d)   17,249         .89% (c)(e) 6.01% (e)      16.5% (e)
     Class B
     Year Ended October 31, 1996 (h)               3.32% (d)      112        1.15% (c)(e) 5.75% (e)      16.5% (e)

   Princor Tax-Exempt Bond Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                        6.08%      187,180         .78%        5.34%           9.8%
       1995                                       16.03%      179,715         .83%        5.67%          17.6%
       1994                                       (7.41)%     171,425         .91%        5.49%          20.6%
       1993                                       15.70%      177,480         .89%        5.45%          20.3%
       1992                                        7.76%      106,661         .99%        5.96%          22.9%
       1991                                       13.09%       62,755        1.01%        6.24%          13.1%
       1990                                        4.06%       46,846        1.11%        6.31%           2.6%
    Four Months Ended October 31, 1989(g)           .90% (d)   36,877        1.24% (e)    6.18% (e)       5.1% (e)
    Year Ended June 30,
       1989                                       14.64%       31,278        1.07%        6.54%           2.1%
       1988                                        7.76%       22,812         .95%        7.00%          11.0%
       1987                                        5.60%       19,773         .70%        6.70%          40.8%
     Class B
    Year Ended October 31, 1996                    5.23%        5,794        1.52%        4.59%           9.8%
    Period Ended October 31, 1995 (f)             17.97% (d)    3,486        1.51% (e)    4.78% (e)      17.6% (e)

   Princor Tax-Exempt Cash
   Management Fund, Inc.
     Class A
    Year Ended October 31,
       1996                                        2.92%       98,482         .71% (c)    2.87%            N/A
       1995                                        3.24%       99,887         .69% (c)    3.19%            N/A
       1994                                        2.11%       79,736         .67% (c)    2.08%            N/A
       1993                                        1.99%       79,223         .66% (c)    1.96%            N/A
       1992                                        2.86%       69,224         .65% (c)    2.84%            N/A
       1991                                        4.36%       71,469         .61% (c)    4.27%            N/A
       1990                                        5.40%       58,301         .71% (c)    5.26%            N/A
       1989                                        5.88%       42,639         .60% (c)    5.78%            N/A
    Period Ended October 31, 1988 (i)               .47% (d)    6,000         .26% (c)(e) 5.24% (e)        N/A
     Class B
    Year Ended October 31, 1996                    2.13%           27        1.47%        2.11%            N/A
    Period Ended October 31, 1995 (f)              2.19% (d)       27        1.42% (c)(e) 2.40% (e)        N/A


Notes to financial highlights

(a) Total Return is calculated without the front-end sales charge or the contingent deferred sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of Fund shares.

(c) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year except as noted) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                                                    Per Share Net  Ratio of Expenses
                                                                     Investment     to Average Net
                Fund                                    Year           Income           Assets


     Princor High Yield Fund, Inc.                     1988(b)          $.95            1.33%(e)

     Princor Limited Term Bond Fund, Inc.
     Class A                                           1996              .37            1.16%
     Class B                                           1996              .34            1.94%(e)

     Princor Tax-Exempt Cash  Management Fund, Inc.
     Class A                                           1996              .028            .77%
                                                       1995              .031            .84%
                                                       1994              .019            .85%
                                                       1993              .018            .83%
                                                       1992              .026            .82%
                                                       1991              .040            .83%
                                                       1990              .050            .96%
                                                       1989              .053           1.04%
                                                       1988(i)           .004            .76%(e)
     Class B                                           1996             (.243)         27.43%
                                                       1995(f)           .018           1.89%(e)

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 9, 1994, date Class B shares first offered to the public, through October 31, 1995. Certain of the Income Funds Class B shares recognized net investment income as follows, for the period from the initial purchase of Class B shares on December 5, 1994 through December 8, 1994, none of which was distributed to the sole shareholder, Princor
     Management Corporation. Additionally, the Income Funds Class B shares incurred unrealized loss during the initial interim period as follows. This represented Class B share activities of each fund prior to the initial public offering of Class B shares:


                                                 Per Share        Per Share
                                              Net Investment      Unrealized
                Fund                              Income           (Loss)
     Princor High Yield Fund, Inc.                  .01            (0.03)
     Princor Tax-Exempt Bond Fund, Inc.              _             (0.05)

(g) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

(h) Period from February 29, 1996, date shares first offered to the public, through October 31, 1996. With respect to Class A shares, net investment income, aggregating $.02 per share for the period from the initial purchase of shares on February 13, 1996 through February 28,1996, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company during the period. Additionally, Class A shares incurred unrealized losses on investments of $.12 per share during the initial interim period. With respect ot Class B shares, no net investment income was regognized for the period frominitial purchase of shares on February 27, 1996 through February 28, 1996. Additionally, Class B shares incurred unrealized losses on investments of $.02 per share during the initial interim period. This represents Clas A share and Class B share activities of the fund prior to the initial public offering of both classes of shares.

(i) Period from September 30, 1988, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.005 per share, for the period from the initial purchase of shares on August 23, 1988 through September 29, 1988, was recognized and distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. This represented activities of the Fund prior to the initial public offering of Fund shares.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Fund are described below. There can be no assurance that the objectives of the Funds will be realized.

     GROWTH-ORIENTED FUNDS

     The Growth-Oriented Funds have different investment objectives. They seek:


     o capital appreciation and growth primarily through investments in equity securities of corporations established in the United States ("U.S.") (Capital Value Fund, Growth Fund, MidCap Fund and SmallCap
          Fund)

     o long-term growth of capital primarily through investments in equity securities of corporations located outside of the U.S. (International Emerging Markets Fund, International Fund and International SmallCap
          Fund)


     o total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund)

     o growth of capital and growth of income primarily through investments in common stocks of well-capitalized, established companies (Blue Chip
          Fund)

     o current income and long-term growth of income and capital through investment in equity securities of real estate companies (Real Estate
          Fund)

     o current income and long-term growth of income and capital through investment in equity and fixed-income securities of public utilities companies (Utilities Fund)

     The Growth-Oriented Funds may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and sponsored and unsponsored American Depository Receipts (ADRs) based on any of the foregoing securities. Unsponsored ADRs are not created by the issuer of the underlying security, may be subject to fees imposed by the issuing bank that, in the case of sponsored ADRs, would be paid by the issuer of a sponsored ADR and may involve additional risks such as reduced availability of information about the issuer of the underlying security. The Blue Chip, Capital Value, Growth, International, International Emerging Markets, International SmallCap, MidCap, and SmallCap Funds will seek to be fully invested under normal conditions in equity securities. When in the opinion of the Manager current market or economic conditions warrant, a Growth-Oriented Fund may, for temporary defensive purposes, place all or a portion of its assets in cash (on which the Fund would earn no income), cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. When investing for temporary defensive purposes a Growth-Oriented Fund is not investing so as to achieve its investment objective. A Growth-Oriented Fund may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

DOMESTIC

Principal Balanced Fund
     The investment objective of Principal Balanced Fund is to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the Manager's judgment do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.

     In seeking to achieve the investment objective, the Fund invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Fund may also invest in other equity securities and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Fund seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Manager will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Manager will be successful in achieving this goal.

     The portions of the Fund's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Fund's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Manager as to general market and economic conditions, trends in investment yields and interest rates, and changes in fiscal or monetary policies. The Fund may invest up to 20% of its assets in foreign securities. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     The Fund may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Fund may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Fund's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Fund may invest may be considered to include speculative characteristics and the Fund may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Principal High Yield Fund for information concerning risks associated with below-investment grade bonds. The Fund will not concentrate its investments in any industry.

     In selecting common stocks, the Manager seeks companies which the Manager believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Manager determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Manager may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Fund may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Fund may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

     The Fund may invest in the following  short-term money market  investments:
U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of one billion dollars.

     The United States Government securities in which the Fund may invest consist of U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.

Principal Blue Chip Fund
     The objective of Principal Blue Chip Fund is growth of capital and growth of income. Growth of income means increasing the Fund's investment income which is primarily derived from dividends earned on portfolio securities. In seeking to achieve its objective, the Fund will invest primarily in common stocks of well capitalized, established companies which the Fund's manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Fund will invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of blue chip companies.

     Blue chip companies are defined as those companies with market capitalizations of at least $1 billion. Blue chip companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of blue chip investments should make the market for such stocks attractive to many investors.

     Examples of blue chip companies currently eligible for investment by the Fund include, but are not limited to, companies such as General Electric Company, Ford Motor Company, Exxon Corporation, Merck & Company, Inc., Digital Equipment Corporation, Capital Cities ABC, Inc., J.P. Morgan & Co. and Coca Cola Company. In general, the Fund will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change.

     The Fund's Manager may invest up to 35% of the Fund's total assets in equity securities, other than common stock, issued by companies that meet the investment criteria for blue chip companies and in equity securities issued by companies that do not meet those criteria. The Manager does not intend to invest regularly in speculative securities, which are those issued by new, unseasoned companies or by companies that have limited product lines, markets, financial resources or management, but it may from time to time invest not more than 5% of the Fund's total assets in those kinds of securities. The Fund may invest up to 20% of its assets in securities of foreign issuers. The foreign securities in which the Fund may invest need not be issued by companies that meet the investment criteria for blue chip companies. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

Principal Capital Value Fund
     The primary objective of Principal Capital Value Fund is long-term capital appreciation. A secondary objective is growth of investment income.


     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. To achieve its investment objective, Invista will invest in securities that have "value" characteristics. This process is known as "value investing." Value investing is purchasing securities of companies with above average dividend yields and below average price to earnings (P/E) ratios. Securities chosen for investment may include those of companies which the Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.


Principal Growth Fund
     The objective of Principal Growth Fund is growth of capital. Realization of current income will be incidental to the objective of growth of capital.

     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Fund may be subject to greater risk than securities which do not have such potential.

Principal MidCap Fund
     The objective of Principal MidCap Fund is to achieve long-term capital appreciation. The strategy of this Fund is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Fund may invest, for any period of time, in any industry and in any kind of growth-oriented company, whether new and unseasoned or well known and established. Under normal market conditions, the Fund will invest at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. The Fund may invest up to 20% of its assets in securities of foreign issuers. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     There can be, of course, no assurance that the Fund will attain its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Fund invests, the Fund believes that its shares are suitable only for persons who are able to assume the risk of investing in securities of emerging and growth-oriented companies and prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs. Since the Fund will not be seeking current income, investors should not view a purchase of Fund shares as a complete investment program.

Principal Real Estate Fund
     The investment objective of Principal Real Estate Fund is to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry. The Fund will seek to achieve its objective by seeking, with approximately equal emphasis, long-term capital growth and current income through the purchase of equity securities.

     Under normal circumstances the Fund will invest at least 65 percent of its assets in the equity securities of real estate companies. Equity securities include common stock (including shares in real estate investment trusts), preferred stock, rights and warrants. A real estate investment trust ("REIT") is a corporation, or a business trust which, in satisfying certain Internal Revenue Code requirements, is permitted to effectively eliminate corporate level federal income taxes. Qualifying REITs must, among other things, derive substantially all of their income from real estate assets and annually distribute to shareholders 95 percent or more of their otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership of real estate and revenue is primarily derived from rental income. A mortgage REIT primarily invests in real estate mortgages and hybrid REITs combine the characteristics of both an equity REIT and a mortgage REIT.

     For purposes of the Fund's investment policies, a real estate company is one that has at least 50% of its assets, income or profits attributable to products or services related to the real estate industry. Real estate companies include REITs or other securitized real estate investments and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 25% of its total assets in securities of foreign real estate companies (see "Risk Factors").

     Securities issued by real estate companies may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skills, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies in properties, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the cleanup of environmental problems, casualty or condemnation losses, changes in neighborhood values and changes in interest rates.

     In addition to these risks, equity REITS may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of any credit extended. Further, equity and mortgage REITS are dependent upon management skills and generally may not be diversified. Equity and mortgage REITS are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity or mortgage REITS could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940. The above factors may also adversely affect a borrower's or lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Principal SmallCap Fund
     The investment objective of Principal SmallCap Fund is long-term growth of capital. The strategy of this Fund is to invest primarily in equity securities of companies domiciled in the United States with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less.

     In selecting securities for investment, the Fund will look at stocks with both "growth" and "value" characteristics, with no consistent preference between the two categories. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The value orientation emphasizes buying stocks at less than their intrinsic value and avoiding those whose price has been speculatively bid up.

Principal Utilities Fund
     The investment objective of Principal Utilities Fund is to provide current income and long-term growth of income and capital. The Fund seeks to achieve its investment objective by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies. For purposes of the Fund, a company will be considered to be in the public utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry. Under normal market conditions, the Fund, as an investment policy, will invest at least 65%, and may invest up to 100%, of its total assets in securities of companies in the public utilities industry, and as a matter of fundamental policy will invest no less than 25% of its total assets in those securities. As a non-fundamental policy, the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

     The Fund invests in both equity securities (as defined previously under "Growth-Oriented Funds") and fixed- income securities (bonds and preferred stock) in the public utilities industry. The Fund does not have any set policies to concentrate within any particular segment of the utilities industry. The Fund will shift its asset allocation without restriction between types of utilities and between equity and fixed-income securities based upon the Manager's determination of how to achieve the Fund's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Manager may choose to allocate up to 100% of the Fund's assets in a particular type of security (for example, equity securities) or in a specific utility industry segment (for example, electric utilities).

     Fixed-income securities in which the Fund may invest are debt securities and preferred stocks, which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P, or which, if unrated, are deemed to be of comparable quality by the Fund's Manager. A description of corporate bond ratings is contained in the Appendix to the Statement of Additional Information. The rating services' descriptions of Baa or BBB securities are as follows:
Moody's Investors Service, Inc. Bond ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard and Poor's Corporation Bond Ratings -- BBB:
Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     If a fixed-income security held by the Fund is rated BBB or Baa and is subsequently down graded by a rating agency, the Fund will retain such security in its portfolio until the Manager determines that it is practicable to sell the security without undue market or tax consequences to the Fund.

     While the Fund will invest primarily in the securities of public utility companies, it may invest up to 35% of its total assets in those securities that are permissible investments for the Balanced Fund. See "Principal Balanced Fund" and "Certain Investment Policies and Restrictions." However the Fund will not invest in fixed-income securities rated below Baa by Moody's or BBB by S&P.

     The public utilities industry as a whole has certain characteristics and risks particular to that industry. Unlike industrial companies, the rates which utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a utility company's earnings and dividends in times of decreasing costs, but conversely will tend to adversely affect earnings and dividends when costs are rising. In addition, the value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

     Among the risks affecting the utilities industry are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and effects of regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

INTERNATIONAL

Principal International Emerging Markets Fund
     The investment objective of Principal International Emerging Markets Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers in emerging market countries. As used in this Prospectus, the term "emerging market country" means any country which, in the opinion of the Manager, is generally considered to be an emerging country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Financial Corporation. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Fund focuses on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated.

     Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, there are certain risks associated with investments in foreign securities (see "Risk Factors").

     Under normal conditions at least 65% of the Fund's total assets will be invested in emerging market country equity securities. The Fund invests in securities of (1) issuers with their principal place of business or principal office in emerging market countries, or (2) issuers for which the principal securities trading market is an emerging market country, or (3) issuers, regardless of where the security is traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

     A small portion of the Fund assets may also be invested in closed end country specific investment companies and sovereign debt of developing countries. Closed end investment companies provide a way to gain exposure to countries where the mechanics of trading securities are not cost effective. Investment in sovereign debt may have the potential for returns that are higher than returns on stocks within the country.

     For temporary defensive purposes, the International Emerging Markets Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

Principal International Fund
     The investment objective of Principal International Fund is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. In choosing investments in equity securities of foreign and United States corporations, the Manager intends to pay particular attention to long-term earnings prospects and the relationship of then-current prices to such prospects. Short-term trading is not generally intended, but occasional investments may be made for the purpose of seeking short-term or medium-term gain. The Fund expects its investment objective to be met over long periods which may include several market cycles. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     For temporary defensive purposes, the International Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.


     The Fund intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least three countries, one of which may be the United States (although the Fund currently intends not to invest in equity securities of United State companies). Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.


Principal International SmallCap Fund
     The investment objective of Principal International SmallCap Fund is long-term growth of capital. The strategy of this Fund is to invest primarily in equity securities of non-United States companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less.

     The Fund diversifies its investments geographically. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends, under normal market conditions, to have at least 65% of its assets invested in securities issued by corporations of at least three countries. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     For temporary defensive purposes, the International SmallCap Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

     INCOME-ORIENTED FUNDS

     The Principal Funds currently include five Funds which seek a high level of income through investments in fixed-income securities. These Funds are Principal Bond Fund, Principal Government Securities Income Fund, Principal High Yield Fund, Principal Limited Term Bond Fund and Principal Tax-Exempt Bond Fund, collectively referred to as the "Income-Oriented Funds." Each Fund has rating limitations with regard to the quality of securities that may be held in the portfolio. The rating limitations apply at the time of acquisition of a security and any subsequent change in a rating by a rating service will not require elimination of a security from the Fund's portfolio. The Statement of Additional Information contains descriptions of the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").

Principal Bond Fund
     The investment objective of Principal Bond Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     In seeking to achieve the investment objective, the Fund will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Fund may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Fund to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     Under normal circumstances, the Fund will invest at least 65% of its assets in bonds in one or more of the following categories: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or Baa) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager; (ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Fund's assets may be invested in the following securities: domestic and foreign corporate debt securities, preferred stocks, common stocks that provide returns that compare favorably with the yields on fixed income investments, common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Fund invests may be convertible or nonconvertible. Securities rated below BBB or Baa are commonly referred to as junk bonds. The Fund does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB- by S&P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Principal High Yield Fund for information concerning risks associated with below investment grade bonds.

     During the fiscal year ended October 31, 1997, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                 Moody's Rating          Portfolio Percentage
                 --------------          --------------------
                       Aa                        .__%
                        A                      __.__%
                       Baa                     __.__%
                       Ba                       _.__%
                        B                       _.__%

     The preceding percentage for A rated securities includes .__% of unrated securities which have been determined by the Manager to be of comparable quality.

     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes may invest up to 100% of its assets in cash or cash equivalents.

Principal Government Securities Income Fund
     The objective of Principal Government Securities Income Fund is a high level of current income, liquidity and safety of principal.

     The Fund will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Fund may maintain reasonable amounts of cash or short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of long-term investments.


     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality.


     Depending on market conditions, a substantial portion of the assets may be invested in GNMA Certificates of the modified pass-through type and in repurchase agreements collateralized by such obligations. GNMA is a United States Government corporation within the Department of Housing and Urban Development. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.

     GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA Certificates, which are the only kind in which the Fund intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.

     Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Fund. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature), and, therefore, may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages. As a result the net asset value of Fund shares will fluctuate as interest rates change.

     Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Fund at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.

     The FNMA and FHLMC securities in which the Fund invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

     Student Loan Marking Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Fund invests are rated AAA by Standard & Poor's and Aaa by Moody's.

     There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by an agency and is traded regularly in denominations similar to those in which government obligations are traded.
     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     As a hedge against changes in interest rates, the Fund may enter into contracts with dealers in GNMA Certificates whereby the Fund agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Fund may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Fund may also purchase optional delivery standby commitments which give the Fund the right to sell particular GNMA Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Fund. To the extent the Fund engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Fund becomes obligated to purchase securities on a delayed delivery basis, the Fund has all the rights and risks attendant to the ownership of a security except that no interest accrues to the purchaser until delivery. At the time the Fund enters into a binding obligation to purchase such securities, Fund assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Fund's total assets that may be committed to transactions in such agreements.

Principal High Yield Fund
     Principal High Yield Fund's primary investment objective is high current income. Capital growth is a secondary objective when consistent with the objective of high current income. This Fund is designed for investors willing to assume additional risk in return for above average income.

     In seeking to attain the Fund's objective of high current income, the Fund invests primarily in high yielding, lower or nonrated fixed-income securities (commonly known as "junk bonds"), constituting a diversified portfolio which the Fund Manager believes does not involve undue risk to income or principal. Normally, at least 80% of the Fund's assets will be invested in debt securities, convertible securities (both debt and preferred stock) or preferred stocks that are consistent with its primary investment objective of high current income. The Fund's remaining assets may be invested in common stocks and other equity securities in which the Growth-Oriented Funds may invest when these types of investments are consistent with the objective of high current income.

     The Fund seeks to invest its assets in securities rated Ba1 or lower by Moody's or BB+ or lower by S&P or in unrated securities which the Fund's Manager believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Fund will not invest in securities rated below Caa by Moody's and below CCC by S&P.

     The rating services' descriptions of securities rating categories in which the Fund may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B:
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The higher-yielding, lower-rated securities in which the High Yield Fund invests present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly-rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for higher-yielding, lower-rated securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the High Yield Fund and the ability of the issuers of the securities held by it to pay principal and interest. A default by an issuer may result in the Fund incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Fund invests contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Fund's net asset value per share.

     Investors should carefully consider their ability to assume the risks of investing in lower-rated securities before making an investment in the Fund, and should be prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs.

     The Fund seeks to minimize the risks of investing in lower-rated securities through diversification, investment analysis and attention to current developments in interest rates and economic conditions. Because the Fund invests primarily in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Manager's ability than would be the case if the Fund were investing in securities in the higher rating categories. Although the Fund's Manager considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. There are risks in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities, and credit rating agencies may fail to make timely changes in credit ratings to reflect subsequent events. The Manager's analysis includes traditional security analysis considerations such as the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. In addition, the Manager analyzes general business conditions and other factors such as anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. The Manager continuously monitors the issuers of portfolio securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure the securities' liquidity so the Fund can meet redemption requests.

     During the fiscal year ended October 31, 1997, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                Moody's Rating            Portfolio Percentage
                --------------            --------------------
                      Baa                        _.__%
                      Ba                        __.__%
                       B                        __.__%
                       C                         _.__%

     The above percentages for Ba and B rated securities include unrated securities in the amount of .__%, and .__%, respectively, which have been determined by the Manager to be of comparable quality.

     There may be times when, in the Manager's judgment, unusual market or economic conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Manager may employ alternative strategies, primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may temporarily invest in money-market instruments of all types, higher-rated fixed-income securities or any other fixed-income securities that the Fund considers consistent with such strategy. The yield to maturity on these securities would generally be lower than the yield to maturity on lower-rated fixed-income securities. It is impossible to predict when, or for how long, such alternative strategies will be utilized.

     The Fund's Manager buys and sells securities for the Fund principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates. From time to time, consistent with its investment objectives, the Fund may sell securities that have appreciated in value because of declines in interest rates. It may also trade securities for the purpose of seeking short-term profits. Securities may be sold in anticipation of a market decline or bought in anticipation of a market rise. They may also be traded for securities of comparable quality and maturity to take advantage of perceived short-term disparities in market values or yields.

Principal Limited Term Bond Fund
     The objective of Principal Limited Term Bond Fund is to seek a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less. The Fund seeks to achieve its objective by investing primarily in high grade, short-term debt securities.

     The Fund will invest, under normal circumstances, at least 80% of its total assets in securities issued or guaranteed by the United States ("U.S.") Government or its agencies or instrumentalities (as described in the discussion of Principal Government Securities Income Fund) and other debt securities of U.S. issuers rated within the three highest grades used by Standard & Poor's (AAA, AA or A) or by Moody's (Aaa, Aa, or A) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager. The balance of the Fund's assets may be invested in debt securities rated in the fourth highest grade by the major rating services (i.e., at least "Baa" by Moody's Investors Service or "BBB" by Standard & Poor's Corporation, or their equivalents) or, if not rated, judged to be of comparable quality. Securities rated BBB or Baa are considered investment grade securities having adequate capacity to pay interest and repay principal. Such securities may have speculative characteristics, however, and changes in economic and other conditions are more likely to lead to a weakened capacity of the issuer of such securities to make principal and interest payments than is the case with higher rated securities. Under normal circumstances, the Fund will maintain a dollar weighted average maturity of not more than five years. In determining the average maturity of the Fund's portfolio, the Manager may adjust the maturity dates on callable or prepayable securities to reflect the Manager's judgment regarding the likelihood of such securities being called or prepaid.

     The Fund may also invest in other debt securities including corporate debt securities such as bonds, notes and debentures, mortgage-backed securities including collateralized mortgage obligations and other asset-backed securities. For a more complete description of asset-backed securities, see "Principal Government Securities Income Fund" discussion.

     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes, may invest up to 100% of its assets in cash or cash equivalents.

Principal Tax-Exempt Bond Fund
     The objective of Principal Tax-Exempt Bond Fund is to seek as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of securities issued by or on behalf of state or local governments or other public authorities. Interest on these obligations ("Municipal Obligations") is exempt from federal income tax in the opinion of bond counsel to the issuer.

     The Fund will invest, during normal market conditions, at least 80% of its total assets in Municipal Obligations which, at the time of purchase, meet the following standards: (a) Municipal Bonds rated within the four highest grades by
(i) Moody's, these ratings are: Aaa, Aa, A and Baa or (ii) S&P, these ratings are: AAA, AA, A and BBB; (b) Municipal Notes rated within the highest grade by Moody's (MIG-1) or S&P (SP-1); (c) Municipal Commercial Paper rated within the highest grade by Moody's (Prime-1) or S&P (A-1); and (d) unrated Municipal Obligations comparable in quality to those described above in the opinion of the Fund's Manager.

     The Fund may invest up to 20% of its total assets in Municipal Obligations that do not meet the standards required for the balance of the portfolio as set forth above. Securities rated below BBB or Baa are commonly referred to as junk bonds. These investments normally will provide an opportunity for higher yield but will be more speculative than Municipal Obligations that meet higher standards. They typically will entail greater price volatility and a higher risk of default, that is, the nonpayment of interest and principal by the issuer. The Fund does not intend to purchase Municipal Obligations that would be in default as to payment of either interest or principal at the time of purchase. As a result, it will not purchase Municipal Bonds rated lower than B by Moody's or S&P (bonds that are predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation) or Municipal Notes or Municipal Commercial Paper which is unrated by either Moody's or S&P and which in the opinion of the Fund's Manager is not comparable in quality to rated obligations. See the discussion of the Principal High Yield Fund for information concerning risks associated with below-investment grade bonds.

     The Fund may also invest from time to time in the following taxable securities which mature one year or less from the time of purchase: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities ("U.S. Government securities"), domestic bank certificates of deposit and bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements ("Taxable Investments"). The Fund will make Taxable Investments primarily for liquidity purposes or as a temporary investment of cash pending its investment in Municipal Obligations. During normal market conditions, the Fund will not invest more than 20% of its total assets in Taxable Investments, the Municipal Obligations identified in the preceding paragraph and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax. The Fund, however, may temporarily invest more than 20% of its assets in Taxable Investments when in the opinion of the Fund's Manager it is advisable to do so for defensive purposes because of market conditions.

     The Fund may not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities), but it may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizeable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, which are issued by industrial development authorities but may be backed only by the assets and revenues of the non-governmental entities that use the facilities financed by the bonds.

     During the fiscal year ended October 31, 1997, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                Moody's Rating             Portfolio Percentage
                --------------             --------------------
                      Aaa                          .__%
                      AA                         __.__%
                       A                         __.__%
                      Baa                        __.__%
                      Ba                          _.__%

     The above percentages for AA, A and Baa rated securities include unrated securities in the amount of _.__%, _.__% and __.__%, respectively, which have been determined by the Manager to be of comparable quality.

     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected and the Fund would reevaluate its investment objective and policies and consider changes in its structure.

     MONEY MARKET FUNDS

     The Principal Funds currently include two Funds which seek a high level of income through investments in short-term securities. These Funds are Principal Cash Management Fund and Principal Tax-Exempt Cash Management Fund, together referred to as the "Money Market Funds." Securities in which the Money Market Funds will invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     Each of the Money Market Funds will limit its portfolio investments to United States dollar denominated instruments that the Manager, subject to the oversight of the Board of Directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940.
Eligible Securities include:

     (1) A security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security that at the time of issuance was a long-term security with a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) an unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     Principal Cash Management Fund will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Fund (either initially or upon any subsequent rollover), are rated in the second highest rating category for short-term debt obligations;

     (2) Securities which at the time of issuance were long-term securities but when acquired by the Fund have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, in the second highest rating category for short-term obligations; and

     (3) Securities which are unrated but are determined by the Fund's Board of Directors to be of comparable quality to securities rated in the second highest rating category for short-term debt obligations.

     Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. Each Fund intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at a time when such sales might otherwise not be desirable. Each Fund's right to borrow to facilitate redemptions may reduce the need for such sales. The sale of portfolio securities would be a taxable event. See "Tax Treatment of the Funds, Dividends and Distributions." It is the policy of the Money Market Funds to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets of the Money Market Funds will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since these Funds expect to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Funds will pay any significant brokerage commissions. The Funds are free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of their investment objectives.

Principal Cash Management Fund
     The objective of Principal Cash Management Fund is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt, Repurchase Agreements and Taxable Municipal Obligations, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

     Taxable  Municipal   Obligations  are  short-term   obligations  issued  or
guaranteed by state and municipal issuers which generate taxable income.

Principal Tax-Exempt Cash Management Fund
     The objective of Principal Tax-Exempt Cash Management Fund is to provide as high a level of current interest income exempt from federal income tax as is consistent, in the view of the Fund's management, with stability of principal and the maintenance of liquidity. The Fund seeks to achieve its objective through investment in a professionally managed portfolio of high quality, short-term obligations that have been issued by or on behalf of state or local governments or other public authorities and that pay interest which is exempt from federal income tax in the opinion of bond counsel to the issuer ("Municipal Obligations").

     The Fund may invest in Municipal Obligations with fixed, variable or floating interest rates and may invest in participation interests in pools of Municipal Obligations held by banks or other financial institutions. The Fund may treat a variable or floating interest rate obligation as maturing before its ultimate maturity date if the Fund has acquired a right to sell the obligation that meets requirements established by the Securities and Exchange Commission.

     The Fund expects to invest primarily in variable rate or floating rate instruments. Typically such instruments carry demand features permitting the Fund to redeem at par upon specified notice. The Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affect the ability of the issuer to pay the instrument at par value. The Manager will monitor on an ongoing basis the pricing, quality and liquidity of such instruments and will similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Fund will treat the maturity of each variable rate demand obligation as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     The Fund may also invest in bond anticipation notes, tax anticipation notes, revenue anticipation notes, construction loan notes and bank notes issued by governmental authorities to commercial banks as evidence of borrowings. Since these short-term securities frequently serve as interim financing pending receipt of anticipated funds from the issuance of long-term bonds, tax collections or other anticipated future revenues, a weakness in an issuer's ability to obtain such funds as anticipated could adversely affect the issuer's ability to meet its obligations on these short-term securities.

     The Fund may also invest from time to time on a temporary basis in the following taxable securities which mature 397 days or less from the time of purchase: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities ("U.S. Government securities"), domestic bank certificates of deposit and bankers' acceptances, United States dollar denominated foreign bank certificates of deposit and bankers' acceptances, commercial paper, short-term corporate debt securities and repurchase agreements ("Temporary Investments"). The Fund will make Temporary Investments primarily for liquidity purposes or as a temporary investment of cash pending its investment in Municipal Obligations. During normal market conditions, the Fund will not invest more than 20% of its total assets in Temporary Investments. The Fund, however, may temporarily invest more than 20% of its assets in Temporary Investments when in the opinion of the Fund's Manager it is advisable to maintain a temporary "defensive" posture.

     The Fund may invest in the securities of other open-end investment companies but may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other open-end investment companies. The Fund will generally invest in other investment companies only for short-term cash management purposes when the advisor anticipates the net return from the investment to be superior to alternatives then available. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

     The Fund may not invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities), but it may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizeable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, which are issued by industrial development authorities but may be backed only by the assets and revenues of the non-governmental entities that use the facilities financed by the bonds. The Fund, however, will not invest more than 20% of its total assets in any Municipal Obligation the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax, and during normal market conditions, it will limit its investments in such securities and in Temporary Investments to 20% of its total assets.

     Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or any state extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Fund to pay "exempt interest" dividends may be adversely affected, and the Fund would reevaluate its investment objective and policies and consider changes in its structure.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Funds may use in an effort to achieve their respective investment objectives.

Repurchase Agreements/Lending Portfolio Securities

     Each of the Funds may enter into repurchase agreements with, and each of the Funds, except the Capital Value Fund, Growth Fund and Cash Management Fund, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by each Fund's Board of Directors to deal with those risks. None of the Funds intends either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would amount to more than 15% (10% for the Government Securities Income Fund) of its total assets or (ii) to lend securities in excess of 30% of its total assets.

Forward Commitments

     From time to time, each of the Income-Oriented Funds and the Balanced Fund may enter into forward commitment agreements which call for the Fund to purchase or sell a security on a future date and at a price fixed at the time the Fund enters into the agreement. Each of these Funds may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants

     Each of the Funds, except the Cash Management Fund, Government Securities Income Fund and Tax-Exempt Bond Fund, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. For the International, International Emerging Markets and International SmallCap Funds, the 2% limitation also applies to warrants not listed on the Toronto Stock Exchange.

Borrowing

     As a matter of fundamental policy, each Fund may borrow money only for temporary or emergency purposes. The Capital Value, Cash Management, Growth, Tax-Exempt Bond and Tax-Exempt Cash Management Funds may borrow only from banks. Further, each Fund may borrow only in an amount not exceeding 5% of its assets, except:

     (1) the Capital Value Fund and Growth Fund, each of which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made;

     (2) the Cash Management Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made; and

     (3) the Tax-Exempt Cash Management Fund which may borrow in an amount which permits it to maintain a 300% asset coverage and while any such borrowing exceeds 5% of the Fund's total assets no additional purchases of investment securities will be made. If due to market fluctuations or other reasons the Fund's asset coverage falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so.

Options

     Each of the Funds (except Capital Value, Cash Management, Growth, Tax-Exempt Bond and Tax-Exempt Cash Management Funds) may purchase covered spread options, which would give the Fund the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. These Funds may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Funds may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.

General

     The Statement of Additional Information includes further information concerning the Funds' investment policies and applicable investment restrictions. The investment objectives of the Funds are fundamental and certain investment restrictions designated as such in this Prospectus or in the Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies described in this Prospectus and the Statement of Additional Information are not fundamental and may be changed by the Board of Directors of the appropriate Fund without shareholder approval.

RISK FACTORS

      An investment in any of the Growth-Oriented Funds involves the financial and market risks that are inherent in any investment in equity securities. These risks include changes in the financial condition of issuers, in economic conditions generally and in the conditions in securities markets. They also include the extent to which the prices of securities will react to those changes.

      An investment in any of the Income-Oriented Funds involves market risks associated with movements in interest rates. The market value of the Funds' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Funds' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due.

     The yields on an investment in either of the Money Market Funds will vary with changes in short-term interest rates. In addition, the investments of each Money Market Fund are subject to the ability of the issuer to pay interest and principal when due.

     Each of the following Principal Funds may invest in foreign securities to the indicated percentage of its assets: International, International Emerging Markets and International SmallCap Funds - 100%; Real Estate - 25%; Balanced, Blue Chip, Bond, Capital Value, Growth, High Yield, Limited Term Bond Fund, MidCap, SmallCap and Utilities Funds - 20%. Neither the Government Securities Income Fund nor the Tax-Exempt Bond Fund may invest in foreign securities. The Cash Management and Tax Exempt Cash Management Funds do not invest in foreign securities other than those that are United States dollar denominated. United State dollar denominated means that all principal and interest payments for the security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid and the timing of payments related to the securities do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations. Investment in foreign securities presents certain risks which may affect a Fund's net asset value. These risks include, but are not limited to, those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, the withholding of taxes on dividends at the source, political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. A Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.


     Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In particular, securities markets in emerging market countries are known to experience long delays between the trade and settlement dates of securities purchased and sold, potentially resulting in a lack of liquidity and greater volatility in the price of securities on those markets. In addition, investments in smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines and financial resources. Their securities may trade in more limited volume than larger companies and may therefore experience significantly more price volatility and less liquidity than securities of larger companies. As a result of these factors, the Boards of Directors of the Funds have adopted Daily Pricing and Valuation Procedures for the Funds which set forth the steps to be followed by the Manager and Invista Capital Management, Inc. ("Invista") to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Boards of Directors.


HOW THE FUNDS ARE MANAGED

     Under Maryland law, the business and affairs of each of the Funds are managed under the direction of its Board of Directors. Investment services and certain other services are furnished to the Funds under the terms of a Management Agreement between each of the Funds and the Manager. The Manager for the Funds is Principal Management Corporation (formerly known as Princor Management Corporation) (the "Manager"), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of October 31, 1997, the Manager served as investment advisor for 28 such funds with assets totaling approximately $_._ billion.


     The Manager is responsible for investment advisory, managerial and administrative services for the Funds. However, under a Sub-Advisory Agreement between Invista and the Manager, Invista performs all the investment advisory responsibilities of the Manager for the Growth-Oriented Funds (except the Real Estate Fund), the Government Securities Income Fund and the Limited Term Bond Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at October 31, 1997 were approximately $__._ billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager or Invista advises the Funds on investment policies and on the composition of the Funds' portfolios. In this connection, the Manager or Invista furnishes to the Board of Directors of each Fund a recommended investment program consistent with that Fund's investment objective and policies. The Manager or Invista is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.

     The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Fund's portfolio. The persons primarily responsible for the day-to-day management of each Fund are identified in the table below:

                              Primarily
                        Fund Responsible Since                               Person Primarily Responsible

Balanced Fund                April, 1993            Judith A. Vogel, CFA (BA degree, Central College). Vice President, Invista
                                                    Capital Management, Inc., since 1987.

Blue Chip Fund               March, 1991            Mark T. Williams, CFA (MBA degree, Drake University). Vice President,
                             (Fund's inception)     Invista Capital Management, Inc., since 1995; Investment Officer, 92-95.
                                                    Prior thereto, Security Analyst.

Bond Fund                    November, 1996         Scott A. Bennett,CFA (MBA degree, University of Iowa) Assistant Director
                                                    Investment Securities, Principal Mutual Life Insurance Company, since 1996.
                                                    Prior thereto, Investment Manager.

Capital Value Fund           October, 1969          David L. White, CFA (BBA degree, University of Iowa). Executive Vice
                             (Fund's inception)     President, Invista Capital Management, Inc., since 1984. Co-Manager since
                                                    November 1996: Catherine A. Green, CFA, (MBA degree, Drake University).
                                                    Vice President,  Invista Capital Management, Inc. since 1987.

Government Securities        May, 1985              Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
Income Fund                  (Fund's inception)     Capital Management,  Inc., since 1992. Director - Securities Trading,
                                                    Principal Mutual Life Insurance Company 1992; Prior thereto, Associate Director.

Growth and MidCap            August, 1987           Michael R. Hamilton, (MBA degree, Bellarmine College). Vice President, Funds
                             and December, 1987     Invista Capital Management, Inc., since 1987.
                             (Fund's inception),
                             respectively

High Yield Fund              December, 1987         James K. Hovey, CFA (MBA degree, University of Iowa). Director - Investment
                             (Fund's inception)     Securities, Principal Mutual Life Insurance Company, since 1990; Prior thereto,
                                                    Assistant Director Investment Securities.

International Fund           April, 1994            Scott D. Opsal, CFA (MBA degree, University of Minnesota). Executive Vice
                                                    President and Chief Investment Officer, Invista Capital Management, Inc.,
                                                    since 1997. Vice President, 1986-1997.

International Emerging       May, 1997              Kurtis D. Spieler, CFA (MBA degree, Drake University). Vice President,
Markets Fund                 (Fund's inception)     Invista Capital Management, Inc., since 1995; Investment Officer, 94-95.
                                                    Prior thereto, Investment Manager, Principal Mutual Life Insurance Company.

International SmallCap       May, 1997              Darren K. Sleister, CFA (MBA degree, University of Iowa). Investment Officer,
Fund                         (Fund's inception)     Invista Capital Management, Inc., since 1995; Prior thereto, Security
                                                    Analyst.

Limited Term Bond            February, 1996         Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
Fund                         (Fund's inception)     Capital Management, Inc., since 1992. Director-Securities Trading,
                                                    Principal Mutual Life Insurance Company 1992; Prior thereto, Associate
                                                    Director.

Real Estate Fund             _____________          Kelly D. Rush,  CFA (MBA degree,  University of Iowa).  Assistant  Director -
                             (Fund's  inception)    Investment - Commercial  Real Estate,  Principal  Mutual Life Insurance
                                                    Company,  since 1996;  Prior thereto, Senior Administrator Investment -
                                                    Commercial Real Estate.

SmallCap Fund                ____________           Co-Manager: Mark T. Williams, CFA (MBA degree, Drake University). Vice
                             (Fund's inception)     President, Invista Capital Management, Inc., since 1995; Investment Officer,
                                                    1992-1995. Co-Manager: John F. McClain, (MBA degree, Indiana University).
                                                    Vice President, Invista Capital Management, Inc., since 1995; Investment
                                                    Officer, 1992-1995.


Tax-Exempt Bond              July, 1991             Daniel J. Garrett, CFA (MBA degree, Drake University). Assistant Director -
Fund                                                Investment Securities, Principal Mutual Life Insurance Company since 1994;
                                                    Prior thereto, Senior Analyst.


Utilities Fund               April, 1993            Catherine A. Green, CFA (MBA degree, Drake University). Vice President,
                             (Fund's inception)     Invista Capital Management, Inc., since 1987.

     Until August 1, 1988 the International Fund's portfolio was managed by Principal Management, Inc. of Edmonton, Canada and Scottsdale, Arizona, which company has changed its name to Sea Investment Management, Inc. The Fund's previous manager and the current manager are unaffiliated. This change in managers should be kept in mind when reviewing historical investment results.

     For a description of the investment and other services provided by the Manager, see "Cost of Manager's Services" in the Statement of Additional Information. The management fee and total Class A share expenses incurred by each Fund for the period ended October 31, 1997 were equal to the following percentages of each Fund's respective average net assets:

                                                     Class A Shares                        Class B Shares
                                               ----------------------------        -----------------------------
                                                                    Total                                Total
                                               Manager's         Annualized         Manager's         Annualized
            Fund                                  Fee             Expenses             Fee             Expenses
            ----                               ---------         ----------         ---------         ----------

         Balanced Fund                              %                   %                 %                  %
         Blue Chip Fund                             %                   %                 %                  %
         Bond Fund                                  %                   %*                %                  %*
         Capital Value Fund                         %                   %                 %                  %
         Cash Management Fund                       %                   %*                %                  %*
         Government Securities Income Fund          %                   %                 %                  %
         Growth Fund                                %                   %                 %                  %
         International Emerging Markets Fund
         International Fund                         %                   %                 %                  %
         International SmallCap Fund
         High Yield Fund                            %                   %                 %                  %
         Limited Term Bond Fund                     %                   %*                %                  %*
         MidCap Fund                                %                   %                 %                  %
         Tax-Exempt Bond Fund                       %                   %                 %                  %
         Tax-Exempt Cash Management Fund            %                   %*                %                  %*
         Utilities Fund                             %                   %*                %                  %*

         * After waiver.

     The Manager voluntarily waived a portion of its fee for the Bond, Cash Management, Limited Term Bond Fund, Utilities and Tax-Exempt Cash Management Funds throughout the fiscal year ended October 31, 1997. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds, through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percentage of average net assets attributable to a class on an annualized basis during that period will not exceed, for the Class A shares, .95% for the Bond Fund, .90% for the Limited Term Bond Fund, 1.15% for the Utilities Fund and .75% for the Money Market Funds, and for the Class B shares, 1.70% for the Bond Fund, 1.25% for the Limited Term Bond Fund, 1.95% for the Utilities Fund and 1.50% for the Money Market Funds. The effect of the waivers is and will be to reduce each Fund's annual operating expenses and increase each Fund's yield.

     The Manager and Invista may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between each Fund, the Manager, and Principal Mutual Life Insurance Company provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

     Among the expenses paid by each Fund are brokerage commissions on portfolio transactions, the cost of stock issue and transfer and dividend disbursements, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, the cost of shareholder meetings and taxes and interest (if any).

     The Funds may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc. ("PFS") and Morgan Stanley and Co., each a broker-dealer affiliated with Princor and/or the Manager for each of the Funds. PFS also provides distribution services for the Money Market Funds for which it is compensated by the Manager. These services include, but are not limited to, providing office space, equipment, telephone facilities and various personnel as necessary or beneficial to establish and maintain shareholder accounts. PFS receives a fee from the Manager calculated as a percentage of the average net asset value of shares of each Fund held in PFS client accounts during the period for which PFS provides the services. During the fiscal years ended October 31, 1995, 1996, and 1997, PFS received fees in the amount of $991,520, $1,650,714 and $_,___,___ respectively, in consideration of the services it rendered to the Cash Management Fund. During the fiscal years ending October 31, 1995, 1996, and 1997 PFS received fees in the amount of $191,789, $254,083 and $___,___ respectively, in consideration of the services it rendered to the Tax-Exempt Cash Management Fund.

     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company. The Funds reimburse the Manager for the costs of providing these services.

HOW TO PURCHASE SHARES

     Purchases are generally made through registered representatives of Princor or other dealers it selects. If an order and check are properly submitted to Princor, the shares will be issued at the offering price next computed after the order and check are received at Princor's main office. If Fund shares are purchased by telephone order or electronic means and thereafter settled by delivery of a check or a payment by wire, the shares so purchased will be issued at the offering price next computed after the telephone or electronic order is received at Princor's main office. If an order and check are submitted through a selected dealer, the shares will be issued in accordance with the following: An order accepted by a dealer on any day before the close of the New York Stock Exchange and received by Princor before the close of its business on that day will be executed at the offering price computed as of the close of the Exchange on that day. An order accepted by such dealer after the close of the Exchange and received by Princor before its closing on the following business day will be executed at the offering price computed as of the close of the Exchange on such following business day. Dealers have the responsibility to transmit orders to Princor promptly. After an open account has been established, purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office.
All orders are subject to acceptance by the Fund or Funds and Princor.

     Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to eight days or more. Investors considering redeeming or exchanging shares or transferring shares to another person shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

     Class B shares of the Cash Management Fund may be purchased only by an exchange from Class B shares of the Principal Funds. Shares of each of the other Principal Funds may be purchased by mail, by telephone or by exchange from other Principal Funds.

     Investments by Mail. Shares of the Funds may be purchased by submitting a completed application and check made payable to Princor. An application is attached to this Prospectus. A different application is necessary to establish an IRA, TDA, SEP, SAR-SEP or certain employee benefit plans. See "Retirement Plans.".

     Investments by Telephone. Shares of the Funds may be purchased by placing a telephone order with Princor. Princor's telephone number is 1-800-247-4123. Investors must have a current Prospectus for the funds in order to place a telephone order. An investor must provide Princor with the payment for the order within three business days from the date the order is placed. The investor may provide this payment by submitting a check payable to Princor within the time period. In addition, investors may provide the purchase payment by wiring Federal Funds directly to Norwest Bank Iowa, N.A., on a day on which the New York Stock Exchange and Norwest Bank Iowa, N.A. are open for business. The investor should instruct the bank to wire transfer Federal Funds to: Norwest Bank Iowa, N.A., Des Moines, Iowa , ABA No. 073000228; for credit to: Princor Financial Services Corporation, Account No. 073-330; for further credit to: investor's name and account number. Payment for both initial purchases and subsequent purchases may be made by wire.

     Investors may make subsequent purchases by wire to existing accounts without placing a telephone order. However, if a telephone order is not placed, shares will be purchased at the offering price next computed after the wired payment is received by Princor. To make subsequent purchases by wire, the investor should instruct the bank to wire transfer Federal Funds to: Norwest Bank Iowa, N.A., Des Moines, Iowa , ABA No. 073000228; for credit to: Principal Management Corporation, Account No. 3000499968; for further credit to: investor's name and account number. Wire transfers may take two hours or more to complete. Investors may make special arrangements to transmit orders for Money Market Fund shares to Princor prior to 3:00 p.m. (Central Time) on a day when the Fund is open for business with the investor's assurance that payment for such shares will be made by wiring Federal Funds directly to Norwest Bank Iowa, N.A. prior to 10:00 a.m. the following regular business day. Such orders will be effected at the Fund's offering price in effect on the date such purchase order is received by Princor. Wire purchases through a selected dealer may involve other procedures established by that dealer.

     Minimum Purchase Amount. An investor may open an account with any of the Funds with a minimum initial investment of $1,000. Accounts established under the Uniform Gifts to Minors Act or Uniform Transfers Act may be funded with a minimum initial investment of $250. IRAs may be established with a minimum initial investment of $250. Additional investments of $100 or more may be made at any time without completing a new application. The minimum initial and subsequent investment amounts are not applicable to accounts used to fund certain employee benefit plans, to accounts designated as receiving accounts in a Dividend Relay Election, to Money Market Fund accounts used as sweep accounts, to accounts used as part of an asset allocation service provided by Princor Financial Services Corporation, to Money Market Fund accounts for which Delaware Charter Guarantee & Trust Company acts as trustee or to Automatic Investment Plans. Each Fund's Board of Directors reserves the right to change or waive minimum investment requirements at any time, which would be applicable to all investors alike.

     Automatic Investment Plan. An investor may make regular monthly investments through automatic deductions from the account of a bank or similar financial institution. The minimum monthly purchase is $25 for all Funds except the Money Market Funds, which have a $100 monthly minimum requirement. A $25 minimum monthly purchase may be established for the Money Market Funds if the account value is at least $1,000 at the time the plan is established. Plan forms and preauthorized check agreements are available from Princor on request. There is no obligation to continue the plan and it may be terminated by the investor at any time.

     Each Fund offers investors two classes of shares through this Prospectus which bear sales charges in different forms and amounts:

     Class A Shares. An investor who invests less than $1 million in Class A shares (except Class A shares of the Money Market Funds) pays a sales charge at the time of purchase. As a result, shares purchased are not subject to any charges when they are redeemed. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares purchases of $1 million or more are not subject to a sales charge at the time of purchase but may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See "Offering Price of Funds' Shares." Class A shares of each of the Funds, except the Money Market Funds, currently bear a 12b-1 fee at the annual rate of up to 0.25% (.15% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution and Shareholder Servicing Plans and Fees."


     Class B Shares. Class B shares are purchased without an initial sales charge, but are subject to a declining contingent deferred sales charge ("CDSC") of up to 4% (1.25% for Limited Term Bond Fund) if redeemed within six years. Class B shares purchased under certain sponsored Princor plans established after February 1, 1998, are subject to a CDSC of up to 3% if redeemed within five years of purchase. (See Statement of Additional Information for discussion of sponsored Princor plans.) See "Offering Price of Funds Shares."

     Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. See "Distribution and Shareholder Servicing Plans and Fees." Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class B shares will automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 85th month after the purchase date (61st month for certain sponsored plans). Class B shares acquired by exchange from Class B shares of another Principal fund will convert into Class A shares based on the time of the initial purchase. (See "How to Exchange Shares".) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class B shares converting into Class A shares bears to the shareholder's total Class B shares that were not acquired through dividends and distributions. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

     Which arrangement is better for you? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years (five years for certain sponsored plans) might consider Class B shares. Orders from individuals for Class B shares for $250,000 or more will be treated as orders for Class A shares unless the shareholder provides written acknowledgment that the order should be treated as an order for Class B shares. Sales personnel may receive different compensation depending on which class of shares are purchased.


OFFERING PRICE OF  FUNDS' SHARES

     The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

     Class A shares. Class A shares of the Money Market Funds are sold to the public at net asset value; no sales charge applies to purchases of the Money Market Funds. Class A shares of the Growth-Oriented and Income-Oriented Funds are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% (1.50% for the Limited Term Bond Fund) to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge will be determined by Princor.

                                       Sales Charge for
                                       All Funds Except              Sales Charge for
                                    Limited Term Bond Fund        Limited Term Bond Fund          Dealers Allowance as
                                     Sales Charge as % of:         Sales Charge as % of:           % of Offering Price
                                   -----------------------       ------------------------    --------------------------------
                                   Offering      Net Amount      Offering      Net Amount    All Funds Except    Limited Term
                                     Price        Invested         Price        Invested     Limited Term Bond       Bond
                                   --------      ----------      --------      ----------    -----------------   ------------
Less than $50,000                    4.75%          4.99%          1.50%          1.52%            4.00%             1.25%
$50,000 but less than $100,000       4.25%          4.44%          1.25%          1.27%            3.75%             1.00%
$100,000 but less than $250,000      3.75%          3.90%          1.00%          1.10%            3.25%             0.75%
$250,000 but less than $500,000      2.50%          2.56%          0.75%          0.76%            2.00%             0.50%
$500,000 but less than $1,000,000    1.50%          1.52%          0.50%          0.50%            1.25%             0.25%
$1,000,000 or more                     0              0              0             0               0.75%             0.25%

     CDSC on Class A Shares. Purchases of Class A shares of $1,000,000 or more may be subject to CDSC upon redemption. A CDSC is payable to Princor on these investments in the event of a share redemption within 18 months following the share purchase, at the rate of .75% (.25% for the Limited Term Bond Fund) of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Principal Fund will continue to be subject to the CDSC until the original 18 month period expires. However, no CDSC is payable with respect to redemptions of Class A shares used to fund a Princor 401 (a) or Princor 401 (k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets.

     The CDSC will be waived on redemptions of shares in connection with certain withdrawals from certain retirement plans. See Statement of Additional Information. Up to 10% of the value of Class A shares subject to a Periodic Withdrawal Plan may also be redeemed each year without a CDSC. See "Periodic Withdrawal Plan."

     Investors may be eligible to buy Class A shares at reduced sales charges. Consult your registered representative for details about Rights of Accumulation and Statement of Intention as well as the reduced sales charge available for the investment of certain life insurance and annuity contract death benefits and various Employee Benefit Plans and other plans. Descriptions are also included in the Statement of Additional Information.


     Investors may be able to purchase Class A shares at net asset value. The following persons may purchase Class A shares of the Growth-Oriented Funds and Income-Oriented Funds at the net asset value (without a sales charge): (1) Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries; (2) Active and retired directors, officers and employees of any of the Funds, Principal Mutual Life Insurance Company, and directly and indirectly owned subsidiaries of Principal Mutual Life Insurance Company (including full-time insurance agents of, and persons who have entered into insurance brokerage contracts with, Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries and employees of such persons); (3) The Principal Financial Group Employees' Credit Union; (4) Non-ERISA investment advisory clients of Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company; (5) Sales representatives and employees of sales representatives of Princor or other dealers through which shares of the Funds are distributed; (6) Spouses, surviving spouses and dependent children of the foregoing persons; (7) Trusts primarily for the benefit of the foregoing individuals; (8) certain "wrap accounts" for the benefit of clients of Princor and other broker-dealers or financial planners selected by Princor; (9) clients of a registered representative of Princor or other dealers through which shares of the Funds are distributed and who has become affiliated with Princor or other dealer within 180 days prior to the date of the purchase of Class A shares of the Funds, if the investment represents the proceeds of a redemption within that 180 day period of shares of another investment company the purchase of which included a front-end sales charge or the redemption of which was subject to a contingent deferred sales charge; (10) Unit Investment Trusts sponsored by Principal Mutual Life Insurance Company and/or its directly or indirectly owned subsidiaries; (11) certain employee welfare benefit plan customers of Principal Mutual Life Insurance Company for whom Plan Deposit Accounts are established.


     Each of the Funds, except Principal Tax-Exempt Bond Fund and Principal Tax-Exempt Cash Management Fund, has obtained an exemptive order from the Securities and Exchange Commission ("SEC") to permit each Fund to offer its shares at net asset value to participants of certain annuity contracts issued by Principal Mutual Life Insurance Company. In addition, shares of each of these funds are available at net asset value to the extent the investment represents the proceeds from a total surrender of certain unregistered annuity contracts issued by Principal Mutual Life Insurance Company and for which Principal Mutual Life Insurance Company waives any applicable contingent deferred sales charges or other contract surrender charges.

     The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60 days notice to shareholders of existing accounts.


     Class B shares. Class B shares (including Class B shares of the Cash Management Fund) are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within six years of purchase (five years for certain sponsored plans). The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and
(ii) shares otherwise exempt from the CDSC, as described below. Subject to the foregoing exclusions, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Therefore, when a share is redeemed, any increase in its value above the initial purchase price is not subject to any CDSC. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following table:

                                          Contingent Deferred Sales Charge
                                                 as a Percentage of
                                            Dollar Amount Subject to Charge
                                       -----------------------------------------
                                                                                        For Certain
            Years Since Purchase        For all Funds Except    For Limited Term       Sponsored Plans
                Payments Made          Limited Term Bond Fund       Bond Fund      (Commenced After 2/1/98)
            --------------------       ----------------------   ----------------   ------------------------
     2 years or less                            4.0%                 1.25%                 3.00%
     more than 2 years, up to  4 years          3.0%                 0.75%                 2.00%
     more than 4 years, up to  5 years          2.0%                 0.50%                 1.00%
     more than 5 years, up to 6 years           1.0%                 0.25%                 None
     more than 6 years                          None                 None                  None


     In determining how much, if any, a CDSC is payable on a redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the six (five) year period. For information on how sales charges are calculated if shares are exchanged, see "How to Exchange Shares." Princor receives the entire amount of any CDSC paid.

     The CDSC will be waived on redemptions of shares arising out of death or disability or in connection with certain withdrawals from certain retirement plans. See the Statement of Additional Information. Up to 10% of the value of Class B shares subject to a Periodic Withdrawal Plan may also be redeemed each year without a CDSC. See "Periodic Withdrawal Plan."

     Non-cash compensation. Princor may, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Principal Funds. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Princor has established a non-cash compensation program for registered representatives of Principal Financial Securities, Inc. ("PFS") based upon sales of shares of the Principal funds during the year ending December 31, 1997. Registered representatives of PFS will receive a choice of promotional items, or will be invited to attend a professional development seminar, receive a subscription for a financial newspaper and an allowance to be used to promote the Principal Funds.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS AND FEES

     Class A Distribution Plan. Each of the Funds, except the Money Market Funds, has adopted a distribution plan for the Class A shares. The Fund will make payments from its assets to Princor pursuant to this Plan after the end of each month at an annual rate not to exceed 0.25% (.15% for the Limited Term Bond
Fund) of the average daily net asset value of the Fund. Princor will retain such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares but may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

     Class B Distribution Plan. Each of the Funds, except Tax-Exempt Cash Management Fund, has adopted a distribution plan for the Class B shares. Each Class B Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.


     Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% (3.00% for certain sponsored plans or 1.25% for the Limited Term Bond Fund) of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges from other Principal Funds. In addition, Princor may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.


     General. The purpose of the Plans is to permit the Fund to compensate Princor for expenses incurred by it in promoting and distributing Fund shares and providing services to Fund shareholders. If the aggregate payments received by Princor under any of the Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to that Plan, Princor will promptly reimburse the Fund for the amount of the excess. If expenses under a Plan exceed the amount for which Princor may be compensated in any one fiscal year, the Fund will not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to the Plans that exceeds the compensation limit. The Funds will not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with the Plans. The Plans are further described in the Statement of Additional Information.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

     Each Fund calculates net asset value of a share of each class by dividing the total value of the assets attributable to the class, less all liabilities attributable to the class, by the number of shares outstanding of the class. Shares are valued as of the close of trading on the New York Stock Exchange each day the Exchange is open.

Growth-Oriented and Income-Oriented Funds
     The following valuation information applies to the Growth-Oriented and Income-Oriented Funds. Securities for which market quotations are readily available are valued using those quotations. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board of Directors that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith through procedures established by the Board.

     As previously described, some of the Funds may purchase foreign securities, whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S.
holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Funds
     Portfolio securities of the Money Market Funds are valued at amortized cost. For a description of this calculation procedure see the Statement of Additional Information. The Money Market Funds reserve the right to calculate or estimate their net asset values more frequently than once a day if they deem it desirable.

DISTRIBUTION OF INCOME DIVIDENDS AND REALIZED CAPITAL GAINS

Growth-Oriented and Income-Oriented Funds
     Each of these Funds distributes substantially all of its net income to shareholders each year according to the following schedule:

                Funds                                    Record date                         Payable date
                -----                                    -----------                         ------------
     Growth
     Balanced, Blue Chip,                        three business days before              March 24, June 24,
     Real Estate, and Utilities                  each payable date                       September 24 and December 24

     Capital Value, Growth,                      three business days before              June 24 and December 24
     MidCap and SmallCap                         each payable date

     International, International                three business days before              December 24
     Emerging Markets and                        each payable date
     International SmallCap

     Income
     Bond, Government Securities                 three business days before              monthly on the 24th (or
     Income, High Yield, Limited                 each payable date                       previous business day)
     Term Bond and Tax-Exempt Bond

     Net realized capital gains for each of the Funds, if any, will be distributed annually. Generally the distribution will be made on the fourth business day of December, to shareholders of record on the third business day prior to the record date.

     On the Account Application, you can authorize income dividend and capital gains distributions to be invested in additional Fund shares at net asset value (without a sales charge), invested in shares of other Principal Funds or paid in cash. You may change this instruction without charge at any time by giving ten days written notice to the Fund.

     Any dividends or distributions paid shortly after a purchase of shares will have the effect of reducing the per share net asset value by the amount of the dividends or distributions. These dividends or distributions are subject to taxation like other dividends and distributions, even though they are in effect a return of capital. A shareholder of the Tax-Exempt Bond Fund who redeems shares when tax-exempt income has been accrued but not declared as a dividend by that Fund may have the portion of the redemption proceeds which represents such income taxed at capital gains rates.

Money Market Funds
     The Money Market Funds declare dividends of all their daily net investment income on each day the net asset value per share is determined. Dividends for each Fund are payable daily and are automatically reinvested in full and fractional shares of the Fund at the then current net asset value. Shareholders may request to have their dividends paid out monthly in cash. For such shareholders, the shares reinvested and credited to their account during the month will be redeemed as of the close of business on the 20th day (or the preceding business day if the 20th is not a business day) of each month and the proceeds will be paid to them in cash.

     Net investment income of the Money Market Funds, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Fund. Expenses of the Fund are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund. Dividends payable on Class B shares of the Cash Management Fund on a per share basis will be lower than dividends payable on Class A shares of the Funds.

     Since it is the policy of each Money Market Fund, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, neither Fund expects any capital gains or losses. If either Fund does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, either Fund realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of each Fund (including realized gains and losses on the portfolio securities) is normally declared as a dividend each time the net income of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in either Fund, representing reinvestment of dividend income, is reflected by an increase in the number of shares of that Fund in the account.

     Normally each Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net investment income of either Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Fund may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investment in the Fund. The Fund may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors for the Fund.

     The Board of Directors of each Fund may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse effect on the shareholders.

Dividend Relay Election

     Shareholders may elect to have dividends and capital gains distributions from one of the Principal funds invested in shares of the same class of one of the other Principal funds. This Dividend Relay Election can be made on the application or at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends and distributions originate, on 10 days notice by telephone to the Fund. A signature guarantee may be required to make the Dividend Relay Election. See "General Information About a Fund Account." There is no administrative charge for this service. No sales charge will apply to the purchase of shares of the
Growth-Oriented or Income-Oriented Funds made pursuant to the election; dividends and distributions are credited to the receiving Fund the day they are paid at the receiving Fund's net asset value for that day. If the Dividend Relay Election is made to direct dividends and distributions from a Fund used to fund the shareholder's retirement plan (for example, an IRA) to a receiving Fund that is not used to fund the shareholder's retirement plan, a taxable distribution from the retirement plan will result. Shareholders should consult their tax advisor prior to making such an election.

     Dividends and distributions derived from shares of the Funds used to fund certain employee benefit plans are not eligible for the Dividend Relay Election.

     If the Dividend Relay Election privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to redeem the account and send the proceeds to the shareholder.

     Shareholders may discontinue the Dividend Relay Election at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends originate, on 10 days notice by telephone to the Fund. The Funds reserve the right to discontinue or modify this service upon 60 days written notice to shareholders.

TAX TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

     It is the policy of each of the Funds to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Funds intend to qualify for the tax treatment applicable to regulated investment companies under the provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amounts so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Funds intend to comply with the Act's requirements and to avoid this excise tax. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities where the ex-dividend date may have passed, in which case such dividends are recorded as soon as the Fund is informed of the ex-dividend date. The Funds are required by law to withhold 31% of dividends paid to investors who do not furnish the Fund their correct taxpayer identification number, which in the case of most individuals is their social security number.

     The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund also intend to qualify to pay exempt-interest dividends to their shareholders. An exempt-interest dividend is that part of dividend distributions made by the Funds which consists of interest received by the Funds on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends when calculating the corporate alternative minimum tax. Persons investing on behalf of a Subchapter S corporation should seek the advice of a tax advisor prior to purchasing shares of the Tax-Exempt Bond Fund or Tax-Exempt Cash Management Fund. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item to determine whether they are subject to the alternative minimum tax. These Funds may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

     In each fiscal year when, at the close of such year, more than 50% of the value of the International, International Emerging Markets or International SmallCap Fund's total assets are invested in securities of foreign corporations, the Fund may elect pursuant to Section 853 of the Internal Revenue Code to permit its shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, shareholders should include in gross income for federal income tax purposes both cash dividends received from the Fund and the amount which the Fund advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. The shareholders would then be entitled to subtract from their federal income taxes the amount of such taxes withheld, or else treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit for tax deduction is subject to certain limitations.

     Under the federal income tax law, dividends paid from investment income and from realized short-term capital gains, if any, are generally taxable at ordinary income rates whether received in cash or additional shares. The net income of the Cash Management Fund for purposes of its financial reports and determination of the amount of distributions to shareholders may exceed its net income as determined for tax purposes because certain market discount income will be currently included as income for book purposes but not for tax purposes. Although all net income for book purposes will be distributed to shareholders, such distributions are taxable to shareholders of the Fund as ordinary income only to the extent that they do not exceed the shareholder's ratable share of the Fund's investment income and any short-term capital gain as determined for tax purposes. The balance, if any, will be applied against and will reduce the shareholder's cost or other tax basis for the shares.

     Dividends from net investment income of each of the Funds will be eligible for a 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. Dividends from the Income-Oriented Funds and the Money Market Funds are not expected to qualify for the 70% dividend received deduction. Dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January will be deemed to have been distributed to shareholders in December. The Funds will inform shareholders of the amount and nature of their income dividends and capital gains distributions. Dividends from net income and distributions of capital gains may also be subject to state and local taxation.

     Additional information regarding taxation is included in the Statement of Additional Information. Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

HOW TO EXCHANGE SHARES

     Class A shares for all of the Funds (except the Money Market Funds and the Limited Term Bond Fund), or Class B shares for all of the Funds may be exchanged at net asset value for shares of the same class of any other Principal Fund described in the Prospectus, at any time. Class A shares of the Limited Term Bond Fund may be exchanged at net asset value for Class A shares of any of the other Principal Funds at any time 90 days after the purchase of such shares. The CDSC that might apply if Class B shares, or certain Class A shares, are redeemed will not apply if these shares are exchanged. However, for purposes of computing the CDSC on the shares acquired through the exchange, the length of time the acquired shares have been owned by a shareholder will be measured from the date of original purchase of the exchanged shares and the amount of the CDSC will be determined based upon the CDSC table to which the exchanged shares were subject. Thus, when shares acquired through the exchange are redeemed, the redemption may be subject to the CDSC, depending upon when the exchanged shares were originally purchased.

     Class A shares of Principal Cash Management Fund or Principal Tax-Exempt Cash Management Fund acquired by direct purchase are not included in the net asset value exchange privilege. However, Class A shares of these two Funds acquired by exchange of any other Principal Fund shares, or by conversion of Class B shares, and additional shares which have been purchased by reinvesting dividends earned on Class A shares, may be exchanged for other Class A shares without a sales charge. In addition, Class A shares of the Money Market Funds acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for Class B shares of any Growth-Oriented or Income-Oriented Fund.

     Shares of a Fund used to fund an employee benefit plan may be exchanged only for shares of other Principal Funds made available to such plan. A request for an exchange of shares used to fund an Employee Benefit Plan must be made in accordance with the procedures provided in the Plan and the written service agreement. All other shareholders may exchange shares by simply submitting a written request or a completed Exchange Authorization Form to the Fund. Exchange Authorization Forms are available by calling or writing the Fund. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase. A telephone exchange privilege is currently available for amounts up to $500,000. Procedures for telephone transactions are described under "How to Sell Shares." The telephone exchange privilege is not available for accounts for which share certificates remain outstanding.

     A shareholder may also make an Automatic Exchange Election. This election authorizes an exchange as described above from one Principal Fund to any or all of the other Principal Funds on a monthly, quarterly, semiannual or annual basis. The minimum amount that may be exchanged into any Principal Fund must equal or exceed $300 on an annual basis. The exchange will occur on the date of the month specified by the shareholder in the election so long as the day is a trading day. If the designated day is not a trading day, the exchange will occur on the next trading day occurring during that month. If the next trading day occurs in the following month, the exchange will occur on the trading day prior to the designated day. The Automatic Exchange Election may be made on the open account application, on 10 days written notice or, if telephone transaction services apply to the account from which the exchange is made, on 10 days notice by telephone to the Fund from which the exchange will be made. See "How to Sell Shares" for an explanation of the applicability of telephone transaction services. Exchanges from a Fund used to fund the shareholder's retirement plan to a Principal Fund not used to fund the shareholder's retirement plan will result in a taxable distribution from the retirement plan. Shareholders should consult their tax adviser prior to making such an exchange. A shareholder may modify or discontinue the election on 10 days written notice or notice by telephone to the Fund from which exchanges are made.

     General - An exchange, whether in writing, by telephone or other means, by any joint owner shall be binding upon all joint owners. If the exchanging shareholder does not have an account with the Fund in which shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and dealer of record as the account from which shares are exchanged. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired. A shareholder may receive shares in exchange only if they may be legally offered in the shareholder's state of residence. If a certificate has been issued an exchange will be made only upon receipt of the certificate of shares to be exchanged. In order to establish a systematic accumulation plan or a periodic withdrawal plan for the new account, an exchanging shareholder must file a specific written request.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Directors or Principal Management Corporation believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. A shareholder may modify or discontinue an election on 10 days written notice or notice by telephone to the Fund from which exchanges are made.

HOW TO SELL SHARES

     Each Fund will redeem its shares upon request. Shares are redeemed at the net asset value calculated after the Fund receives the request in proper form, less any applicable CDSC. There is no additional charge for redemptions. Redemptions, whether in writing or by telephone or other means, by any joint owner shall be binding upon all joint owners. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption. The Funds generally send redemption proceeds the business day after the request is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than three business days, as permitted by federal securities law. A Fund will redeem only those shares for which it has received payment. To avoid the inconvenience of a delay in obtaining redemption proceeds, shares may be purchased with a certified check, bank cashiers check or money order.

     A request for the redemption of shares used to fund certain employee benefit plans must be made in accordance with the procedures provided in the Plan and the written service agreement. Princor usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Princor for details. Shareholders may redeem by mail, by telephone or, in the case of Class A shares of Money Market Fund accounts, by a checkwriting service. The Fund reserves the right to modify any of the methods of redemption or to charge a fee for providing these services upon written notice to shareholders.

     By Mail - A shareholder simply sends a letter to Princor, at P.O. Box 10423, Des Moines, Iowa 50306, requesting redemption of any part or all of the shares owned by specifying the Fund account from which the redemption is to be made and either a dollar or share amount. The letter must provide the account number and be signed by a registered owner. If certificates have been issued, they must be properly endorsed and forwarded with the redemption request. If payment of less than $100,000 is to be mailed to the address of record, which has not been changed within the three month period preceding the redemption request, and is made payable to the registered shareholder or joint shareholders, or to Principal Mutual Life Insurance Company or any of its affiliated companies, the Fund will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

     By Telephone - Shareholders may redeem shares valued at up to $100,000 from any one Fund by telephone, unless the shareholder has notified the Fund of an address change within the three month period preceding the date of the request. Such redemption proceeds will be mailed to the shareholder's address of record. Telephone redemption proceeds may also be sent by check or wire transfer to a commercial bank account in the United States previously authorized in writing by the shareholder. A wire charge of up to $6.00 will be deducted from the Fund account from which the redemption is made for all wire transfers. If proceeds are to be used to settle a securities transaction with a selected dealer, telephone redemptions may be requested by the shareholder or upon appropriate authorization from an authorized representative of the dealer, and the proceeds will be wired to the dealer. The telephone redemption privilege is available only if telephone transaction services apply to the account from which shares are redeemed. Telephone transaction services apply to all accounts, except accounts used to fund a Princor IRA or TDA or certain employee benefit plans, unless the shareholder has specifically declined this service on the account application or in writing to the Fund. The telephone redemption privilege will not be allowed on shares for which certificates have been issued.

     Shareholders may exercise the telephone redemption privilege by telephoning 1-800-247-4123. If all telephone lines are busy, shareholders might not be able to request telephone redemptions and would have to submit written redemption requests. Although the Funds and the transfer agent are not responsible for the authenticity of redemption requests received by telephone, the right is reserved to refuse telephone redemptions when in the opinion of the Fund from which the redemption is requested or the transfer agent it seems prudent to do so. The shareholder bears the risk of loss caused by a fraudulent telephone redemption request the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birth date and names of all owners listed on the account and sending a written confirmation of the transaction to the shareholder's address of record. In addition, the Fund directs redemption proceeds made payable to the owner or owners of the account only to an address of record that has not been changed within the three-month period prior to the date of the telephone request, or to a previously authorized bank account.

     By Checkwriting Service - Shareholders of Class A shares of the Money Market Funds may redeem shares, other than shares subject to a CDSC or shares used to fund a Princor IRA, TDA, SEP, SAR-SEP or certain employee benefit plans, by writing checks on their accounts if this service is elected when completing the Fund application. Upon receipt of the properly completed form and signature card, the Fund will provide withdrawal checks drawn on Norwest Bank Iowa, N.A. These checks may be payable to the order of any person in the amount of not less than $100. Shareholders will continue to earn dividends until the check clears. After a check is presented to Norwest Bank for payment, a sufficient number of full or fractional shares will be redeemed from the account to cover the amount of the check. Shareholders currently pay no fee for the checkwriting service, but this may be changed in the future upon written notice to shareholders. The checkwriting service is not available on shares for which certificates have been issued.

     Shareholders utilizing withdrawal checks will be subject to Norwest Bank's rules governing checking accounts. Shareholders should make sure their accounts have sufficient shares to cover the amount of any check drawn. If insufficient shares are in the account, the check will be returned marked "Insufficient Funds" and no shares will be redeemed. The checkwriting service may be revoked on accounts on which "Insufficient Funds" checks are drawn. Accounts may not be closed by a withdrawal check because the exact amount of the account will not be known until after the check is received by Norwest Bank.

     Moreover, following a purchase by check, redemptions from the Money Market Funds pursuant to the checkwriting service or any of the Principal Funds pursuant to the telephone withdrawal procedure will not be permitted until payment has been collected on the check. During the period prior to the time the redemption is effective, dividends on the Money Market Funds' shares will accrue and be paid and the shareholder will be entitled to exercise all other rights of beneficial ownership.

     Reinvestment Privilege - Within 60 days after redemption, shareholders who redeem all or part of their Class A shares for which a sales charge was paid or which were acquired by the conversion of Class B shares, or Class B shares for which a CDSC was paid, have a onetime privilege to reinvest the amount redeemed in Class A shares of any of the Funds without a sales charge.

     The reinvestment or exchange will be made at the net asset value next computed after written notice of exercise of the privilege is received in proper and correct form by Princor. All reinvestments or exchanges are subject to acceptance by the Fund or Funds and Princor. The redemption which precedes such reinvestment or exchange is regarded as a sale; therefore, if the shareholder has realized a gain on the redemption, such gain may be taxable and exercising the reinvestment privilege will not alter any tax payable. If a loss is realized on the redemption of Fund shares, the reinvestment may be subject to the "wash sale" rules, resulting in a postponement of the recognition of such loss for federal income tax purposes. Accurate records should be kept for the duration of the account for tax purposes.

PERIODIC WITHDRAWAL PLAN

     A shareholder may request that a fixed number of Class A shares or Class B shares ($25 initial minimum amount) or enough Class A shares or Class B shares to produce a fixed amount of money ($25 initial minimum amount) be withdrawn from an account monthly, quarterly, semiannually or annually. As described under "Offering Price of the Funds' Shares," withdrawals from certain Class A shares of the Funds other than the Money Market Funds, and Class B shares may be subject to a CDSC. However, each year a shareholder may make periodic withdrawals of up to 10% of the value of an account for Class B shares without incurring a CDSC. The amount of the 10% free withdrawal privilege for an account is initially determined based upon the value of the account as of the date of the initial periodic withdrawal. If a periodic withdrawal plan is established at the time Class B shares are purchased, the amount of the initial 10% free withdrawal privilege may be increased by 10% of the amount of additional purchases in that account made within 60 days after Class B shares were first purchased. After a periodic withdrawal plan has been established the amount of the 10% withdrawal privilege will be re-determined as of the last business day of December each year. The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that the investor may withdraw. Shareholders considering the implementation of a Plan using shares of the Tax-Exempt Bond Fund are cautioned that the portion of redemption proceeds which represents tax-exempt income which has been accrued but not declared as a dividend by the Fund may be taxed at capital gains rates. See "Distribution of Income Dividends and Realized Capital Gains." An investor may initiate a Periodic Withdrawal Plan by signing an Agreement for Periodic Withdrawal Form and depositing any share certificates that have been issued or, if no certificates have been issued and telephone transaction services apply to the account, by telephoning the Fund.

     A shareholder of Class A shares of the Money Market Funds may establish a Pre-Authorized Check (PAC) Withdrawal Service to enable a shareholder's creditor to receive monthly installment payments from the shareholder's account if the shareholder's creditor is capable of providing this service. The shareholder's creditor will provide the necessary forms to establish a PAC Withdrawal Service.

     Redemptions to pay insurance premiums - Upon completion of the necessary authorization, shareholders of Class A shares of the Money Market Funds who pay insurance or annuity premiums or deposits to Principal Mutual Life Insurance Company or its affiliated companies may authorize automatic redemptions from Class A shares of the Fund to pay such amounts. Details relative to this option may be obtained from the Funds.

     Cash withdrawals are made out of the proceeds of redemption on the day designated by the shareholder, so long as the day is a trading day, and will continue until cancelled. If no date is designated, redemptions will occur on the fifteenth day of the month. If the designated day is not a trading day, the redemption will occur on the next trading day occurring during that month. If the next trading day occurs in the following month, the redemption will occur on the trading day prior to the designated day. Withdrawal payments will be sent on or before the third business day following such redemption. The redemption of shares to make payments under this Plan will reduce and may eventually exhaust the account. An investor will be disadvantaged by making additional purchases of shares of any investment company on which there is a sales charge at the same time that a Periodic Withdrawal Plan is in effect since a duplication of sales charges will result. No purchase payments for shares of any Fund except Principal Cash Management Fund or Principal Tax-Exempt Cash Management Fund will be knowingly accepted by Princor Financial Services Corporation while periodic withdrawals under this plan are being made, unless the purchase represents a substantial addition to the shareholder's account.

     Each redemption of shares may result in a gain or loss, which may be reportable for income tax purposes. An investor should keep an accurate record of any gain or loss on each withdrawal. Shareholders should consult their tax advisors prior to establishing a periodic withdrawal plan from an Individual Retirement Account. Any income dividends or capital gains distributions on shares held under a Periodic Withdrawal Plan are reinvested in additional shares at net asset value. Withdrawals may be stopped at any time without penalty, subject to notice in writing which is received by the Fund.

PERFORMANCE CALCULATION

     From  time  to  time,  the  Funds  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Funds and about a Fund's largest industry holdings and largest five to ten specific securities holdings in its portfolio. The funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. The Funds' yield and total return figures described below will vary depending upon market conditions, the composition of the Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Funds' performance figures to performance figures published for other investment vehicles. Any performance data quoted for the Funds represents only historical performance and is not intended to indicate future performance of the Funds. For further information on how the Funds calculate yield and total return figures, see the Statement of Additional Information.

Growth-Oriented and Income-Oriented Funds

     The Income-Oriented Funds may advertise their respective yields and average annual total returns. The Growth-Oriented Funds may advertise their respective average annual total returns. Yield is determined by annualizing each Fund's net investment income per share for a specific, historical 30-day period and dividing the result by the ending maximum public offering price for Class A shares or the net asset value for Class B shares of the Fund for the same period. Average annual total return for each Fund is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. These calculations assume the payment of the maximum front-end load (in the case of Class A shares) or the applicable CDSC (in the case of Class B shares). The Funds may also calculate total return figures for a specified period that reflect reduced sales charges available to certain classes of investors and figures that do not take into account the maximum initial sales charge or contingent deferred sales charge to illustrate changes in the Funds' net asset values over time. A tax-equivalent yield may also be advertised by the Tax-Exempt Bond Fund.

Money Market Funds

     From time to time the Money Market Funds may advertise their respective yield and effective yield. The yield of each Fund refers to the income generated by an investment in that Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A tax-equivalent yield may also be advertised by the Tax-Exempt Cash Management Fund.

     The yield for the Money Market Funds will fluctuate daily as the income earned on the investments of the Funds fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Funds are open-end investment companies and there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in the Funds is not insured. Investors comparing results of the Funds with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

     Share certificates will be issued to shareholders only when requested. Shareholders of the Funds will receive a statement of account for the Fund in which they have invested. The Funds treat the statement of account as evidence of ownership of Fund shares.
This is known as an open account system. Each Fund bears the cost of the open account system.

     A confirmation statement indicating the current transaction and the total number of Fund shares owned will generally be provided each time a shareholder invests in a Fund. However, there are certain exceptions, described below, when quarterly or monthly confirmation statements will be provided.

     Quarterly Statements. A quarterly statement disclosing information regarding purchases, redemptions, and reinvested dividends or distributions occurring during the quarter, as well as the balance of shares owned and account values as of the statement date will be provided to shareholders for the following types of accounts:

     1. Accounts for which the only activity during a calendar quarter is the purchase of shares due to the reinvestment of dividends and/or capital gains distributions from the Fund or from another Principal Fund as a result of a Dividend Relay Election;
     2. Accounts from which redemptions are made pursuant to a Periodic Withdrawal Plan;
     3. Accounts for which purchases are made pursuant to a Systematic Accumulation Plan; 4. Accounts from which purchases or redemptions are made pursuant to an automatic exchange election;
     5. Accounts used to fund certain individual retirement or individual pensions plans qualified under the Internal Revenue Code; and
     6. Accounts established through an arrangement involving a group of two or more shareholders for whom purchases of shares are made through a person (e.g. an employer ) designated by the group. A statement indicating receipt of the total amount paid by the group will be sent to the designated person at the time each purchase is made. If the payment on behalf of the group is not received from the designated person within 10 days of the date such payments are to be made, each member will be notified and thereafter each member will receive a statement at the time of each purchase for the three succeeding payments. If a payment is not received in the current quarter on behalf of a member for whom a payment had been received in the previous quarter, a statement will be sent to such group member reflecting that a payment was not received on the member's behalf.

     Monthly Statements. Shareholders of the Money Market Funds for whom quarterly statements are not available, will receive a monthly statement disclosing the current balance of shares owned and a summary of transactions through the last business day of the month.

     Signature Guarantee. The Funds have adopted the policy of requiring signature guarantees in certain circumstances to safeguard shareholder accounts. A signature guarantee is necessary under the following circumstances:

     1. If a redemption payment is to be made payable to a payee other than the registered shareholder or joint shareholders, or Principal Mutual Life Insurance Company or any of its affiliated companies or selected administrators of qualified retirement plans;

     2. To make a Dividend Relay Election directing dividends from a Fund account which has joint owners to a Fund account which has only one owner or different joint owners;

     3.   To change the ownership of the account;

     4. To add telephone transaction services to an account established prior to March 1, 1992 or to any account after the initial application is processed;

     5. When there is any change to a bank account designated under an established telephone withdrawal plan; and

     6. If a redemption payment is to be mailed to an address other than the address of record or to an address of record that has been changed within the preceding three months.

     A shareholder's signature must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public is not acceptable.

     Minimum Account Balance. Although there currently is no minimum balance, due to the disproportionately high cost of maintaining small accounts, the Funds reserve the right to redeem all shares in an account with a value of less than $300 and to mail the proceeds to the shareholder. Involuntary redemptions will not be triggered solely by market activity. Shareholders will be notified before these redemptions are to be made and will have thirty days to make an additional investment to bring their accounts up to the required minimum. The Funds reserve the right to increase the required minimum.

RETIREMENT PLANS

     Shares of the Funds, except the Tax-Exempt Bond and Tax-Exempt Cash Management Fund, are offered to fund certain retirement plans for which Principal Mutual Life Insurance Company acts as custodian. These retirement plans include Individual Retirement Accounts (IRAs), Simplified Employee Pension and Salary Reduction Simplified Employee Pension Plans (SEPs and SAR/SEPs) all of which are described in Section 408 of the Internal Revenue Code, and salary deferral TDA plans as described in Section 403(b)(7) of the Internal Revenue Code. The necessary forms to establish one of the Princor retirement plans, including an application, may be obtained from a registered representative of Princor or by calling 1-800-451-5447. DO NOT USE THE APPLICATION INCLUDED IN THIS PROSPECTUS TO START A PRINCOR RETIREMENT PLAN. The Systematic Accumulation Plan may be used to purchase shares of the Funds for a Princor retirement plan. See "How to Purchase Shares." Telephone redemptions are not available on accounts used to fund a Princor retirement plan. See "How to Sell Shares." Investors should consult their tax counsel for retirement plan tax information.

SHAREHOLDER RIGHTS

     The following information is applicable to each of the Principal Funds. Each Fund's shares (except Tax-Exempt Bond Fund and Tax-Exempt Cash Management
Fund) are currently divided into three classes. Shares of the Tax-Exempt Bond Fund are divided into two classes. The Tax-Exempt Cash Management Fund is only offered in Class A shares. Each Fund share is entitled to one vote with fractional shares voting proportionately. All classes of shares for each Fund will vote together as a single class except where required by law or as determined by the Fund's Board of Directors. Shares are freely transferable, are entitled to dividends as declared by the Fund's Board of Directors and, if the Fund were liquidated, would receive the net assets of the Fund. Shareholders of a Fund may remove any director of that Fund with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders. Shareholders will be assisted with shareholder communication in connection with such matter.

     The Board of Directors of each Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue and may issue two or more classes of shares having such preferences and special or relative rights and privileges as the Directors may determine, without shareholder approval.

     The Funds are not required to hold an annual meeting of shareholders in any year unless required to do so under the Investment Company Act of 1940. The Funds intend to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors. However, each Fund will hold a meeting of shareholders when requested to do so in writing by the holders of 10% or more of the outstanding shares of that Fund.

     Shareholder inquiries should be directed to the appropriate Fund at The Principal Financial Group, Des Moines, Iowa 50392.

     As  of  __________,   Principal  Mutual  Life  Insurance  Company  and  its
subsidiaries and affiliates owned 25% or more of the outstanding voting shares of each Fund as indicated:

                                                              Percentage of
                                             Number of      Outstanding Shares
               Fund                        Shares Owned           Owned

     Capital Value Fund                      _,___,___            __.__%
     International Emerging Markets Fund     _,___,___            __.__%
     International SmallCap Fund             _,___,___            __.__%
     Limited Term Bond Fund                  _,___,___            __.__%

ADDITIONAL INFORMATION

     Organization: The Funds were incorporated in the state of Maryland on the following dates: Balanced Fund - November 26, 1986; Blue Chip Fund - December 10, 1990; Bond Fund - December 2, 1986; Capital Value Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Cash Management Fund - June 10, 1982; International Emerging Markets Fund - May 27, 1997; Government Securities Income Fund - September 5, 1984; Growth Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); High Yield Fund - November 26, 1986; International Fund - May 12, 1981; International SmallCap Fund - May 27, 1997; Limited Term Bond Fund - August 9, 1995; MidCap Fund - February 20, 1987; Real Estate Fund - May 27, 1997; SmallCap Fund August 13, 1997; Tax-Exempt Bond Fund - June 7, 1985; Tax-Exempt Cash Management Fund - August 17, 1987; Utilities Fund - September 3, 1992.

     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Funds except the International Emerging Markets Fund, International Fund and International SmallCap Fund. The custodian for the International Emerging
Markets Fund, International Fund and International SmallCap Fund is Chase Manhattan Bank, Global Securities Services, Chase Metro Tech Center, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the Funds.

     Capitalization: The authorized capital stock of each Fund consists of 100,000,000 shares of common stock (2,000,000,000 for Principal Cash Management Fund and 1,000,000,000 Principal Tax-Exempt Cash Management Fund), $.01 par value.

     Financial Statements: Copies of the financial statements of each Fund will be mailed to each shareholder semiannually. At the close of each fiscal year, each Fund's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Fund for their respective present fiscal years.

     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Funds have filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of this Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor
Financial Services Corporation. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

     Principal Underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306, is the principal underwriter for each of the Principal Funds.

     Transfer  Agent  and  Dividend  Disbursing  Agent:   Principal   Management
Corporation, The Principal Financial Group, Des Moines, Iowa, 50392, is the transfer agent and dividend disbursing agent for each of the Principal Funds.




      This Prospectus describes a family of investment companies ("Principal Funds" formerly known as "Princor Funds") which has been organized by Principal Mutual Life Insurance Company. Together the Funds provide the following range of investment objectives:


                              GROWTH-ORIENTED FUNDS

                                    Domestic


Principal Balanced Fund, Inc. (formerly known as Princor Balanced Fund, Inc.) seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Principal Blue Chip Fund, Inc. (formerly known as Princor Blue Chip Fund, Inc.) seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

Principal Capital Value Fund, Inc. (formerly known as Princor Capital Accumulation Fund, Inc.) seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal Growth Fund, Inc. (formerly known as Princor Growth Fund, Inc.) seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal MidCap Fund, Inc. (formerly known as Princor Emerging Growth Fund, Inc.) seeks to achieve long-term capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Principal Real Estate Fund, Inc. seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

Principal SmallCap Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

Principal Utilities Fund, Inc. (formerly known as Princor Utilities Fund, Inc.) seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies in the public utilities industry. International


Principal International Emerging Markets Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.


Principal International Fund, Inc. (formerly known as Princor World Fund, Inc.) seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Principal International SmallCap Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.


                              INCOME-ORIENTED FUNDS


Principal Bond Fund, Inc. (formerly known as Princor Bond Fund, Inc.) seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.




THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is _______________.


Principal Government Securities Income Fund, Inc. (formerly known as Princor Government Securities Income Fund, Inc.) seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

Principal High Yield Fund, Inc. (formerly known as Princor High Yield Fund, Inc.) seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed not to involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income. Principal High Yield Fund, Inc. invests predominantly in lower rated bonds, commonly referred to as "junk bonds" and may invest 100% of its assets in such bonds. Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. Purchasers should carefully assess the risks associated with an investment in this fund. THESE ARE SPECULATIVE SECURITIES.

Principal Limited Term Bond Fund, Inc. (formerly known as Princor Limited Term Bond Fund, Inc.) seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.


                               Money Market Funds


Principal Cash Management Fund, Inc. (formerly known as Princor Cash Management Fund, Inc.) seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

     Each of the Principal Funds described in this Prospectus offers three classes of shares: Class A shares, Class B shares and Class R shares. Each class is sold pursuant to different sales arrangements and bears different expenses. Only Class R shares are offered through this Prospectus. Class A shares are described herein only because Class R shares convert to Class A shares after a period of time. For more information about the different sales arrangements, see "How to Purchase Shares" and "Offering Price of Fund's Shares ." For information about various expenses borne by Class R shares and Class A shares see "Overview."


     Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.


     An investment in any of the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Principal Cash Management Fund will be able to maintain a stable net asset value of $1.00 per share.



     This Prospectus concisely states information about the Principal Funds that an investor should know before investing. It should be read and retained for future reference.

     Additional information about the Funds has been filed with the Securities and Exchange Commission, including a document called a Statement of Additional Information dated __________ which is incorporated by reference herein. The Statement of Additional Information and a Prospectus describing Class A and Class B shares can be obtained free of charge by writing or telephoning the Funds' principal underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.


                             TABLE OF CONTENTS                             Page


     Overview................................................................  3
     Financial Highlights....................................................  9
     Investment Objectives, Policies and Restrictions........................ 18
         Growth-Oriented Funds............................................... 18
             Domestic........................................................ 18
             International................................................... 23
         Income-Oriented Funds............................................... 24
         Money Market Fund................................................... 29
         Certain Investment Policies and Restrictions........................ 30
     Risk Factors............................................................ 31
     How the Funds are Managed............................................... 32
     How to Purchase Shares.................................................. 35
     Offering Price of Funds' Shares ........................................ 36
     Distribution and Shareholder Servicing Plans and Fees................... 37
     Determination of Net Asset Value of Funds' Shares....................... 37
     Distribution of Income Dividends and Realized Capital Gains ............ 38
     Tax Treatment of the Funds, Dividends and Distributions ................ 40
     How to Exchange Shares.................................................. 41
     How to Sell Shares...................................................... 41
     Periodic Withdrawal Plan................................................ 43
     Performance Calculation................................................. 43
     General Information About a Fund Account................................ 44
     Shareholder Rights...................................................... 44
     Additional Information.................................................. 45

     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of any of the Funds in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. Currently, shares of the Funds are not available for sale in New Hampshire, in any U.S. possession or in Canada or any other foreign country. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Funds Manager. Because the Principal Funds use a combined Prospectus there may be a possibility that one Fund might become liable for any misstatements, inaccuracy, or incomplete disclosure in the Prospectus concerning another Fund.


OVERVIEW


     The following overview is provided for your convenience. Please read the detailed information found in the prospectus.

     The Principal Funds are separately incorporated, open-end diversified management investment companies. Each of the Principal Funds described in this Prospectus offers three classes of shares: Class A, Class B and Class R shares. However, only Class R shares are offered through this Prospectus.


Who may Invest

     Class R shares are offered only to the following: (1) people who receive lump sum distributions (other than distributions received as a result of a plan termination) from certain retirement plans administered by Principal Mutual Life Insurance Company under the terms of a written service agreement ("Administered Employee Benefit Plans") to fund individual retirement accounts and to shareholders of Class R shares for any purpose; and (2) mortgagors of mortgages serviced by Principal Mutual Life Insurance Company, its subsidiaries or affiliates.

What it Costs to Invest


     Class R shares are sold without a front-end sales charge or a contingent deferred sales charge. Class R shares of each Fund are subject to a 12b-1 fee at annual rate of .75% of the Fund's average net assets attributable to Class R shares. Class R shares automatically convert into Class A shares, based on relative net asset values (which means without a sales charge), approximately four years after purchase. The tables on the next page depict the fees and expenses applicable to the purchase and ownership of shares of each of the Funds. Table A depicts Class R shares and is based on amounts incurred by the Funds' Class A shares during the fiscal year ended October 31, 1997, and assumptions regarding the level of expenses anticipated for Class R shares during the current fiscal year. Table B depicts Class A shares and is based on amounts incurred by the Funds during the fiscal year ended October 31, 1997, except as otherwise indicated. While Table B depicts the maximum sales charge applicable to shares sold to the public, no sales charge applies when Class R shares convert to Class A shares. The table included as an Example indicates the cumulative expenses an investor would pay on an initial $1,000 investment that earns a 5% annual return, regardless of whether shares are redeemed. The examples are based on each Fund's Annual Operating Expenses described in Tables A and B. Please remember that the Examples should not be considered a representation of future expenses and that actual expenses may be greater or less than those shown.


                                                           Shareholder Transaction Expenses

                                          Maximum Sales Load Imposed                                     Contingent
                                                 on Purchases               Redemption    Exchange     Deferred Sales
                     Fund             (as a percentage of offering price)      Fee*         Fee            Charge
                     ----             ----------------------------------       ----         ---            ------


               Class A Shares
               --------------
     All Funds except Limited Term Bond Fund
       and Money Market Funds                        4.75%                     None         None            None
     Limited Term Bond Fund                          1.50%                     None         None            None
     Money Market Funds                              None                      None         None            None

               Class R Shares
               --------------
     All Funds                                       None                      None         None            None

     * A wire charge of $6.00 will be deducted for all wire transfers.

    ----------------------------------------------------------------------------------------
                                              CLASS R SHARES
    TABLE A                                         Annual Fund Operating Expenses
                                                (as a percentage of average net assets)
                                          -------------------------------------------------

                                          Management    12b-1     Other     Total Operating
                Fund                          Fee        Fee     Expenses       Expenses
                ----                          ---        ---     --------       --------
     Balanced Fund                               %          %         %              %
     Blue Chip Fund
     Bond Fund                                                                      **
     Capital Value Fund
     Cash Management Fund                                                           *
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund                                            **
     International Fund
     International SmallCap Fund                                                    **
     Limited Term Bond Fund                                                         *
     MidCap Fund
     Real Estate Fund                         .90        .75       .55              ***
     SmallCap Fund                            .85        .75       .55              ***
     Utilities Fund

     *   After waiver.
     **  Annualized
     *** Estimated expenses.

    ----------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------------
                                             CLASS A SHARES
    TABLE B                                        Annual Fund Operating Expenses
                                               (as a percentage of average net assets)
                                          -------------------------------------------------
                                          Management    12b-1      Other    Total Operating
                Fund                          Fee        Fee     Expenses      Expenses
                ----                          ---        ---     --------      --------
     Balanced Fund                               %          %         %              %
     Blue Chip Fund
     Bond Fund                                                                       *
     Capital Value Fund
     Cash Management Fund                               None                         *
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund                                             ****
     International Fund
     International SmallCap Fund                                                     ****
     Limited Term Bond Fund                                                          *
     MidCap Fund
     Real Estate Fund                         .90        .25       .55           1.70***
     SmallCap Fund                            .85        .25       .55           1.65***
     Utilities Fund                                                                  *

     *   After waiver.
     **  Annualized
     ****Estimated expenses.

   ----------------------------------------------------------------------------------------

                                                     EXAMPLE

     You would pay the following expenses on a $1,000  investment,  assuming (1)
     5% annual return and (2) redemption at the end of each time period:

                                                  1 Year              3 Years          5 Years (a)          10 Years (a)
                                             -----------------   -----------------   -----------------   -----------------

                                             Class A   Class R   Class A   Class R   Class A   Class R   Class A   Class R
                     Fund                    Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares


     Balanced Fund                               $         $         $         $         $         $          $         $
     Blue Chip Fund                              $         $         $         $         $         $          $         $
     Bond Fund                                   $         $         $         $         $         $          $         $
     Capital Value Fund                          $         $         $         $         $         $          $         $
     Cash Management Fund                        $         $         $         $         $         $          $         $
     Government Securities Income Fund           $         $         $         $         $         $          $         $
     Growth Fund                                 $         $         $         $         $         $          $         $
     High Yield Fund                             $         $         $         $         $         $          $         $
     International Emerging Markets Fund         $         $         $         $       N/A       N/A        N/A       N/A
     International Fund                          $         $         $         $         $         $          $         $
     International SmallCap Fund                 $         $         $         $       N/A       N/A        N/A       N/A
     Limited Term Bond Fund                      $         $         $         $         $         $          $         $
     MidCap Fund                                 $         $         $         $         $         $          $         $
     Real Estate Fund                          $64       $22       $99       $69       N/A       N/A        N/A       N/A
     SmallCap Fund                             $63       $22       $97       $67       N/A       N/A        N/A       N/A
     Utilities Fund                              $         $         $         $         $         $          $         $

     (a) The amount in this column reflects the conversion of Class R shares to Class A shares four years after the initial purchase.

     The purpose of the preceding tables is to help you understand the various expenses that you will pay, either directly or indirectly. Although Annual Fund Operating Expenses shown in the Expense Table for Class A shares are generally based upon each Fund's actual expenses, the 12b-1 Plan adopted by each of the Funds (except the Money Market Funds which have no such Plan for Class A shares) permits Princor Financial Services Corporation ("Princor") as underwriter to retain an annual fee of up to .25% of each Fund's average net assets. A portion of this annual fee is considered an asset-based sales charge. Thus, it is theoretically possible for a long-term shareholder of Class A shares, whether acquired directly or by conversion of Class R shares, to pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers. See "Distribution and Shareholder Servicing Plans and Fees", "How to Purchase Shares" and "How the Funds are Managed."

     The Manager voluntarily waived a portion of its fee for the Bond, Cash Management, Limited Term Bond and Utilities Funds throughout the fiscal year ended October 31, 1997. Without these waivers, total annualized operating expenses as a percentage of average net assets actually incurred by the Funds for the fiscal year ended October 31, 1997 for the Class A shares would have amounted to .__% for the Bond Fund, .__% for the Cash Management Fund, _.__% for the Limited Term Bond Fund and _.__% for the Utilities Fund, and for Class R shares, _.__% for the Bond Fund, _.__% for the Limited Term Bond Fund and _.__% for the Utilities Fund. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis during the period will not exceed, for the Class A shares, .95% for the Bond Fund, .75% for the Cash Management Fund, .90% for the Limited Term Bond Fund and 1.15% for the Utilities Fund, and for the Class R shares, 1.45% for the Bond Fund, 1.25% for the Cash Management Fund, 1.50% for the Limited Term Bond Fund and 1.65% for the Utilities Fund. The foregoing examples assume the continuation of these waivers throughout the periods shown.

What the Funds Offer Investors


     Investor objectives and risk tolerances vary. For example, some of you may want growth to help accumulate assets prior to retirement or to generate current income during retirement. Investors purchase shares of Funds that have investment objectives that match their own financial objectives. The Funds also offer a choice of varying levels of investment risks to assist you in to choosing one or more Funds based on your willingness to assume various risks. The Funds offer:

     Professional Investment Management: Principal Management Corporation (formerly known as Princor Management Corporation) is the Manager for each of the Funds. The Manager employs experienced securities analysts to provide you with professional investment management. The Manager decides how and where to invest Fund assets. Investment decisions are based on research into the financial performance of individual companies and specific securities issues, taking into account general economic and market trends. See "How the Funds are Managed."

     Diversification: Principal Funds allow you to diversify your assets across dozens of securities issued by a number of issuers. In addition, you may further diversify by investing in several of the Funds. Diversification reduces investment risk.

     Economies of Scale: Pooling individual shareholders' money creates administrative efficiencies and, in certain Funds, saves on brokerage commissions through round-lot orders and quantity discounts. By pooling money with other investors, you can invest indirectly in many more securities than you could on your own.

     Liquidity: Upon request, each Fund will redeem all or part of an your shares and promptly pay the current net asset value of the shares redeemed, less any applicable contingent deferred sales charge. See "How to Sell Shares."


     Dividends: Each Fund will normally declare a dividend payable to shareholders from investment income in accordance with its distribution policy. Dividends payable for Class R shares will be lower than dividends payable for Class A shares. See "Distribution of Income Dividends and Realized Capital Gains."


     Convenient Investment and Recordkeeping Services: You will receive quarterly statements of account with information regarding purchases, redemptions and reinvested dividends or distributions occurring during the quarter, as well as the balance of shares owned and account values as of the statement date. In addition, you may complete certain transactions and access account information by telephoning 1-800-247-4123.


Investment Objectives of the Funds

                              GROWTH-ORIENTED FUNDS

                                    Domestic

               Fund                              Investment Objectives


Principal Balanced Fund, Inc.       Total   investment   return   consisting  of
                                    current income and capital appreciation while assuming reasonable risks in furtherance of this objective.

Principal Blue Chip Fund,  Inc.     Growth of capital and growth of income.
                                    In seeking to achieve its objective, the Fund will invest primarily in common stocks of well-capitalized, established companies which the Fund's Manager believes to have the potential for growth of capital, earnings and dividends.

Principal Capital  Value Fund, Inc. Long-term capital appreciation with   a
                                    secondary objective  of growth of investment
                                    income.   The Fund seeks to achieve its
                                    objectives primarily through the purchase
                                    of  common   stocks, but  the   Fund  may
                                    invest in other securities.

Principal Growth Fund, Inc.         Growth of  capital.  The Fund seeks to
                                    achieve  its  objective  through the
                                    purchase primarily of common stocks, but the Fund may invest in other securities.

Principal MidCap Fund, Inc.         Long-term  capital  appreciation.  The Fund
                                    invests primarily in securities of emerging and other growth-oriented companies.

Principal Real Estate Fund, Inc.    Generate total return. In seeking to achieve
                                    its objective, the Fund will primarily
                                    invest in equity securities of companies principally engaged in the real estate industry.

Principal SmallCap Fund, Inc.       Long-term  growth of capital. The Fund seeks
                                    to achieve its  objective  by investing
                                    primarily in equity securities of companies with comparatively smaller market capitalizations.

Principal Utilities Fund, Inc.      Current  income  and  long-term  growth of
                                    income  and  capital.  The Fund invests
                                    primarily  in equity  and  fixed-income
                                    securities of companies engaged in the public utilities industry.


                                  International

               Fund                              Investment Objectives


Principal International Emerging    Long-term growth of  capital. The Fund will
Markets Fund, Inc.                  invest  primarily  in equity securities of
                                    issuers in emerging market countries.

Principal International Fund, Inc.  Long-term  growth  of  capital  by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Principal International
SmallCap Fund,  Inc.                Long-term  growth of capital. The Fund will
                                    invest primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.


                              Income-Oriented Funds

               Fund                            Investment Objectives


Principal Bond Fund, Inc.           As high a level of income as is  consistent
                                    with  preservation  of capital and   prudent
                                    investment risk. This Fund invests primarily in investment-grade bonds.

Principal Government Securities     A high level of current  income,  liquidity
Income Fund, Inc.                   and safety of  principal.  The Fund seeks to
                                    achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National
                                    Mortgage  Association  Certificates ("GNMA
                                    Certificates").  Fund  shares  are  not
                                    guaranteed  by the  United  States
                                    Government.

Principal High Yield Fund, Inc.     High  current income.Capital growth is a
                                    secondary  objective when consistent with
                                    the   objective   of high current-income.
                                    The Fund will invest primarily   in  high
                                    yielding, lower or non-rated fixed-income securities (commonly known as "junk bonds").

Principal Limited Term Bond         A  high level of current income consistent
Fund, Inc.                          with a relatively high level of principal
                                    stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.


                                Money Market Fund

               Fund                          Investment Objectives


Principal Cash Management           As high a level of current income available
Fund, Inc.                          from short-term securities as is considered
                                    consistent with preservation of principal and maintenance of liquidity. The Fund invests in money market instruments.


     There can be no assurance that the investment objectives of any of the Funds will be realized. See "Investment Objectives, Policies and Restrictions."

The Risks of Investing


     Because the Funds have different investment objectives, each Fund is subject to varying degrees of financial and market risks and current income volatility. Financial risk refers to the earnings stability and overall financial soundness of an issuer of an equity security and to the ability of an issuer of a debt security to pay interest and principal when due. Market risk refers to the degree to which the price of a security reacts to changes in conditions in securities markets in general and, with particular reference to debt securities, to changes in the overall level of interest rates. Current income volatility refers to the degree and rapidity which changes in the overall level of interest rates are reflected in the level of current income of a Fund. See "Risk Factors" and "Investment Objectives, Policies and Restrictions."


How to Buy Shares


     You can buy shares by completing an Account Application or a Princor IRA or SEP-IRA Application provided by Princor. Mail it, along with a check if establishing an account that is not part of a direct rollover, to Princor. The initial investment must be at least $1,000 ($250 for an IRA). The minimum initial investment for an account established under the Uniform Gifts to Minors Act or Uniform Transfers Act is $250. The minimum subsequent investment is $100. See "How to Purchase Shares" and "How to Exchange Shares."


     Each Fund described in the Prospectus offers three classes of shares through Princor and other dealers which it selects. The three classes are Class A shares, Class B shares and Class R shares. Only Class R shares are offered through this Prospectus. Each class is sold in different sales arrangements and bears different expense levels.

     Class R shares for each Fund are sold without an initial sales charge or a contingent deferred sales charge. Class R shares have a higher 12b-1 fee than Class A shares, currently at the annual rate of .75% of the Fund's average net assets attributable to Class R shares. Class R shares will automatically convert into Class A shares, based on relative net asset value, approximately four years after purchase. Class R shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. See "How to Purchase Shares" and "Offering Price of Funds' Shares." Class R shares were first offered to the public on February 29, 1996.

How to Exchange Shares


     Shares of Principal Funds may be exchanged for shares of the same Class of other Principal Funds without a sales charge or administrative fee under certain conditions as described under "How to Exchange Shares." Shares may be exchanged by telephone or written request. Also, dividends and capital gains distributions from shares of a Class of one Principal Fund may be automatically "cross-reinvested" in shares of the same Class of another Principal Fund. See "Distribution of Income Dividends and Realized Capital Gains."


How to Sell Shares


     You may sell (redeem) shares only by written request. The request form may be obtained by telephoning 1-800-247-4123 or by writing to Princor, P.O. Box 10423, Des Moines, Iowa 50306. Redemption proceeds will generally be mailed to you on the next business day after the redemption request is received in good order. Redemptions are at net asset value, without charge. See "Offering Price of Funds' Shares" and "How to Sell Shares."

FINANCIAL HIGHLIGHTS

     The tables that follow are based on information included in the Funds' annual financial statements which have been audited by Ernst & Young, LLP, independent auditors. Their report on the financial statements and financial highlights are incorporated by reference (legally made as part of) in this Prospectus . A free copy of the financial statements may be obtained by calling 1-800-451-5447.

GROWTH-ORIENTED FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions
                                                  --------------------------------- --------------------------------------
                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total      Dividends                             Net Asset
                                       Value at   Invest-     Gain        from       from Net  Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment  Investment     from          Total        End
                                       of Period  Income   Investments  Operations    Income   Capital Gains Distributions of Period

   Princor Balanced Fund, Inc.
     Class A
     Year Ended October 31,
       1996                             $13.74     $.38       $1.59       $1.97      $(.43)       $(.67)        $(1.10)     $14.61
       1995                              12.43      .41        1.31        1.72       (.36)        (.05)          (.41)      13.74
       1994                              13.26      .32        (.20)        .12       (.40)        (.55)          (.95)      12.43
       1993                              12.78      .35        1.14       1.49        (.37)        (.64)         (1.01)      13.26
       1992                              11.81      .41         .98        1.39       (.42)         --            (.42)      12.78
       1991                               9.24      .46        2.61        3.07       (.50)         --            (.50)      11.81
       1990                              11.54      .53       (1.70)      (1.17)      (.59)        (.54)         (1.13)       9.24
       1989                              11.09      .61         .56        1.17       (.56)        (.16)          (.72)      11.54
     Period Ended October 31, 1988(b)     9.96      .40        1.02        1.42       (.29)         --            (.29)      11.09
     Class R
     Period Ended October 31, 1996(e)    13.81      .24         .73         .97       (.26)         --            (.26)      14.52
   Princor Blue Chip Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              15.03      .23        2.45        2.68       (.26)        (.35)          (.61)      17.10
       1995                              12.45      .24        2.55        2.79       (.21)         --            (.21)      15.03
       1994                              11.94      .20         .57         .77       (.26)         --            (.26)      12.45
       1993                              11.51      .21         .43         .64       (.18)        (.03)          (.21)      11.94
       1992                              10.61      .17         .88        1.05       (.15)         --            (.15)      11.51
     Period Ended October 31, 1991(f)    10.02      .10         .57         .67       (.08)         --            (.08)      10.61
     Class R
     Period Ended October 31, 1996(e)    16.21      .12         .90        1.02       (.15)         --            (.15)      17.08

   Princor Capital Accumulation
   Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              23.69      .45        5.48        5.93       (.43)       (1.47)         (1.90)      27.72
       1995                              20.83      .45        3.15        3.60       (.39)        (.35)          (.74)      23.69
       1994                              21.41      .39         .93        1.32       (.41)       (1.49)         (1.90)      20.83
       1993                              21.34      .43        1.67        2.10       (.43)       (1.60)         (2.03)      21.41
       1992                              19.53      .45        1.82        2.27       (.46)         --            (.46)      21.34
       1991                              14.31      .49        5.24        5.73       (.51)         --            (.51)      19.53
       1990                              18.16      .52       (3.64)      (3.12)      (.40)        (.33)          (.73)      14.31
     Four Months Ended October 31,
       1989(g)                           19.11      .18        (.06)        .12       (.29)        (.78)         (1.07)      18.16
     Year Ended June 30,
       1989                              18.82      .53        1.10        1.63       (.51)        (.83)         (1.34)      19.11
       1988                              21.66      .44       (1.06)       (.62)      (.41)       (1.81)         (2.22)      18.82
       1987                              20.47      .31        3.33        3.64       (.30)       (2.15)         (2.45)      21.66
     Class R
     Period Ended October 31, 1996(e)    24.73      .19        2.81        3.00       (.16)         --            (.16)      27.57
   Princor Emerging Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              31.45      .14        5.05        5.19       (.14)        (.75)          (.89)      35.75
       1995                              25.08      .12        6.45        6.57       (.06)        (.14)          (.20)      31.45
       1994                              23.56      --         1.61        1.61        --          (.09)          (.09)      25.08
       1993                              19.79      .06        3.82        3.88       (.11)         --            (.11)      23.56
       1992                              18.33      .14        1.92        2.06       (.15)        (.45)          (.60)      19.79
       1991                              11.35      .17        7.06        7.23       (.21)        (.04)          (.25)      18.33
       1990                              14.10      .31       (2.59)      (2.28)      (.37)        (.10)          (.47)      11.35
       1989                              12.77      .26        2.02        2.28       (.15)        (.80)          (.95)      14.10
     Period Ended October 31, 1988(b)    10.50      .06        2.26        2.32       (.05)         --            (.05)      12.77
     Class R
     Period Ended October 31, 1996(e)    33.77      .04        1.88        1.92       (.02)         --            (.02)      35.67

                                                                       Ratios/Supplemental Data
                                                      -----------------------------------------------------------


                                                                               Ratio of Net
                                                                     Ratio of   Investment
                                                      Net Assets at Expenses to  Income to   Portfolio   Average
                                             Total    End of Period   Average     Average    Turnover  Commission
                                           Return(a) (in thousands) Net Assets  Net Assets     Rate     Rate Paid

   Princor Balanced Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                15.10%     $  70,820      1.28%       2.82%       32.6%        $.0421
       1995                                14.18%        57,125      1.37%       3.21%       35.8%           N/A
       1994                                  .94%        53,366      1.51%       2.70%       14.4            N/A
       1993                                12.24%        39,952      1.35%       2.78%       27.5%           N/A
       1992                                11.86%        31,339      1.29%       3.39%       30.6%           N/A
       1991                                34.09%        23,372      1.30%       4.25%       23.6%           N/A
       1990                               (11.28)%       18,122      1.32%       5.22%       33.7%           N/A
       1989                                11.03%        20,144      1.25%       5.45%       30.2%           N/A
     Period Ended October 31, 1988(b)      12.42%(c)     16,282      1.12%(d)    4.51%(d)    65.2%(d)        N/A
     Class R
     Period Ended October 31, 1996(e)       7.52%(c)        875      1.49%(d)    2.26%(d)    32.6%(d)      .0421(d)
   Princor Blue Chip Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                18.20%        44,389      1.33%       1.41%       13.3%         .0456
       1995                                22.65%        35,212      1.38%       1.83%       26.1%           N/A
       1994                                 6.58%        27,246      1.46%       1.72%        5.5%           N/A
       1993                                 5.65%        23,759      1.25%       1.87%       11.2%           N/A
       1992                                 9.92%        19,926      1.56%       1.49%       13.5%           N/A
     Period Ended October 31, 1991(f)       6.37%(c)     12,670      1.71%(d)    1.67%(d)     0.4%(d)        N/A
     Class R
     Period Ended October 31, 1996(e)       7.02%(c)      1,575      1.48%(d)     .68%(d)    13.3%(d)      .0456(d)

   Princor Capital Accumulation
   Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                26.41%       435,617       .69%       1.82%       50.2%         .0421
       1995                                17.94%       339,656       .75%       2.08%       46.0%           N/A
       1994                                 6.67%       285,965       .83%       2.02%       31.7%           N/A
       1993                                10.42%       240,016       .82%       2.16%       24.8%           N/A
       1992                                11.67%       190,301       .93%       2.17%       38.3%           N/A
       1991                                40.63%       152,814       .99%       2.72%       19.7%           N/A
       1990                               (17.82)%      109,507      1.10%       3.10%       27.7%           N/A
     Four Months Ended October 31,
       1989(g)                               .44%(c)    122,685      1.10%(d)    2.87%(d)    19.7%(d)        N/A
     Year Ended June 30,
       1989                                 9.53%       117,473      1.00%       3.04%       28.1%           N/A
       1988                                (2.30)%       97,147       .96%       2.40%       27.9%           N/A
       1987                                20.93%        93,545       .98%       1.73%       20.0%           N/A
     Class R
     Period Ended October 31, 1996(e)      12.74%(c)      1,752      1.16%(d)    1.18%(d)    50.2%(d)      .0421(d)
   Princor Emerging Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                16.89%       229,465      1.32%        .46%       12.3%         .0391
       1995                                26.41%       150,611      1.47%        .47%       13.5%           N/A
       1994                                 6.86%        92,965      1.74%        .02%        8.1%           N/A
       1993                                19.66%        48,668      1.66%        .26%        7.0%           N/A
       1992                                11.63%        29,055      1.74%        .80%        5.8%           N/A
       1991                                64.56%        17,174      1.78%       1.14%        8.4%           N/A
       1990                               (16.80)%        8,959      1.94%       2.43%       15.8%           N/A
       1989                                19.65%         8,946      1.79%       2.09%       13.5%           N/A
     Period Ended October 31, 1988(b)      19.72%(c)      6,076      1.52%(d)  .84%(d)       19.5%(d)        N/A
     Class R
     Period Ended October 31, 1996(e)       6.20%(c)      2,016      1.53%(d)     .29%(d)    12.3%(d)      .0391(d)

Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Certain of the Growth Funds recognized net investment income as follows, for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Growth Funds incurred net realized and unrealized gains/losses on investments during this initial interim period as follows. This represented activities of each fund prior to the initial public offering of fund shares.

                                                                    Per Share
                                               Per Share           Realized and
                                             Net Investment         Unrealized
                Fund                             Income             Gain/(Loss)

     Princor Balanced Fund, Inc.                  $.08                $(.12)
     Princor Emerging Growth Fund, Inc.            .04                  .46

(c)  Total Return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through October 31, 1996. Certain of the Growth Funds Class R shares recognized net investment income for the period from the initial purchase of Class R shares on February 27, 1996 through February 28, 1996 as follows, none of which was distributed to the sole shareholder, Princor Management Corporation. Additionally, the Growth Funds incurred unrealized gains (losses) on investments during the initial period as follows. This represents Class R share activities of each fund prior to the initial offering of Class R shares:


                                               Per Share          Per Share
                                             Net Investment       Unrealized
                    Fund                         Income           Gain/(Loss)

     Princor Balanced Fund, Inc.                  $--                $(.03)
     Princor Blue Chip Fund, Inc.                  .01                (.02)
     Princor Capital Accumulation Fund, Inc.       .01                (.11)
     Princor Emerging Growth Fund, Inc.            --                   .19

(f) Period from March 1, 1991, date shares first offered to public, through October 31, 1991. Net investment income, aggregating $.01 per share for the period from the initial purchase of shares on February 11, 1991 through February 28, 1991, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred unrealized gains on investments of $.01 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(g) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

GROWTH-ORIENTED FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                 Income from Investment Operations          Less Distributions
                                                 --------------------------------- --------------------------------------
                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments  Operations   Income   Capital Gains Distributions of Period

   Princor Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                             $37.22    $.35        $3.50       $3.85      $(.35)      $(1.18)       $(1.53)      $39.54
       1995                              31.14     .35         6.67        7.02       (.31)        (.63)         (.94)       37.22
       1994                              30.41     .26         2.56        2.82       (.28)       (1.81)        (2.09)       31.14
       1993                              28.63     .40         2.36        2.76       (.42)        (.56)         (.98)       30.41
       1992                              25.92     .39         3.32        3.71       (.40)        (.60)        (1.00)       28.63
       1991                              16.57     .41         9.32        9.73       (.38)        --            (.38)       25.92
       1990                              19.35     .35        (1.99)      (1.64)      (.34)        (.80)        (1.14)       16.57
     Four Months Ended October 31,
       1989(b)                           18.35     .08         1.17        1.25       (.16)        (.09)         (.25)       19.35
     Year Ended June 30,
       1989                              19.84     .32          .36         .68       (.29)       (1.88)        (2.17)       18.35
       1988                              23.27     .26        (2.08)      (1.82)      (.22)       (1.39)        (1.61)       19.84
       1987                              21.85     .21         3.72        3.93       (.27)       (2.24)        (2.51)       23.27
     Class R
     Period Ended October 31, 1996(e)    39.27     .10          .13         .23       (.10)        --            (.10)       39.40

   Princor Utilities Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              10.94     .44(f)       .45         .89       (.43)        --            (.43)       11.40
       1995                               9.25     .48(f)      1.70        2.18       (.49)        --            (.49)       10.94
       1994                              11.45     .46(f)     (2.19)      (1.73)      (.45)        (.02)         (.47)        9.25
     Period Ended October 31, 1993(g)    10.18     .35(f)      1.27        1.62       (.35)        --            (.35)       11.45
     Class R
     Period Ended October 31, 1996(e)    11.75     .28(f)      (.41)       (.13)      (.29)        --            (.29)       11.33

   Princor World Fund, Inc.
     Class A
     Year Ended October 31,
       1996                               7.28     .10         1.17        1.27       (.08)        (.33)         (.41)        8.14
       1995                               7.44     .08         (.02)        .06       (.03)        (.19)         (.22)        7.28
       1994                               6.85     .01          .64         .65       (.02)        (.04)         (.06)        7.44
       1993                               5.02     .03         1.98        2.01       (.05)        (.13)         (.18)        6.85
       1992                               5.24     .06         (.14)       (.08)      (.06)        (.08)         (.14)        5.02
       1991                               4.64     .05          .58         .63       (.03)        --            (.03)        5.24
       1990                               4.66     .09         (.04)        .05       (.07)        --            (.07)        4.64
     Ten Months Ended October 31, 1989(h) 4.58     .07          .07         .14       (.06)        --            (.06)        4.66
     Year Ended December 31,
       1988(i)                            3.88     .12          .67         .79       (.09)        --            (.09)        4.58
       1987(i)                            8.55     .12         (.96)       (.84)      (.08)       (3.75)        (3.83)        3.88
       1986(i)                            7.32     .45         2.17        2.62       (.44)        (.95)        (1.39)        8.55
     Class R
     Period Ended October 31, 1996(e)     7.48     .01          .63         .64        --          --            --           8.12

                                                                                  Ratios/Supplemental Data
                                                                ------------------------------------------------------------

                                                                                          Ratio of Net
                                                                                Ratio of   Investment
                                                                Net Assets at Expenses to  Income to   Portfolio   Average
                                                       Total    End of Period   Average     Average     Turnover  Commission
                                                     Return(a)  (in thousands) Net Assets  Net Assets     Rate     Rate Paid

   Princor Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                            10.60%      $228,361      1.08%        .95%        1.8%     $.0443
       1995                                            23.29%       174,328      1.16%       1.12%       12.2%        N/A
       1994                                             9.82%       116,363      1.30%        .95%       13.6%        N/A
       1993                                             9.83%        80,051      1.26%       1.40%       16.4%        N/A
       1992                                            14.76%        63,405      1.19%       1.46%       15.6%        N/A
       1991                                            59.30%        45,892      1.13%       1.85%       10.6%        N/A
       1990                                            (9.20)%       28,917      1.18%       1.88%        9.7%        N/A
     Four Months Ended October 31,
       1989(b)                                          6.83%(c)     32,828      1.22%(d)    1.25%(d)    50.1%(d)     N/A
     Year Ended June 30,
       1989                                             4.38%        31,770      1.08%       1.78%        9.7%        N/A
       1988                                            (7.19)%       34,316      1.00%       1.29%       24.9%        N/A
       1987                                            20.94%        37,006      1.01%       1.07%        4.0%        N/A
     Class R
     Period Ended October 31, 1996(e)                   1.12%(c)      2,014      1.42%(d)     .14%(d)     1.8%(d)   .0443(d)

   Princor Utilities Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                             8.13%        66,322      1.17%(f)    3.85%       34.2%      .0410
       1995                                            24.36%        65,873      1.04%(f)    4.95%       13.0%        N/A
       1994                                           (15.20)%       56,747      1.00%(f)    4.89%       13.8%        N/A
     Period Ended October 31, 1993(g)                  15.92%(c)     50,372      1.00%(f)(d) 4.48%(d)     4.3%(d)     N/A
     Class R
     Period Ended October 31, 1996(e)                   (.31)%(c)       311      1.47%(f)(d) 3.77%(d)    34.2%(d)   .0410(d)

   Princor World Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                            18.36%       172,276      1.45%       1.43%       23.8%      .0197
       1995                                             1.03%       126,554      1.63%       1.10%       35.4%        N/A
       1994                                             9.60%       115,812      1.74%        .10%       13.2%        N/A
       1993                                            41.39%        63,718      1.61%        .59%       19.5%        N/A
       1992                                            (1.57)%       35,048      1.69%       1.23%       19.9%        N/A
       1991                                            13.82%        26,478      1.72%       1.36%       27.6%        N/A
       1990                                              .94%        16,044      1.79%       1.89%       37.9%        N/A
     Ten Months Ended October 31, 1989(h)               2.98%(c)     13,928      1.55%(d)    1.82%(d)    32.4%(d)     N/A
     Year Ended December 31,
       1988(i)                                         20.25%        13,262      1.55%       1.43%       56.9%        N/A
       1987(i)                                        (10.13)%        3,943      2.09%        .83%      183.0%        N/A
       1986(i)                                         36.40%         9,846      2.17%        .73%      166.0%        N/A
     Class R
     Period Ended October 31, 1996(e)                   9.29%(c)      1,057      1.59%(d)     .78%(d)    23.8%(d)   .0197(d)

Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

(c)  Total Return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through October 31, 1996. Certain of the Growth Funds Class R shares recognized net investment income for the period from the initial purchase of Class R shares on February 27, 1996 through February 28, 1996 as follows, none of which was distributed to the sole shareholder, Princor Management Corporation. Additionally, the Growth Funds incurred unrealized losses on investments during the initial period as follows. This represents Class R share activities of each fund prior to the initial offering of Class R shares:


                                           Per Share              Per Share
                                         Net Investment           Unrealized
                Fund                        Income                Gain/(Loss)

     Princor Growth Fund, Inc.               $.01                   $(.10)
     Princor World Fund, Inc.                 --                     (.02)

(f) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year except as noted) ended October 31 of the years indicated, the following fund would have had per share expenses and the ratios of expenses to average net assets as shown:

                                  Per Share      Ratio of Expenses
                                  Net Invest-     to Average Net       Amount
            Fund          Year    ment Income        Assets            Waived

     Princor Utilities
       Fund, Inc.
       Class A          1996        $.43            1.25%             $ 54,932
                        1995         .46            1.30%              151,145
                        1994         .41            1.50%              284,836
                        1993(g)      .32            1.54%(d)           139,439
       Class R          1996         .17            1.47%(d)            --

(g) Period from December 16, 1992, date shares first offered to public, through October 31, 1993. Net investment income, aggregating $.05 per share for the period from the initial purchase of shares on November 16, 1992 through December 15, 1992, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the fund incurred unrealized gains on investments of $.13 per share during the initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(h) Effective January 1, 1989, the fund changed its fiscal year-end from December 31 to October 31.

(i) The investment manager of Princor World Fund, Inc. was changed on August 1, 1988 to the current manager, Princor Management Corporation. The years 1983 through 1987 are not covered by the current independent auditor's report.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions
                                                  --------------------------------- -------------------------------------
                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total      Dividends                             Net Asset
                                       Value at   Invest-     Gain        from       from Net  Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment  Investment     from          Total        End
                                       of Period  Income   Investments Operations     Income   Capital Gains Distributions of Period

   Princor Bond Fund, Inc.
     Class A
     Year Ended October 31,
       1996                             $11.42    $.76(b)    $(.25)       $ .51      $(.76)        $--          $(.76)      $11.17
       1995                              10.27     .78(b)     1.16         1.94       (.78)        (.01)         (.79)       11.42
       1994                              11.75     .78(b)    (1.47)        (.69)      (.78)        (.01)         (.79)       10.27
       1993                              10.97     .81(b)      .79         1.60       (.81)        (.01)         (.82)       11.75
       1992                              10.65     .85(b)      .32         1.17       (.85)         --           (.85)       10.97
       1991                               9.99     .88(b)      .65         1.53       (.87)         --           (.87)       10.65
       1990                              10.57     .86        (.55)         .31       (.89)         --           (.89)        9.99
       1989                              10.37     .87         .25         1.12       (.86)        (.06)         (.92)       10.57
     Period Ended October 31, 1988 (c)    9.95     .80(b)      .38         1.18       (.76)         --           (.76)       10.37
     Class R
     Period Ended October 31, 1996(f)    11.27     .51(b)     (.13)         .38       (.49)         --           (.49)       11.16

   Princor Cash Management Fund, Inc.
     Class A
     Year Ended October 31,
       1996                               1.000    .049(b)    --            .049      (.049)        --           (.049)       1.000
       1995                               1.000    .052(b)    --            .052      (.052)        --           (.052)       1.000
       1994                               1.000    .033(b)    --            .033      (.033)        --           (.033)       1.000
       1993                               1.000    .026(b)    --            .026      (.026)        --           (.026)       1.000
       1992                               1.000    .036(b)    --            .036      (.036)        --           (.036)       1.000
       1991                               1.000    .061(b)    --            .061      (.061)        --           (.061)       1.000
       1990                               1.000    .074(b)    --            .074      (.074)        --           (.074)       1.000
     Four Months Ended October 31,
       1989(g)                            1.000    .027(b)    --            .027      (.027)        --           (.027)       1.000
     Year Ended June 30,
       1989                               1.000    .080(b)    --            .080      (.080)        --           (.080)       1.000
       1988                               1.000    .060       --            .060      (.060)        --           (.060)       1.000
       1987                               1.000    .053       --            .053      (.053)        --           (.053)       1.000
     Class R
     Period Ended October 31, 1996(f)     1.000    .030       --            .030      (.030)        --           (.030)       1.000

   Princor Government Securities
   Income Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              11.31     .70        (.05)         .65       (.70)         --           (.70)       11.26
       1995                              10.28     .71        1.02         1.73       (.70)         --           (.70)       11.31
       1994                              11.79     .69       (1.40)        (.71)      (.68)        (.12)         (.80)       10.28
       1993                              11.44     .74         .55         1.29       (.74)        (.20)         (.94)       11.79
       1992                              11.36     .81         .12          .93       (.81)        (.04)         (.85)       11.44
       1991                              10.54     .85         .84         1.69       (.87)         --           (.87)       11.36
       1990                              10.76     .85        (.22)         .63       (.85)         --           (.85)       10.54
     Four Months Ended October 31,
       1989(g)                           10.66     .29         .09          .38       (.28)         --           (.28)       10.76
     Year Ended June 30,
       1989                              10.33     .87         .32         1.19       (.86)         --           (.86)       10.66
       1988                              10.40     .89        (.05)         .84       (.88)        (.03)         (.91)       10.33
       1987                              10.82     .86        (.13)         .73       (.87)        (.28)        (1.15)       10.40
     Class R
     Period Ended October 31, 1996(f)    11.27     .47        (.08)         .39       (.45)         --           (.45)       11.21

                                                                     Ratios/Supplemental Data
                                                         ---------------------------------------------------
                                                                                   Ratio of Net
                                                                          Ratio of    Investment
                                                         Net Assets at   Expenses to   Income to   Portfolio
                                               Total     End of Period     Average      Average    Turnover
                                              Return(a)  (in thousands)  Net Assets    Net Assets    Rate

   Princor Bond Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                    4.74%        $113,437      .95%(b)       6.85%        3.4%
       1995                                   19.73%         106,962      .94%(b)       7.26%        5.1%
       1994                                  (6.01)%          88,801      .95%(b)       7.27%        8.9%
       1993                                   15.22%          85,015      .92%(b)       7.19%        9.3%
       1992                                   11.45%          62,534      .88%(b)       7.95%        8.4%
       1991                                   16.04%          37,825      .80%(b)       8.66%         .9%
       1990                                    3.08%          22,719     1.22%          8.40%        3.6%
       1989                                   11.54%          13,314     1.24%          8.59%        0.0%
     Period Ended October 31, 1988 (c)        11.59%(d)       10,560      .70%(b)(e)    8.85%(e)    63.9%(e)
     Class R
     Period Ended October 31, 1996(f)          3.75%(d)          525     1.28%(b)(e)    6.51%(e)     3.4%(e)

   Princor Cash Management Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                    5.00%         694,962      .66%(b)       4.88%        N/A
       1995                                    5.36%         623,864      .72%(b)       5.24%        N/A
       1994                                    3.40%         332,346      .70%(b)       3.27%        N/A
       1993                                    2.67%         284,739      .67%(b)       2.63%        N/A
       1992                                    3.71%         247,189      .65%(b)       3.66%        N/A
       1991                                    6.29%         262,543      .61%(b)       5.95%        N/A
       1990                                    7.65%         151,007      .93%(b)       7.36%        N/A
     Four Months Ended October 31,
       1989(g)                                 2.63%(d)      124,895     1.04%(b)(e)    7.86%(e)     N/A
     Year Ended June 30,
       1989                                    8.15%         120,149     1.00%(b)       8.21%        N/A
       1988                                    6.18%          51,320     1.02%          6.06%        N/A
       1987                                    5.34%          45,015     1.02%          5.33%        N/A
     Class R
     Period Ended October 31, 1996(f)          2.97%(d)        1,639      .99%(e)       4.41%(e)     N/A

   Princor Government Securities
   Income Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                    6.06%         259,029      .81%          6.31%       25.9%
       1995                                   17.46%         261,128      .87%          6.57%       10.1%
       1994                                   (6.26)%        249,438      .95%          6.35%       24.8%
       1993                                   11.80%         236,718      .93%          6.38%       52.6%
       1992                                    8.49%         161,565      .95%          7.04%       54.3%
       1991                                   16.78%          94,613      .98%          7.80%       14.9%
       1990                                    6.17%          71,806     1.07%          8.15%       22.4%
     Four Months Ended October 31,
       1989(g)                                 3.63%(d)       55,702     1.07%(e)       8.18%(e)     5.2%(e)
     Year Ended June 30,
       1989                                   12.37%          56,848      .96%          8.58%        --
       1988                                    8.60%          59,884      .82%          8.65%        --
       1987                                    7.00%          65,961      .92%          7.93%       17.6%
     Class R
     Period Ended October 31, 1996(f)          3.76%(d)          481     1.18%(e)       5.84%(e)    25.9%(e)

Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b)  Without  the  Manager's  voluntary  waiver of a portion  of  certain of its expenses for the periods (year, except as noted in the financial statements) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                   Per Share      Ratio of Expenses
                                   Net Invest-      to Average Net      Amount
        Fund               Year    ment Income         Assets           Waived
Princor Bond Fund, Inc.
   Class A                1996       $.76              .97%            $ 22,536
                          1995        .77             1.02%              86,018
                          1994        .77             1.09%             120,999
                          1993        .79             1.07%             111,162
                          1992        .82             1.11%             110,868
                          1991        .84             1.15%             100,396
                          1988(c)     .76             1.12%(e)           31,187
   Class R                1996(f)     .51             1.28%(e)                3

Princor Cash Management
   Fund, Inc.
   Class A                1996        .049             .67%               7,102
                          1995        .052             .78%             296,255
                          1994        .031             .90%             595,343
                          1993        .025             .84%             468,387
                          1992        .035             .80%             385,328
                          1991        .059             .79%             433,196
                          1990        .073            1.01%             106,841
                          1989**      .026            1.06%(e)          101,625
                          1989*       .079            1.11%               9,558

*  Year ended June 30, 1989
**  Four months ended October 31, 1989

(c) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through October 31, 1996. The Income Funds Class R shares recognized no net investment income for the period from the initial purchase by Princor Management Corporation of Class R shares on February 27, 1996 through February 28, 1996. Certain of the Income Funds Class R shares incurred unrealized losses on investments during the initial interim period as follows. This represents Class R share activities of each fund prior to the initiial public offering of Class R shares:

                                                   Per Share
            Fund                                Unrealized (Loss)

Princor Bond Fund, Inc.                               $(.03)
Princor Government Securities
   Income Fund, Inc.                                   (.03)

(g) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions

                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total      Dividends                             Net Asset
                                       Value at   Invest-     Gain        from       from Net  Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment  Investment     from          Total        End
                                       of Period  Income   Investments Operations     Income   Capital Gains Distributions of Period

   Princor High Yield Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              $8.06    $ .68      $ .23       $ .91       $ (.70)        $ --         $(.70)     $ 8.27
       1995                               7.83      .68        .20         .88         (.65)          --          (.65)       8.06
       1994                               8.36      .63       (.51)        .12         (.65)          --          (.65)       7.83
       1993                               8.15      .71        .21         .92         (.71)          --          (.71)       8.36
       1992                               7.86      .79        .29        1.08         (.79)          --          (.79)       8.15
       1991                               7.12      .88        .80        1.68         (.94)          --          (.94)       7.86
       1990                               9.47     1.10      (2.35)      (1.25)       (1.09)        (.01)        (1.10)       7.12
       1989                              10.44     1.10       (.83)        .27        (1.09)        (.15)        (1.24)       9.47
     Period Ended October 31, 1988 (b)    9.97      .98(c)     .38        1.36         (.89)          --          (.89)      10.44
       Class R
     Period Ended October 31, 1996 (f)    8.21      .46       (.03)        .43         (.44)          --          (.44)       8.20

   Princor Limited Term Bond Fund, Inc.
     Class A
     Period Ended October 31, 1996 (g)    9.90      .38(c)    (.04)        .34         (.35)          --          (.35)       9.89
     Class R
     Period Ended October 31, 1996 (f)    9.90      .36(c)    (.06)        .30         (.32)          --          (.32)       9.88

                                                                 Ratios/Supplemental Data


                                                                                 Ratio of Net
                                                                      Ratio of    Investment
                                                      Net Assets at  Expenses to   Income to  Portfolio
                                            Total     End of Period   Average       Average   Turnover
                                           Return(a) (in thousands)  Net Assets   Net Assets    Rate

   Princor High Yield Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                11.88%      $28,432      1.26%          8.49%        18.8%
       1995                                11.73%       23,396      1.45%          8.71%        40.3%
       1994                                 1.45%       19,802      1.46%          7.82%        27.2%
       1993                                11.66%       19,154      1.35%          8.57%        23.4%
       1992                                14.35%       16,359      1.41%          9.69%        28.2%
       1991                                25.63%       13,195      1.50%         12.06%        14.2%
       1990                               (14.51)%       9,978      1.45%         12.99%        15.8%
       1989                                 2.68%       12,562      1.43%         11.22%        19.9%
     Period Ended October 31, 1988 (b)     14.15%(d)    10,059       .77%(c)(e)   10.55%(e)     73.2%(e)
     Class R
     Period Ended October 31, 1996 (f)      5.60%(d)       124      1.59% (e)      7.84%(e)     18.8%(e)

   Princor Limited Term Bond Fund, Inc.
     Class A
     Period Ended October 31, 1996 (g)      3.62%(d)    17,249       .89% (c)(e)   6.01%(e)     16.5%(e)
     Class R
     Period Ended October 31, 1996 (f)      3.24%(d)        83      1.40% (c)(e)   5.64%(e)     16.5%(e)

Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of Fund shares.

(c) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year except as noted) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                     Per Share     Ratio of Expenses
                                    Net Invest-     to Average Net       Amount
        Fund              Year     ment Income          Assets           Waived

Princor High Yield
   Fund, Inc.
   Class A                1988(b)     $.95             1.33%(e)          $32,609

Princor Limited Term
Bond Fund, Inc.
   Class A                1996         .37             1.16%(e)           22,716
   Class R                1996         .35             1.79%(e)               60

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through October 31, 1996. Princor Limited Term Bond Fund, Inc. Class R shares recognized no net investment income for the period from the initial purchase by Princor Management Corporation of Class R shares on February 27, 1996 through February 28, 1996. Additionally, Class R shares incurred unrealized losses on investments of $.02 per share during the initial interim period. This represents Class R share activities of the fund prior to the initiial public offering of Class R shares.

(g) Period from February 29, 1996, date shares first offered to the public, through October 31, 1996. With respect to Class A shares, net investment income, aggregating $.02 per share for the period from the initial purchase of shares on February 13, 1996 through February 28, 1996, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company during the period. Additionally, Class A shares incurred unrealized losses on investments of $.12 per share during the initial interim period. This represents Class A share activities of the fund prior to the initial public offering of Class A shares.

 INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Fund are described below. There can be no assurance that the objectives of the Funds will be realized.


     GROWTH-ORIENTED FUNDS

     The Growth-Oriented Funds have different investment objectives. They seek:

     o  capital   appreciation  through  investments  in  equity  securities  of corporations established in the United States ("U.S.") (Capital Value Fund, Growth Fund, MidCap Fund and SmallCap Fund)

     o capital appreciation primarily through investments in equity securities of corporations located outside of the U.S. (International Emerging Markets Fund, International Fund and International SmallCap Fund)

     o total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund)

     o growth of capital and growth of income primarily through investments in common stocks of well-capitalized, established companies (Blue Chip
        Fund)

     o current income and long-term growth of income and capital through investment in equity securities of real estate companies (Real Estate
        Fund)

     o current income and long-term growth of income and capital through investment in equity and fixed-income securities of public utilities companies (Utilities Fund)

     The Growth-Oriented Funds may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and sponsored and unsponsored American Depository Receipts (ADRs) based on any of the foregoing securities. Unsponsored ADRs are not created by the issuer of the underlying security, may be subject to fees imposed by the issuing bank that, in the case of sponsored ADRs, would be paid by the issuer of a sponsored ADR and may involve additional risks such as reduced availability of information about the issuer of the underlying security. The Blue Chip, Capital Value, Growth, International, International Emerging Markets, International SmallCap, MidCap and SmallCap Funds will seek to be fully invested under normal conditions in equity securities. When in the opinion of the Manager current market or economic conditions warrant, a Growth-Oriented Fund may, for temporary defensive purposes, place all or a portion of its assets in cash (on which the Fund would earn no income), cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. When investing for temporary defensive purposes a Growth-Oriented Fund is not investing so as to achieve its investment objective. A Growth-Oriented Fund may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.


DOMESTIC


Principal Balanced Fund
     The investment objective of Principal Balanced Fund is to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the Manager's judgment do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.


     In seeking to achieve the investment objective, the Fund invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Fund may also invest in other equity securities and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Fund seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Manager will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Manager will be successful in achieving this goal.

     The portions of the Fund's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Fund's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Manager as to general market and economic conditions, trends in investment yields and interest rates, and changes in fiscal or monetary policies. The Fund may invest up to 20% of its assets in foreign securities. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     The Fund may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Fund may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Fund's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Fund may invest may be considered to include speculative characteristics and the Fund may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Princor High Yield Fund for information concerning risks associated with below-investment grade bonds. The Fund will not concentrate its investments in any industry.

     In selecting common stocks, the Manager seeks companies which the Manager believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Manager determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Manager may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Fund may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Fund may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

      The Fund may invest in the following  short-term money market investments:
U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of one billion dollars.

     The United States Government securities in which the Fund may invest consist of U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.


Principal Blue Chip Fund
     The objective of Principal Blue Chip Fund is growth of capital and growth of income. Growth of income means increasing the Fund's investment income which is primarily derived from dividends earned on portfolio securities. In seeking to achieve its objective, the Fund will invest primarily in common stocks of well capitalized, established companies which the Fund's manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Fund will invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of blue chip companies.


     Blue chip companies are defined as those companies with market capitalizations of at least $1 billion. Blue chip companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of blue chip investments should make the market for such stocks attractive to many investors.

     Examples of blue chip companies currently eligible for investment by the Fund include, but are not limited to, companies such as General Electric Company, Ford Motor Company, Exxon Corporation, Merck & Company, Inc., Digital Equipment Corporation, Capital Cities ABC, Inc., J.P. Morgan & Co. and Coca Cola Company. In general, the Fund will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change.

     The Fund's Manager may invest up to 35% of the Fund's total assets in equity securities, other than common stock, issued by companies that meet the investment criteria for blue chip companies and in equity securities issued by companies that do not meet those criteria. The Manager does not intend to invest regularly in speculative securities, which are those issued by new, unseasoned companies or by companies that have limited product lines, markets, financial resources or management, but it may from time to time invest not more than 5% of the Fund's total assets in those kinds of securities. The Fund may invest up to 20% of its assets in securities of foreign issuers. The foreign securities in which the Fund may invest need not be issued by companies that meet the investment criteria for blue chip companies. For a description of certain investment risks associated with foreign securities, see "Risk Factors."


 Principal Capital Value Fund
     The primary objective of Principal Capital Value Fund is long-term capital appreciation. A secondary objective is growth of investment income.

     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objectives, investments will be made in securities which as a group appear to offer prospects for capital and income growth. Securities chosen for investment may include those of companies which the Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.

Principal Growth Fund
     The objective of Principal Growth Fund is growth of capital. Realization of current income will be incidental to the objective of growth of capital.


     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Fund may be subject to greater risk than securities which do not have such potential.


Principal MidCap Fund
     The objective of Principal MidCap Fund is to achieve long-term capital appreciation. The strategy of this Fund is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Fund may invest, for any period of time, in any industry and in any kind of growth-oriented company, whether new and unseasoned or well known and established. Under normal market conditions, the Fund will invest at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. The Fund may invest up to 20% of its assets in securities of foreign issuers. For a description of certain investment risks associated with foreign securities, see "Risk Factors."


     There can be, of course, no assurance that the Fund will attain its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Fund invests, the Fund believes that its shares are suitable only for persons who are able to assume the risk of investing in securities of emerging and growth-oriented companies and prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs. Since the Fund will not be seeking current income, investors should not view a purchase of Fund shares as a complete investment program.


Principal Real Estate Fund
     The investment objective of Principal Real Estate Fund is to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry. The Fund will seek to achieve its objective by seeking, with approximately equal emphasis, long-term capital growth and current income through the purchase of equity securities.

     Under normal circumstances the Fund will invest at least 65 percent of its assets in the equity securities of real estate companies. Equity securities include common stock (including shares in real estate investment trusts), preferred stock, rights and warrants. A real estate investment trust ("REIT") is a corporation, or a business trust which, in satisfying certain Internal Revenue Code requirements, is permitted to effectively eliminate corporate level federal income taxes. Qualifying REITs must, among other things, derive substantially all of their income from real estate assets and annually distribute to shareholders 95 percent or more of their otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership of real estate and revenue is primarily derived from rental income. A mortgage REIT primarily invests in real estate mortgages and hybrid REITs combine the characteristics of both an equity REIT and a mortgage REIT.

     For purposes of the Fund's investment policies, a real estate company is one that has at least 50% of its assets, income or profits attributable to products or services related to the real estate industry. Real estate companies include REITs or other securitized real estate investments and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 25% of its total assets in securities of foreign real estate companies (see "Risk Factors").

     Securities issued by real estate companies may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skills, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies in properties, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the cleanup of environmental problems, casualty or condemnation losses, changes in neighborhood values and changes in interest rates.

     In addition to these risks, equity REITS may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of any credit extended. Further, equity and mortgage REITS are dependent upon management skills and generally may not be diversified. Equity and mortgage REITS are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity or mortgage REITS could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940. The above factors may also adversely affect a borrower's or lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Principal SmallCap Fund
     The investment objective of Principal SmallCap Fund is long-term growth of capital. The strategy of this Fund is to invest primarily in equity securities of companies domiciled in the United States with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less.

     In selecting securities for investment, the Fund will look at stocks with both "growth" and "value" characteristics, with no consistent preference between the two categories. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The value orientation emphasizes buying stocks at less than their intrinsic value and avoiding those whose price has been speculatively bid up.

Principal Utilities Fund
     The investment objective of Principal Utilities Fund is to provide current income and long-term growth of income and capital. The Fund seeks to achieve its investment objective by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies. For purposes of the Fund, a company will be considered to be in the public utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry. Under normal market conditions, the Fund, as an investment policy, will invest at least 65%, and may invest up to 100%, of its total assets in securities of companies in the public utilities industry, and as a matter of fundamental policy will invest no less than 25% of its total assets in those securities. As a non-fundamental policy, the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.


     The Fund invests in both equity securities (as defined previously under "Growth-Oriented Funds") and fixed- income securities (bonds and preferred stock) in the public utilities industry. The Fund does not have any set policies to concentrate within any particular segment of the utilities industry. The Fund will shift its asset allocation without restriction between types of utilities and between equity and fixed-income securities based upon the Manager's determination of how to achieve the Fund's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Manager may choose to allocate up to 100% of the Fund's assets in a particular type of security (for example, equity securities) or in a specific utility industry segment (for example, electric utilities).

     Fixed-income securities in which the Fund may invest are debt securities and preferred stocks, which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P, or which, if unrated, are deemed to be of comparable quality by the Fund's Manager. A description of corporate bond ratings is contained in the Appendix to the Statement of Additional Information. The rating services' descriptions of Baa or BBB securities are as follows:
Moody's Investors Service, Inc. Bond ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard and Poor's Corporation Bond Ratings -- BBB:
Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     If a fixed-income security held by the Fund is rated BBB or Baa and is subsequently down graded by a rating agency, the Fund will retain such security in its portfolio until the Manager determines that it is practicable to sell the security without undue market or tax consequences to the Fund.


     While the Fund will invest primarily in the securities of public utility companies, it may invest up to 35% of its total assets in those securities that are permissible investments for the Balanced Fund. See "Princor Balanced Fund" and "Certain Investment Policies and Restrictions." However the Fund will not invest in fixed-income securities rated below Baa by Moody's or BBB by S&P.

     The public utilities industry as a whole has certain characteristics and risks particular to that industry. Unlike industrial companies, the rates which utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a utility company's earnings and dividends in times of decreasing costs, but conversely will tend to adversely affect earnings and dividends when costs are rising. In addition, the value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.


     Among the risks affecting the utilities industry are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and effects of regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

INTERNATIONAL

Principal International Emerging Markets Fund
     The investment objective of Principal International Emerging Markets Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers in emerging market countries. As used in this Prospectus, the term "emerging market country" means any country which, in the opinion of the Manager, is generally considered to be an emerging country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Financial Corporation. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Fund focuses on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated.

     Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, there are certain risks associated with investments in foreign securities (see "Risk Factors").

     Under normal conditions at least 65% of the Fund's total assets will be invested in emerging market country equity securities. The Fund invests in securities of (1) issuers with their principal place of business or principal office in emerging market countries, or (2) issuers for which the principal securities trading market is an emerging market country, or (3) issuers, regardless of where the security is traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

     A small portion of the Fund assets may also be invested in closed end country specific investment companies and sovereign debt of developing countries. Closed end investment companies provide a way to gain exposure to countries where the mechanics of trading securities are not cost effective. Investment in sovereign debt may have the potential for returns that are higher than returns on stocks within the country.

     For temporary defensive purposes, the International Emerging Markets Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.


Principal International Fund
     The investment objective of Principal International Fund is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. In choosing investments in equity securities of foreign and United States corporations, the Manager intends to pay particular attention to long-term earnings prospects and the relationship of then-current prices to such prospects. Short-term trading is not generally intended, but occasional investments may be made for the purpose of seeking short-term or medium-term gain. The Fund expects its investment objective to be met over long periods which may include several market cycles. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     For temporary defensive purposes, the International Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.


     The Fund intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least three countries, one of which may be the United States. Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.

     The Fund may invest in the securities of other investment companies but may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization. The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other open-end investment companies. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

Principal International SmallCap Fund
     The investment objective of Principal International SmallCap Fund is long-term growth of capital. The strategy of this Fund is to invest primarily in equity securities of non-United States companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less.

     The Fund diversifies its investments geographically. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends, under normal market conditions, to have at least 65% of its assets invested in securities issued by corporations of at least three countries. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     For temporary defensive purposes, the International SmallCap Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

     INCOME-ORIENTED FUNDS


     The Principal Funds that offer Class R shares currently include four Funds which seek a high level of income through investments in fixed-income securities. These Funds are Principal Bond Fund, Principal Government Securities Income Fund, Principal High Yield Fund and Principal Limited Term Bond Fund, collectively referred to as the "Income-Oriented Funds." Each Fund has rating limitations with regard to the quality of securities that may be held in the portfolio. The rating limitations apply at the time of acquisition of a security and any subsequent change in a rating by a rating service will not require elimination of a security from the Fund's portfolio. The Statement of Additional Information contains descriptions of the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").

Principal Bond Fund
     The investment objective of Principal Bond Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.


     In seeking to achieve the investment objective, the Fund will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Fund may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Fund to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.


     Under normal circumstances, the Fund will invest at least 65% of its assets in bonds in one or more of the following categories: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or Baa) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager; (ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Fund's assets may be invested in the following securities: domestic and foreign corporate debt securities, preferred stocks, common stocks that provide returns that compare favorably with the yields on fixed income investments, common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Fund invests may be convertible or nonconvertible. Securities rated below BBB or Baa are commonly referred to as junk bonds. The Fund does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB- by S&P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Principal High Yield Fund for information concerning risks associated with below investment grade bonds.

     During the fiscal year ended October 31, 1997, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                   Moody's Rating               Portfolio Percentage
                  ---------------               --------------------

                         Aa                             .__%
                          A                           __.__
                         Baa                          __.__
                         Ba                            _.__
                          B                            _.__

     The preceding percentage for A rated securities includes .__% of unrated securities which have been determined by the Manager to be of comparable quality.


     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes may invest up to 100% of its assets in cash or cash equivalents.


Principal Government Securities Income Fund
     The objective of Principal Government Securities Income Fund is a high level of current income, liquidity and safety of principal.


     The Fund will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Fund may maintain reasonable amounts of cash or short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of long-term investments.

     Depending on market conditions, a substantial portion of the assets may be invested in GNMA Certificates of the modified pass-through type and in repurchase agreements collateralized by such obligations. GNMA is a United States Government corporation within the Department of Housing and Urban Development. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.

     GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA Certificates, which are the only kind in which the Fund intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.

     Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Fund. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature), and, therefore, may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages. As a result the net asset value of Fund shares will fluctuate as interest rates change.

     Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Fund at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.

     The FNMA and FHLMC securities in which the Fund invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

     Student Loan Marking Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Fund invests are rated AAA by Standard & Poor's and Aaa by Moody's.

     There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by an agency and is traded regularly in denominations similar to those in which government obligations are traded.

     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     As a hedge against changes in interest rates, the Fund may enter into contracts with dealers in GNMA Certificates whereby the Fund agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Fund may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Fund may also purchase optional delivery standby commitments which give the Fund the right to sell particular GNMA Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Fund. To the extent the Fund engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Fund becomes obligated to purchase securities on a delayed delivery basis, the Fund has all the rights and risks attendant to the ownership of a security except that no interest accrues to the purchaser until delivery. At the time the Fund enters into a binding obligation to purchase such securities, Fund assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Fund's total assets that may be committed to transactions in such agreements.


Principal High Yield Fund
     Principal High Yield Fund's primary investment objective is high current income. Capital growth is a secondary objective when consistent with the objective of high current income. This Fund is designed for investors willing to assume additional risk in return for above average income.


     In seeking to attain the Fund's objective of high current income, the Fund invests primarily in high yielding, lower or nonrated fixed-income securities (commonly known as "junk bonds"), constituting a diversified portfolio which the Fund Manager believes does not involve undue risk to income or principal. Normally, at least 80% of the Fund's assets will be invested in debt securities, convertible securities (both debt and preferred stock) or preferred stocks that are consistent with its primary investment objective of high current income. The Fund's remaining assets may be invested in common stocks and other equity securities in which the Growth-Oriented Funds may invest when these types of investments are consistent with the objective of high current income.

     The Fund seeks to invest its assets in securities rated Ba1 or lower by Moody's or BB+ or lower by S&P or in unrated securities which the Fund's Manager believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Fund will not invest in securities rated below Caa by Moody's and below CCC by S&P.

     The rating services' descriptions of securities rating categories in which the Fund may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B:
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The higher-yielding, lower-rated securities in which the High Yield Fund invests present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly-rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for higher-yielding, lower-rated securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the High Yield Fund and the ability of the issuers of the securities held by it to pay principal and interest. A default by an issuer may result in the Fund incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Fund invests contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Fund's net asset value per share.

     Investors should carefully consider their ability to assume the risks of investing in lower-rated securities before making an investment in the Fund, and should be prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs.


     The Fund seeks to minimize the risks of investing in lower-rated securities through diversification, investment analysis and attention to current developments in interest rates and economic conditions. Because the Fund invests primarily in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Manager's ability than would be the case if the Fund were investing in securities in the higher rating categories. Although the Fund's Manager considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. There are risks in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities, and credit rating agencies may fail to make timely changes in credit ratings to reflect subsequent events. The Manager's analysis includes traditional security analysis considerations such as the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. In addition, the Manager analyzes general business conditions and other factors such as anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. The Manager continuously monitors the issuers of portfolio securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure the securities' liquidity so the Fund can meet redemption requests.

     During the fiscal year ended October 31, 1997, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                  Moody's Rating                Portfolio Percentage

                        Baa                             _.__%
                        Ba                             __.__
                         B                             __.__
                         C                              _.__

     The above percentages for Ba and B rated securities include unrated securities in the amount of .__% and .__%, respectively, which have been determined by the Manager to be of comparable quality.


     There may be times when, in the Manager's judgment, unusual market or economic conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Manager may employ alternative strategies, primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may temporarily invest in money-market instruments of all types, higher-rated fixed-income securities or any other fixed-income securities that the Fund considers consistent with such strategy. The yield to maturity on these securities would generally be lower than the yield to maturity on lower-rated fixed-income securities. It is impossible to predict when, or for how long, such alternative strategies will be utilized.

     The Fund's Manager buys and sells securities for the Fund principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates. From time to time, consistent with its investment objectives, the Fund may sell securities that have appreciated in value because of declines in interest rates. It may also trade securities for the purpose of seeking short-term profits. Securities may be sold in anticipation of a market decline or bought in anticipation of a market rise. They may also be traded for securities of comparable quality and maturity to take advantage of perceived short-term disparities in market values or yields.


Principal Limited Term Bond Fund
     The objective of Principal Limited Term Bond Fund is to seek a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less. The Fund seeks to achieve its objective by investing primarily in high grade, short-term debt securities.

     The Fund will invest, under normal circumstances, at least 80% of its total assets in securities issued or guaranteed by the United States ("U.S.") Government or its agencies or instrumentalities (as described in the discussion of Principal Government Securities Income Fund) and other debt securities of U.S. issuers rated within the three highest grades used by Standard & Poor's (AAA, AA or A) or by Moody's (Aaa, Aa, or A) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager. The balance of the Fund's assets may be invested in debt securities rated in the fourth highest grade by the major rating services (i.e., at least "Baa" by Moody's Investors Service or "BBB" by Standard & Poor's Corporation, or their equivalents) or, if not rated, judged to be of comparable quality. Securities rated BBB or Baa are considered investment grade securities having adequate capacity to pay interest and repay principal. Such securities may have speculative characteristics, however, and changes in economic and other conditions are more likely to lead to a weakened capacity of the issuer of such securities to make principal and interest payments than is the case with higher rated securities. Under normal circumstances, the Fund will maintain a dollar weighted average maturity of not more than five years. In determining the average maturity of the Fund's portfolio, the Manager may adjust the maturity dates on callable or prepayable securities to reflect the Manager's judgment regarding the likelihood of such securities being called or prepaid.

     The Fund may also invest in other debt securities including corporate debt securities such as bonds, notes and debentures, mortgage-backed securities including collateralized mortgage obligations and other asset-backed securities. For a more complete description of asset-backed securities, see "Principal Government Securities Income Fund" discussion.


     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes may invest up to 100% of its assets in cash or cash equivalents.

     MONEY MARKET FUND


     The Principal Funds currently include one Fund offering Class R shares which seeks a high level of income through investments in short-term securities. This Fund is Principal Cash Management Fund referred to as the "Money Market Fund." Securities in which the Principal Cash Management Fund will invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.


     The Fund will limit its portfolio investments to United States dollar denominated instruments that the Manager, subject to the oversight of the Board of Directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. Eligible Securities include:

     (1) A security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security that at the time of issuance was a long-term security with a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) an unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.


     Principal Cash Management Fund will not invest more than 5% of its total assets in the following securities:


     (1) Securities which, when acquired by the Fund (either initially or upon any subsequent rollover), are rated in the second highest rating category for short-term debt obligations;

     (2) Securities which at the time of issuance were long-term securities but when acquired by the Fund have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, in the second highest rating category for short-term obligations; and

     (3) Securities which are unrated but are determined by the Fund's Board of Directors to be of comparable quality to securities rated in the second highest rating category for short-term debt obligations.

     The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at a time when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce the need for such sales. The sale of portfolio securities would be a taxable event. See "Tax Treatment of the Funds, Dividends and Distributions." It is the policy of the Fund to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets of the Fund will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since this Fund expects to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Fund is free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of its investment objective.


     The objective of Principal Cash Management Fund is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt, Taxable Municipal Obligations and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.


     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Taxable  Municipal   Obligations  are  short-term   obligations  issued  or
guaranteed by state and municipal issuers which generate taxable income.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Funds may use in an effort to achieve their respective investment objectives.

Repurchase Agreements/Lending Portfolio Securities


     Each of the Funds may enter into repurchase agreements with, and each of the Funds, except the Capital Value Fund, Growth Fund and Cash Management Fund, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by each Fund's Board of Directors to deal with those risks. None of the Funds intends either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would amount to more than 15% (10% for the Government Securities Income Fund) of its total assets or (ii) to lend securities in excess of 30% of its total assets.


Forward Commitments

     From time to time, each of the Income-Oriented Funds and the Balanced Fund may enter into forward commitment agreements which call for the Fund to purchase or sell a security on a future date and at a price fixed at the time the Fund enters into the agreement. Each of these Funds may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants


     Each of the Funds, except the Cash Management Fund and Government Securities Income Fund, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. For the International Emerging Markets Fund, International Fund and International SmallCap Fund, the 2% limitation also applies to warrants not listed on the Toronto Stock Exchange.


Borrowing


     As a matter of fundamental policy, each Fund may borrow money only for temporary or emergency purposes the Capital Value, Cash Management, Growth, Tax-Exempt Bond and Tax-Exempt Cash Management Funds may borrow only from banks. Further, each Fund may borrow only in an amount not exceeding 5% of its assets, except:

     (1) the Capital Value Fund and Growth Fund, each of which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made; and


     (2) the Cash Management Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made.

Options


     Each of the Funds (except Capital Value, Cash Management, Growth, Tax-Exempt Bond and Tax-Exempt Cash Management Funds) may purchase covered spread options, which would give the Fund the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. These same Funds may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Funds may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.


General

     The Statement of Additional Information includes further information concerning the Funds' investment policies and applicable investment restrictions. The investment objectives of the Funds are fundamental and certain investment restrictions designated as such in this Prospectus or in the Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies described in this Prospectus and the Statement of Additional Information are not fundamental and may be changed by the Board of Directors of the appropriate Fund without shareholder approval.

RISK FACTORS

      An investment in any of the Growth-Oriented Funds involves the financial and market risks that are inherent in any investment in equity securities. These risks include changes in the financial condition of issuers, in economic conditions generally and in the conditions in securities markets. They also include the extent to which the prices of securities will react to those changes.

      An investment in any of the Income-Oriented Funds involves market risks associated with movements in interest rates. The market value of the Funds' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Funds' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due.

     The yields on an investment in the Cash Management Fund will vary with changes in short-term interest rates. In addition, the investments of the Cash Management Fund are subject to the ability of the issuer to pay interest and principal when due.


     Each of the following Principal Funds may invest in foreign securities to the indicated percentage of its assets: International, International Emerging Markets and International SmallCap Funds - 100%; Real Estate - 25%; Balanced, Blue Chip, Bond, Capital Value, High Yield, Limited Term Bond Fund, MidCap, SmallCap and Utilities Funds - 20%. The Government Securities Income Fund may not invest in foreign securities. The Cash Management and Tax-Exempt Cash Management Funds do not invest in foreign securities other than those that are United States dollar denominated. United States dollar denominated means that all principal and interest payments for the security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid and the timing of payments related to the securities do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations. Investment in foreign securities presents certain risks which may affect a Fund's net asset value. These risks include, but are not limited to, those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, the withholding of taxes on dividends at the source, political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. A Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.


     Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In particular, securities markets in emerging market countries are known to experience long delays between the trade and settlement dates of securities purchased and sold, potentially resulting in a lack of liquidity and greater volatility in the price of securities on those markets. In addition, investments in smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines and financial resources. Their securities may trade in more limited volume than larger companies and may therefore experience significantly more price volatility and less liquidity than securities of larger companies. As a result of these factors, the Boards of Directors of the Funds have adopted Daily Pricing and Valuation Procedures for the Funds which set forth the steps to be followed by the Manager and Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Boards of Directors.

HOW THE FUNDS ARE MANAGED


     Under Maryland law, the business and affairs of each of the Funds are managed under the direction of its Board of Directors. Investment services and certain other services are furnished to the Funds under the terms of a Management Agreement between each of the Funds and the Manager. The Manager for the Funds is Principal Management Corporation (the "Manager") (formerly known as Princor Management Corporation), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of October 31, 1997, the Manager served as investment advisor for 28 such funds with assets totaling approximately $_._ billion.

     The Manager is responsible for investment advisory, managerial and administrative services for the Funds. However, under a Sub-Advisory Agreement between Invista Capital Management, Inc. ("Invista") and the Manager, Invista performs all the investment advisory responsibilities of the Manager for the Growth-Oriented Funds, the Government Securities Income Fund, the Limited Term Bond Fund and the Utilities Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at October 31, 1997 were approximately $__._ billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager or Invista advises the Funds on investment policies and on the composition of the Funds' portfolios. In this connection, the Manager or Invista furnishes to the Board of Directors of each Fund a recommended investment program consistent with that Fund's investment objective and policies. The Manager or Invista is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.

     The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Fund's portfolio. The persons primarily responsible for the day-to-day management of each Fund are identified in the table below:

                              Primarily
        Fund              Responsible Since                            Person Primarily Responsible
        ----              -----------------                            ----------------------------

Balanced Fund             April, 1993           Judith A. Vogel, CFA (BA degree, Central College). Vice President, Invista
                                                Capital Management, Inc., since 1987.

Blue Chip Fund            March, 1991           Mark T. Williams, CFA (MBA degree, Drake University). Vice President,
                          (Fund's inception)    Invista Capital Management, Inc., since 1995; Investment Officer, 92-95.
                                                Prior thereto, Security Analyst.

Bond Fund                 November, 1996        Scott A. Bennett,CFA (MBA degree, University of Iowa) Assistant Director
                                                Investment Securities, Principal Mutual Life Insurance Company, since 1996;
                                                Prior thereto, Investment Manager.

Capital Value Fund        October, 1969         David L. White, CFA (BBA degree, University of Iowa). Executive Vice
                          (Fund's inception)    President, Invista Capital Management, Inc., since 1984. Co-Manager since
                                                November 1996: Catherine A. Green, CFA, (MBA degree, Drake University).
                                                Vice President,  Invista Capital Management, Inc. since 1987.

Government Securities     May, 1985             Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
Income Fund               Fund's inception)     Capital Management,  Inc., since 1992. Director - Securities Trading,
                                                Principal Mutual Life Insurance Company 1992; Prior thereto, Associate Director.

Growth and MidCap         August, 1987          Michael R. Hamilton, (MBA degree, Bellarmine College). Vice President, Funds
                          and December, 1987    Invista Capital Management, Inc., since 1987.
                          (Fund's inception),
                          respectively

High Yield Fund           December, 1987        James K. Hovey, CFA (MBA degree, University of Iowa). Director - Investment
                          (Fund's inception)    Securities, Principal Mutual Life Insurance Company, since 1990; Prior thereto,
                                                Assistant Director Investment Securities.

International Fund        April, 1994           Scott D. Opsal, CFA (MBA degree, University of Minnesota). Executive Vice
                                                President and Chief Investment Officer, Invista Capital Management, Inc.,
                                                since 1997. Vice President, 1986-1997.

International Emerging    May, 1997             Kurtis D. Spieler, CFA (MBA degree, Drake University). Vice President,
Markets Fund              (Fund's inception)    Invista Capital Management, Inc., since 1995; Investment Officer, 94-95.
                                                Prior thereto, Investment Manager, Principal Mutual Life Insurance Company.

International SmallCap    May, 1997             Darren K. Sleister, CFA (MBA degree, University of Iowa). Investment   Fund
                          (Fund's inception)    Officer, Invista Capital Management, Inc., since 1995; Prior thereto, Security
                                                Analyst.

Limited Term Bond         February, 1996        Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
Fund                      (Fund's inception)    Capital Management, Inc., since 1992. Director-Securities Trading,
                                                Principal Mutual Life Insurance Company 1992; Prior thereto, Associate
                                                Director.

Real Estate Fund          _____________         Kelly D. Rush,  CFA (MBA degree,  University of Iowa).  Assistant Director -
                          (Fund's inception)    Investment - Commercial  Real Estate,  Principal  Mutual Life Insurance  Company,
                                                since 1996;  Prior thereto, Senior Administrator Investment -
                                                Commercial Real Estate.

SmallCap Fund             ______________        Co-Manager: Mark T. Williams, CFA (MBA degree, Drake University). Vice
                          (Fund's inception)    President, Invista Capital Management, Inc., since 1995;
                                                Investment Officer, 1992-1995. Co-Manager: John F. McClain, (MBA degree Indiana
                                                University). Vice President, Invista Capital Management, Inc., since 1995;
                                                Investment Officer, 1992-1995.

Utilities Fund            April, 1993           Catherine A. Green, CFA (MBA degree, Drake University). Vice President,
                          (Fund's inception)    Invista Capital Management, Inc., since 1987.


     Until August 1, 1988 the World Fund's portfolio was managed by Principal Management, Inc. of Edmonton, Canada and Scottsdale, Arizona, which company has changed its name to Sea Investment Management, Inc. The Fund's previous manager and the current manager are unaffiliated. This change in managers should be kept in mind when reviewing historical investment results.

     For a description of the investment and other services provided by the Manager, see "Cost of Manager's Services" in the Statement of Additional Information. The management fee and total Class A share expenses incurred by each Fund for the period ended October 31, 1997 were equal to the following percentages of each Fund's respective average net assets:

                                          Class A Shares       Class R Shares
                                       -------------------- --------------------
                                                    Total               Total
                                       Manager's Annualized Manager's Annualized
        Fund                              Fee     Expenses     Fee     Expenses
        ----                           --------- ---------- --------- ----------

     Balanced Fund                       .60%       1.28%      .60%      1.49%
     Blue Chip Fund                      .50%       1.33%      .50%      1.48%
     Bond Fund                           .47%        .95%*     .50%      1.28%*
     Capital Value Fund                  .43%        .69%      .45%      1.16%
     Cash Management Fund                .37%        .66%*     .38%       .99%*
     Government Securities Income Fund   .46%        .81%      .46%      1.18%
     Growth Fund                         .46%       1.08%      .46%      1.42%
     High Yield Fund                     .60%       1.26%      .60%      1.59%
     International Fund                  .73%       1.45%      .73%      1.59%
     International Emerging Markets Fund
     International SmallCap Fund
     Limited Term Bond Fund              .23%        .89%*     .11%      1.40%*
     MidCap Fund                         .62%       1.32%      .62%      1.53%
     Utilities Fund                      .52%       1.17%*     .60%      1.47%*
     *After waiver.

     The Manager voluntarily waived a portion of its fee for the Bond, Cash Management, Limited Term Bond and Utilities Funds throughout the fiscal year ended October 31, 1997. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percentage of average net assets attributable to a class on an annualized basis during that period will not exceed, for the Class A shares,
 .95% for the Bond Fund, .75% for the Cash Management Fund, .90% for the Limited Term Bond Fund and 1.15% for the Utilities Fund, and for the Class R shares, 1.45% for the Bond Fund, 1.25% for the Cash Management Fund, 1.50% for the Limited Term Bond Fund and 1.65% for the Utilities Fund. The effect of the waivers is and will be to reduce each Fund's annual operating expenses and increase each Fund's yield.


     The Manager and Invista may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between each Fund, the Manager, and Principal Mutual Life Insurance Company provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

     Among the expenses paid by each Fund are brokerage commissions on portfolio transactions, the cost of stock issue and transfer and dividend disbursements, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, the cost of shareholder meetings and taxes and interest (if any).


     The Funds may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc. ("PFS") and Morgan Stanley and Co., each a broker-dealer affiliated with Princor and/or the Manager for each of the Funds. PFS also provides distribution services for Princor Cash Management Fund for which it is compensated by the Manager. These services include, but are not limited to, providing office space, equipment, telephone facilities and various personnel as necessary or beneficial to establish and maintain shareholder accounts. PFS receives a fee from the Manager calculated as a percentage of the average net asset value of shares of the Fund held in PFS client accounts during the period for which PFS provides the services. During the fiscal years ended October 31, 1995, 1996, and 1997, PFS received fees in the amount of $991,520, $1,650,714 and $__________ respectively, in consideration of the services it rendered to the Cash Management Fund.


     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company. The Funds reimburse the Manager for the costs of providing these services.

HOW TO PURCHASE SHARES

     Purchases are generally made by completing an Account Application or a Princor IRA Application and mailing it to Princor. You may obtain either of these applications by calling Princor at 1-800-774-6267. Shares will be issued at the offering price next computed after the application is received at Princor's main office and Princor receives the amount to be invested. Generally, the initial amount to be invested in a Princor IRA will be directly transferred to Princor from the retirement plan in which the investor participates. However, in some cases the investor will purchase shares by check. If investing by check, shares will be issued at the offering price next computed after the completed application and check are received at Princor's main office. Subsequent purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor.

     Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to eight days or more. Investors considering redeeming or exchanging shares or transferring shares to another person shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.


     Minimum Purchase Amount. You may open an account with any of the Funds with a minimum initial investment of $1,000 ($250 for an IRA or account established under the Uniform Gifts to Minors Act or Uniform Transfers Act). Additional investments of $100 or more may be made at any time without completing a new application. The minimum initial and subsequent investment amounts are not applicable to accounts designated as receiving accounts in a Dividend Relay Election. Each Fund's Board of Directors reserves the right to change or waive minimum investment requirements at any time, which would be applicable to all investors alike.

     Automatic Investment Plan. You may make regular monthly investments through automatic deductions from the account of a bank or similar financial institution. The minimum monthly purchase is $25 for all Funds except the Money Market Funds, which have a $100 monthly minimum requirement. A $25 minimum monthly purchase may be established for the Money Market Funds if the account value is at least $1,000 at the time the plan is established. Plan forms and preauthorized check agreements are available from Princor on request. There is no obligation to continue the plan and it may be terminated by the investor at any time.


     Each Fund described in this Prospectus offers investors three classes of shares which bear sales charges in different forms and amounts, Class A shares, Class B shares and Class R shares. Only Class R shares are offered through this Prospectus. Class A shares are described herein only because Class R shares convert to Class A shares as described below.


     Class R Shares. Class R shares are purchased without an initial sales charge or a contingent deferred sales charge ("CDSC"). Class R shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares. See "Distribution and Shareholder Servicing Plans and Fees." Class R shares provide you the benefit of putting all of your dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class R shares will automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 49th month after the purchase date. Class R shares acquired by exchange from Class R shares of another Principal fund will convert into Class A shares based on the time of the initial purchase. (See "How to Exchange Shares".) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class R shares converting into Class A shares bears to your total Class R shares that were not acquired through dividends and distributions. The conversion of Class R shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class R shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class R shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

     Class A Shares. If you invest less than $1 million in Class A shares (except Class A shares of the Cash Management Fund), you pay a sales charge at the time of purchase. Certain purchases of Class A shares qualify for reduced sales charges. Class A share purchases of $1 million or more are not subject to a sales charge at the time of purchase, but may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See "Offering Price of Funds' Shares." Class A shares of each of the Funds, except the Cash Management Fund, currently bear a 12b-1 fee at the annual rate of up to 0.25% (0.15% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution and Shareholder Servicing Plans and Fees."

     Which arrangement is better for you? The decision as to which class of shares provides a more suitable investment for you depends on a number of factors, including the amount and intended length of the investment. Orders for Class R shares for $1 million or more will be treated as orders for Class A. They are not subject to a sales charge at the time of purchase, but are subject to a contingent deferred sales charge if redeemed within 18 months of purchase.


OFFERING PRICE OF  FUNDS' SHARES

     The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

     Class R shares. Class R shares are sold to eligible purchasers at net asset value; no front-end load or contingent deferred sales charge applies to the purchase of Class R shares. Class R shares are offered only through Princor and other dealers it selects.


     Class A shares. Class A shares of Principal Cash Management Fund are sold to the public at net asset value; no sales charge applies to such purchases. Class R shares convert to Class A shares at NAV, without a sales charge, as previously described. Class A shares of the Growth-Oriented and Income-Oriented Funds are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% (1.50% for the Limited Term Bond Fund) to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge will be determined by Princor.


                                       Sales Charge for
                                       All Funds Except              Sales Charge for
                                    Limited Term Bond Fund        Limited Term Bond Fund         Dealers Allowance as
                                     Sales Charge as % of:         Sales Charge as % of:          % of Offering Price
                                   ------------------------      ------------------------    --------------------------------

                                   Offering      Net Amount      Offering      Net Amount    All Funds Except    Limited Term
                                     Price        Invested         Price        Invested     Limited Term Bond       Bond
                                   --------      ----------      --------      ----------    -----------------   -------------

Less than $50,000                   4.75%          4.99%          1.50%          1.52%            4.00%             1.25%
$50,000 but less than $100,000      4.25%          4.44%          1.25%          1.27%            3.75%             1.00%
$100,000 but less than $250,000     3.75%          3.90%          1.00%          1.10%            3.25%              .75%
$250,000 but less than $500,000     2.50%          2.56%          0.75%          0.76%            2.00%              .50%
$500,000 but less than $1,000,000   1.50%          1.52%          0.50%          0.50%            1.25%              .25%
$1,000,000 or more                  0              0              0              0                 .75%              .25%


     CDSC on Class A Shares. Purchases of Class A shares of $1,000,000 or more may be subject to CDSC upon redemption. A CDSC is payable to Princor on these investments in the event of a share redemption within 18 months following the share purchase, at the rate of .75% (.25% for the Limited Term Bond Fund) of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Principal mutual fund will continue to be subject to the CDSC until the original 18 month period expires. However, no CDSC is payable with respect to redemptions of Class A shares used to fund a Princor 401 (a) or Princor 401 (k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets.


     The CDSC on Class A shares will be waived on redemptions of shares in connection with certain withdrawals from certain retirement plans. See Statement of Additional Information. Up to 10% of the value of Class A shares subject to a Periodic Withdrawal Plan may also be redeemed each year without a CDSC. See "Periodic Withdrawal Plan."


     Investors may be eligible to buy Class A shares at reduced sales charges. Purchasers of Class A shares may benefit from Rights of Accumulation and Statement of Intention as well as the reduced sales charge available for the investment of certain life insurance and annuity contract death benefits and various Employee Benefit Plans and other plans. Descriptions are included in the Statement of Additional Information.


     Investors may be able to purchase Class A shares at net asset value. The following persons may purchase Class A shares of the Growth-Oriented Funds and Income-Oriented Funds at the net asset value (without a sales charge): (1) Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries; (2) Active and retired directors, officers and employees of any of the Funds, Principal Mutual Life Insurance Company, and directly and indirectly owned subsidiaries of Principal Mutual Life Insurance Company (including full-time insurance agents of, and persons who have entered into insurance brokerage contracts with, Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries, and employees of such persons); (3) The Principal Financial Group Employees' Credit Union; (4) Non-ERISA investment advisory clients of Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company; (5) Sales representatives and employees of sales representatives of Princor or other dealers through which shares of the Funds are distributed; (6) Spouses, surviving spouses and dependent children of the foregoing persons; (7) Trusts primarily for the benefit of the foregoing individuals; (8) certain "wrap accounts" for the benefit of clients of Princor and other broker-dealers or financial planners selected by Princor; and (9) clients of a registered representative of Princor or other dealers through which shares of the Funds are distributed and who has become affiliated with Princor or other dealer within 180 days of the date of the purchase of Class A shares of the Funds, if the investment represents the proceeds of a redemption within that 180 day period of shares of another investment company the purchase of which included a front-end sales charge or the redemption of which was subject to a contingent deferred sales charge; (10) Unit Investment Trust sponsored by Principal Mutual Life Insurance Company and/or its directly or indirectly owned subsidiaries; and (11) certain employee welfare benefit plan customers of Principal Mutual Life Insurance Company for whom Plan Deposit Accounts are established.

     Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission ("SEC") to permit each Fund to offer its shares at net asset value to participants of certain annuity contracts issued by Principal Mutual Life Insurance Company. In addition, each of these Funds are available at net asset value to the extent the investment represents the proceeds from a total surrender of certain unregistered annuity contracts issued by Principal Mutual Life Insurance Company, and for which Principal Mutual Life Insurance Company waives any applicable contingent deferred sales charges or other contract surrender charges.

     The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60 days notice to shareholders of existing accounts.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS AND FEES

     Class R Distribution Plan. Each of the Funds described in this Prospectus has adopted a distribution plan for the Class R shares. Each Class R Plan provides for payments by the Fund to Princor at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares.

     Although Class R shares are sold without an initial sales charge, Princor incurs certain distribution expenses. In addition, Princor may remit on a continuous basis up to .25% to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.

     Class A Distribution Plan. Each of the Funds, except the Cash Management Fund, has adopted a distribution plan for the Class A shares. The Fund will make payments from its assets to Princor pursuant to this Plan after the end of each month at an annual rate not to exceed 0.25% (0.15% for the Limited Term Bond
Fund) of the average daily net asset value of the Fund. Princor will retain such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares but may remit on a continuous basis up to .25% (0.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

     General. The purpose of the Plans is to permit the Fund to compensate Princor for expenses incurred by it in promoting and distributing Fund shares and providing services to Fund shareholders. If the aggregate payments received by Princor under any of the Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to that Plan, Princor will promptly reimburse the Fund for the amount of the excess. If expenses under a Plan exceed the amount for which Princor may be compensated in any one fiscal year, the Fund will not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to the Plans that exceeds the compensation limit. The Funds will not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with the Plans. The Plans are further described in the Statement of Additional Information.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

     Each Fund calculates net asset value of a share of each class by dividing the total value of the assets attributable to the class, less all liabilities attributable to the class, by the number of shares outstanding of the class. Shares are valued as of the close of trading on the New York Stock Exchange each day the Exchange is open.

Growth-Oriented and Income-Oriented Funds
     The following valuation information applies to the Growth-Oriented and Income-Oriented Funds. Securities for which market quotations are readily available are valued using those quotations. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board of Directors that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith through procedures established by the Board.

     As previously described, some of the Funds may purchase foreign securities, whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S.
holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Fund
     Portfolio securities of the Cash Management Fund are valued at amortized cost. For a description of this calculation procedure see the Statement of Additional Information. The Cash Management Fund reserves the right to calculate or estimate its net asset value more frequently than once a day if it deems it desirable.

DISTRIBUTION OF INCOME DIVIDENDS AND REALIZED CAPITAL GAINS


Growth-Oriented and Income-Oriented Funds
     Each of these Funds distributes substantially all of its net income to shareholders each year according to the following schedule:

               Funds                                    Record date                          Payable date
               -----                                    -----------                          ------------
     Growth
     Balanced, Blue Chip,                        three business days before              March 24, June 24,
     Real Estate, and Utilities                  each payable date                       September 24 and December 24

     Capital Value, Growth,                      three business days before              June 24 and December 24
     MidCap and SmallCap                         each payable date

     International, International                three business days before              December 24
     Emerging Markets and                        each payable date
     International SmallCap

     Income
     Bond, Government Securities                 three business days before              monthly on the 24th (or
     Income, High Yield, Limited                 each payable date                       previous business day)
     Term Bond and Tax-Exempt Bond

     Net realized capital gains for each of the Funds, if any, will be distributed annually. Generally the distribution will be made on the fourth business day of December, to shareholders of record on the third business day prior to the record date.

     On the Account Application, you can authorize income dividend and capital gains distributions to be invested in additional Fund shares at net asset value (without a sales charge), invested in shares of other Principal Funds or paid in cash. You may change this instruction without charge at any time by giving ten days written notice to the Fund.

     Any dividends or distributions paid shortly after a purchase of shares will have the effect of reducing the per share net asset value by the amount of the dividends or distributions. These dividends or distributions are subject to taxation like other dividends and distributions, even though they are in effect a return of capital. A shareholder of the Tax-Exempt Bond Fund who redeems shares when tax-exempt income has been accrued but not declared as a dividend by that Fund may have the portion of the redemption proceeds which represents such income taxed at capital gains rates.


Money Market Fund
     The Cash Management Fund declares dividends of all its daily net investment income on each day the net asset value per share is determined. Dividends for the Fund are payable daily and are automatically reinvested in full and fractional shares of the Fund at the then current net asset value.

     Net investment income of the Cash Management Fund, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Fund. Expenses of the Fund are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund. Dividends payable on Class R shares of the Cash Management Fund on a per share basis will be lower than dividends payable on Class A shares of the Fund.

     Since it is the policy of the Cash Management Fund, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, the Fund does not expect any capital gains or losses. If the Fund does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is normally declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account.

     Normally the Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net investment income of the Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Fund may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investment in the Fund. The Fund may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors for the Fund.

     The Board of Directors of the Fund may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse effect on the shareholders.

Dividend Relay Election


     Shareholders may elect to have dividends and capital gains distributions from one of the Principal funds invested in shares of the same class of one of the other Principal funds. This Dividend Relay Election can be made on the application or at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends and distributions originate, on 10 days notice by telephone to the Fund. A signature guarantee may be required to make the Dividend Relay Election. See "General Information About a Fund Account." There is no administrative charge for this service. Dividends and distributions are credited to the receiving Fund the day such dividends are paid at the receiving Fund's net asset value for that day.


     If the Dividend Relay Election privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to redeem the account and send the proceeds to the shareholder.

     Shareholders may discontinue the Dividend Relay Election at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends originate, on 10 days notice by telephone to the Fund. The Funds reserve the right to discontinue or modify this service upon 60 days written notice to shareholders.

 TAX TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

     It is the policy of each of the Funds to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Funds intend to qualify for the tax treatment applicable to regulated investment companies under the provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amounts so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Funds intend to comply with the Act's requirements and to avoid this excise tax. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities where the ex-dividend date may have passed in which case such dividends are recorded as soon as the Fund is informed of the ex-dividend date.

Individual Retirement Accounts

     Distributions from IRAs are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received from an IRA prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the participant's death or disability; distributions paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and the participant's designated beneficiary; distributions for medical expenses; distributions for certain unemployment expenses and distributions after 1997 for first home purchases (up to $10,000) and higher education expenses.

     Generally, distributions from IRAs must commence not later than April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the participant (or the participant and beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the participant dies before his or her entire interest in the IRA has been distributed, the participant's entire interest must be distributed at least as rapidly as under the method of distribution being used as of the date of that person's death. If the participant dies prior to beginning any distributions from the IRA, the entire interest in the IRA will be distributed (1) within five years after the date of the participant's death or (2) as periodic payments which will begin within one year of the participant's death and which will be made over the life expectancy of the participant's designated beneficiary. However, if the participant's designated beneficiary is the surviving spouse, the IRA may be continued with the surviving spouse deemed to be the new IRA participant.

     The Code permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax -deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

Non-IRA Accounts


     In each fiscal year when, at the close of such year, more than 50% of the value of the International, International Emerging Markets or International SmallCap Fund's total assets are invested in securities of foreign corporations, the Fund may elect pursuant to Section 853 of the Internal Revenue Code to permit its shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, shareholders should include in gross income for federal income tax purposes both cash dividends received from the Fund and the amount which the Fund advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. The shareholders would then be entitled to subtract from their federal income taxes the amount of such taxes withheld, or else treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit for tax deduction is subject to certain limitations.


     Under the federal income tax law, dividends paid from investment income and from realized short-term capital gains, if any, are generally taxable at ordinary income rates whether received in cash or additional shares. The net income of the Cash Management Fund for purposes of its financial reports and determination of the amount of distributions to shareholders may exceed its net income as determined for tax purposes because certain market discount income will be currently included as income for book purposes but not for tax purposes. Although all net income for book purposes will be distributed to shareholders, such distributions are taxable to shareholders of the Fund as ordinary income only to the extent that they do not exceed the shareholder's ratable share of the Fund's investment income and any short-term capital gain as determined for tax purposes. The balance, if any, will be applied against and will reduce the shareholder's cost or other tax basis for the shares.

Withholding

     The Funds are required by law to withhold 10% of IRA distributions unless the shareholder elects not to have withholding apply. The Funds are required by law to withhold 31% of dividends paid from accounts other than IRA accounts, to investors who do not furnish the Fund their correct taxpayer identification number, which in the case of most individuals is their social security number.

     Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

HOW TO EXCHANGE SHARES


     Class R shares and Class A shares acquired by the conversion of Class R shares may be exchanged at net asset value for shares of the same class of any other Principal Fund described in the Prospectus, at any time. For purposes of computing the length of time Class R shares acquired by the exchange are held prior to conversion to Class A shares, the length of time the acquired shares have been owned by a shareholder will be measured from the date of original purchase of the exchanged shares.

     A shareholder may also make an Automatic Exchange Election. This election authorizes an exchange as described above from one Principal Fund to any or all of the other Principal Funds on a monthly, quarterly, semiannual or annual basis. The minimum amount that may be exchanged into any Principal Fund must equal or exceed $300 on an annual basis. The exchange will occur on the date of the month specified by the shareholder in the election so long as the day is a trading day. If the designated day is not a trading day, the exchange will occur on the next trading day occurring during that month. If the next trading day occurs in the following month, the exchange will occur on the trading day prior to the designated day. The Automatic Exchange Election may be made on the open account application, on 10 days written notice or, if telephone transaction services apply to the account from which the exchange is made, on 10 days notice by telephone to the Fund from which the exchange will be made.

     You may exercise the telephone exchange privilege by telephoning 1-800-247-4123. If all telephone lines are busy, you might not be able to request telephone exchanges and would have to submit written exchange requests. Although the Funds and the transfer agent are not responsible for the authenticity of exchange requests received by telephone, the right is reserved to refuse telephone exchanges when in the opinion of the Fund from which the exchange is requested or the transfer agent it seems prudent to do so. You bear the risk of loss caused by a fraudulent telephone exchange request the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the shareholder's address of record. In addition, the Fund directs exchange proceeds only to another Principal fund account used to fund the shareholder's IRA.

     General - If you do not have an account with the Fund in which shares are being acquired, a new account will be established with the same registration as the account from which shares are exchanged. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired. You may receive shares in exchange only if they may be legally offered in your state of residence.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Directors or Principal Management Corporation believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. You would be notified of any such action to the extent required by law. You may modify or discontinue an election on 10 days written notice or notice by telephone to the Fund from which exchanges are made.


HOW TO SELL SHARES

     Each Fund will redeem its shares upon request. Shares are redeemed at the net asset value calculated after the Fund receives the written request in proper form. There is no charge for redemptions. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption. The Funds generally send redemption proceeds the business day after the request is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than three business days, as permitted by federal securities law. A Fund will redeem only those shares for which it has received payment. To avoid the inconvenience of a delay in obtaining redemption proceeds, shares may be purchased with a certified check, bank cashiers check or money order.


     A request for a distribution from an IRA must be made in writing. You may obtain a distribution form by telephoning 1-800-247-4123 or writing to Princor, at P.O. Box 10423, Des Moines, Iowa 50306. Distributions from an IRA may be taken as a lump sum of the entire interest in the IRA, a partial interest in the IRA, or in periodic payments of either a fixed amount or amounts based upon certain life expectancy calculations. Tax penalties may apply to distributions taken before the IRA participant attains age 59 1/2. See "Tax Treatment of Fund Dividends and Distributions." A redemption request made payable to someone other than the plan participant requires a signature guarantee as a part of a proper endorsement. The signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.


     A shareholder may redeem shares from an account, other than an IRA account, by mail or by telephone. Each Fund reserves the right to modify any of the methods of redemption or to charge a fee for providing these services upon written notice to shareholders.

     By Mail - A shareholder of a non-IRA account simply sends a letter to Princor, at P.O. Box 10423, Des Moines, Iowa 50306, requesting redemption of any part or all of the shares owned by specifying the Fund account from which the redemption is to be made and either a dollar or share amount. The letter must provide the account number and be signed by a registered owner. If certificates have been issued, they must be properly endorsed and forwarded with the redemption request. If payment of less than $100,000 is to be mailed to the address of record, which has not been changed within the three month period preceding the redemption request, and is made payable to the registered shareholder or joint shareholders, or to Principal Mutual Life Insurance Company or any of its affiliated companies, the Fund will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

     By Telephone - Shareholders of non-IRA accounts may redeem shares valued at up to $100,000 from any one Fund by telephone, unless the shareholder has notified the Fund of an address change within the three month period preceding the date of the request. Such redemption proceeds will be mailed to the shareholder's address of record. Telephone redemption proceeds may also be sent by check or wire transfer to a commercial bank account in the United States previously authorized in writing by the shareholder. A wire charge of up to $6.00 will be deducted from the Fund account from which the redemption is made for all wire transfers. If proceeds are to be used to settle a securities transaction with a selected dealer, telephone redemptions may be requested by the shareholder or upon appropriate authorization from an authorized representative of the dealer, and the proceeds will be wired to the dealer. The telephone redemption privilege is available only if telephone transaction services apply to the account from which shares are redeemed. Telephone transaction services apply to all accounts, except accounts used to fund a Princor IRA, unless the shareholder has specifically declined this service on the account application or in writing to the Fund. The telephone redemption privilege will not be allowed on shares for which certificates have been issued.


     You may exercise the telephone redemption privilege by telephoning 1-800-247-4123. If all telephone lines are busy, you might not be able to request telephone redemptions and would have to submit written redemption requests. Although the Funds and the transfer agent are not responsible for the authenticity of redemption requests received by telephone, the right is reserved to refuse telephone redemptions when in the opinion of the Fund from which the redemption is requested or the transfer agent it seems prudent to do so. You bear the risk of loss caused by a fraudulent telephone redemption request the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birth date and names of all owners listed on the account and sending a written confirmation of the transaction to your address of record. In addition, the Fund directs redemption proceeds made payable to the owner or owners of the account only to an address of record that has not been changed within the three-month period prior to the date of the telephone request, or to a previously authorized bank account.


     Reinvestment Privilege - Within 60 days after redemption, shareholders who redeem all or part of their Class R shares or Class A shares which were acquired by conversion of Class R shares have a onetime privilege to reinvest the amount redeemed in shares of the same class of any of the Funds without a sales charge.

     The reinvestment will be made at the net asset value next computed after written notice of exercise of the privilege is received in proper and correct form by Princor. All reinvestments are subject to acceptance by the Fund or Funds and Princor.

PERIODIC WITHDRAWAL PLAN


     You may  request  that a fixed  number  of Class A shares or Class R shares
($25 initial minimum amount) or enough Class A shares or Class R shares to produce a fixed amount of money ($25 initial minimum amount) be withdrawn from an account monthly, quarterly, semiannually or annually. Periodic withdrawals from non-Money Market Fund Class A share accounts opened with purchases of Class A shares of $1,000,000 or more, may be subject to a CDSC. However, each year you may make periodic withdrawals of up to 10% of the value of a Class A share account without incurring a CDSC. The amount of the 10% free withdrawal privilege for an account is initially determined based upon the value of the account as of the date of the initial periodic withdrawal. If a periodic withdrawal plan is established at the time the Class A shares are purchased, the amount of the initial 10% free withdrawal privilege may be increased by 10% of the amount of additional purchases in that account made within 60 days after the shares were first purchased. After a periodic withdrawal plan has been established the amount of the 10% withdrawal privilege will be re-determined as of the last business day of December each year. The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that the investor may withdraw. An investor may initiate a Periodic Withdrawal Plan by signing an Agreement for Periodic Withdrawal Form and depositing any share certificate that has been issued, or if no certificate has been issued and telephone transaction services apply to the account, by telephoning the Fund.


PERFORMANCE CALCULATION

     From  time  to  time,  the  Funds  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Funds and about a Fund's largest industry holdings and largest specific securities holdings in its portfolio. The Funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. The Funds' yield and total return figures described below will vary depending upon market conditions, the composition of the Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Funds' performance figures to performance figures published for other investment vehicles. Any performance data quoted for the Funds represents only historical performance and is not intended to indicate future performance of the Funds. For further information on how the Funds calculate yield and total return figures, see the Statement of Additional Information.

Growth-Oriented and Income-Oriented Funds

     The Income-Oriented Funds may advertise their respective yields and average annual total returns. The Growth-Oriented Funds may advertise their respective average annual total returns. Yield is determined by annualizing each Fund's net investment income per share for a specific, historical 30-day period and dividing the result by the ending maximum public offering price for Class A shares or the net asset value for Class R shares of the Fund for the same period. Average annual total return for each Fund is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. These calculations assume the payment of the maximum front-end load in the case of Class A shares, although shareholders who acquire such shares by conversion from Class R shares do not pay a front-end load. The Funds may also calculate total return figures for a specified period that do not take into account the maximum initial sales charge to illustrate changes in the Funds' net asset values over time.

Money Market Fund

     From time to time the Cash Management Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield for the Cash Management Fund will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Fund is an open-end investment company and there is no guarantee that the net asset value or any stated rate of return will remain constant. Your investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

GENERAL INFORMATION ABOUT A FUND ACCOUNT


     Share certificates will be issued only when requested. You will receive a quarterly statement of account for the Fund(s) in which you have invested. The statement contains information regarding purchases, redemptions, and reinvested dividends or distributions occurring during the quarter, as well as the balance of shares owned and account values as of the statement date . The Funds treat the statement of account as evidence of ownership of Fund shares. This is known as an open account system. Each Fund bears the cost of the open account system.

     Signature Guarantee. The Funds have adopted the policy of requiring signature guarantees in certain circumstances to safeguard your accounts. A signature guarantee is necessary under the following circumstances:

     1. If a redemption payment is to be made payable to a payee other than the registered shareholder or Principal Mutual Life Insurance Company or any of its affiliated companies or selected administrators of qualified retirement plans;


     2. To add telephone transaction services to an account after the initial application is processed;

     3. When there is any change to a bank account designated to receive distributions; and

     4. If a redemption payment is to be mailed to an address other than the address of record or to an address of record that has been changed within the preceding three months.


     Your signature must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public is not acceptable.

     Minimum Account Balance. Although there currently is no minimum balance, due to the disproportionately high cost of maintaining small accounts, the Funds reserve the right to redeem all shares in an account with a value of less than $250 and to mail the proceeds to you. Involuntary redemptions will not be triggered solely by market activity. You will be notified before these redemptions are to be made and will have thirty days to make an additional investment to bring their accounts up to the required minimum. The Funds reserve the right to increase the required minimum.


SHAREHOLDER RIGHTS


     The following information is applicable to each of the Principal Funds described in this prospectus. Except for Tax-Exempt Cash Management Fund (Class A shares only) and Tax-Exempt Bond Fund (Class A and Class B shares only), each Fund's shares are currently divided into three classes. Each Fund share is entitled to one vote with fractional shares voting proportionately. The classes of shares for each Fund will vote together as a single class except where required by law or as determined by the Fund's Board of Directors. Shares are freely transferable, are entitled to dividends as declared by the Fund's Board of Directors and, if the Fund were liquidated, would receive the net assets of the Fund. Shareholders of a Fund may remove any director of that Fund with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders. Shareholders will be assisted with shareholder communication in connection with such matter.


     The Board of Directors of each Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue and may issue two or more classes of shares having such preferences and special or relative rights and privileges as the Directors may determine, without shareholder approval.

     The Funds are not required to hold an annual meeting of shareholders in any year unless required to do so under the Investment Company Act of 1940. The Funds intend to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors. However, each Fund will hold a meeting of shareholders when requested to do so in writing by the holders of 10% or more of the outstanding shares of that Fund.

     Shareholder inquiries should be directed to the appropriate Fund at The Principal Financial Group, Des Moines, Iowa 50392.


     As of _______________, Principal Mutual Life Insurance Company and its subsidiaries and affiliates owned 25% or more of the outstanding voting shares of each Fund as indicated:

                                                              Percentage of
                                              Number of     Outstanding Shares
                 Fund                       Shares Owned          Owned
     -----------------------------------    ------------    ------------------
     Capital Value Fund
     International Emerging Markets Fund
     International SmallCap Fund
     Limited Term Bond Fund


ADDITIONAL INFORMATION


     Organization: The Funds were incorporated in the state of Maryland on the following dates: Balanced Fund - November 26, 1986; Blue Chip Fund - December 10, 1990; Bond Fund - December 2, 1986; Capital Value Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Cash Management Fund - June 10, 1982; Government Securities Income Fund - September 5, 1984; Growth Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); High Yield Fund - November 26, 1986; International Emerging Markets Fund - May 27, 1997; International Fund - May 12, 1981; International SmallCap Fund - May 27, 1997; Limited Term Bond Fund - August 9, 1995; MidCap Fund - February 20, 1987; Real Estate Fund - May 27, 1997; SmallCap Fund - August 13, 1997; Utilities Fund - September 3, 1992.

     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Funds except the International, International Emerging Markets and International SmallCap Funds. The custodian for the International Emerging Markets Fund, International Fund and International SmallCap Fund is Chase Manhattan Bank, Global Securities Services, Chase Metro Tech Center, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the Funds.


     Capitalization: The authorized capital stock of each Fund consists of 100,000,000 shares of common stock (2,000,000,000 for Princor Cash Management
Fund), $.01 par value.

     Financial Statements: Copies of the financial statements of each Fund will be mailed to each shareholder semiannually. At the close of each fiscal year, each Fund's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Fund for their respective present fiscal years.

     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Funds have filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of this Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor
Financial Services Corporation. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.


     Principal Underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306, is the principal underwriter for each of the Principal Funds.

     Transfer  Agent  and  Dividend  Disbursing  Agent:   Principal   Management
Corporation, The Principal Financial Group, Des Moines, Iowa, 50392, is the transfer agent and dividend disbursing agent for each of the Principal Funds.




      This Prospectus describes a family of investment companies ("Principal Funds" formerly known as "Princor Funds") which has been organized by Principal Mutual Life Insurance Company. Together the Funds provide the following range of investment objectives:

                              GROWTH-ORIENTED FUNDS

                                    Domestic

Principal Balanced Fund, Inc. (formerly known as Princor Balanced Fund, Inc.) seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

Principal Blue Chip Fund, Inc. (formerly known as Princor Blue Chip Fund, Inc.) seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

Principal Capital Value Fund, Inc. (formerly known as Princor Capital Accumulation Fund, Inc.) seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal Growth Fund, Inc. (formerly known as Princor Growth Fund, Inc.) seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

Principal MidCap Fund, Inc. (formerly known as Princor Emerging Growth Fund, Inc.) seeks to achieve long-term capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

Principal Real Estate Fund, Inc. seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

Principal SmallCap Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

Principal Utilities Fund, Inc. (formerly known as Princor Utilities Fund, Inc.) seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed income securities of companies in the public utilities industry. International

Principal International Emerging Markets Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

Principal International Fund, Inc. (formerly known as Princor World Fund, Inc.) seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Principal International SmallCap Fund, Inc. seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

                              INCOME-ORIENTED FUNDS

Principal Bond Fund, Inc. (formerly known as Princor Bond Fund, Inc.) seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                 The date of this Prospectus is _______________.

Principal Government Securities Income Fund, Inc. (formerly known as Princor Government Securities Income Fund, Inc.) seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

Principal High Yield Fund, Inc. (formerly known as Princor High Yield Fund, Inc.) seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed not to involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income. Principal High Yield Fund, Inc. invests predominantly in lower rated bonds, commonly referred to as "junk bonds" and may invest 100% of its assets in such bonds. Bonds of this type are considered to be speculative with regard to payment of interest and return of principal. Purchasers should carefully assess the risks associated with an investment in this fund. THESE ARE SPECULATIVE SECURITIES.

Principal Limited Term Bond Fund, Inc. (formerly known as Princor Limited Term Bond Fund, Inc.) seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

                               Money Market Funds

Principal Cash Management Fund, Inc. (formerly known as Princor Cash Management Fund, Inc.) seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

     Each of the Principal Funds described in this Prospectus offers three classes of shares: Class A shares, Class B shares and Class R shares. Each class is sold pursuant to different sales arrangements and bears different expenses. Only Class R shares are offered through this Prospectus. Class A shares are described herein only because Class R shares convert to Class A shares after a period of time. For more information about the different sales arrangements, see "How to Purchase Shares" and "Offering Price of Fund's Shares ." For information about various expenses borne by Class R shares and Class A shares see "Overview."

     Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

     An investment in any of the Funds is neither insured nor guaranteed by the U.S. Government. There can be no assurance the Principal Cash Management Fund will be able to maintain a stable net asset value of $1.00 per share.



     This Prospectus concisely states information about the Principal Funds that an investor should know before investing. It should be read and retained for future reference.

     Additional information about the Funds has been filed with the Securities and Exchange Commission, including a document called a Statement of Additional Information dated __________ which is incorporated by reference herein. The Statement of Additional Information and a Prospectus describing Class A and Class B shares can be obtained free of charge by writing or telephoning the Funds' principal underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-247-4123.

                             TABLE OF CONTENTS                             Page

     Overview................................................................  3
     Financial Highlights....................................................  9
     Investment Objectives, Policies and Restrictions........................ 18
         Growth-Oriented Funds............................................... 18
             Domestic........................................................ 18
             International................................................... 23
         Income-Oriented Funds............................................... 24
         Money Market Fund................................................... 29
         Certain Investment Policies and Restrictions........................ 30
     Risk Factors............................................................ 31
     How the Funds are Managed............................................... 32
     How to Purchase Shares.................................................. 35
     Offering Price of Funds' Shares ........................................ 36
     Distribution and Shareholder Servicing Plans and Fees................... 37
     Determination of Net Asset Value of Funds' Shares....................... 37
     Distribution of Income Dividends and Realized Capital Gains ............ 38
     Tax Treatment of the Funds, Dividends and Distributions ................ 40
     How to Exchange Shares.................................................. 41
     How to Sell Shares...................................................... 41
     Periodic Withdrawal Plan................................................ 43
     Performance Calculation................................................. 43
     General Information About a Fund Account................................ 44
     Shareholder Rights...................................................... 44
     Additional Information.................................................. 45

     This Prospectus does not constitute an offer to sell, or a solicitation of an offer to buy, the securities of any of the Funds in any jurisdiction in which such sale, offer to sell, or solicitation may not be lawfully made. Currently, shares of the Funds are not available for sale in New Hampshire, in any U.S. possession or in Canada or any other foreign country. No dealer, salesperson, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds or the Funds Manager. Because the Principal Funds use a combined Prospectus there may be a possibility that one Fund might become liable for any misstatements, inaccuracy, or incomplete disclosure in the Prospectus concerning another Fund.

OVERVIEW

     The following overview is provided for your convenience. Please read the detailed information found in the prospectus.

     The Principal Funds are separately incorporated, open-end diversified management investment companies. Each of the Principal Funds described in this Prospectus offers three classes of shares: Class A, Class B and Class R shares. However, only Class R shares are offered through this Prospectus.

Who may Invest


     Class R shares are offered only to the following: (1) people who receive lump sum distributions (other than distributions received as a result of a plan termination) from certain retirement plans administered by Principal Mutual Life Insurance Company under the terms of a written service agreement ("Administered Employee Benefit Plans") to fund individual retirement accounts and to shareholders of Class R shares for any purpose; and (2) mortgagors of mortgages serviced by Principal Mutual Life Insurance Company, its subsidiaries or affiliates.


What it Costs to Invest

     Class R shares are sold without a front-end sales charge or a contingent deferred sales charge. Class R shares of each Fund are subject to a 12b-1 fee at annual rate of .75% of the Fund's average net assets attributable to Class R shares. Class R shares automatically convert into Class A shares, based on relative net asset values (which means without a sales charge), approximately four years after purchase. The tables on the next page depict the fees and expenses applicable to the purchase and ownership of shares of each of the Funds. Table A depicts Class R shares and is based on amounts incurred by the Funds' Class A shares during the fiscal year ended October 31, 1997, and assumptions regarding the level of expenses anticipated for Class R shares during the current fiscal year. Table B depicts Class A shares and is based on amounts incurred by the Funds during the fiscal year ended October 31, 1997, except as otherwise indicated. While Table B depicts the maximum sales charge applicable to shares sold to the public, no sales charge applies when Class R shares convert to Class A shares. The table included as an Example indicates the cumulative expenses an investor would pay on an initial $1,000 investment that earns a 5% annual return, regardless of whether shares are redeemed. The examples are based on each Fund's Annual Operating Expenses described in Tables A and B. Please remember that the Examples should not be considered a representation of future expenses and that actual expenses may be greater or less than those shown.

                                                           Shareholder Transaction Expenses

                                          Maximum Sales Load Imposed                                     Contingent
                                                 on Purchases               Redemption    Exchange     Deferred Sales
                     Fund             (as a percentage of offering price)      Fee*         Fee            Charge
                     ----             ----------------------------------       ----         ---            ------


               Class A Shares
               --------------
     All Funds except Limited Term Bond Fund
       and Money Market Funds                        4.75%                     None         None            None
     Limited Term Bond Fund                          1.50%                     None         None            None
     Money Market Funds                              None                      None         None            None

               Class R Shares
               --------------
     All Funds                                       None                      None         None            None

     * A wire charge of $6.00 will be deducted for all wire transfers.

    ----------------------------------------------------------------------------------------
                                              CLASS R SHARES
    TABLE A                                         Annual Fund Operating Expenses
                                                (as a percentage of average net assets)
                                          -------------------------------------------------

                                          Management    12b-1     Other     Total Operating
                Fund                          Fee        Fee     Expenses       Expenses
                ----                          ---        ---     --------       --------
     Balanced Fund                               %          %         %              %
     Blue Chip Fund
     Bond Fund                                                                      **
     Capital Value Fund
     Cash Management Fund                                                           *
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund                                            **
     International Fund
     International SmallCap Fund                                                    **
     Limited Term Bond Fund                                                         *
     MidCap Fund
     Real Estate Fund                         .90        .75       .55              ***
     SmallCap Fund                            .85        .75       .55              ***
     Utilities Fund

     *   After waiver.
     **  Annualized
     *** Estimated expenses.

    ----------------------------------------------------------------------------------------

    ----------------------------------------------------------------------------------------
                                             CLASS A SHARES
    TABLE B                                        Annual Fund Operating Expenses
                                               (as a percentage of average net assets)
                                          -------------------------------------------------
                                          Management    12b-1      Other    Total Operating
                Fund                          Fee        Fee     Expenses      Expenses
                ----                          ---        ---     --------      --------
     Balanced Fund                               %          %         %              %
     Blue Chip Fund
     Bond Fund                                                                       *
     Capital Value Fund
     Cash Management Fund                               None                         *
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund                                             ****
     International Fund
     International SmallCap Fund                                                     ****
     Limited Term Bond Fund                                                          *
     MidCap Fund
     Real Estate Fund                         .90        .25       .55           1.70***
     SmallCap Fund                            .85        .25       .55           1.65***
     Utilities Fund                                                                  *

     *   After waiver.
     **  Annualized
     ****Estimated expenses.

   ----------------------------------------------------------------------------------------

                                                     EXAMPLE

     You would pay the following expenses on a $1,000  investment,  assuming (1)
     5% annual return and (2) redemption at the end of each time period:

                                                  1 Year              3 Years          5 Years (a)          10 Years (a)
                                             -----------------   -----------------   -----------------   -----------------

                                             Class A   Class R   Class A   Class R   Class A   Class R   Class A   Class R
                     Fund                    Shares    Shares    Shares    Shares    Shares    Shares    Shares    Shares


     Balanced Fund                               $         $         $         $         $         $          $         $
     Blue Chip Fund                              $         $         $         $         $         $          $         $
     Bond Fund                                   $         $         $         $         $         $          $         $
     Capital Value Fund                          $         $         $         $         $         $          $         $
     Cash Management Fund                        $         $         $         $         $         $          $         $
     Government Securities Income Fund           $         $         $         $         $         $          $         $
     Growth Fund                                 $         $         $         $         $         $          $         $
     High Yield Fund                             $         $         $         $         $         $          $         $
     International Emerging Markets Fund         $         $         $         $       N/A       N/A        N/A       N/A
     International Fund                          $         $         $         $         $         $          $         $
     International SmallCap Fund                 $         $         $         $       N/A       N/A        N/A       N/A
     Limited Term Bond Fund                      $         $         $         $         $         $          $         $
     MidCap Fund                                 $         $         $         $         $         $          $         $
     Real Estate Fund                          $64       $22       $99       $69       N/A       N/A        N/A       N/A
     SmallCap Fund                             $63       $22       $97       $67       N/A       N/A        N/A       N/A
     Utilities Fund                              $         $         $         $         $         $          $         $

     (a) The amount in this column reflects the conversion of Class R shares to Class A shares four years after the initial purchase.

     The purpose of the preceding tables is to help you understand the various expenses that you will pay, either directly or indirectly. Although Annual Fund Operating Expenses shown in the Expense Table for Class A shares are generally based upon each Fund's actual expenses, the 12b-1 Plan adopted by each of the Funds (except the Money Market Funds which have no such Plan for Class A shares) permits Princor Financial Services Corporation ("Princor") as underwriter to retain an annual fee of up to .25% of each Fund's average net assets. A portion of this annual fee is considered an asset-based sales charge. Thus, it is theoretically possible for a long-term shareholder of Class A shares, whether acquired directly or by conversion of Class R shares, to pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers. See "Distribution and Shareholder Servicing Plans and Fees", "How to Purchase Shares" and "How the Funds are Managed."

     The Manager voluntarily waived a portion of its fee for the Bond, Cash Management, Limited Term Bond and Utilities Funds throughout the fiscal year ended October 31, 1997. Without these waivers, total annualized operating expenses as a percentage of average net assets actually incurred by the Funds for the fiscal year ended October 31, 1997 for the Class A shares would have amounted to .__% for the Bond Fund, .__% for the Cash Management Fund, _.__% for the Limited Term Bond Fund and _.__% for the Utilities Fund, and for Class R shares, _.__% for the Bond Fund, _.__% for the Limited Term Bond Fund and _.__% for the Utilities Fund. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percent of average net assets attributable to a class on an annualized basis during the period will not exceed, for the Class A shares, .95% for the Bond Fund, .75% for the Cash Management Fund, .90% for the Limited Term Bond Fund and 1.15% for the Utilities Fund, and for the Class R shares, 1.45% for the Bond Fund, 1.25% for the Cash Management Fund, 1.50% for the Limited Term Bond Fund and 1.65% for the Utilities Fund. The foregoing examples assume the continuation of these waivers throughout the periods shown.

What the Funds Offer Investors

     Investor objectives and risk tolerances vary. For example, some of you may want growth to help accumulate assets prior to retirement or to generate current income during retirement. Investors purchase shares of Funds that have investment objectives that match their own financial objectives. The Funds also offer a choice of varying levels of investment risks to assist you in to choosing one or more Funds based on your willingness to assume various risks. The Funds offer:


     Professional Investment Management: Principal Management Corporation (formerly known as Princor Management Corporation) is the Manager for each of the Funds. Through a Sub-Advisory Agreement between Invista Capital Management ("Invista") and the Manager, Invista performs the investment advisory responsibilities of the Manager for the Growth-Oriented Funds (except the Real Estate Fund), the Government Securities Income Fund and the Limited Term Bond Fund. The Manager and Invista employ experienced securities analysts to provide you with professional investment management. The Manager or Invista decides how and where to invest Fund assets. Investment decisions are based on research into the financial performance of individual companies and specific securities issues, taking into account general economic and market trends. See "How the Funds are Managed."


     Diversification: Principal Funds allow you to diversify your assets across dozens of securities issued by a number of issuers. In addition, you may further diversify by investing in several of the Funds. Diversification reduces investment risk.

     Economies of Scale: Pooling individual shareholders' money creates administrative efficiencies and, in certain Funds, saves on brokerage commissions through round-lot orders and quantity discounts. By pooling money with other investors, you can invest indirectly in many more securities than you could on your own.


     Liquidity: Upon request, each Fund will redeem all or part of an your shares and promptly pay the current net asset value of the shares redeemed, less any applicable contingent deferred sales charge. See "How to Sell Shares."


     Dividends: Each Fund will normally declare a dividend payable to shareholders from investment income in accordance with its distribution policy. Dividends payable for Class R shares will be lower than dividends payable for Class A shares. See "Distribution of Income Dividends and Realized Capital Gains."

     Convenient Investment and Recordkeeping Services: You will receive quarterly statements of account with information regarding purchases, redemptions and reinvested dividends or distributions occurring during the quarter, as well as the balance of shares owned and account values as of the statement date. In addition, you may complete certain transactions and access account information by telephoning 1-800-247-4123.

Investment Objectives of the Funds

                              GROWTH-ORIENTED FUNDS

                                    Domestic

               Fund                              Investment Objectives

Principal Balanced Fund, Inc.       Total   investment   return   consisting  of
                                    current income and capital appreciation while assuming reasonable risks in furtherance of this objective.

Principal Blue Chip Fund,  Inc.     Growth of capital and growth of income.
                                    In seeking to achieve its objective, the Fund will invest primarily in common stocks of well-capitalized, established companies which the Fund's Manager believes to have the potential for growth of capital, earnings and dividends.

Principal Capital  Value Fund, Inc. Long-term capital appreciation with   a
                                    secondary objective  of growth of investment
                                    income.   The Fund seeks to achieve its
                                    objectives primarily through the purchase
                                    of  common   stocks, but  the   Fund  may
                                    invest in other securities.

Principal Growth Fund, Inc.         Growth of  capital.  The Fund seeks to
                                    achieve  its  objective  through the
                                    purchase primarily of common stocks, but the Fund may invest in other securities.

Principal MidCap Fund, Inc.         Long-term  capital  appreciation.  The Fund
                                    invests primarily in securities of emerging and other growth-oriented companies.

Principal Real Estate Fund, Inc.    Generate total return. In seeking to achieve
                                    its objective, the Fund will primarily
                                    invest in equity securities of companies principally engaged in the real estate industry.

Principal SmallCap Fund, Inc.       Long-term  growth of capital. The Fund seeks
                                    to achieve its  objective  by investing
                                    primarily in equity securities of companies with comparatively smaller market capitalizations.

Principal Utilities Fund, Inc.      Current  income  and  long-term  growth of
                                    income  and  capital.  The Fund invests
                                    primarily  in equity  and  fixed-income
                                    securities of companies engaged in the public utilities industry.

                                  International

               Fund                              Investment Objectives

Principal International Emerging    Long-term growth of  capital. The Fund will
Markets Fund, Inc.                  invest  primarily  in equity securities of
                                    issuers in emerging market countries.

Principal International Fund, Inc.  Long-term  growth  of  capital  by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

Principal International
SmallCap Fund,  Inc.                Long-term  growth of capital. The Fund will
                                    invest primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

                              Income-Oriented Funds

               Fund                            Investment Objectives

Principal Bond Fund, Inc.           As high a level of income as is  consistent
                                    with  preservation  of capital and   prudent
                                    investment risk. This Fund invests primarily in investment-grade bonds.

Principal Government Securities     A high level of current  income,  liquidity
Income Fund, Inc.                   and safety of  principal.  The Fund seeks to
                                    achieve its objective through the purchase of obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National
                                    Mortgage  Association  Certificates ("GNMA
                                    Certificates").  Fund  shares  are  not
                                    guaranteed  by the  United  States
                                    Government.

Principal High Yield Fund, Inc.     High  current income.Capital growth is a
                                    secondary  objective when consistent with
                                    the   objective   of high current-income.
                                    The Fund will invest primarily   in  high
                                    yielding, lower or non-rated fixed-income securities (commonly known as "junk bonds").

Principal Limited Term Bond         A  high level of current income consistent
Fund, Inc.                          with a relatively high level of principal
                                    stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

                                Money Market Fund

               Fund                          Investment Objectives

Principal Cash Management           As high a level of current income available
Fund, Inc.                          from short-term securities as is considered
                                    consistent with preservation of principal and maintenance of liquidity. The Fund invests in money market instruments.

     There can be no assurance that the investment objectives of any of the Funds will be realized. See "Investment Objectives, Policies and Restrictions."

The Risks of Investing

     Because the Funds have different investment objectives, each Fund is subject to varying degrees of financial and market risks and current income volatility. Financial risk refers to the earnings stability and overall financial soundness of an issuer of an equity security and to the ability of an issuer of a debt security to pay interest and principal when due. Market risk refers to the degree to which the price of a security reacts to changes in conditions in securities markets in general and, with particular reference to debt securities, to changes in the overall level of interest rates. Current income volatility refers to the degree and rapidity which changes in the overall level of interest rates are reflected in the level of current income of a Fund. See "Risk Factors" and "Investment Objectives, Policies and Restrictions."

How to Buy Shares

     You can buy shares by completing an Account Application or a Princor IRA or SEP-IRA Application provided by Princor. Mail it, along with a check if establishing an account that is not part of a direct rollover, to Princor. The initial investment must be at least $1,000 ($250 for an IRA). The minimum initial investment for an account established under the Uniform Gifts to Minors Act or Uniform Transfers Act is $250. The minimum subsequent investment is $100. See "How to Purchase Shares" and "How to Exchange Shares."

     Each Fund described in the Prospectus offers three classes of shares through Princor and other dealers which it selects. The three classes are Class A shares, Class B shares and Class R shares. Only Class R shares are offered through this Prospectus. Each class is sold in different sales arrangements and bears different expense levels.

     Class R shares for each Fund are sold without an initial sales charge or a contingent deferred sales charge. Class R shares have a higher 12b-1 fee than Class A shares, currently at the annual rate of .75% of the Fund's average net assets attributable to Class R shares. Class R shares will automatically convert into Class A shares, based on relative net asset value, approximately four years after purchase. Class R shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. See "How to Purchase Shares" and "Offering Price of Funds' Shares." Class R shares were first offered to the public on February 29, 1996.

How to Exchange Shares

     Shares of Principal Funds may be exchanged for shares of the same Class of other Principal Funds without a sales charge or administrative fee under certain conditions as described under "How to Exchange Shares." Shares may be exchanged by telephone or written request. Also, dividends and capital gains distributions from shares of a Class of one Principal Fund may be automatically "cross-reinvested" in shares of the same Class of another Principal Fund. See "Distribution of Income Dividends and Realized Capital Gains."

How to Sell Shares

     You may sell (redeem) shares only by written request. The request form may be obtained by telephoning 1-800-247-4123 or by writing to Princor, P.O. Box 10423, Des Moines, Iowa 50306. Redemption proceeds will generally be mailed to you on the next business day after the redemption request is received in good order. Redemptions are at net asset value, without charge. See "Offering Price of Funds' Shares" and "How to Sell Shares."

FINANCIAL HIGHLIGHTS

     The tables that follow are based on information included in the Funds' annual financial statements which have been audited by Ernst & Young, LLP, independent auditors. Their report on the financial statements and financial highlights are incorporated by reference (legally made as part of) in this Prospectus . A free copy of the financial statements may be obtained by calling 1-800-451-5447.

GROWTH-ORIENTED FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions
                                                  --------------------------------- --------------------------------------
                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total      Dividends                             Net Asset
                                       Value at   Invest-     Gain        from       from Net  Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment  Investment     from          Total        End
                                       of Period  Income   Investments  Operations    Income   Capital Gains Distributions of Period

   Princor Balanced Fund, Inc.
     Class A
     Year Ended October 31,
       1996                             $13.74     $.38       $1.59       $1.97      $(.43)       $(.67)        $(1.10)     $14.61
       1995                              12.43      .41        1.31        1.72       (.36)        (.05)          (.41)      13.74
       1994                              13.26      .32        (.20)        .12       (.40)        (.55)          (.95)      12.43
       1993                              12.78      .35        1.14       1.49        (.37)        (.64)         (1.01)      13.26
       1992                              11.81      .41         .98        1.39       (.42)         --            (.42)      12.78
       1991                               9.24      .46        2.61        3.07       (.50)         --            (.50)      11.81
       1990                              11.54      .53       (1.70)      (1.17)      (.59)        (.54)         (1.13)       9.24
       1989                              11.09      .61         .56        1.17       (.56)        (.16)          (.72)      11.54
     Period Ended October 31, 1988(b)     9.96      .40        1.02        1.42       (.29)         --            (.29)      11.09
     Class R
     Period Ended October 31, 1996(e)    13.81      .24         .73         .97       (.26)         --            (.26)      14.52
   Princor Blue Chip Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              15.03      .23        2.45        2.68       (.26)        (.35)          (.61)      17.10
       1995                              12.45      .24        2.55        2.79       (.21)         --            (.21)      15.03
       1994                              11.94      .20         .57         .77       (.26)         --            (.26)      12.45
       1993                              11.51      .21         .43         .64       (.18)        (.03)          (.21)      11.94
       1992                              10.61      .17         .88        1.05       (.15)         --            (.15)      11.51
     Period Ended October 31, 1991(f)    10.02      .10         .57         .67       (.08)         --            (.08)      10.61
     Class R
     Period Ended October 31, 1996(e)    16.21      .12         .90        1.02       (.15)         --            (.15)      17.08

   Princor Capital Accumulation
   Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              23.69      .45        5.48        5.93       (.43)       (1.47)         (1.90)      27.72
       1995                              20.83      .45        3.15        3.60       (.39)        (.35)          (.74)      23.69
       1994                              21.41      .39         .93        1.32       (.41)       (1.49)         (1.90)      20.83
       1993                              21.34      .43        1.67        2.10       (.43)       (1.60)         (2.03)      21.41
       1992                              19.53      .45        1.82        2.27       (.46)         --            (.46)      21.34
       1991                              14.31      .49        5.24        5.73       (.51)         --            (.51)      19.53
       1990                              18.16      .52       (3.64)      (3.12)      (.40)        (.33)          (.73)      14.31
     Four Months Ended October 31,
       1989(g)                           19.11      .18        (.06)        .12       (.29)        (.78)         (1.07)      18.16
     Year Ended June 30,
       1989                              18.82      .53        1.10        1.63       (.51)        (.83)         (1.34)      19.11
       1988                              21.66      .44       (1.06)       (.62)      (.41)       (1.81)         (2.22)      18.82
       1987                              20.47      .31        3.33        3.64       (.30)       (2.15)         (2.45)      21.66
     Class R
     Period Ended October 31, 1996(e)    24.73      .19        2.81        3.00       (.16)         --            (.16)      27.57
   Princor Emerging Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              31.45      .14        5.05        5.19       (.14)        (.75)          (.89)      35.75
       1995                              25.08      .12        6.45        6.57       (.06)        (.14)          (.20)      31.45
       1994                              23.56      --         1.61        1.61        --          (.09)          (.09)      25.08
       1993                              19.79      .06        3.82        3.88       (.11)         --            (.11)      23.56
       1992                              18.33      .14        1.92        2.06       (.15)        (.45)          (.60)      19.79
       1991                              11.35      .17        7.06        7.23       (.21)        (.04)          (.25)      18.33
       1990                              14.10      .31       (2.59)      (2.28)      (.37)        (.10)          (.47)      11.35
       1989                              12.77      .26        2.02        2.28       (.15)        (.80)          (.95)      14.10
     Period Ended October 31, 1988(b)    10.50      .06        2.26        2.32       (.05)         --            (.05)      12.77
     Class R
     Period Ended October 31, 1996(e)    33.77      .04        1.88        1.92       (.02)         --            (.02)      35.67

                                                                       Ratios/Supplemental Data
                                                      -----------------------------------------------------------


                                                                               Ratio of Net
                                                                     Ratio of   Investment
                                                      Net Assets at Expenses to  Income to   Portfolio   Average
                                             Total    End of Period   Average     Average    Turnover  Commission
                                           Return(a) (in thousands) Net Assets  Net Assets     Rate     Rate Paid

   Princor Balanced Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                15.10%     $  70,820      1.28%       2.82%       32.6%        $.0421
       1995                                14.18%        57,125      1.37%       3.21%       35.8%           N/A
       1994                                  .94%        53,366      1.51%       2.70%       14.4            N/A
       1993                                12.24%        39,952      1.35%       2.78%       27.5%           N/A
       1992                                11.86%        31,339      1.29%       3.39%       30.6%           N/A
       1991                                34.09%        23,372      1.30%       4.25%       23.6%           N/A
       1990                               (11.28)%       18,122      1.32%       5.22%       33.7%           N/A
       1989                                11.03%        20,144      1.25%       5.45%       30.2%           N/A
     Period Ended October 31, 1988(b)      12.42%(c)     16,282      1.12%(d)    4.51%(d)    65.2%(d)        N/A
     Class R
     Period Ended October 31, 1996(e)       7.52%(c)        875      1.49%(d)    2.26%(d)    32.6%(d)      .0421(d)
   Princor Blue Chip Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                18.20%        44,389      1.33%       1.41%       13.3%         .0456
       1995                                22.65%        35,212      1.38%       1.83%       26.1%           N/A
       1994                                 6.58%        27,246      1.46%       1.72%        5.5%           N/A
       1993                                 5.65%        23,759      1.25%       1.87%       11.2%           N/A
       1992                                 9.92%        19,926      1.56%       1.49%       13.5%           N/A
     Period Ended October 31, 1991(f)       6.37%(c)     12,670      1.71%(d)    1.67%(d)     0.4%(d)        N/A
     Class R
     Period Ended October 31, 1996(e)       7.02%(c)      1,575      1.48%(d)     .68%(d)    13.3%(d)      .0456(d)

   Princor Capital Accumulation
   Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                26.41%       435,617       .69%       1.82%       50.2%         .0421
       1995                                17.94%       339,656       .75%       2.08%       46.0%           N/A
       1994                                 6.67%       285,965       .83%       2.02%       31.7%           N/A
       1993                                10.42%       240,016       .82%       2.16%       24.8%           N/A
       1992                                11.67%       190,301       .93%       2.17%       38.3%           N/A
       1991                                40.63%       152,814       .99%       2.72%       19.7%           N/A
       1990                               (17.82)%      109,507      1.10%       3.10%       27.7%           N/A
     Four Months Ended October 31,
       1989(g)                               .44%(c)    122,685      1.10%(d)    2.87%(d)    19.7%(d)        N/A
     Year Ended June 30,
       1989                                 9.53%       117,473      1.00%       3.04%       28.1%           N/A
       1988                                (2.30)%       97,147       .96%       2.40%       27.9%           N/A
       1987                                20.93%        93,545       .98%       1.73%       20.0%           N/A
     Class R
     Period Ended October 31, 1996(e)      12.74%(c)      1,752      1.16%(d)    1.18%(d)    50.2%(d)      .0421(d)
   Princor Emerging Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                16.89%       229,465      1.32%        .46%       12.3%         .0391
       1995                                26.41%       150,611      1.47%        .47%       13.5%           N/A
       1994                                 6.86%        92,965      1.74%        .02%        8.1%           N/A
       1993                                19.66%        48,668      1.66%        .26%        7.0%           N/A
       1992                                11.63%        29,055      1.74%        .80%        5.8%           N/A
       1991                                64.56%        17,174      1.78%       1.14%        8.4%           N/A
       1990                               (16.80)%        8,959      1.94%       2.43%       15.8%           N/A
       1989                                19.65%         8,946      1.79%       2.09%       13.5%           N/A
     Period Ended October 31, 1988(b)      19.72%(c)      6,076      1.52%(d)  .84%(d)       19.5%(d)        N/A
     Class R
     Period Ended October 31, 1996(e)       6.20%(c)      2,016      1.53%(d)     .29%(d)    12.3%(d)      .0391(d)

Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Certain of the Growth Funds recognized net investment income as follows, for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Growth Funds incurred net realized and unrealized gains/losses on investments during this initial interim period as follows. This represented activities of each fund prior to the initial public offering of fund shares.

                                                                    Per Share
                                               Per Share           Realized and
                                             Net Investment         Unrealized
                Fund                             Income             Gain/(Loss)

     Princor Balanced Fund, Inc.                  $.08                $(.12)
     Princor Emerging Growth Fund, Inc.            .04                  .46

(c)  Total Return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through October 31, 1996. Certain of the Growth Funds Class R shares recognized net investment income for the period from the initial purchase of Class R shares on February 27, 1996 through February 28, 1996 as follows, none of which was distributed to the sole shareholder, Princor Management Corporation. Additionally, the Growth Funds incurred unrealized gains (losses) on investments during the initial period as follows. This represents Class R share activities of each fund prior to the initial offering of Class R shares:


                                               Per Share          Per Share
                                             Net Investment       Unrealized
                    Fund                         Income           Gain/(Loss)

     Princor Balanced Fund, Inc.                  $--                $(.03)
     Princor Blue Chip Fund, Inc.                  .01                (.02)
     Princor Capital Accumulation Fund, Inc.       .01                (.11)
     Princor Emerging Growth Fund, Inc.            --                   .19

(f) Period from March 1, 1991, date shares first offered to public, through October 31, 1991. Net investment income, aggregating $.01 per share for the period from the initial purchase of shares on February 11, 1991 through February 28, 1991, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred unrealized gains on investments of $.01 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(g) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

GROWTH-ORIENTED FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                 Income from Investment Operations          Less Distributions
                                                 --------------------------------- --------------------------------------
                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total     Dividends                              Net Asset
                                       Value at   Invest-     Gain        from      from Net   Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment Investment      from          Total        End
                                       of Period  Income   Investments  Operations   Income   Capital Gains Distributions of Period

   Princor Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                             $37.22    $.35        $3.50       $3.85      $(.35)      $(1.18)       $(1.53)      $39.54
       1995                              31.14     .35         6.67        7.02       (.31)        (.63)         (.94)       37.22
       1994                              30.41     .26         2.56        2.82       (.28)       (1.81)        (2.09)       31.14
       1993                              28.63     .40         2.36        2.76       (.42)        (.56)         (.98)       30.41
       1992                              25.92     .39         3.32        3.71       (.40)        (.60)        (1.00)       28.63
       1991                              16.57     .41         9.32        9.73       (.38)        --            (.38)       25.92
       1990                              19.35     .35        (1.99)      (1.64)      (.34)        (.80)        (1.14)       16.57
     Four Months Ended October 31,
       1989(b)                           18.35     .08         1.17        1.25       (.16)        (.09)         (.25)       19.35
     Year Ended June 30,
       1989                              19.84     .32          .36         .68       (.29)       (1.88)        (2.17)       18.35
       1988                              23.27     .26        (2.08)      (1.82)      (.22)       (1.39)        (1.61)       19.84
       1987                              21.85     .21         3.72        3.93       (.27)       (2.24)        (2.51)       23.27
     Class R
     Period Ended October 31, 1996(e)    39.27     .10          .13         .23       (.10)        --            (.10)       39.40

   Princor Utilities Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              10.94     .44(f)       .45         .89       (.43)        --            (.43)       11.40
       1995                               9.25     .48(f)      1.70        2.18       (.49)        --            (.49)       10.94
       1994                              11.45     .46(f)     (2.19)      (1.73)      (.45)        (.02)         (.47)        9.25
     Period Ended October 31, 1993(g)    10.18     .35(f)      1.27        1.62       (.35)        --            (.35)       11.45
     Class R
     Period Ended October 31, 1996(e)    11.75     .28(f)      (.41)       (.13)      (.29)        --            (.29)       11.33

   Princor World Fund, Inc.
     Class A
     Year Ended October 31,
       1996                               7.28     .10         1.17        1.27       (.08)        (.33)         (.41)        8.14
       1995                               7.44     .08         (.02)        .06       (.03)        (.19)         (.22)        7.28
       1994                               6.85     .01          .64         .65       (.02)        (.04)         (.06)        7.44
       1993                               5.02     .03         1.98        2.01       (.05)        (.13)         (.18)        6.85
       1992                               5.24     .06         (.14)       (.08)      (.06)        (.08)         (.14)        5.02
       1991                               4.64     .05          .58         .63       (.03)        --            (.03)        5.24
       1990                               4.66     .09         (.04)        .05       (.07)        --            (.07)        4.64
     Ten Months Ended October 31, 1989(h) 4.58     .07          .07         .14       (.06)        --            (.06)        4.66
     Year Ended December 31,
       1988(i)                            3.88     .12          .67         .79       (.09)        --            (.09)        4.58
       1987(i)                            8.55     .12         (.96)       (.84)      (.08)       (3.75)        (3.83)        3.88
       1986(i)                            7.32     .45         2.17        2.62       (.44)        (.95)        (1.39)        8.55
     Class R
     Period Ended October 31, 1996(e)     7.48     .01          .63         .64        --          --            --           8.12

                                                                                  Ratios/Supplemental Data
                                                                ------------------------------------------------------------

                                                                                          Ratio of Net
                                                                                Ratio of   Investment
                                                                Net Assets at Expenses to  Income to   Portfolio   Average
                                                       Total    End of Period   Average     Average     Turnover  Commission
                                                     Return(a)  (in thousands) Net Assets  Net Assets     Rate     Rate Paid

   Princor Growth Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                            10.60%      $228,361      1.08%        .95%        1.8%     $.0443
       1995                                            23.29%       174,328      1.16%       1.12%       12.2%        N/A
       1994                                             9.82%       116,363      1.30%        .95%       13.6%        N/A
       1993                                             9.83%        80,051      1.26%       1.40%       16.4%        N/A
       1992                                            14.76%        63,405      1.19%       1.46%       15.6%        N/A
       1991                                            59.30%        45,892      1.13%       1.85%       10.6%        N/A
       1990                                            (9.20)%       28,917      1.18%       1.88%        9.7%        N/A
     Four Months Ended October 31,
       1989(b)                                          6.83%(c)     32,828      1.22%(d)    1.25%(d)    50.1%(d)     N/A
     Year Ended June 30,
       1989                                             4.38%        31,770      1.08%       1.78%        9.7%        N/A
       1988                                            (7.19)%       34,316      1.00%       1.29%       24.9%        N/A
       1987                                            20.94%        37,006      1.01%       1.07%        4.0%        N/A
     Class R
     Period Ended October 31, 1996(e)                   1.12%(c)      2,014      1.42%(d)     .14%(d)     1.8%(d)   .0443(d)

   Princor Utilities Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                             8.13%        66,322      1.17%(f)    3.85%       34.2%      .0410
       1995                                            24.36%        65,873      1.04%(f)    4.95%       13.0%        N/A
       1994                                           (15.20)%       56,747      1.00%(f)    4.89%       13.8%        N/A
     Period Ended October 31, 1993(g)                  15.92%(c)     50,372      1.00%(f)(d) 4.48%(d)     4.3%(d)     N/A
     Class R
     Period Ended October 31, 1996(e)                   (.31)%(c)       311      1.47%(f)(d) 3.77%(d)    34.2%(d)   .0410(d)

   Princor World Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                            18.36%       172,276      1.45%       1.43%       23.8%      .0197
       1995                                             1.03%       126,554      1.63%       1.10%       35.4%        N/A
       1994                                             9.60%       115,812      1.74%        .10%       13.2%        N/A
       1993                                            41.39%        63,718      1.61%        .59%       19.5%        N/A
       1992                                            (1.57)%       35,048      1.69%       1.23%       19.9%        N/A
       1991                                            13.82%        26,478      1.72%       1.36%       27.6%        N/A
       1990                                              .94%        16,044      1.79%       1.89%       37.9%        N/A
     Ten Months Ended October 31, 1989(h)               2.98%(c)     13,928      1.55%(d)    1.82%(d)    32.4%(d)     N/A
     Year Ended December 31,
       1988(i)                                         20.25%        13,262      1.55%       1.43%       56.9%        N/A
       1987(i)                                        (10.13)%        3,943      2.09%        .83%      183.0%        N/A
       1986(i)                                         36.40%         9,846      2.17%        .73%      166.0%        N/A
     Class R
     Period Ended October 31, 1996(e)                   9.29%(c)      1,057      1.59%(d)     .78%(d)    23.8%(d)   .0197(d)

Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

(c)  Total Return amounts have not been annualized.

(d)  Computed on an annualized basis.

(e) Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through October 31, 1996. Certain of the Growth Funds Class R shares recognized net investment income for the period from the initial purchase of Class R shares on February 27, 1996 through February 28, 1996 as follows, none of which was distributed to the sole shareholder, Princor Management Corporation. Additionally, the Growth Funds incurred unrealized losses on investments during the initial period as follows. This represents Class R share activities of each fund prior to the initial offering of Class R shares:


                                           Per Share              Per Share
                                         Net Investment           Unrealized
                Fund                        Income                Gain/(Loss)

     Princor Growth Fund, Inc.               $.01                   $(.10)
     Princor World Fund, Inc.                 --                     (.02)

(f) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year except as noted) ended October 31 of the years indicated, the following fund would have had per share expenses and the ratios of expenses to average net assets as shown:

                                  Per Share      Ratio of Expenses
                                  Net Invest-     to Average Net       Amount
            Fund          Year    ment Income        Assets            Waived

     Princor Utilities
       Fund, Inc.
       Class A          1996        $.43            1.25%             $ 54,932
                        1995         .46            1.30%              151,145
                        1994         .41            1.50%              284,836
                        1993(g)      .32            1.54%(d)           139,439
       Class R          1996         .17            1.47%(d)            --

(g) Period from December 16, 1992, date shares first offered to public, through October 31, 1993. Net investment income, aggregating $.05 per share for the period from the initial purchase of shares on November 16, 1992 through December 15, 1992, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the fund incurred unrealized gains on investments of $.13 per share during the initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(h) Effective January 1, 1989, the fund changed its fiscal year-end from December 31 to October 31.

(i) The investment manager of Princor World Fund, Inc. was changed on August 1, 1988 to the current manager, Princor Management Corporation. The years 1983 through 1987 are not covered by the current independent auditor's report.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions
                                                  --------------------------------- -------------------------------------
                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total      Dividends                             Net Asset
                                       Value at   Invest-     Gain        from       from Net  Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment  Investment     from          Total        End
                                       of Period  Income   Investments Operations     Income   Capital Gains Distributions of Period

   Princor Bond Fund, Inc.
     Class A
     Year Ended October 31,
       1996                             $11.42    $.76(b)    $(.25)       $ .51      $(.76)        $--          $(.76)      $11.17
       1995                              10.27     .78(b)     1.16         1.94       (.78)        (.01)         (.79)       11.42
       1994                              11.75     .78(b)    (1.47)        (.69)      (.78)        (.01)         (.79)       10.27
       1993                              10.97     .81(b)      .79         1.60       (.81)        (.01)         (.82)       11.75
       1992                              10.65     .85(b)      .32         1.17       (.85)         --           (.85)       10.97
       1991                               9.99     .88(b)      .65         1.53       (.87)         --           (.87)       10.65
       1990                              10.57     .86        (.55)         .31       (.89)         --           (.89)        9.99
       1989                              10.37     .87         .25         1.12       (.86)        (.06)         (.92)       10.57
     Period Ended October 31, 1988 (c)    9.95     .80(b)      .38         1.18       (.76)         --           (.76)       10.37
     Class R
     Period Ended October 31, 1996(f)    11.27     .51(b)     (.13)         .38       (.49)         --           (.49)       11.16

   Princor Cash Management Fund, Inc.
     Class A
     Year Ended October 31,
       1996                               1.000    .049(b)    --            .049      (.049)        --           (.049)       1.000
       1995                               1.000    .052(b)    --            .052      (.052)        --           (.052)       1.000
       1994                               1.000    .033(b)    --            .033      (.033)        --           (.033)       1.000
       1993                               1.000    .026(b)    --            .026      (.026)        --           (.026)       1.000
       1992                               1.000    .036(b)    --            .036      (.036)        --           (.036)       1.000
       1991                               1.000    .061(b)    --            .061      (.061)        --           (.061)       1.000
       1990                               1.000    .074(b)    --            .074      (.074)        --           (.074)       1.000
     Four Months Ended October 31,
       1989(g)                            1.000    .027(b)    --            .027      (.027)        --           (.027)       1.000
     Year Ended June 30,
       1989                               1.000    .080(b)    --            .080      (.080)        --           (.080)       1.000
       1988                               1.000    .060       --            .060      (.060)        --           (.060)       1.000
       1987                               1.000    .053       --            .053      (.053)        --           (.053)       1.000
     Class R
     Period Ended October 31, 1996(f)     1.000    .030       --            .030      (.030)        --           (.030)       1.000

   Princor Government Securities
   Income Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              11.31     .70        (.05)         .65       (.70)         --           (.70)       11.26
       1995                              10.28     .71        1.02         1.73       (.70)         --           (.70)       11.31
       1994                              11.79     .69       (1.40)        (.71)      (.68)        (.12)         (.80)       10.28
       1993                              11.44     .74         .55         1.29       (.74)        (.20)         (.94)       11.79
       1992                              11.36     .81         .12          .93       (.81)        (.04)         (.85)       11.44
       1991                              10.54     .85         .84         1.69       (.87)         --           (.87)       11.36
       1990                              10.76     .85        (.22)         .63       (.85)         --           (.85)       10.54
     Four Months Ended October 31,
       1989(g)                           10.66     .29         .09          .38       (.28)         --           (.28)       10.76
     Year Ended June 30,
       1989                              10.33     .87         .32         1.19       (.86)         --           (.86)       10.66
       1988                              10.40     .89        (.05)         .84       (.88)        (.03)         (.91)       10.33
       1987                              10.82     .86        (.13)         .73       (.87)        (.28)        (1.15)       10.40
     Class R
     Period Ended October 31, 1996(f)    11.27     .47        (.08)         .39       (.45)         --           (.45)       11.21

                                                                     Ratios/Supplemental Data
                                                         ---------------------------------------------------
                                                                                   Ratio of Net
                                                                          Ratio of    Investment
                                                         Net Assets at   Expenses to   Income to   Portfolio
                                               Total     End of Period     Average      Average    Turnover
                                              Return(a)  (in thousands)  Net Assets    Net Assets    Rate

   Princor Bond Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                    4.74%        $113,437      .95%(b)       6.85%        3.4%
       1995                                   19.73%         106,962      .94%(b)       7.26%        5.1%
       1994                                  (6.01)%          88,801      .95%(b)       7.27%        8.9%
       1993                                   15.22%          85,015      .92%(b)       7.19%        9.3%
       1992                                   11.45%          62,534      .88%(b)       7.95%        8.4%
       1991                                   16.04%          37,825      .80%(b)       8.66%         .9%
       1990                                    3.08%          22,719     1.22%          8.40%        3.6%
       1989                                   11.54%          13,314     1.24%          8.59%        0.0%
     Period Ended October 31, 1988 (c)        11.59%(d)       10,560      .70%(b)(e)    8.85%(e)    63.9%(e)
     Class R
     Period Ended October 31, 1996(f)          3.75%(d)          525     1.28%(b)(e)    6.51%(e)     3.4%(e)

   Princor Cash Management Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                    5.00%         694,962      .66%(b)       4.88%        N/A
       1995                                    5.36%         623,864      .72%(b)       5.24%        N/A
       1994                                    3.40%         332,346      .70%(b)       3.27%        N/A
       1993                                    2.67%         284,739      .67%(b)       2.63%        N/A
       1992                                    3.71%         247,189      .65%(b)       3.66%        N/A
       1991                                    6.29%         262,543      .61%(b)       5.95%        N/A
       1990                                    7.65%         151,007      .93%(b)       7.36%        N/A
     Four Months Ended October 31,
       1989(g)                                 2.63%(d)      124,895     1.04%(b)(e)    7.86%(e)     N/A
     Year Ended June 30,
       1989                                    8.15%         120,149     1.00%(b)       8.21%        N/A
       1988                                    6.18%          51,320     1.02%          6.06%        N/A
       1987                                    5.34%          45,015     1.02%          5.33%        N/A
     Class R
     Period Ended October 31, 1996(f)          2.97%(d)        1,639      .99%(e)       4.41%(e)     N/A

   Princor Government Securities
   Income Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                    6.06%         259,029      .81%          6.31%       25.9%
       1995                                   17.46%         261,128      .87%          6.57%       10.1%
       1994                                   (6.26)%        249,438      .95%          6.35%       24.8%
       1993                                   11.80%         236,718      .93%          6.38%       52.6%
       1992                                    8.49%         161,565      .95%          7.04%       54.3%
       1991                                   16.78%          94,613      .98%          7.80%       14.9%
       1990                                    6.17%          71,806     1.07%          8.15%       22.4%
     Four Months Ended October 31,
       1989(g)                                 3.63%(d)       55,702     1.07%(e)       8.18%(e)     5.2%(e)
     Year Ended June 30,
       1989                                   12.37%          56,848      .96%          8.58%        --
       1988                                    8.60%          59,884      .82%          8.65%        --
       1987                                    7.00%          65,961      .92%          7.93%       17.6%
     Class R
     Period Ended October 31, 1996(f)          3.76%(d)          481     1.18%(e)       5.84%(e)    25.9%(e)

Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b)  Without  the  Manager's  voluntary  waiver of a portion  of  certain of its expenses for the periods (year, except as noted in the financial statements) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                   Per Share      Ratio of Expenses
                                   Net Invest-      to Average Net      Amount
        Fund               Year    ment Income         Assets           Waived
Princor Bond Fund, Inc.
   Class A                1996       $.76              .97%            $ 22,536
                          1995        .77             1.02%              86,018
                          1994        .77             1.09%             120,999
                          1993        .79             1.07%             111,162
                          1992        .82             1.11%             110,868
                          1991        .84             1.15%             100,396
                          1988(c)     .76             1.12%(e)           31,187
   Class R                1996(f)     .51             1.28%(e)                3

Princor Cash Management
   Fund, Inc.
   Class A                1996        .049             .67%               7,102
                          1995        .052             .78%             296,255
                          1994        .031             .90%             595,343
                          1993        .025             .84%             468,387
                          1992        .035             .80%             385,328
                          1991        .059             .79%             433,196
                          1990        .073            1.01%             106,841
                          1989**      .026            1.06%(e)          101,625
                          1989*       .079            1.11%               9,558

*  Year ended June 30, 1989
**  Four months ended October 31, 1989

(c) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of fund shares.

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through October 31, 1996. The Income Funds Class R shares recognized no net investment income for the period from the initial purchase by Princor Management Corporation of Class R shares on February 27, 1996 through February 28, 1996. Certain of the Income Funds Class R shares incurred unrealized losses on investments during the initial interim period as follows. This represents Class R share activities of each fund prior to the initiial public offering of Class R shares:

                                                   Per Share
            Fund                                Unrealized (Loss)

Princor Bond Fund, Inc.                               $(.03)
Princor Government Securities
   Income Fund, Inc.                                   (.03)

(g) Effective July 1, 1989, the fund changed its fiscal year-end from June 30 to October 3l.

INCOME-ORIENTED AND MONEY MARKET FUNDS

Selected data for a share of Capital Stock outstanding throughout each period:

                                                  Income from Investment Operations          Less Distributions

                                                          Net Realized
                                                               and
                                       Net Asset    Net    Unrealized     Total      Dividends                             Net Asset
                                       Value at   Invest-     Gain        from       from Net  Distributions               Value at
                                       Beginning   ment     (Loss) on   Investment  Investment     from          Total        End
                                       of Period  Income   Investments Operations     Income   Capital Gains Distributions of Period

   Princor High Yield Fund, Inc.
     Class A
     Year Ended October 31,
       1996                              $8.06    $ .68      $ .23       $ .91       $ (.70)        $ --         $(.70)     $ 8.27
       1995                               7.83      .68        .20         .88         (.65)          --          (.65)       8.06
       1994                               8.36      .63       (.51)        .12         (.65)          --          (.65)       7.83
       1993                               8.15      .71        .21         .92         (.71)          --          (.71)       8.36
       1992                               7.86      .79        .29        1.08         (.79)          --          (.79)       8.15
       1991                               7.12      .88        .80        1.68         (.94)          --          (.94)       7.86
       1990                               9.47     1.10      (2.35)      (1.25)       (1.09)        (.01)        (1.10)       7.12
       1989                              10.44     1.10       (.83)        .27        (1.09)        (.15)        (1.24)       9.47
     Period Ended October 31, 1988 (b)    9.97      .98(c)     .38        1.36         (.89)          --          (.89)      10.44
       Class R
     Period Ended October 31, 1996 (f)    8.21      .46       (.03)        .43         (.44)          --          (.44)       8.20

   Princor Limited Term Bond Fund, Inc.
     Class A
     Period Ended October 31, 1996 (g)    9.90      .38(c)    (.04)        .34         (.35)          --          (.35)       9.89
     Class R
     Period Ended October 31, 1996 (f)    9.90      .36(c)    (.06)        .30         (.32)          --          (.32)       9.88

                                                                 Ratios/Supplemental Data


                                                                                 Ratio of Net
                                                                      Ratio of    Investment
                                                      Net Assets at  Expenses to   Income to  Portfolio
                                            Total     End of Period   Average       Average   Turnover
                                           Return(a) (in thousands)  Net Assets   Net Assets    Rate

   Princor High Yield Fund, Inc.
     Class A
     Year Ended October 31,
       1996                                11.88%      $28,432      1.26%          8.49%        18.8%
       1995                                11.73%       23,396      1.45%          8.71%        40.3%
       1994                                 1.45%       19,802      1.46%          7.82%        27.2%
       1993                                11.66%       19,154      1.35%          8.57%        23.4%
       1992                                14.35%       16,359      1.41%          9.69%        28.2%
       1991                                25.63%       13,195      1.50%         12.06%        14.2%
       1990                               (14.51)%       9,978      1.45%         12.99%        15.8%
       1989                                 2.68%       12,562      1.43%         11.22%        19.9%
     Period Ended October 31, 1988 (b)     14.15%(d)    10,059       .77%(c)(e)   10.55%(e)     73.2%(e)
     Class R
     Period Ended October 31, 1996 (f)      5.60%(d)       124      1.59% (e)      7.84%(e)     18.8%(e)

   Princor Limited Term Bond Fund, Inc.
     Class A
     Period Ended October 31, 1996 (g)      3.62%(d)    17,249       .89% (c)(e)   6.01%(e)     16.5%(e)
     Class R
     Period Ended October 31, 1996 (f)      3.24%(d)        83      1.40% (c)(e)   5.64%(e)     16.5%(e)

Notes to financial highlights

(a)  Total Return is calculated without the front-end sales charge.

(b) Period from December 18, 1987, date shares first offered to public, through October 31, 1988. Net investment income, aggregating $.10 per share for the period from the initial purchase of shares on October 30, 1987 through December 17, 1987, was recognized of which $.06 per share was distributed to its sole stockholder, Principal Mutual Life Insurance Company, during the period. Additionally, the Fund incurred net realized and unrealized losses on investments of $.09 per share during this initial interim period. This represented activities of the fund prior to the initial public offering of Fund shares.

(c) Without the Manager's voluntary waiver of a portion of certain of its expenses for the periods (year except as noted) ended October 31 of the years indicated, the following funds would have had per share expenses and the ratios of expenses to average net assets as shown:

                                     Per Share     Ratio of Expenses
                                    Net Invest-     to Average Net       Amount
        Fund              Year     ment Income          Assets           Waived

Princor High Yield
   Fund, Inc.
   Class A                1988(b)     $.95             1.33%(e)          $32,609

Princor Limited Term
Bond Fund, Inc.
   Class A                1996         .37             1.16%(e)           22,716
   Class R                1996         .35             1.79%(e)               60

(d)  Total Return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from February 29, 1996, date Class R shares first offered to eligible purchasers, through October 31, 1996. Princor Limited Term Bond Fund, Inc. Class R shares recognized no net investment income for the period from the initial purchase by Princor Management Corporation of Class R shares on February 27, 1996 through February 28, 1996. Additionally, Class R shares incurred unrealized losses on investments of $.02 per share during the initial interim period. This represents Class R share activities of the fund prior to the initiial public offering of Class R shares.

(g) Period from February 29, 1996, date shares first offered to the public, through October 31, 1996. With respect to Class A shares, net investment income, aggregating $.02 per share for the period from the initial purchase of shares on February 13, 1996 through February 28, 1996, was recognized, none of which was distributed to its sole stockholder, Principal Mutual Life Insurance Company during the period. Additionally, Class A shares incurred unrealized losses on investments of $.12 per share during the initial interim period. This represents Class A share activities of the fund prior to the initial public offering of Class A shares.

 INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     The investment objectives and policies of each Fund are described below. There can be no assurance that the objectives of the Funds will be realized.

     GROWTH-ORIENTED FUNDS

     The Growth-Oriented Funds have different investment objectives. They seek:


     o capital appreciation and growth primarily through investments in equity securities of corporations established in the United States ("U.S.") (Capital Value Fund, Growth Fund, MidCap Fund and SmallCap Fund)

     o long-term growth of capital primarily through investments in equity securities of corporations located outside of the U.S. (International Emerging Markets Fund, International Fund and International SmallCap
        Fund)


     o total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund)

     o growth of capital and growth of income primarily through investments in common stocks of well-capitalized, established companies (Blue Chip
        Fund)

     o current income and long-term growth of income and capital through investment in equity securities of real estate companies (Real Estate
        Fund)

     o current income and long-term growth of income and capital through investment in equity and fixed-income securities of public utilities companies (Utilities Fund)

     The Growth-Oriented Funds may invest in the following equity securities: common stocks; preferred stocks and debt securities that are convertible into common stock, that carry rights or warrants to purchase common stock or that carry rights to participate in earnings; rights or warrants to subscribe to or purchase any of the foregoing securities; and sponsored and unsponsored American Depository Receipts (ADRs) based on any of the foregoing securities. Unsponsored ADRs are not created by the issuer of the underlying security, may be subject to fees imposed by the issuing bank that, in the case of sponsored ADRs, would be paid by the issuer of a sponsored ADR and may involve additional risks such as reduced availability of information about the issuer of the underlying security. The Blue Chip, Capital Value, Growth, International, International Emerging Markets, International SmallCap, MidCap and SmallCap Funds will seek to be fully invested under normal conditions in equity securities. When in the opinion of the Manager current market or economic conditions warrant, a Growth-Oriented Fund may, for temporary defensive purposes, place all or a portion of its assets in cash (on which the Fund would earn no income), cash equivalents, bank certificates of deposit, bankers acceptances, repurchase agreements, commercial paper, commercial paper master notes which are floating rate debt instruments without a fixed maturity, United States Government securities, and preferred stocks and debt securities, whether or not convertible into or carrying rights for common stock. When investing for temporary defensive purposes a Growth-Oriented Fund is not investing so as to achieve its investment objective. A Growth-Oriented Fund may also maintain reasonable amounts in cash or short-term debt securities for daily cash management purposes or pending selection of particular long-term investments.

DOMESTIC

Principal Balanced Fund
     The investment objective of Principal Balanced Fund is to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective. The term "reasonable risks" refers to investment decisions that in the Manager's judgment do not present a greater than normal risk of loss in light of current or anticipated future market and economic conditions, trends in yields and interest rates, and fiscal and monetary policies.

     In seeking to achieve the investment objective, the Fund invests primarily in growth and income-oriented common stocks (including securities convertible into common stocks), corporate bonds and debentures and short-term money market instruments. The Fund may also invest in other equity securities and in debt securities issued or guaranteed by the United States Government and its agencies or instrumentalities. The Fund seeks to generate real (inflation plus) growth during favorable investment periods and may emphasize income and capital preservation strategies during uncertain investment periods. The Manager will seek to minimize declines in the net asset value per share. However, there is no guarantee that the Manager will be successful in achieving this goal.

     The portions of the Fund's total assets invested in equity securities, debt securities and short-term money market instruments are not fixed, although ordinarily 40% to 70% of the Fund's portfolio will be invested in equity securities with the balance of the portfolio invested in debt securities. The investment mix will vary from time to time depending upon the judgment of the Manager as to general market and economic conditions, trends in investment yields and interest rates, and changes in fiscal or monetary policies. The Fund may invest up to 20% of its assets in foreign securities. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     The Fund may invest in all types of common stocks and other equity investments, without regard to any objective investment criteria such as size of the issue or issuer, exchange listing or seasoning. The Fund may invest in both exchange-listed and over-the-counter securities, in small or large companies, and in well-established or unseasoned companies. Also, the Fund's investments in corporate bonds and debentures and money market instruments are not restricted by credit ratings or other objective investment criteria, except with respect to bank certificates of deposit as set forth below. Some of the fixed income securities in which the Fund may invest may be considered to include speculative characteristics and the Fund may purchase such securities that are in default but does not currently intend to invest more than 5% of its assets in securities rated below BBB by Standard & Poor's or Baa by Moody's. The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Princor High Yield Fund for information concerning risks associated with below-investment grade bonds. The Fund will not concentrate its investments in any industry.

     In selecting common stocks, the Manager seeks companies which the Manager believes have predictable earnings increases and which, based on their future growth prospects, may be currently undervalued in the market place. During periods when the Manager determines that general economic conditions are favorable, it will generally purchase common stocks with the objective of long-term capital appreciation. From time to time, and in periods of economic uncertainty, the Manager may purchase common stocks with the expectation of price appreciation over a relatively short period of time.

     To achieve its investment objective, the Fund may at times emphasize the generation of interest income by investing in short, medium or long-term debt securities. Investment in debt securities may also be made with a view to realizing capital appreciation when the Manager believes that declining interest rates may increase market values. The Fund may also purchase "deep discount bonds," i.e., bonds which are selling at a substantial discount from their face amount, with a view to realizing capital appreciation.

      The Fund may invest in the following  short-term money market investments:
U.S. Treasury bills, bank certificates of deposit, bankers' acceptances, repurchase agreements, commercial paper and commercial paper master notes which are floating rate debt instruments without a fixed maturity. The Fund will only invest in domestic bank certificates of deposit issued by banks which are members of the Federal Reserve System that have total deposits in excess of one billion dollars.

     The United States Government securities in which the Fund may invest consist of U.S. Treasury obligations and obligations of certain agencies, such as the Government National Mortgage Association, which are supported by the full faith and credit of the United States, as well as obligations of certain other Federal agencies or instrumentalities, such as the Federal National Mortgage Association, Federal Land Banks and the Federal Farm Credit Administration, which are backed only by the right of the issuer to borrow limited funds from the U.S. Treasury, by the discretionary authority of the U.S. Government to purchase such obligations or by the credit of the agency or instrumentality itself.

Principal Blue Chip Fund
     The objective of Principal Blue Chip Fund is growth of capital and growth of income. Growth of income means increasing the Fund's investment income which is primarily derived from dividends earned on portfolio securities. In seeking to achieve its objective, the Fund will invest primarily in common stocks of well capitalized, established companies which the Fund's manager believes to have the potential for growth of capital, earnings and dividends. Under normal market conditions, the Fund will invest at least 65%, and may invest up to 100%, of its total assets in the common stocks of blue chip companies.

     Blue chip companies are defined as those companies with market capitalizations of at least $1 billion. Blue chip companies are generally identified by their substantial capitalization, established history of earnings and dividends, easy access to credit, good industry position and superior management structure. In addition, the large market of publicly held shares for such companies and the generally high trading volume in those shares results in a relatively high degree of liquidity for such investments. The characteristics of high quality and high liquidity of blue chip investments should make the market for such stocks attractive to many investors.

     Examples of blue chip companies currently eligible for investment by the Fund include, but are not limited to, companies such as General Electric Company, Ford Motor Company, Exxon Corporation, Merck & Company, Inc., Digital Equipment Corporation, Capital Cities ABC, Inc., J.P. Morgan & Co. and Coca Cola Company. In general, the Fund will seek to invest in those established, high quality companies whose industries are experiencing favorable secular or cyclical change.

     The Fund's Manager may invest up to 35% of the Fund's total assets in equity securities, other than common stock, issued by companies that meet the investment criteria for blue chip companies and in equity securities issued by companies that do not meet those criteria. The Manager does not intend to invest regularly in speculative securities, which are those issued by new, unseasoned companies or by companies that have limited product lines, markets, financial resources or management, but it may from time to time invest not more than 5% of the Fund's total assets in those kinds of securities. The Fund may invest up to 20% of its assets in securities of foreign issuers. The foreign securities in which the Fund may invest need not be issued by companies that meet the investment criteria for blue chip companies. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

 Principal Capital Value Fund
     The primary objective of Principal Capital Value Fund is long-term capital appreciation. A secondary objective is growth of investment income.


     TheFund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. To achieve its investment objective, Invista will invest in securities that have "value" characteristics. This process is known as "value investing." Value investing is purchasing securities of companies with above average dividend yields and below average price to earnings (P/E) ratios. Securities chosen for investment may include those of companies which the Manager believes can reasonably be expected to share in the growth of the nation's economy over the long term.


Principal Growth Fund
     The objective of Principal Growth Fund is growth of capital. Realization of current income will be incidental to the objective of growth of capital.

     The Fund will invest primarily in common stocks, but it may invest in other equity securities. In making selections for the Fund's investment portfolio, the Manager will use an approach described broadly as that of fundamental analysis, which is discussed in the Statement of Additional Information. In pursuit of the Fund's investment objective, investments will be made in securities which as a group appear to possess potential for appreciation in market value. Common stocks chosen for investment may include those of companies which have a record of sales and earnings growth that exceeds the growth rate of corporate profits of the S&P 500 or which offer new products or new services. The policy of investing in securities which have a high potential for growth of capital can mean that the assets of the Fund may be subject to greater risk than securities which do not have such potential.

Principal MidCap Fund
     The objective of Principal MidCap Fund is to achieve long-term capital appreciation. The strategy of this Fund is to invest primarily in the common stocks and securities (both debt and preferred stock) convertible into common stocks of emerging and other growth-oriented companies that, in the judgment of the Manager, are responsive to changes within the marketplace and have the fundamental characteristics to support growth. In pursuing its objective of capital appreciation, the Fund may invest, for any period of time, in any industry and in any kind of growth-oriented company, whether new and unseasoned or well known and established. Under normal market conditions, the Fund will invest at least 65% of its assets in securities of companies with market capitalizations in the $1 billion to $10 billion range. The Fund may invest up to 20% of its assets in securities of foreign issuers. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     There can be, of course, no assurance that the Fund will attain its objective. Investment in emerging and other growth-oriented companies may involve greater risk than investment in other companies. The securities of growth-oriented companies may be subject to more abrupt or erratic market movements, and many of them may have limited product lines, markets, financial resources or management. Because of these factors and of the length of time that may be required for full development of the growth prospects of some of the companies in which the Fund invests, the Fund believes that its shares are suitable only for persons who are able to assume the risk of investing in securities of emerging and growth-oriented companies and prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs. Since the Fund will not be seeking current income, investors should not view a purchase of Fund shares as a complete investment program.

Principal Real Estate Fund
     The investment objective of Principal Real Estate Fund is to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry. The Fund will seek to achieve its objective by seeking, with approximately equal emphasis, long-term capital growth and current income through the purchase of equity securities.

     Under normal circumstances the Fund will invest at least 65 percent of its assets in the equity securities of real estate companies. Equity securities include common stock (including shares in real estate investment trusts), preferred stock, rights and warrants. A real estate investment trust ("REIT") is a corporation, or a business trust which, in satisfying certain Internal Revenue Code requirements, is permitted to effectively eliminate corporate level federal income taxes. Qualifying REITs must, among other things, derive substantially all of their income from real estate assets and annually distribute to shareholders 95 percent or more of their otherwise taxable income.

     REITs are characterized as equity REITs, mortgage REITs and hybrid REITs. An equity REIT invests primarily in the fee ownership of real estate and revenue is primarily derived from rental income. A mortgage REIT primarily invests in real estate mortgages and hybrid REITs combine the characteristics of both an equity REIT and a mortgage REIT.

     For purposes of the Fund's investment policies, a real estate company is one that has at least 50% of its assets, income or profits attributable to products or services related to the real estate industry. Real estate companies include REITs or other securitized real estate investments and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies. Companies whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 25% of its total assets in securities of foreign real estate companies (see "Risk Factors").

     Securities issued by real estate companies may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skills, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies in properties, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the cleanup of environmental problems, casualty or condemnation losses, changes in neighborhood values and changes in interest rates.

     In addition to these risks, equity REITS may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITS may be affected by the quality of any credit extended. Further, equity and mortgage REITS are dependent upon management skills and generally may not be diversified. Equity and mortgage REITS are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, equity or mortgage REITS could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or to maintain their exemptions from registration under the Investment Company Act of 1940. The above factors may also adversely affect a borrower's or lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Principal SmallCap Fund
     The investment objective of Principal SmallCap Fund is long-term growth of capital. The strategy of this Fund is to invest primarily in equity securities of companies domiciled in the United States with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less.

     In selecting securities for investment, the Fund will look at stocks with both "growth" and "value" characteristics, with no consistent preference between the two categories. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The value orientation emphasizes buying stocks at less than their intrinsic value and avoiding those whose price has been speculatively bid up.

Principal Utilities Fund
     The investment objective of Principal Utilities Fund is to provide current income and long-term growth of income and capital. The Fund seeks to achieve its investment objective by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry. The term "public utilities industry" consists of companies engaged in the manufacture, production, generation, transmission, sale and distribution of gas and electric energy, as well as companies engaged in the communications field, including telephone, telegraph, satellite, microwave and other companies providing communication facilities for the public, but excluding public broadcasting companies. For purposes of the Fund, a company will be considered to be in the public utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, is derived from the public utilities industry. Under normal market conditions, the Fund, as an investment policy, will invest at least 65%, and may invest up to 100%, of its total assets in securities of companies in the public utilities industry, and as a matter of fundamental policy will invest no less than 25% of its total assets in those securities. As a non-fundamental policy, the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

     The Fund invests in both equity securities (as defined previously under "Growth-Oriented Funds") and fixed- income securities (bonds and preferred stock) in the public utilities industry. The Fund does not have any set policies to concentrate within any particular segment of the utilities industry. The Fund will shift its asset allocation without restriction between types of utilities and between equity and fixed-income securities based upon the Manager's determination of how to achieve the Fund's investment objective in light of prevailing market, economic and financial conditions. For example, at a particular time the Manager may choose to allocate up to 100% of the Fund's assets in a particular type of security (for example, equity securities) or in a specific utility industry segment (for example, electric utilities).

     Fixed-income securities in which the Fund may invest are debt securities and preferred stocks, which are rated at the time of purchase Baa or better by Moody's or BBB or better by S&P, or which, if unrated, are deemed to be of comparable quality by the Fund's Manager. A description of corporate bond ratings is contained in the Appendix to the Statement of Additional Information. The rating services' descriptions of Baa or BBB securities are as follows:
Moody's Investors Service, Inc. Bond ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard and Poor's Corporation Bond Ratings -- BBB:
Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

     If a fixed-income security held by the Fund is rated BBB or Baa and is subsequently down graded by a rating agency, the Fund will retain such security in its portfolio until the Manager determines that it is practicable to sell the security without undue market or tax consequences to the Fund.

     While the Fund will invest primarily in the securities of public utility companies, it may invest up to 35% of its total assets in those securities that are permissible investments for the Balanced Fund. See "Princor Balanced Fund" and "Certain Investment Policies and Restrictions." However the Fund will not invest in fixed-income securities rated below Baa by Moody's or BBB by S&P.

     The public utilities industry as a whole has certain characteristics and risks particular to that industry. Unlike industrial companies, the rates which utility companies may charge their customers generally are subject to review and limitation by governmental regulatory commissions. Although rate changes of a utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a utility company's earnings and dividends in times of decreasing costs, but conversely will tend to adversely affect earnings and dividends when costs are rising. In addition, the value of public utility debt securities (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates.

     Among the risks affecting the utilities industry are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices; the risks in connection with the construction and operation of nuclear power plants; the effects of energy conservation and effects of regulatory changes, such as the possible adverse effects on profits of recent increased competition among telecommunications companies and the uncertainties resulting from such companies' diversification into new domestic and international businesses, as well as agreements by many such companies linking future rate increases to inflation or other factors not directly related to the actual operating profits of the enterprise.

INTERNATIONAL

Principal International Emerging Markets Fund
     The investment objective of Principal International Emerging Markets Fund is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securities of issuers in emerging market countries. As used in this Prospectus, the term "emerging market country" means any country which, in the opinion of the Manager, is generally considered to be an emerging country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Financial Corporation. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Fund focuses on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated.

     Investments in emerging market countries involve special risks. Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of debt, balance of payments and trade difficulties, and extreme poverty and unemployment. In addition, there are certain risks associated with investments in foreign securities (see "Risk Factors").

     Under normal conditions at least 65% of the Fund's total assets will be invested in emerging market country equity securities. The Fund invests in securities of (1) issuers with their principal place of business or principal office in emerging market countries, or (2) issuers for which the principal securities trading market is an emerging market country, or (3) issuers, regardless of where the security is traded, that derive 50% or more of their total revenue from either goods or services produced in emerging market countries or sales made in emerging market countries.

     A small portion of the Fund assets may also be invested in closed end country specific investment companies and sovereign debt of developing countries. Closed end investment companies provide a way to gain exposure to countries where the mechanics of trading securities are not cost effective. Investment in sovereign debt may have the potential for returns that are higher than returns on stocks within the country.

     For temporary defensive purposes, the International Emerging Markets Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

Principal International Fund
     The investment objective of Principal International Fund is to seek long-term growth of capital through investment in a portfolio of equity securities of companies domiciled in any of the nations of the world. In choosing investments in equity securities of foreign and United States corporations, the Manager intends to pay particular attention to long-term earnings prospects and the relationship of then-current prices to such prospects. Short-term trading is not generally intended, but occasional investments may be made for the purpose of seeking short-term or medium-term gain. The Fund expects its investment objective to be met over long periods which may include several market cycles. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     For temporary defensive purposes, the International Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.


     The Fund intends that its investments normally will be allocated among various countries. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends under normal market conditions to have at least 65% of its assets invested in securities issued by corporations of at least three countries, one of which may be the United States (although the Fund currently intends not to invest in equity securities of United State companies). Investments may be made anywhere in the world, but it is expected that primary consideration will be given to investing in the securities issued by corporations of Western Europe, North America and Australasia (Australia, Japan and Far East Asia) that have developed economies. Changes in investments may be made as prospects change for particular countries, industries or companies.


Principal International SmallCap Fund
     The investment objective of Principal International SmallCap Fund is long-term growth of capital. The strategy of this Fund is to invest primarily in equity securities of non-United States companies with comparatively smaller market capitalizations. Under normal market conditions, the Fund invests at least 65% of its assets in securities of companies having a total market capitalization of $1 billion or less.

     The Fund diversifies its investments geographically. Although there is no limitation on the percentage of assets that may be invested in any one country or denominated in any one currency, the Fund intends, under normal market conditions, to have at least 65% of its assets invested in securities issued by corporations of at least three countries. For a description of certain investment risks associated with foreign securities, see "Risk Factors."

     For temporary defensive purposes, the International SmallCap Fund may invest in the same kinds of securities as the other Growth-Oriented Funds whether issued by domestic or foreign corporations, governments, or governmental agencies, instrumentalities or political subdivisions and whether denominated in United States dollars or some other currency.

     INCOME-ORIENTED FUNDS

     The Principal Funds that offer Class R shares currently include four Funds which seek a high level of income through investments in fixed-income securities. These Funds are Principal Bond Fund, Principal Government Securities Income Fund, Principal High Yield Fund and Principal Limited Term Bond Fund, collectively referred to as the "Income-Oriented Funds." Each Fund has rating limitations with regard to the quality of securities that may be held in the portfolio. The rating limitations apply at the time of acquisition of a security and any subsequent change in a rating by a rating service will not require elimination of a security from the Fund's portfolio. The Statement of Additional Information contains descriptions of the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard and Poor's Corporation ("S&P").

Principal Bond Fund
     The investment objective of Principal Bond Fund is to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     In seeking to achieve the investment objective, the Fund will predominantly invest in marketable fixed-income securities. Investments will be made generally on a long-term basis, but the Fund may make short-term investments from time to time as deemed prudent by the Manager. Longer maturities typically provide better yields but will subject the Fund to a greater possibility of substantial changes in the values of its portfolio securities as interest rates change.

     Under normal circumstances, the Fund will invest at least 65% of its assets in bonds in one or more of the following categories: (i) corporate debt securities and taxable municipal obligations, which at the time of purchase have an investment grade rating within the four highest grades used by S&P (AAA, AA, A or BBB) or by Moody's (Aaa, Aa, A or Baa) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager; (ii) similar Canadian corporate, Provincial and Federal Government securities payable in U.S. funds; and (iii) securities issued or guaranteed by the United States Government or its agencies or instrumentalities. The balance of the Fund's assets may be invested in the following securities: domestic and foreign corporate debt securities, preferred stocks, common stocks that provide returns that compare favorably with the yields on fixed income investments, common stocks acquired upon conversion of debt securities or preferred stocks or upon exercise of warrants acquired with debt securities or otherwise and foreign government securities. The debt securities and preferred stocks in which the Fund invests may be convertible or nonconvertible. Securities rated below BBB or Baa are commonly referred to as junk bonds. The Fund does not intend to purchase debt securities rated lower than Ba3 by Moody's or BB- by S&P (bonds which are judged to have speculative elements; their future cannot be considered as well-assured). The rating services' descriptions of BBB or Baa securities are as follows: Moody's Investors Service, Inc. Bond Ratings -- Baa: Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Standard & Poor's Corporation Bond Ratings -- BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories. See the discussion of the Principal High Yield Fund for information concerning risks associated with below investment grade bonds.

     During the fiscal year ended October 31, 1997, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                   Moody's Rating               Portfolio Percentage
                  ---------------               --------------------

                         Aa                             .__%
                          A                           __.__
                         Baa                          __.__
                         Ba                            _.__
                          B                            _.__

     The preceding percentage for A rated securities includes .__% of unrated securities which have been determined by the Manager to be of comparable quality.

     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes may invest up to 100% of its assets in cash or cash equivalents.

Principal Government Securities Income Fund
     The objective of Principal Government Securities Income Fund is a high level of current income, liquidity and safety of principal.

     The Fund will invest in obligations issued or guaranteed by the United States Government or by its agencies or instrumentalities and in repurchase agreements collateralized by such obligations. Such securities include Government National Mortgage Association ("GNMA") Certificates of the modified pass-through type, Federal National Mortgage Association ("FNMA") Obligations, Federal Home Loan Mortgage Corporation ("FHLMC") Certificates and Student Loan Marketing Association ("SLMA") Certificates and other U.S. Government Securities. GNMA is a wholly-owned corporate instrumentality of the United States whose securities and guarantees are backed by the full faith and credit of the United States. FNMA, a federally chartered and privately-owned corporation, FHLMC, a federal corporation, and SLMA, a government sponsored stockholder-owned organization, are instrumentalities of the United States. The securities and guarantees of FNMA, FHLMC and SLMA are not backed, directly or indirectly, by the full faith and credit of the United States. Although the Secretary of the Treasury of the United States has discretionary authority to lend FNMA up to $2.25 billion outstanding at any time, neither the United States nor any agency thereof is obligated to finance FNMA's or FHLMC's operations or to assist FNMA or FHLMC in any other manner. The Fund may maintain reasonable amounts of cash or short-term debt securities not issued or guaranteed by the U.S. Government or its agencies or instrumentalities for daily cash management purposes or pending selection of long-term investments.

     Depending on market conditions, a substantial portion of the assets may be invested in GNMA Certificates of the modified pass-through type and in repurchase agreements collateralized by such obligations. GNMA is a United States Government corporation within the Department of Housing and Urban Development. GNMA Certificates are mortgage-backed securities representing an interest in a pool of mortgage loans. Such loans are made by lenders such as mortgage bankers, insurance companies, commercial banks and savings and loan associations. Then, they are either insured by the Federal Housing Administration (FHA) or they are guaranteed by the Veterans Administration (VA) or Farmers Home Administration (FmHA). The lender or other prospective issuer creates a specific pool of such mortgages, which it submits to GNMA for approval. After approval, a GNMA Certificate is typically offered by the issuer to investors through securities dealers.

     GNMA Certificates differ from bonds in that the principal is scheduled to be paid back by the borrower on a monthly basis over the life of the loan rather than returned in a lump sum at maturity. Modified pass-through GNMA Certificates, which are the only kind in which the Fund intends to invest, entitle the holder to receive all interest and principal payments owed on the mortgages in the pool (net of the issuer and GNMA fee of .5% prescribed by regulation), regardless of whether or not the mortgagor has made such payment. The timely payment of interest and principal is guaranteed by the full faith and credit of the United States Government.

     Although the payment of interest and principal is guaranteed, the guarantee does not extend to the value of a GNMA Certificate or the value of the shares of the Fund. The market value of a GNMA Certificate typically will fluctuate to reflect changes in prevailing interest rates. It falls when rates increase (as does the market value of other debt securities) and it rises when rates decline (but it may not rise on a comparable basis with other debt securities because of its prepayment feature), and, therefore, may be more or less than the face amount of the GNMA Certificate, which reflects the aggregate principal amount of the underlying mortgages. As a result the net asset value of Fund shares will fluctuate as interest rates change.

     Mortgagors may pay off their mortgages at any time. Expected prepayments of the mortgages can affect the market value of the GNMA Certificate, and actual prepayments can affect the return ultimately received. Prepayments, like scheduled payments of principal, are reinvested by the Fund at prevailing interest rates which may be less than the rate on the GNMA Certificate. Prepayments are likely to increase as the interest rate for new mortgages moves lower than the rate on the GNMA Certificate. Moreover, if the GNMA Certificate had been purchased at a premium above principal because its rate exceeded prevailing rates, the premium is not guaranteed and a decline in value to par may result in a loss of the premium especially in the event of prepayment.

     The FNMA and FHLMC securities in which the Fund invests are very similar to GNMA certificates as described above but are not guaranteed by the full faith and credit of the United States but rather by the agency itself. FNMA and FHLMC securities are rated Aaa by Moody's and AAA by Standard & Poor's. These ratings reflect the status of FNMA and FHLMC as federal agencies as well as the important role each plays in financing purchases of homes in the U.S.

     Student Loan Marking Association is a government sponsored stockholder-owned organization whose goal is to provide liquidity to financial and educational institutions. SLMA provides liquidity by purchasing student loans, which are principally government guaranteed loans issued under the Federal Guaranteed Student Loan Program and the Health Education Assistance Loan Program. SLMA securities are not guaranteed by the U.S. Government but are obligations solely of the agency. SLMA senior debt issues in which the Fund invests are rated AAA by Standard & Poor's and Aaa by Moody's.

     There are other obligations issued or guaranteed by the United States Government (such as U.S. Treasury securities) or by its agencies or instrumentalities that are either supported by the full faith and credit of the U.S. Treasury or the credit of a particular agency or instrumentality. Included in the latter category are Federal Home Loan Bank and Farm Credit Banks. Obligations not guaranteed by the United States Government are highly rated because they are issued by indirect branches of government. Such paper is issued as needs arise by an agency and is traded regularly in denominations similar to those in which government obligations are traded.

     The Fund will not engage in the trading of securities for the purpose of realizing short-term profits, but it will adjust its portfolio as considered advisable in view of prevailing or anticipated market conditions and the Fund's investment objective. Accordingly, the Fund may sell portfolio securities in anticipation of a rise in interest rates and purchase securities for inclusion in its portfolio in anticipation of a decline in interest rates.

     As a hedge against changes in interest rates, the Fund may enter into contracts with dealers in GNMA Certificates whereby the Fund agrees to purchase or sell an agreed-upon principal amount of GNMA Certificates at a specified price on a certain date. The Fund may enter into similar purchase agreements with issuers of GNMA Certificates other than Principal Mutual Life Insurance Company. The Fund may also purchase optional delivery standby commitments which give the Fund the right to sell particular GNMA Certificates at a specified price on a specified date. Failure of the other party to such a contract or commitment to abide by the terms thereof could result in a loss to the Fund. To the extent the Fund engages in delayed delivery transactions it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. Liability accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. From the time the Fund becomes obligated to purchase securities on a delayed delivery basis, the Fund has all the rights and risks attendant to the ownership of a security except that no interest accrues to the purchaser until delivery. At the time the Fund enters into a binding obligation to purchase such securities, Fund assets of a dollar amount sufficient to make payment for the securities to be purchased will be segregated. The availability of liquid assets for this purpose and the effect of asset segregation on the Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of the Fund's total assets that may be committed to transactions in such agreements.


     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality.


Principal High Yield Fund
     Principal High Yield Fund's primary investment objective is high current income. Capital growth is a secondary objective when consistent with the objective of high current income. This Fund is designed for investors willing to assume additional risk in return for above average income.

     In seeking to attain the Fund's objective of high current income, the Fund invests primarily in high yielding, lower or nonrated fixed-income securities (commonly known as "junk bonds"), constituting a diversified portfolio which the Fund Manager believes does not involve undue risk to income or principal. Normally, at least 80% of the Fund's assets will be invested in debt securities, convertible securities (both debt and preferred stock) or preferred stocks that are consistent with its primary investment objective of high current income. The Fund's remaining assets may be invested in common stocks and other equity securities in which the Growth-Oriented Funds may invest when these types of investments are consistent with the objective of high current income.

     The Fund seeks to invest its assets in securities rated Ba1 or lower by Moody's or BB+ or lower by S&P or in unrated securities which the Fund's Manager believes are of comparable quality. These securities are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and to repay principal in accordance with the terms of the obligation. The Fund will not invest in securities rated below Caa by Moody's and below CCC by S&P.

     The rating services' descriptions of securities rating categories in which the Fund may normally invest are as follows:

     Moody's Investors Service, Inc. Bond Ratings - Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B:
Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Corporation Bond Ratings - BB, B, CCC, CC: Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     The higher-yielding, lower-rated securities in which the High Yield Fund invests present special risks to investors. The market value of lower-rated securities may be more volatile than that of higher-rated securities and generally tends to reflect the market's perception of the creditworthiness of the issuer and short-term market developments to a greater extent than more highly-rated securities, which reflect primarily fluctuations in general levels of interest rates. Periods of economic uncertainty and change can be expected to result in increased volatility in the market value of lower-rated securities. Further, such securities may be subject to greater risks of loss of income and principal, particularly in the event of adverse economic changes or increased interest rates, because their issuers generally are not as financially secure or as creditworthy as issuers of higher-rated securities. Additionally, to the extent that there is not a national market system for secondary trading of lower-rated securities, there may be a low volume of trading in such securities which may make it more difficult to value or sell those securities than higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly traded market.

     Investors should recognize that the market for higher-yielding, lower-rated securities is a relatively recent development that has not been tested by an economic recession. An economic downturn may severely disrupt the market for such securities and cause financial stress to the issuers which may adversely affect the value of the securities held by the High Yield Fund and the ability of the issuers of the securities held by it to pay principal and interest. A default by an issuer may result in the Fund incurring additional expenses to seek recovery of the amounts due it.

     Some of the securities in which the Fund invests contain call provisions. If the issuer of such a security exercises a call provision in a declining interest rate market, the Fund would have to replace the security with a lower-yielding security, resulting in a decreased return for investors. Further, a higher-yielding security's value will decrease in a rising interest rate market, which will be reflected in the Fund's net asset value per share.

     Investors should carefully consider their ability to assume the risks of investing in lower-rated securities before making an investment in the Fund, and should be prepared to maintain their investment during periods of adverse market conditions. Investors should not rely on the Fund for their short-term financial needs.

     The Fund seeks to minimize the risks of investing in lower-rated securities through diversification, investment analysis and attention to current developments in interest rates and economic conditions. Because the Fund invests primarily in securities in the lower rating categories, the achievement of the Fund's goals is more dependent on the Manager's ability than would be the case if the Fund were investing in securities in the higher rating categories. Although the Fund's Manager considers security ratings when making investment decisions, it performs its own investment analysis and does not rely principally on the ratings assigned by the rating services. There are risks in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities, and credit rating agencies may fail to make timely changes in credit ratings to reflect subsequent events. The Manager's analysis includes traditional security analysis considerations such as the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and its responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects. In addition, the Manager analyzes general business conditions and other factors such as anticipated changes in economic activity and interest rates, the availability of new investment opportunities, and the economic outlook for specific industries. The Manager continuously monitors the issuers of portfolio securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments and to assure the securities' liquidity so the Fund can meet redemption requests.

     During the fiscal year ended October 31, 1997, the percentage of the Fund's portfolio securities invested in the various ratings established by Moody's, based upon the weighted average ratings of the portfolio, was as follows:

                  Moody's Rating                Portfolio Percentage

                        Baa                             _.__%
                        Ba                             __.__
                         B                             __.__
                         C                              _.__

     The above percentages for Ba and B rated securities include unrated securities in the amount of .__% and .__%, respectively, which have been determined by the Manager to be of comparable quality.

     There may be times when, in the Manager's judgment, unusual market or economic conditions make pursuing the Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times the Manager may employ alternative strategies, primarily seeking to reduce fluctuations in the value of the Fund's assets. In implementing these "defensive" strategies, the Fund may temporarily invest in money-market instruments of all types, higher-rated fixed-income securities or any other fixed-income securities that the Fund considers consistent with such strategy. The yield to maturity on these securities would generally be lower than the yield to maturity on lower-rated fixed-income securities. It is impossible to predict when, or for how long, such alternative strategies will be utilized.

     The Fund's Manager buys and sells securities for the Fund principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates. From time to time, consistent with its investment objectives, the Fund may sell securities that have appreciated in value because of declines in interest rates. It may also trade securities for the purpose of seeking short-term profits. Securities may be sold in anticipation of a market decline or bought in anticipation of a market rise. They may also be traded for securities of comparable quality and maturity to take advantage of perceived short-term disparities in market values or yields.

Principal Limited Term Bond Fund
     The objective of Principal Limited Term Bond Fund is to seek a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less. The Fund seeks to achieve its objective by investing primarily in high grade, short-term debt securities.

     The Fund will invest, under normal circumstances, at least 80% of its total assets in securities issued or guaranteed by the United States ("U.S.") Government or its agencies or instrumentalities (as described in the discussion of Principal Government Securities Income Fund) and other debt securities of U.S. issuers rated within the three highest grades used by Standard & Poor's (AAA, AA or A) or by Moody's (Aaa, Aa, or A) or which, if nonrated, are comparable in quality in the opinion of the Fund's Manager. The balance of the Fund's assets may be invested in debt securities rated in the fourth highest grade by the major rating services (i.e., at least "Baa" by Moody's Investors Service or "BBB" by Standard & Poor's Corporation, or their equivalents) or, if not rated, judged to be of comparable quality. Securities rated BBB or Baa are considered investment grade securities having adequate capacity to pay interest and repay principal. Such securities may have speculative characteristics, however, and changes in economic and other conditions are more likely to lead to a weakened capacity of the issuer of such securities to make principal and interest payments than is the case with higher rated securities. Under normal circumstances, the Fund will maintain a dollar weighted average maturity of not more than five years. In determining the average maturity of the Fund's portfolio, the Manager may adjust the maturity dates on callable or prepayable securities to reflect the Manager's judgment regarding the likelihood of such securities being called or prepaid.

     The Fund may also invest in other debt securities including corporate debt securities such as bonds, notes and debentures, mortgage-backed securities including collateralized mortgage obligations and other asset-backed securities. For a more complete description of asset-backed securities, see "Principal Government Securities Income Fund" discussion.

     Cash equivalents in which the Fund invests include corporate commercial paper rated A-1+, A-1 or A-2 by S&P or P-1 or P-2 by Moody's, unrated commercial paper issued by corporations with outstanding debt securities rated in the four highest grades by S&P and Moody's and bank certificates of deposit and bankers' acceptances issued or guaranteed by national or state banks and repurchase agreements considered by the Fund to have investment quality. Under unusual market or economic conditions, the Fund for temporary defensive purposes may invest up to 100% of its assets in cash or cash equivalents.

     MONEY MARKET FUND

     The Principal Funds currently include one Fund offering Class R shares which seeks a high level of income through investments in short-term securities. This Fund is Principal Cash Management Fund referred to as the "Money Market Fund." Securities in which the Principal Cash Management Fund will invest may not yield as high a level of current income as securities of lower quality and longer maturities which generally have less liquidity, greater market risk and more fluctuation.

     The Fund will limit its portfolio investments to United States dollar denominated instruments that the Manager, subject to the oversight of the Board of Directors, determines present minimal credit risks and which at the time of acquisition are "Eligible Securities" as that term is defined in regulations issued under the Investment Company Act of 1940. Eligible Securities include:

     (1) A security with a remaining maturity of 397 days or less that is rated (or that has been issued by an issuer that is rated in respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) by a nationally recognized statistical rating organization in one of the two highest rating categories for short-term debt obligations; or

     (2) A security that at the time of issuance was a long-term security with a remaining maturity of 397 calendar days or less, and whose issuer has received from a nationally recognized statistical rating organization a rating, with respect to a class of short-term debt obligations (or any security within that class) that is now comparable in priority and security with the security, in one of the two highest rating categories for short-term debt obligations; or

     (3) an unrated security that is of comparable quality to a security meeting the requirements of (1) or (2) above, as determined by the board of directors.

     Principal Cash Management Fund will not invest more than 5% of its total assets in the following securities:

     (1) Securities which, when acquired by the Fund (either initially or upon any subsequent rollover), are rated in the second highest rating category for short-term debt obligations;

     (2) Securities which at the time of issuance were long-term securities but when acquired by the Fund have a remaining maturity of 397 calendar days or less, if the issuer of such securities is rated, with respect to a class of comparable short-term debt obligations, in the second highest rating category for short-term obligations; and

     (3) Securities which are unrated but are determined by the Fund's Board of Directors to be of comparable quality to securities rated in the second highest rating category for short-term debt obligations.

     The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. The Fund intends to hold its investments until maturity, but may on occasion trade securities to take advantage of market variations. Also, revised valuations of an issuer or redemptions may result in sales of portfolio investments prior to maturity or at a time when such sales might otherwise not be desirable. The Fund's right to borrow to facilitate redemptions may reduce the need for such sales. The sale of portfolio securities would be a taxable event. See "Tax Treatment of the Funds, Dividends and Distributions." It is the policy of the Fund to be as fully invested as reasonably practical at all times to maximize current income.

     Since portfolio assets of the Fund will consist of short-term instruments, replacement of portfolio securities will occur frequently. However, since this Fund expects to usually transact purchases and sales of portfolio securities with issuers or dealers on a net basis, it is not anticipated that the Fund will pay any significant brokerage commissions. The Fund is free to dispose of portfolio securities at any time, when changes in circumstances or conditions make such a move desirable in light of its investment objective.

     The objective of Principal Cash Management Fund is to seek as high a level of current income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing its assets in a portfolio of money market instruments. These money market instruments are U.S. Government Securities, U.S. Government Agency Securities, Bank Obligations, Commercial Paper, Short-term Corporate Debt, Taxable Municipal Obligations and Repurchase Agreements, which are described briefly below and in more detail in the Statement of Additional Information.

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     U.S. Government Agency Securities are obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government whether supported by the full faith and credit of the U.S. Treasury or only by the credit of a particular agency or instrumentality.

     Bank Obligations consist of certificates of deposit which are generally negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return and bankers acceptances which are time drafts drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

     Commercial Paper is short-term promissory notes issued by corporations primarily to finance short-term credit needs.

     Short-term Corporate Debt consists of notes, bonds or debentures which at the time of purchase have one year or less remaining to maturity.

     Taxable  Municipal   Obligations  are  short-term   obligations  issued  or
guaranteed by state and municipal issuers which generate taxable income.

     Repurchase Agreements are transactions under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. Generally, Repurchase Agreements are of short duration, usually less than a week but on occasion for longer periods.

CERTAIN INVESTMENT POLICIES AND RESTRICTIONS

     Following is a discussion of certain investment practices that the Funds may use in an effort to achieve their respective investment objectives.

Repurchase Agreements/Lending Portfolio Securities

     Each of the Funds may enter into repurchase agreements with, and each of the Funds, except the Capital Value Fund, Growth Fund and Cash Management Fund, may lend its portfolio securities to, unaffiliated broker-dealers and other unaffiliated qualified financial institutions. These transactions must be fully collateralized at all times, but involve some credit risk to the Fund if the other party should default on its obligations, and the Fund is delayed or prevented from recovering on the collateral. See the Statement of Additional Information for further information regarding the credit risks associated with repurchase agreements and the standards adopted by each Fund's Board of Directors to deal with those risks. None of the Funds intends either (i) to enter into repurchase agreements that mature in more than seven days if any such investment, together with any other illiquid securities held by the Fund, would amount to more than 15% (10% for the Government Securities Income Fund) of its total assets or (ii) to lend securities in excess of 30% of its total assets.

Forward Commitments

     From time to time, each of the Income-Oriented Funds and the Balanced Fund may enter into forward commitment agreements which call for the Fund to purchase or sell a security on a future date and at a price fixed at the time the Fund enters into the agreement. Each of these Funds may also acquire rights to sell its investments to other parties, either on demand or at specific intervals.

Warrants

     Each of the Funds, except the Cash Management Fund and Government Securities Income Fund, may invest in warrants up to 5% of its assets, of which not more than 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. For the International Emerging Markets Fund, International Fund and International SmallCap Fund, the 2% limitation also applies to warrants not listed on the Toronto Stock Exchange.

Borrowing

     As a matter of fundamental policy, each Fund may borrow money only for temporary or emergency purposes the Capital Value, Cash Management, Growth, Tax-Exempt Bond and Tax-Exempt Cash Management Funds may borrow only from banks. Further, each Fund may borrow only in an amount not exceeding 5% of its assets, except:

     (1) the Capital Value Fund and Growth Fund, each of which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets less liabilities other than such borrowings, or (ii) 10% of its assets taken at cost at the time the borrowing is made; and

     (2) the Cash Management Fund which may borrow only in an amount not exceeding the lesser of (i) 5% of the value of its assets, or (ii) 10% of the value of its net assets taken at cost at the time the borrowing is made.

Options

     Each of the Funds (except Capital Value, Cash Management, Growth, Tax-Exempt Bond and Tax-Exempt Cash Management Funds) may purchase covered spread options, which would give the Fund the right to sell a security that it owns at a fixed dollar spread or yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. These same Funds may also purchase and sell financial futures contracts, options on financial futures contracts and options on securities and securities indices, but will not invest more than 5% of their assets in the purchase of options on securities, securities indices and financial futures contracts or in initial margin and premiums on financial futures contracts and options thereon. The Funds may write options on securities and securities indices to generate additional revenue and for hedging purposes and may enter into transactions in financial futures contracts and options on those contracts for hedging purposes.

General

     The Statement of Additional Information includes further information concerning the Funds' investment policies and applicable investment restrictions. The investment objectives of the Funds are fundamental and certain investment restrictions designated as such in this Prospectus or in the Statement of Additional Information are fundamental policies that may not be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. All other investment policies described in this Prospectus and the Statement of Additional Information are not fundamental and may be changed by the Board of Directors of the appropriate Fund without shareholder approval.

RISK FACTORS

      An investment in any of the Growth-Oriented Funds involves the financial and market risks that are inherent in any investment in equity securities. These risks include changes in the financial condition of issuers, in economic conditions generally and in the conditions in securities markets. They also include the extent to which the prices of securities will react to those changes.

      An investment in any of the Income-Oriented Funds involves market risks associated with movements in interest rates. The market value of the Funds' investments will fluctuate in response to changes in interest rates and other factors. During periods of falling interest rates, the values of outstanding long-term fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities will affect the Funds' net asset values but will not affect cash income derived from the securities unless a change results from a failure of an issuer to pay interest or principal when due.

     The yields on an investment in the Cash Management Fund will vary with changes in short-term interest rates. In addition, the investments of the Cash Management Fund are subject to the ability of the issuer to pay interest and principal when due.

     Each of the following Principal Funds may invest in foreign securities to the indicated percentage of its assets: International, International Emerging Markets and International SmallCap Funds - 100%; Real Estate - 25%; Balanced, Blue Chip, Bond, Capital Value, High Yield, Limited Term Bond Fund, MidCap, SmallCap and Utilities Funds - 20%. The Government Securities Income Fund may not invest in foreign securities. The Cash Management and Tax-Exempt Cash Management Funds do not invest in foreign securities other than those that are United States dollar denominated. United States dollar denominated means that all principal and interest payments for the security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid and the timing of payments related to the securities do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations. Investment in foreign securities presents certain risks which may affect a Fund's net asset value. These risks include, but are not limited to, those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, the withholding of taxes on dividends at the source, political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. A Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.


     Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In particular, securities markets in emerging market countries are known to experience long delays between the trade and settlement dates of securities purchased and sold, potentially resulting in a lack of liquidity and greater volatility in the price of securities on those markets. In addition, investments in smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines and financial resources. Their securities may trade in more limited volume than larger companies and may therefore experience significantly more price volatility and less liquidity than securities of larger companies. As a result of these factors, the Boards of Directors of the Funds have adopted Daily Pricing and Valuation Procedures for the Funds which set forth the steps to be followed by the Manager and Invista Capital Management, Inc. ("Invista") to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Boards of Directors.


HOW THE FUNDS ARE MANAGED

     Under Maryland law, the business and affairs of each of the Funds are managed under the direction of its Board of Directors. Investment services and certain other services are furnished to the Funds under the terms of a Management Agreement between each of the Funds and the Manager. The Manager for the Funds is Principal Management Corporation (the "Manager") (formerly known as Princor Management Corporation), an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the State of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392. The Manager was organized on January 10, 1969, and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company. As of October 31, 1997, the Manager served as investment advisor for 28 such funds with assets totaling approximately $_._ billion.


     The Manager is responsible for investment advisory, managerial and administrative services for the Funds. However, under a Sub-Advisory Agreement between Invista Capital Management, Inc. ("Invista") and the Manager, Invista performs all the investment advisory responsibilities of the Manager for the Growth-Oriented Funds (except the Real Estate Fund), the Government Securities Income Fund and the Limited Term Bond Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the
Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life. Assets under management at October 31, 1997 were approximately $__._ billion. Invista's address is 1800 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager or Invista advises the Funds on investment policies and on the composition of the Funds' portfolios. In this connection, the Manager or Invista furnishes to the Board of Directors of each Fund a recommended investment program consistent with that Fund's investment objective and policies. The Manager or Invista is authorized, within the scope of the approved investment program, to determine which securities are to be bought or sold, and in what amounts.

     The Manager or Invista has assigned certain individuals the primary responsibility for the day-to-day management of each Fund's portfolio. The persons primarily responsible for the day-to-day management of each Fund are identified in the table below:

                              Primarily
        Fund              Responsible Since                            Person Primarily Responsible
        ----              -----------------                            ----------------------------
Balanced Fund             April, 1993           Judith A. Vogel, CFA (BA degree, Central College). Vice President, Invista
                                                Capital Management, Inc., since 1987.

Blue Chip Fund            March, 1991           Mark T. Williams, CFA (MBA degree, Drake University). Vice President,
                          (Fund's inception)    Invista Capital Management, Inc., since 1995; Investment Officer, 92-95.
                                                Prior thereto, Security Analyst.

Bond Fund                 November, 1996        Scott A. Bennett,CFA (MBA degree, University of Iowa) Assistant Director
                                                Investment Securities, Principal Mutual Life Insurance Company, since 1996;
                                                Prior thereto, Investment Manager.

Capital Value Fund        October, 1969         David L. White, CFA (BBA degree, University of Iowa). Executive Vice
                          (Fund's inception)    President, Invista Capital Management, Inc., since 1984. Co-Manager since
                                                November 1996: Catherine A. Green, CFA, (MBA degree, Drake University).
                                                Vice President,  Invista Capital Management, Inc. since 1987.

Government Securities     May, 1985             Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
Income Fund               Fund's inception)     Capital Management,  Inc., since 1992. Director - Securities Trading,
                                                Principal Mutual Life Insurance Company 1992; Prior thereto, Associate Director.

Growth and MidCap         August, 1987          Michael R. Hamilton, (MBA degree, Bellarmine College). Vice President, Funds
                          and December, 1987    Invista Capital Management, Inc., since 1987.
                          (Fund's inception),
                          respectively

High Yield Fund           December, 1987        James K. Hovey, CFA (MBA degree, University of Iowa). Director - Investment
                          (Fund's inception)    Securities, Principal Mutual Life Insurance Company, since 1990; Prior thereto,
                                                Assistant Director Investment Securities.

International Fund        April, 1994           Scott D. Opsal, CFA (MBA degree, University of Minnesota). Executive Vice
                                                President and Chief Investment Officer, Invista Capital Management, Inc.,
                                                since 1997. Vice President, 1986-1997.

International Emerging    May, 1997             Kurtis D. Spieler, CFA (MBA degree, Drake University). Vice President,
Markets Fund              (Fund's inception)    Invista Capital Management, Inc., since 1995; Investment Officer, 94-95.
                                                Prior thereto, Investment Manager, Principal Mutual Life Insurance Company.

International SmallCap    May, 1997             Darren K. Sleister, CFA (MBA degree, University of Iowa). Investment   Fund
                          (Fund's inception)    Officer, Invista Capital Management, Inc., since 1995; Prior thereto, Security
                                                Analyst.

Limited Term Bond         February, 1996        Martin J. Schafer (BBA degree, University of Iowa). Vice President, Invista
Fund                      (Fund's inception)    Capital Management, Inc., since 1992. Director-Securities Trading,
                                                Principal Mutual Life Insurance Company 1992; Prior thereto, Associate
                                                Director.

Real Estate Fund          _____________         Kelly D. Rush,  CFA (MBA degree,  University of Iowa).  Assistant Director -
                          (Fund's inception)    Investment - Commercial  Real Estate,  Principal  Mutual Life Insurance  Company,
                                                since 1996;  Prior thereto, Senior Administrator Investment -
                                                Commercial Real Estate.

SmallCap Fund             ______________        Co-Manager: Mark T. Williams, CFA (MBA degree, Drake University). Vice
                          (Fund's inception)    President, Invista Capital Management, Inc., since 1995;
                                                Investment Officer, 1992-1995. Co-Manager: John F. McClain, (MBA degree Indiana
                                                University). Vice President, Invista Capital Management, Inc., since 1995;
                                                Investment Officer, 1992-1995.

Utilities Fund            April, 1993           Catherine A. Green, CFA (MBA degree, Drake University). Vice President,
                          (Fund's inception)    Invista Capital Management, Inc., since 1987.



     Until August 1, 1988 the International Fund's portfolio was managed by Principal Management, Inc. of Edmonton, Canada and Scottsdale, Arizona, which company has changed its name to Sea Investment Management, Inc. The Fund's previous manager and the current manager are unaffiliated. This change in managers should be kept in mind when reviewing historical investment results.


     For a description of the investment and other services provided by the Manager, see "Cost of Manager's Services" in the Statement of Additional Information. The management fee and total Class A share expenses incurred by each Fund for the period ended October 31, 1997 were equal to the following percentages of each Fund's respective average net assets:

                                          Class A Shares       Class R Shares
                                       -------------------- --------------------
                                                    Total               Total
                                       Manager's Annualized Manager's Annualized
        Fund                              Fee     Expenses     Fee     Expenses
        ----                           --------- ---------- --------- ----------

     Balanced Fund                       .60%       1.28%      .60%      1.49%
     Blue Chip Fund                      .50%       1.33%      .50%      1.48%
     Bond Fund                           .47%        .95%*     .50%      1.28%*
     Capital Value Fund                  .43%        .69%      .45%      1.16%
     Cash Management Fund                .37%        .66%*     .38%       .99%*
     Government Securities Income Fund   .46%        .81%      .46%      1.18%
     Growth Fund                         .46%       1.08%      .46%      1.42%
     High Yield Fund                     .60%       1.26%      .60%      1.59%
     International Fund                  .73%       1.45%      .73%      1.59%
     International Emerging Markets Fund
     International SmallCap Fund
     Limited Term Bond Fund              .23%        .89%*     .11%      1.40%*
     MidCap Fund                         .62%       1.32%      .62%      1.53%
     Utilities Fund                      .52%       1.17%*     .60%      1.47%*
     *After waiver.

     The Manager voluntarily waived a portion of its fee for the Bond, Cash Management, Limited Term Bond and Utilities Funds throughout the fiscal year ended October 31, 1997. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percentage of average net assets attributable to a class on an annualized basis during that period will not exceed, for the Class A shares,
 .95% for the Bond Fund, .75% for the Cash Management Fund, .90% for the Limited Term Bond Fund and 1.15% for the Utilities Fund, and for the Class R shares, 1.45% for the Bond Fund, 1.25% for the Cash Management Fund, 1.50% for the Limited Term Bond Fund and 1.65% for the Utilities Fund. The effect of the waivers is and will be to reduce each Fund's annual operating expenses and increase each Fund's yield.

     The Manager and Invista may purchase at their own expense statistical and other information or services from outside sources, including Principal Mutual Life Insurance Company. An Investment Service Agreement between each Fund, the Manager, and Principal Mutual Life Insurance Company provides that Principal Mutual Life Insurance Company will furnish certain personnel, services and facilities required by the Manager in connection with its performance of the Management Agreements, and that the Manager will reimburse Principal Mutual Life Insurance Company for its costs incurred in this regard.

     Among the expenses paid by each Fund are brokerage commissions on portfolio transactions, the cost of stock issue and transfer and dividend disbursements, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, the cost of shareholder meetings and taxes and interest (if any).


     The Funds may from time to time execute transactions for portfolio securities with, and pay related brokerage commissions to, Principal Financial Securities, Inc. ("PFS") and Morgan Stanley and Co., each a broker-dealer affiliated with Princor and/or the Manager for each of the Funds. PFS also provides distribution services for Principal Cash Management Fund for which it is compensated by the Manager. These services include, but are not limited to, providing office space, equipment, telephone facilities and various personnel as necessary or beneficial to establish and maintain shareholder accounts. PFS receives a fee from the Manager calculated as a percentage of the average net asset value of shares of the Fund held in PFS client accounts during the period for which PFS provides the services. During the fiscal years ended October 31, 1995, 1996, and 1997, PFS received fees in the amount of $991,520, $1,650,714 and $__________ respectively, in consideration of the services it rendered to the Cash Management Fund.


     The Manager serves as investment advisor, dividend disbursing agent and, directly and through an affiliate, as transfer agent for each of the Funds sponsored by Principal Mutual Life Insurance Company. The Funds reimburse the Manager for the costs of providing these services.

HOW TO PURCHASE SHARES

     Purchases are generally made by completing an Account Application or a Princor IRA Application and mailing it to Princor. You may obtain either of these applications by calling Princor at 1-800-774-6267. Shares will be issued at the offering price next computed after the application is received at Princor's main office and Princor receives the amount to be invested. Generally, the initial amount to be invested in a Princor IRA will be directly transferred to Princor from the retirement plan in which the investor participates. However, in some cases the investor will purchase shares by check. If investing by check, shares will be issued at the offering price next computed after the completed application and check are received at Princor's main office. Subsequent purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor.

     Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to eight days or more. Investors considering redeeming or exchanging shares or transferring shares to another person shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

     Minimum Purchase Amount. You may open an account with any of the Funds with a minimum initial investment of $1,000 ($250 for an IRA or account established under the Uniform Gifts to Minors Act or Uniform Transfers Act). Additional investments of $100 or more may be made at any time without completing a new application. The minimum initial and subsequent investment amounts are not applicable to accounts designated as receiving accounts in a Dividend Relay Election. Each Fund's Board of Directors reserves the right to change or waive minimum investment requirements at any time, which would be applicable to all investors alike.

     Automatic Investment Plan. You may make regular monthly investments through automatic deductions from the account of a bank or similar financial institution. The minimum monthly purchase is $25 for all Funds except the Money Market Funds, which have a $100 monthly minimum requirement. A $25 minimum monthly purchase may be established for the Money Market Funds if the account value is at least $1,000 at the time the plan is established. Plan forms and preauthorized check agreements are available from Princor on request. There is no obligation to continue the plan and it may be terminated by the investor at any time.

     Each Fund described in this Prospectus offers investors three classes of shares which bear sales charges in different forms and amounts, Class A shares, Class B shares and Class R shares. Only Class R shares are offered through this Prospectus. Class A shares are described herein only because Class R shares convert to Class A shares as described below.

     Class R Shares. Class R shares are purchased without an initial sales charge or a contingent deferred sales charge ("CDSC"). Class R shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares. See "Distribution and Shareholder Servicing Plans and Fees." Class R shares provide you the benefit of putting all of your dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class R shares will automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 49th month after the purchase date. Class R shares acquired by exchange from Class R shares of another Principal fund will convert into Class A shares based on the time of the initial purchase. (See "How to Exchange Shares".) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class R shares converting into Class A shares bears to your total Class R shares that were not acquired through dividends and distributions. The conversion of Class R shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class R shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class R shares would continue to be subject to higher expenses than Class A shares for an indefinite period.

     Class A Shares. If you invest less than $1 million in Class A shares (except Class A shares of the Cash Management Fund), you pay a sales charge at the time of purchase. Certain purchases of Class A shares qualify for reduced sales charges. Class A share purchases of $1 million or more are not subject to a sales charge at the time of purchase, but may be subject to a contingent deferred sales charge if redeemed within 18 months of purchase. See "Offering Price of Funds' Shares." Class A shares of each of the Funds, except the Cash Management Fund, currently bear a 12b-1 fee at the annual rate of up to 0.25% (0.15% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution and Shareholder Servicing Plans and Fees."

     Which arrangement is better for you? The decision as to which class of shares provides a more suitable investment for you depends on a number of factors, including the amount and intended length of the investment. Orders for Class R shares for $1 million or more will be treated as orders for Class A. They are not subject to a sales charge at the time of purchase, but are subject to a contingent deferred sales charge if redeemed within 18 months of purchase.

OFFERING PRICE OF  FUNDS' SHARES

     The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

     Class R shares. Class R shares are sold to eligible purchasers at net asset value; no front-end load or contingent deferred sales charge applies to the purchase of Class R shares. Class R shares are offered only through Princor and other dealers it selects.

     Class A shares. Class A shares of Principal Cash Management Fund are sold to the public at net asset value; no sales charge applies to such purchases. Class R shares convert to Class A shares at NAV, without a sales charge, as previously described. Class A shares of the Growth-Oriented and Income-Oriented Funds are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% (1.50% for the Limited Term Bond Fund) to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge will be determined by Princor.

                                       Sales Charge for
                                       All Funds Except              Sales Charge for
                                    Limited Term Bond Fund        Limited Term Bond Fund         Dealers Allowance as
                                     Sales Charge as % of:         Sales Charge as % of:          % of Offering Price
                                   ------------------------      ------------------------    --------------------------------

                                   Offering      Net Amount      Offering      Net Amount    All Funds Except    Limited Term
                                     Price        Invested         Price        Invested     Limited Term Bond       Bond
                                   --------      ----------      --------      ----------    -----------------   -------------

Less than $50,000                   4.75%          4.99%          1.50%          1.52%            4.00%             1.25%
$50,000 but less than $100,000      4.25%          4.44%          1.25%          1.27%            3.75%             1.00%
$100,000 but less than $250,000     3.75%          3.90%          1.00%          1.10%            3.25%              .75%
$250,000 but less than $500,000     2.50%          2.56%          0.75%          0.76%            2.00%              .50%
$500,000 but less than $1,000,000   1.50%          1.52%          0.50%          0.50%            1.25%              .25%
$1,000,000 or more                  0              0              0              0                 .75%              .25%

     CDSC on Class A Shares. Purchases of Class A shares of $1,000,000 or more may be subject to CDSC upon redemption. A CDSC is payable to Princor on these investments in the event of a share redemption within 18 months following the share purchase, at the rate of .75% (.25% for the Limited Term Bond Fund) of the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Principal mutual fund will continue to be subject to the CDSC until the original 18 month period expires. However, no CDSC is payable with respect to redemptions of Class A shares used to fund a Princor 401 (a) or Princor 401 (k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets.

     The CDSC on Class A shares will be waived on redemptions of shares in connection with certain withdrawals from certain retirement plans. See Statement of Additional Information. Up to 10% of the value of Class A shares subject to a Periodic Withdrawal Plan may also be redeemed each year without a CDSC. See "Periodic Withdrawal Plan."

     Investors may be eligible to buy Class A shares at reduced sales charges. Purchasers of Class A shares may benefit from Rights of Accumulation and Statement of Intention as well as the reduced sales charge available for the investment of certain life insurance and annuity contract death benefits and various Employee Benefit Plans and other plans. Descriptions are included in the Statement of Additional Information.


     Investors may be able to purchase Class A shares at net asset value. The following persons may purchase Class A shares of the Growth-Oriented Funds and Income-Oriented Funds at the net asset value (without a sales charge): (1) Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries; (2) Active and retired directors, officers and employees of any of the Funds, Principal Mutual Life Insurance Company, and directly and indirectly owned subsidiaries of Principal Mutual Life Insurance Company (including full-time insurance agents of, and persons who have entered into insurance brokerage contracts with, Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries, and employees of such persons); (3) The Principal Financial Group Employees' Credit Union; (4) Non-ERISA investment advisory clients of Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company; (5) Sales representatives and employees of sales representatives of Princor or other dealers through which shares of the Funds are distributed; (6) Spouses, surviving spouses and dependent children of the foregoing persons; (7) Trusts primarily for the benefit of the foregoing individuals; (8) certain "wrap accounts" for the benefit of clients of Princor and other broker-dealers or financial planners selected by Princor; and (9) clients of a registered representative of Princor or other dealers through which shares of the Funds are distributed and who has become affiliated with Princor or other dealer within 180 days prior to the date of the purchase of Class A shares of the Funds, if the investment represents the proceeds of a redemption within that 180 day period of shares of another investment company the purchase of which included a front-end sales charge or the redemption of which was subject to a contingent deferred sales charge; (10) Unit Investment Trust sponsored by Principal Mutual Life Insurance Company and/or its directly or indirectly owned subsidiaries; and (11) certain employee welfare benefit plan customers of Principal Mutual Life Insurance Company for whom Plan Deposit Accounts are established.


     Each of the Funds has obtained an exemptive order from the Securities and Exchange Commission ("SEC") to permit each Fund to offer its shares at net asset value to participants of certain annuity contracts issued by Principal Mutual Life Insurance Company. In addition, each of these Funds are available at net asset value to the extent the investment represents the proceeds from a total surrender of certain unregistered annuity contracts issued by Principal Mutual Life Insurance Company, and for which Principal Mutual Life Insurance Company waives any applicable contingent deferred sales charges or other contract surrender charges.

     The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60 days notice to shareholders of existing accounts.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS AND FEES

     Class R Distribution Plan. Each of the Funds described in this Prospectus has adopted a distribution plan for the Class R shares. Each Class R Plan provides for payments by the Fund to Princor at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares.

     Although Class R shares are sold without an initial sales charge, Princor incurs certain distribution expenses. In addition, Princor may remit on a continuous basis up to .25% to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.

     Class A Distribution Plan. Each of the Funds, except the Cash Management Fund, has adopted a distribution plan for the Class A shares. The Fund will make payments from its assets to Princor pursuant to this Plan after the end of each month at an annual rate not to exceed 0.25% (0.15% for the Limited Term Bond
Fund) of the average daily net asset value of the Fund. Princor will retain such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares but may remit on a continuous basis up to .25% (0.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

     General. The purpose of the Plans is to permit the Fund to compensate Princor for expenses incurred by it in promoting and distributing Fund shares and providing services to Fund shareholders. If the aggregate payments received by Princor under any of the Plans in any fiscal year exceed the expenditures made by Princor in that year pursuant to that Plan, Princor will promptly reimburse the Fund for the amount of the excess. If expenses under a Plan exceed the amount for which Princor may be compensated in any one fiscal year, the Fund will not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to the Plans that exceeds the compensation limit. The Funds will not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with the Plans. The Plans are further described in the Statement of Additional Information.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

     Each Fund calculates net asset value of a share of each class by dividing the total value of the assets attributable to the class, less all liabilities attributable to the class, by the number of shares outstanding of the class. Shares are valued as of the close of trading on the New York Stock Exchange each day the Exchange is open.

Growth-Oriented and Income-Oriented Funds
     The following valuation information applies to the Growth-Oriented and Income-Oriented Funds. Securities for which market quotations are readily available are valued using those quotations. Securities with remaining maturities of 60 days or less are valued at amortized cost when it is determined by the Board of Directors that amortized cost reflects fair value. Other assets are valued at fair value as determined in good faith through procedures established by the Board.

     As previously described, some of the Funds may purchase foreign securities, whose trading is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S.
holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

Money Market Fund
     Portfolio securities of the Cash Management Fund are valued at amortized cost. For a description of this calculation procedure see the Statement of Additional Information. The Cash Management Fund reserves the right to calculate or estimate its net asset value more frequently than once a day if it deems it desirable.

DISTRIBUTION OF INCOME DIVIDENDS AND REALIZED CAPITAL GAINS

Growth-Oriented and Income-Oriented Funds
     Each of these Funds distributes substantially all of its net income to shareholders each year according to the following schedule:

               Funds                                    Record date                          Payable date
               -----                                    -----------                          ------------
     Growth
     Balanced, Blue Chip,                        three business days before              March 24, June 24,
     Real Estate, and Utilities                  each payable date                       September 24 and December 24

     Capital Value, Growth,                      three business days before              June 24 and December 24
     MidCap and SmallCap                         each payable date

     International, International                three business days before              December 24
     Emerging Markets and                        each payable date
     International SmallCap

     Income
     Bond, Government Securities                 three business days before              monthly on the 24th (or
     Income, High Yield, Limited                 each payable date                       previous business day)
     Term Bond and Tax-Exempt Bond

     Net realized capital gains for each of the Funds, if any, will be distributed annually. Generally the distribution will be made on the fourth business day of December, to shareholders of record on the third business day prior to the record date.

     On the Account Application, you can authorize income dividend and capital gains distributions to be invested in additional Fund shares at net asset value (without a sales charge), invested in shares of other Principal Funds or paid in cash. You may change this instruction without charge at any time by giving ten days written notice to the Fund.

     Any dividends or distributions paid shortly after a purchase of shares will have the effect of reducing the per share net asset value by the amount of the dividends or distributions. These dividends or distributions are subject to taxation like other dividends and distributions, even though they are in effect a return of capital. A shareholder of the Tax-Exempt Bond Fund who redeems shares when tax-exempt income has been accrued but not declared as a dividend by that Fund may have the portion of the redemption proceeds which represents such income taxed at capital gains rates.

Money Market Fund
     The Cash Management Fund declares dividends of all its daily net investment income on each day the net asset value per share is determined. Dividends for the Fund are payable daily and are automatically reinvested in full and fractional shares of the Fund at the then current net asset value.

     Net investment income of the Cash Management Fund, for dividend purposes, consists of (1) accrued interest income plus or minus accrued discount or amortized premium; plus or minus (2) all net short-term realized gains and losses; minus (3) all accrued expenses of the Fund. Expenses of the Fund are accrued each day. Net income will be calculated immediately prior to the determination of net asset value per share of each Fund. Dividends payable on Class R shares of the Cash Management Fund on a per share basis will be lower than dividends payable on Class A shares of the Fund.

     Since it is the policy of the Cash Management Fund, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, the Fund does not expect any capital gains or losses. If the Fund does experience gains, however, it could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them once every 12 months.

     Since the net income of the Fund (including realized gains and losses on the portfolio securities) is normally declared as a dividend each time the net income of the Fund is determined, the net asset value per share of the Fund normally remains at $1.00 immediately after each determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund, representing reinvestment of dividend income, is reflected by an increase in the number of shares of the Fund in the account.

     Normally the Fund will have a positive net income at the time of each determination thereof. Net income may be negative if an unexpected liability must be accrued or a loss is realized. If the net investment income of the Fund determined at any time is a negative amount, the net asset value per share will be reduced below $1.00. If this happens, the Fund may endeavor to restore the net asset value per share to $1.00 by reducing the number of outstanding shares by redeeming proportionately from shareholders without the payment of any monetary consideration, such number of full and fractional shares as is necessary to maintain a net asset value per share of $1.00. Each shareholder will be deemed to have agreed to such a redemption in these circumstances by investment in the Fund. The Fund may seek to achieve the same objective of restoring the net asset value per share to $1.00 by not declaring dividends from net income on subsequent days until restoration, with the result that the net asset value per share would increase to the extent of positive net income which is not declared as a dividend, or any other method approved by the Board of Directors for the Fund.

     The Board of Directors of the Fund may revise the above dividend policy, or postpone the payment of dividends, if the Fund should have or anticipate any large presently unexpected expense, loss or fluctuation in net assets which in the opinion of the Board might have a significant adverse effect on the shareholders.

Dividend Relay Election

     Shareholders may elect to have dividends and capital gains distributions from one of the Principal funds invested in shares of the same class of one of the other Principal funds. This Dividend Relay Election can be made on the application or at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends and distributions originate, on 10 days notice by telephone to the Fund. A signature guarantee may be required to make the Dividend Relay Election. See "General Information About a Fund Account." There is no administrative charge for this service. Dividends and distributions are credited to the receiving Fund the day such dividends are paid at the receiving Fund's net asset value for that day.

     If the Dividend Relay Election privilege is discontinued with respect to a particular receiving Fund, the value of the account in that Fund must equal or exceed the Fund's minimum initial investment requirement or the Fund shall have the right, if the shareholder fails to increase the value of the account to such minimum within 90 days after being notified of the deficiency, to redeem the account and send the proceeds to the shareholder.

     Shareholders may discontinue the Dividend Relay Election at any time on 10 days written notice or, if telephone transaction services apply to the account from which the dividends originate, on 10 days notice by telephone to the Fund. The Funds reserve the right to discontinue or modify this service upon 60 days written notice to shareholders.

 TAX TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

     It is the policy of each of the Funds to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, the Funds intend to qualify for the tax treatment applicable to regulated investment companies under the provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amounts so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Funds intend to comply with the Act's requirements and to avoid this excise tax. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities where the ex-dividend date may have passed in which case such dividends are recorded as soon as the Fund is informed of the ex-dividend date.

Individual Retirement Accounts

     Distributions from IRAs are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received from an IRA prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the participant's death or disability; distributions paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and the participant's designated beneficiary; distributions for medical expenses; distributions for certain unemployment expenses and distributions after 1997 for first home purchases (up to $10,000) and higher education expenses.

     Generally, distributions from IRAs must commence not later than April 1 of the calendar year following the calendar year in which the participant attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the participant (or the participant and beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the participant dies before his or her entire interest in the IRA has been distributed, the participant's entire interest must be distributed at least as rapidly as under the method of distribution being used as of the date of that person's death. If the participant dies prior to beginning any distributions from the IRA, the entire interest in the IRA will be distributed (1) within five years after the date of the participant's death or (2) as periodic payments which will begin within one year of the participant's death and which will be made over the life expectancy of the participant's designated beneficiary. However, if the participant's designated beneficiary is the surviving spouse, the IRA may be continued with the surviving spouse deemed to be the new IRA participant.

     The Code permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans or tax -deferred annuity plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

Non-IRA Accounts

     In each fiscal year when, at the close of such year, more than 50% of the value of the International, International Emerging Markets or International SmallCap Fund's total assets are invested in securities of foreign corporations, the Fund may elect pursuant to Section 853 of the Internal Revenue Code to permit its shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, shareholders should include in gross income for federal income tax purposes both cash dividends received from the Fund and the amount which the Fund advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. The shareholders would then be entitled to subtract from their federal income taxes the amount of such taxes withheld, or else treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit for tax deduction is subject to certain limitations.

     Under the federal income tax law, dividends paid from investment income and from realized short-term capital gains, if any, are generally taxable at ordinary income rates whether received in cash or additional shares. The net income of the Cash Management Fund for purposes of its financial reports and determination of the amount of distributions to shareholders may exceed its net income as determined for tax purposes because certain market discount income will be currently included as income for book purposes but not for tax purposes. Although all net income for book purposes will be distributed to shareholders, such distributions are taxable to shareholders of the Fund as ordinary income only to the extent that they do not exceed the shareholder's ratable share of the Fund's investment income and any short-term capital gain as determined for tax purposes. The balance, if any, will be applied against and will reduce the shareholder's cost or other tax basis for the shares.

Withholding

     The Funds are required by law to withhold 10% of IRA distributions unless the shareholder elects not to have withholding apply. The Funds are required by law to withhold 31% of dividends paid from accounts other than IRA accounts, to investors who do not furnish the Fund their correct taxpayer identification number, which in the case of most individuals is their social security number.

     Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

HOW TO EXCHANGE SHARES

     Class R shares and Class A shares acquired by the conversion of Class R shares may be exchanged at net asset value for shares of the same class of any other Principal Fund described in the Prospectus, at any time. For purposes of computing the length of time Class R shares acquired by the exchange are held prior to conversion to Class A shares, the length of time the acquired shares have been owned by a shareholder will be measured from the date of original purchase of the exchanged shares.

     A shareholder may also make an Automatic Exchange Election. This election authorizes an exchange as described above from one Principal Fund to any or all of the other Principal Funds on a monthly, quarterly, semiannual or annual basis. The minimum amount that may be exchanged into any Principal Fund must equal or exceed $300 on an annual basis. The exchange will occur on the date of the month specified by the shareholder in the election so long as the day is a trading day. If the designated day is not a trading day, the exchange will occur on the next trading day occurring during that month. If the next trading day occurs in the following month, the exchange will occur on the trading day prior to the designated day. The Automatic Exchange Election may be made on the open account application, on 10 days written notice or, if telephone transaction services apply to the account from which the exchange is made, on 10 days notice by telephone to the Fund from which the exchange will be made.

     You may exercise the telephone exchange privilege by telephoning 1-800-247-4123. If all telephone lines are busy, you might not be able to request telephone exchanges and would have to submit written exchange requests. Although the Funds and the transfer agent are not responsible for the authenticity of exchange requests received by telephone, the right is reserved to refuse telephone exchanges when in the opinion of the Fund from which the exchange is requested or the transfer agent it seems prudent to do so. You bear the risk of loss caused by a fraudulent telephone exchange request the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birthdate and sending a written confirmation of the transaction to the shareholder's address of record. In addition, the Fund directs exchange proceeds only to another Principal fund account used to fund the shareholder's IRA.

     General - If you do not have an account with the Fund in which shares are being acquired, a new account will be established with the same registration as the account from which shares are exchanged. All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired. You may receive shares in exchange only if they may be legally offered in your state of residence.

     The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where the Directors or Principal Management Corporation believes doing so would be in the best interest of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. You would be notified of any such action to the extent required by law. You may modify or discontinue an election on 10 days written notice or notice by telephone to the Fund from which exchanges are made.

HOW TO SELL SHARES

     Each Fund will redeem its shares upon request. Shares are redeemed at the net asset value calculated after the Fund receives the written request in proper form. There is no charge for redemptions. The amount received for shares upon redemption may be more or less than the cost of such shares depending upon the net asset value at the time of redemption. The Funds generally send redemption proceeds the business day after the request is received. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than three business days, as permitted by federal securities law. A Fund will redeem only those shares for which it has received payment. To avoid the inconvenience of a delay in obtaining redemption proceeds, shares may be purchased with a certified check, bank cashiers check or money order.

     A request for a distribution from an IRA must be made in writing. You may obtain a distribution form by telephoning 1-800-247-4123 or writing to Princor, at P.O. Box 10423, Des Moines, Iowa 50306. Distributions from an IRA may be taken as a lump sum of the entire interest in the IRA, a partial interest in the IRA, or in periodic payments of either a fixed amount or amounts based upon certain life expectancy calculations. Tax penalties may apply to distributions taken before the IRA participant attains age 59 1/2. See "Tax Treatment of Fund Dividends and Distributions." A redemption request made payable to someone other than the plan participant requires a signature guarantee as a part of a proper endorsement. The signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

     A shareholder may redeem shares from an account, other than an IRA account, by mail or by telephone. Each Fund reserves the right to modify any of the methods of redemption or to charge a fee for providing these services upon written notice to shareholders.

     By Mail - A shareholder of a non-IRA account simply sends a letter to Princor, at P.O. Box 10423, Des Moines, Iowa 50306, requesting redemption of any part or all of the shares owned by specifying the Fund account from which the redemption is to be made and either a dollar or share amount. The letter must provide the account number and be signed by a registered owner. If certificates have been issued, they must be properly endorsed and forwarded with the redemption request. If payment of less than $100,000 is to be mailed to the address of record, which has not been changed within the three month period preceding the redemption request, and is made payable to the registered shareholder or joint shareholders, or to Principal Mutual Life Insurance Company or any of its affiliated companies, the Fund will not require a signature guarantee as a part of a proper endorsement; otherwise the shareholder's signature must be guaranteed by either a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or by a brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

     By Telephone - Shareholders of non-IRA accounts may redeem shares valued at up to $100,000 from any one Fund by telephone, unless the shareholder has notified the Fund of an address change within the three month period preceding the date of the request. Such redemption proceeds will be mailed to the shareholder's address of record. Telephone redemption proceeds may also be sent by check or wire transfer to a commercial bank account in the United States previously authorized in writing by the shareholder. A wire charge of up to $6.00 will be deducted from the Fund account from which the redemption is made for all wire transfers. If proceeds are to be used to settle a securities transaction with a selected dealer, telephone redemptions may be requested by the shareholder or upon appropriate authorization from an authorized representative of the dealer, and the proceeds will be wired to the dealer. The telephone redemption privilege is available only if telephone transaction services apply to the account from which shares are redeemed. Telephone transaction services apply to all accounts, except accounts used to fund a Princor IRA, unless the shareholder has specifically declined this service on the account application or in writing to the Fund. The telephone redemption privilege will not be allowed on shares for which certificates have been issued.

     You may exercise the telephone redemption privilege by telephoning 1-800-247-4123. If all telephone lines are busy, you might not be able to request telephone redemptions and would have to submit written redemption requests. Although the Funds and the transfer agent are not responsible for the authenticity of redemption requests received by telephone, the right is reserved to refuse telephone redemptions when in the opinion of the Fund from which the redemption is requested or the transfer agent it seems prudent to do so. You bear the risk of loss caused by a fraudulent telephone redemption request the Fund reasonably believes to be genuine. Each Fund will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Fund may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller's name, daytime telephone number, social security number and/or birth date and names of all owners listed on the account and sending a written confirmation of the transaction to your address of record. In addition, the Fund directs redemption proceeds made payable to the owner or owners of the account only to an address of record that has not been changed within the three-month period prior to the date of the telephone request, or to a previously authorized bank account.

     Reinvestment Privilege - Within 60 days after redemption, shareholders who redeem all or part of their Class R shares or Class A shares which were acquired by conversion of Class R shares have a onetime privilege to reinvest the amount redeemed in shares of the same class of any of the Funds without a sales charge.

     The reinvestment will be made at the net asset value next computed after written notice of exercise of the privilege is received in proper and correct form by Princor. All reinvestments are subject to acceptance by the Fund or Funds and Princor.

PERIODIC WITHDRAWAL PLAN

     You may  request  that a fixed  number  of Class A shares or Class R shares
($25 initial minimum amount) or enough Class A shares or Class R shares to produce a fixed amount of money ($25 initial minimum amount) be withdrawn from an account monthly, quarterly, semiannually or annually. Periodic withdrawals from non-Money Market Fund Class A share accounts opened with purchases of Class A shares of $1,000,000 or more, may be subject to a CDSC. However, each year you may make periodic withdrawals of up to 10% of the value of a Class A share account without incurring a CDSC. The amount of the 10% free withdrawal privilege for an account is initially determined based upon the value of the account as of the date of the initial periodic withdrawal. If a periodic withdrawal plan is established at the time the Class A shares are purchased, the amount of the initial 10% free withdrawal privilege may be increased by 10% of the amount of additional purchases in that account made within 60 days after the shares were first purchased. After a periodic withdrawal plan has been established the amount of the 10% withdrawal privilege will be re-determined as of the last business day of December each year. The Fund from which the periodic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that the investor may withdraw. An investor may initiate a Periodic Withdrawal Plan by signing an Agreement for Periodic Withdrawal Form and depositing any share certificate that has been issued, or if no certificate has been issued and telephone transaction services apply to the account, by telephoning the Fund.

PERFORMANCE CALCULATION

     From  time  to  time,  the  Funds  may  publish  advertisements  containing information (including graphs, charts, tables and examples) about the performance of one or more of the Funds and about a Fund's largest industry holdings and largest specific securities holdings in its portfolio. The Funds may also quote rankings, yields or returns as published by independent statistical services or publishers, and information regarding the performance of certain market indices. The Funds' yield and total return figures described below will vary depending upon market conditions, the composition of the Funds' portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Funds' performance figures to performance figures published for other investment vehicles. Any performance data quoted for the Funds represents only historical performance and is not intended to indicate future performance of the Funds. For further information on how the Funds calculate yield and total return figures, see the Statement of Additional Information.

Growth-Oriented and Income-Oriented Funds

     The Income-Oriented Funds may advertise their respective yields and average annual total returns. The Growth-Oriented Funds may advertise their respective average annual total returns. Yield is determined by annualizing each Fund's net investment income per share for a specific, historical 30-day period and dividing the result by the ending maximum public offering price for Class A shares or the net asset value for Class R shares of the Fund for the same period. Average annual total return for each Fund is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. The same assumptions are made when computing cumulative total return by dividing the ending redeemable value by the initial investment. These calculations assume the payment of the maximum front-end load in the case of Class A shares, although shareholders who acquire such shares by conversion from Class R shares do not pay a front-end load. The Funds may also calculate total return figures for a specified period that do not take into account the maximum initial sales charge to illustrate changes in the Funds' net asset values over time.

Money Market Fund

     From time to time the Cash Management Fund may advertise its yield and effective yield. The yield of the Fund refers to the income generated by an investment in the Fund over a seven-day period. This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield for the Cash Management Fund will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. The Fund is an open-end investment company and there is no guarantee that the net asset value or any stated rate of return will remain constant. Your investment in the Fund is not insured. Investors comparing results of the Fund with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Fund.

GENERAL INFORMATION ABOUT A FUND ACCOUNT

     Share certificates will be issued only when requested. You will receive a quarterly statement of account for the Fund(s) in which you have invested. The statement contains information regarding purchases, redemptions, and reinvested dividends or distributions occurring during the quarter, as well as the balance of shares owned and account values as of the statement date . The Funds treat the statement of account as evidence of ownership of Fund shares. This is known as an open account system. Each Fund bears the cost of the open account system.

     Signature Guarantee. The Funds have adopted the policy of requiring signature guarantees in certain circumstances to safeguard your accounts. A signature guarantee is necessary under the following circumstances:

     1. If a redemption payment is to be made payable to a payee other than the registered shareholder or Principal Mutual Life Insurance Company or any of its affiliated companies or selected administrators of qualified retirement plans;

     2. To add telephone transaction services to an account after the initial application is processed;

     3. When there is any change to a bank account designated to receive distributions; and

     4. If a redemption payment is to be mailed to an address other than the address of record or to an address of record that has been changed within the preceding three months.

     Your signature must be guaranteed by a commercial bank, trust company, credit union, savings and loan association, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public is not acceptable.

     Minimum Account Balance. Although there currently is no minimum balance, due to the disproportionately high cost of maintaining small accounts, the Funds reserve the right to redeem all shares in an account with a value of less than $250 and to mail the proceeds to you. Involuntary redemptions will not be triggered solely by market activity. You will be notified before these redemptions are to be made and will have thirty days to make an additional investment to bring their accounts up to the required minimum. The Funds reserve the right to increase the required minimum.

SHAREHOLDER RIGHTS

     The following information is applicable to each of the Principal Funds described in this prospectus. Except for Tax-Exempt Cash Management Fund (Class A shares only) and Tax-Exempt Bond Fund (Class A and Class B shares only), each Fund's shares are currently divided into three classes. Each Fund share is entitled to one vote with fractional shares voting proportionately. The classes of shares for each Fund will vote together as a single class except where required by law or as determined by the Fund's Board of Directors. Shares are freely transferable, are entitled to dividends as declared by the Fund's Board of Directors and, if the Fund were liquidated, would receive the net assets of the Fund. Shareholders of a Fund may remove any director of that Fund with or without cause by the vote of a majority of the votes entitled to be cast at a meeting of shareholders. Shareholders will be assisted with shareholder communication in connection with such matter.

     The Board of Directors of each Fund may increase or decrease the aggregate number of shares which the Fund has authority to issue and may issue two or more classes of shares having such preferences and special or relative rights and privileges as the Directors may determine, without shareholder approval.

     The Funds are not required to hold an annual meeting of shareholders in any year unless required to do so under the Investment Company Act of 1940. The Funds intend to hold shareholder meetings only when required by law and at such other times as may be deemed appropriate by their respective Boards of Directors. However, each Fund will hold a meeting of shareholders when requested to do so in writing by the holders of 10% or more of the outstanding shares of that Fund.

     Shareholder inquiries should be directed to the appropriate Fund at The Principal Financial Group, Des Moines, Iowa 50392.

     As of _______________, Principal Mutual Life Insurance Company and its subsidiaries and affiliates owned 25% or more of the outstanding voting shares of each Fund as indicated:

                                                              Percentage of
                                              Number of     Outstanding Shares
                 Fund                       Shares Owned          Owned
     -----------------------------------    ------------    ------------------
     Capital Value Fund
     International Emerging Markets Fund
     International SmallCap Fund
     Limited Term Bond Fund

ADDITIONAL INFORMATION

     Organization: The Funds were incorporated in the state of Maryland on the following dates: Balanced Fund - November 26, 1986; Blue Chip Fund - December 10, 1990; Bond Fund - December 2, 1986; Capital Value Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); Cash Management Fund - June 10, 1982; Government Securities Income Fund - September 5, 1984; Growth Fund - May 26, 1989 (effective November 1, 1989 succeeded to the business of a predecessor Fund that had been incorporated in Delaware on February 6, 1969); High Yield Fund - November 26, 1986; International Emerging Markets Fund - May 27, 1997; International Fund - May 12, 1981; International SmallCap Fund - May 27, 1997; Limited Term Bond Fund - August 9, 1995; MidCap Fund - February 20, 1987; Real Estate Fund - May 27, 1997; SmallCap Fund - August 13, 1997; Utilities Fund - September 3, 1992.

     Custodian: Bank of New York, 48 Wall Street, New York, New York 10286, is custodian of the portfolio securities and cash assets of each of the Funds except the International, International Emerging Markets and International SmallCap Funds. The custodian for the International Emerging Markets Fund, International Fund and International SmallCap Fund is Chase Manhattan Bank, Global Securities Services, Chase Metro Tech Center, Brooklyn, New York 11245. The custodians perform no managerial or policymaking functions for the Funds.

     Capitalization: The authorized capital stock of each Fund consists of 100,000,000 shares of common stock (2,000,000,000 for Princor Cash Management
Fund), $.01 par value.

     Financial Statements: Copies of the financial statements of each Fund will be mailed to each shareholder semiannually. At the close of each fiscal year, each Fund's financial statements will be audited by a firm of independent auditors. The firm of Ernst & Young LLP has been appointed to audit the financial statements of each Fund for their respective present fiscal years.

     Registration Statement: This Prospectus omits some information contained in the Statement of Additional Information (also known as Part B of the Registration Statement) and Part C of the Registration Statements which the Funds have filed with the Securities and Exchange Commission. The Funds' Statement of Additional Information is hereby incorporated by reference into this Prospectus. A copy of this Statement of Additional Information can be obtained upon request, free of charge, by writing or telephoning Princor
Financial Services Corporation. You may obtain a copy of Part C of the Registration Statements filed with the Securities and Exchange Commission, Washington, D.C. from the Commission upon payment of the prescribed fees.

     Principal Underwriter: Princor Financial Services Corporation, P.O. Box 10423, Des Moines, IA 50306, is the principal underwriter for each of the Principal Funds.

     Transfer  Agent  and  Dividend  Disbursing  Agent:   Principal   Management
Corporation, The Principal Financial Group, Des Moines, Iowa, 50392, is the transfer agent and dividend disbursing agent for each of the Principal Funds.




                          PRINCIPAL BALANCED FUND, INC.
                         PRINCIPAL BLUE CHIP FUND, INC.
                            PRINCIPAL BOND FUND, INC.
                       PRINCIPAL CAPITAL VALUE FUND, INC.
                      PRINCIPAL CASH MANAGEMENT FUND, INC.
                PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
                           PRINCIPAL GROWTH FUND, INC.
                         PRINCIPAL HIGH YIELD FUND, INC.
               PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
                       PRINCIPAL INTERNATIONAL FUND, INC.
                   PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
                     PRINCIPAL LIMITED TERM BOND FUND, INC.
                           PRINCIPAL MIDCAP FUND, INC.
                        PRINCIPAL REAL ESTATE FUND, INC.
                          PRINCIPAL SMALLCAP FUND, INC.
                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.
                 PRINCIPAL TAX-EXEMPT CASH MANAGEMENT FUND, INC.
                         PRINCIPAL UTILITIES FUND, INC.



                       Statement of Additional Information


                            dated ___________________

     This Statement of Additional Information provides information about each of the above Funds in addition to the information that is contained in the Funds'
Prospectus,   dated   ______________________.


     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                     Princor Financial Services Corporation
                    A Member of The Principal Financial Group
                           Des Moines, Iowa 50392-0200
                            Telephone: 1-800-247-4123







MM 625 B-9

                                TABLE OF CONTENTS




Investment Policies and Restrictions of the Funds..........................  2
   Growth-Oriented Funds...................................................  3
   Income-Oriented Funds ..................................................  8
   Money Market Funds...................................................... 14
Funds' Investments......................................................... 17
Directors and Officers of the Funds........................................ 32
Manager and Sub-Advisor.................................................... 34
Cost of Manager's Services................................................. 35
Brokerage on Purchases and Sales of Securities............................. 39
How to Purchase Shares..................................................... 41
Offering Price of Funds' Shares............................................ 44
Distribution Plan.......................................................... 50
Determination of Net Asset Value of Funds' Shares ......................... 53
Performance Calculation.................................................... 54
Tax Treatment of Funds, Dividends and Distributions  ...................... 59
General Information and History............................................ 62
Financial Statements ...................................................... 63
Appendix A................................................................. 64


INVESTMENT POLICIES AND RESTRICTIONS OF THE FUNDS


     The following information about the Principal Funds, a family of separately incorporated, diversified, open-end management investment companies, commonly called mutual funds, supplements the information provided in the Prospectus under the caption "Investment Objectives, Policies and Restrictions."

     There are three categories of Principal Funds: Growth-Oriented Funds, which include seven Funds which seek primarily capital appreciation through investments in equity securities (Capital Value Fund, Growth Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund and SmallCap Fund), one Fund which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund), one Fund which seeks growth of capital and growth of income primarily through investments in common stocks of well-capitalized, established companies (Blue Chip Fund), one Fund which seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry (Real Estate Fund), and one Fund which seeks current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies in the public utilities industry (Utilities Fund); Income-Oriented Funds, which include five funds which seek primarily a high level of income through investments in debt securities (Bond Fund, Government Securities Income Fund, High Yield Fund, Limited Term Bond Fund and Tax-Exempt Bond Fund); and Money Market Funds, which include two funds which seek primarily a high level of income through investments in short-term debt securities (Cash Management Fund and Tax-Exempt Cash Management Fund).


     In seeking to achieve its investment objective, each Fund has adopted as matters of fundamental policy certain investment restrictions which cannot be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Similar shareholder approval is required to change the investment objective of each of the Funds. The following discussion provides for each Fund a statement of its investment objective, a description of its investment restrictions that are matters of fundamental policy and a description of any investment restrictions it may have adopted that are not matters of fundamental policy and may be changed without shareholder approval. For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectus or the Statement of Additional Information is not fundamental and may be changed by the respective Fund's Board of Directors.


     The Table on the next page graphically illustrates each Fund's emphasis on producing current income and capital growth and the stability of the market value of the Fund's portfolio. These illustrations represent comparative relationships only with regard to the investment objectives sought by the Funds. Relative income, stability and growth may vary among the Funds with certain market conditions. The illustrations are not intended and should not be construed as projected relative performances of the Principal Funds.


GROWTH-ORIENTED FUNDS

INVESTMENT OBJECTIVES


     Principal Balanced Fund, Inc. ("Balanced Fund") seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

     Principal Blue Chip Fund, Inc. ("Blue Chip Fund") seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

     Principal Capital Value Fund, Inc. ("Capital Value Fund") seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

     Principal Growth Fund, Inc. ("Growth Fund") seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

     Principal International Emerging Markets Fund, Inc. ("International Emerging Markets Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

     Principal International Fund, Inc. ("International Fund") seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

     Principal International SmallCap Fund, Inc. ("International SmallCap Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

     Principal MidCap Fund, Inc. ("MidCap Fund") seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

     Principal Real Estate Fund, Inc. ("Real Estate Fund") seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

     Principal SmallCap Fund, Inc. ("SmallCap Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

     Principal Utilities Fund, Inc. ("Utilities Fund") seeks to provide high current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies in the public utilities industry.


INVESTMENT RESTRICTIONS


     Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund, Real Estate, SmallCap and Utilities Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Balanced Fund, Blue Chip Fund, International Fund, International Emerging Markets Fund, International SmallCap Fund, MidCap Fund, Real Estate, SmallCap and Utilities Fund each may not:


     (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

     (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

     (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

     (6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
          (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

     (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) except that this limitation shall apply only with respect to 75% of the total assets of the International Emerging Markets Fund and the
          International SmallCap Fund; or purchase more than 10% of the outstanding voting securities of any one issuer.

     (8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.


     (9) Concentrate its investments in any particular industry or industries, except that:
          (a) the Utilities Fund may not invest less than 25% of its total assets in securities of companies in the public utilities industry,
          (b) the Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund and SmallCap Fund each may invest not more than 25% of the value of its total assets in a single industry, and
          (c) the Real Estate Fund may not invest less than 25% of its total assets in securities of companies in the real estate industry.


     (10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

     (11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

     Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

     (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.


     (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the International Fund also includes warrants not listed on the Toronto Stock Exchange. The 2% limitation for the International Emerging Markets Fund and International SmallCap Fund also includes warrants not listed on the Toronto Stock Exchange and the Chicago Board Options Exchange.


     (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

     (4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

     (5)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (6) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

     (7) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

     (8)  Invest in arbitrage transactions.


     (9) Invest in real estate limited partnership interests except that this restriction shall not apply to the Real Estate Fund.


     (10) Invest in mineral leases.


     The Balanced Fund, Blue Chip Fund, MidCap Fund, SmallCap Fund and Utilities Fund have also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that each such Fund may not invest more than 20% of its total assets in securities of foreign issuers.

     The Real Estate Fund has adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not invest more than 25% of its total assets in securities of foreign issuers.

     The Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund, SmallCap Fund and Utilities Fund have also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that each Fund may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization and the Funds may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.


     The Utilities Fund has also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.


     Capital Value Fund and Growth Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Capital Value Fund and Growth Fund each may not:


     (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.

     (2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except U. S. Government securities).

     (3) Purchase the securities of any issuer if the purchase will cause more than 10% of the voting securities, or any other class of securities of the issuer, to be held by the Fund.

     (4) Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

     (5) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the Fund's total assets.

     (6)  Engage in the purchase and sale of illiquid  interests in real estate.
          For  this  purpose,   readily  marketable  interests  in  real  estate
          investment trusts are not interests in real estate.

     (7)  Engage in the purchase and sale of commodities or commodity contracts.


     (8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of a security. The Fund will not issue or acquire put and call options. (10) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

     (11) Invest more than 20% of its total assets in securities of foreign issuers.

     In addition:

     (12) The Fund may not make loans except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, and (ii) enter into repurchase agreements.

     (13) The Fund does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of
          (i) 5% of the value of the Fund's assets, less liabilities other than such borrowings, or (ii) 10% of the Fund's assets taken at cost at the time such borrowing is made. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost.

     Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval, each Fund may not:


     (1)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     (3) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

     (4)  Invest in real estate limited partnership interests.

     (5) Invest in interests in oil, gas, or other mineral exploration or development programs, but the Fund may purchase and sell securities of companies which invest or deal in such interests.


     (6) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connect with a merger, consolidation or plan of reorganization.


INCOME-ORIENTED FUNDS

INVESTMENT OBJECTIVES


     Principal Bond Fund, Inc. ("Bond Fund") seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     Principal Government Securities Income Fund, Inc. ("Government Securities Income Fund") seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

     Principal High Yield Fund, Inc. ("High Yield Fund") seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

     Principal Limited Term Bond Fund, Inc. ("Limited Term Bond Fund") seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

     Principal Tax-Exempt Bond Fund, Inc. ("Tax-Exempt Bond Fund") seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed income obligations. INVESTMENT RESTRICTIONS


     Bond Fund, High Yield Fund and Limited Term Bond Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Bond Fund, High Yield Fund and Limited Term Bond Fund each may not:

     (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

     (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

     (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

     (6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
          (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

     (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities); or purchase more than 10% of the outstanding voting securities of any one issuer.

     (8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (9) Concentrate its investments in any particular industry or industries, except that the Fund may invest not more than 25% of the value of its total assets in a single industry.

     (10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

     (11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

     Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

     (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

     (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

     (4) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Fund's total assets would be invested in such securities.

     (5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

     (6)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (7) Invest more than 20% of its total assets in securities of foreign issuers.

     (8) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

     (9) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

     (10) Invest in arbitrage transactions.

     (11) Invest in real estate limited partnership interests.

     Government Securities Income Fund


     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Government Securities Income Fund may not:


     (1)  Issue any senior securities.

     (2) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, except that the Fund may maintain reasonable amounts in cash or purchase short-term debt securities not issued or guaranteed by the United States Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of obligations issued by the United States Government or its agencies or instrumentalities.

     (3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of GNMA certificates held in its portfolio.

     (4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.


     (5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (6) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

     (7)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (8) Make loans, except that the Fund may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph
          (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

     (9) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets.

     (10) Enter into repurchase agreements maturing in more than seven days if, as a result, thereof, more than 10% of the Fund's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

     (11) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

     (12) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.


     The Fund has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

     (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

     (2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

     (3)  Invest in real estate limited partnership interests.


     (4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.


     Tax-Exempt Bond Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Tax-Exempt Bond Fund may not:

     (1) Issue any senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
          (a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money in accordance with restrictions described below.

     (2) Purchase any securities other than Municipal Obligations and Taxable Investments as defined in the Prospectus and Statement of Additional Information.

     (3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

     (5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (6)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (7)  Invest more than:

          (a) 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities).
          (b) 15% of its total assets in securities that are not readily marketable and in repurchase agreements maturing in more than seven days.

     (8) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (9)  Invest in commodities or commodity futures contracts.

     (10) Write, purchase or sell puts, calls or combinations thereof.

     (11) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

     (12) Make short sales of securities.

     (13) Purchase  any  securities  on  margin,   except  it  may  obtain  such
          short-term credits as are necessary for the clearance of transactions.

     (14) Make loans, except that the Fund may purchase and hold debt obligations in accordance with its investment objective and policies, enter into repurchase agreements, and may lend its portfolio securities without limitation against collateral, consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

     (15) Borrow money, except for temporary or emergency purposes from banks in an amount not to exceed 5% of the value of the Fund's total assets at the time the loan is made.

     (16) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings.

     The  Fund  has  also  adopted  the  following   restriction  which  is  not
fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

     (1)  Invest in real estate limited partnership interests.

     The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other entity provided that guarantee is not deemed to be a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the Fund's total assets.

     The Fund may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, but it will not invest more than 20% of its total assets in any Municipal Obligation the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

INVESTMENT OBJECTIVES


     Principal Cash Management Fund, Inc. ("Cash Management Fund") seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

     Principal Tax-Exempt Cash Management Fund, Inc. ("Tax-Exempt Cash Management Fund") seeks, through investment in a professionally managed portfolio of high quality short-term Municipal Obligations, as high a level of interest income exempt from federal income tax as is consistent with stability of principal and maintenance of liquidity.


INVESTMENT RESTRICTIONS

     Cash Management Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Cash Management Fund may not:

     (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S. banks and savings institutions. (See "Bank Obligations").

     (2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

     (3) Purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Fund (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

     (4) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     (5) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the value of the Fund's total assets.

     (6) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

     (7) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization.

     (8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of any security. The Fund will not issue or acquire put and call options, straddles or spreads or any combination thereof.

     (10) Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (11) Make loans to others except through the purchase of debt obligations in which the Fund is authorized to invest and by entering into repurchase agreements (see "Fund Investments").

     (12) Borrow money except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of (1) 5% of the value of the Fund's assets, or (ii) 10% of the value of the Fund's net assets taken at cost at the time such borrowing is made. The Fund will not issue senior securities except in connection with such borrowings. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

     (13) Invest in time deposits maturing in more than seven days; time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Fund's total assets.

     (14) Invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

     The  Fund  has  also  adopted  the  following   restriction  which  is  not
fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

     (1)  Invest in real estate limited partnership interests.

Tax-Exempt Cash Management Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Tax-Exempt Cash Management Fund may not:

     (1) Invest in securities other than Municipal Obligations and Temporary Investments as those terms are defined in the Prospectus and the Statement of Additional Information.

     (2) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

     (3) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (4)  Invest in commodities or commodity contracts.

     (5) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (6) Borrow money, except from banks for temporary or emergency purposes, including the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed one-third of the sum of (a) the value of the Fund's net assets at the time of the borrowing and (b) the amount borrowed. While any such borrowings exceed 5% of total assets, no additional purchases of investment securities will be made by the Fund. If due to market fluctuations or other reasons the Fund's asset coverage falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days.

     (7) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
          (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

     (8) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities); or purchase more than 10% of the outstanding voting securities of any one issuer.

     (9) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (10) Concentrate its investments in any particular industry or industries, except that the Fund may invest not more than 25% of the value of its total assets in a single industry; provided, however, that this limitation shall not be applicable to the purchase of Municipal Obligations issued by governments or political subdivisions of governments, obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or obligations of domestic banks (excluding foreign branches of domestic banks).

     (11) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions.

     (12) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

     The Fund has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

     (1) Invest more than 10% of its total assets in securities not readily marketable, in repurchase agreements maturing in more than seven days, and in other illiquid securities.

     (2) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets; provided that this limitation shall not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to Municipal Obligations other than industrial development bonds issued by non-governmental issuers.

     (3) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

     (4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings.

     (5)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (6)  Write or purchase put or call options.

     (7) Invest more than 20% of its total assets in industrial development bonds the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

     (8) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     (9)  Invest in real estate limited partnership interests.

     The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other entity.

     The Fund may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, but it will not invest more than 20% of its total assets in any municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

     The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other investment companies. The Fund will generally invest in other investment companies only for short-term cash management purposes when the advisor anticipates the net return from the investment to be superior to alternatives then available. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

FUNDS' INVESTMENTS

     The following  information further supplements the discussion of the Funds'
investment   objectives  and  policies  in  the  Prospectus  under  the  caption
"INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS."

     In making selections of equity securities for the Funds, the Manager will use an approach described broadly as that of fundamental analysis. Three basic steps are involved in this analysis. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years. Second, given some conviction as to the likely economic climate, the Manager attempts to identify the prospects for the major industrial, commercial and financial segments of the economy, by looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, to ascertain prospects for each industry for the near and intermediate term. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are then evaluated in relation to the current price of the securities of each company.


     Although the Funds may pursue the investment practices described under the captions Restricted Securities, Foreign Securities, Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts, Forward Foreign Currency Exchange Contracts, Repurchase Agreements, Lending of Portfolio Securities and When-Issued and Delayed of Delivery Securities, none of the Funds either committed during the last fiscal year or currently intends to commit during the present fiscal year more than 5% of its net assets to any of the practices, with the following exceptions: (1) The High Yield Fund's investments in restricted securities are expected to exceed 5% of the fund's net assets; and (2) The Bond, High Yield, International, International Emerging Markets and International SmallCap Funds' investments in foreign securities are expected to continue to exceed 5% of each Fund's net assets.


Restricted Securities

     Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15% (10% for the Government Securities Income Fund and the Money Market Funds and not more than 5% in equity securities) of its assets. The Board of Directors of each of the Growth-Oriented and Income-Oriented Funds has adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid pursuant to such procedures are excluded from other restricted securities when applying the preceding investment restrictions.

     Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or in a transaction which is exempt from the registration requirements of that act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities and other securities not readily marketable will be priced at fair value as determined in good faith by or under the direction of the Board of Directors.

Foreign Securities


     Each of the following Principal Funds may invest in foreign securities to the indicated percentage of its assets: International, International Emerging Markets and International SmallCap Funds - 100%; Real Estate Fund - 25%; Balanced, Blue Chip, Bond, Capital Value, Growth, High Yield, Limited Term Bond, MidCap, SmallCap and Utilities Funds - 20%. The Cash Management and Tax-Exempt Cash Management Funds do not invest in foreign securities other than those that are United States dollar denominated. United State dollar denominated means that all principal and interest payments for the security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid and the timing of payments related to the securities do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations.


     Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. Each Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

     Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In particular, securities markets in emerging market countries are known to experience long delays between the trade and settlement dates of securities purchased and sold, potentially resulting in a lack of liquidity and greater volatility in the price of securities on those markets. In addition, investments in smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines and financial resources. Their securities may trade in more limited volume than larger companies and may therefore experience significantly more price volatility and less liquidity than securities of larger companies. As a result of these factors, the Boards of Directors of the Funds have adopted Daily Pricing and Valuation Procedures for the Funds which set forth the steps to be followed by the Manager and Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Boards of Directors.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts


     The Balanced, Blue Chip, Bond, Government Securities Income, High Yield, International, International Emerging Markets, International SmallCap, Limited Term Bond, MidCap, Real Estate, SmallCap and Utilities Funds may each engage in the practices described under this heading. The Tax-Exempt Bond Fund may invest in financial futures contracts as described under this heading. In the following discussion, the terms "the Fund," "each Fund" or "the Funds" refer to each of these Funds.


     Spread Transactions

     Each Fund may purchase from securities dealers covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option will be maintained in a segregated account by each Fund's custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Funds' policy limiting the pledging or mortgaging of assets.

     Options on Securities and Securities Indices

     Each Fund may write (sell) and purchase call and put options on securities in which it may invest and on securities indices based on securities in which the Fund may invest. The World Fund may only write covered call options on its portfolio securities; it may not write or purchase put options. The Funds may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase.

     Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option, in return for the premium it receives, the right to buy from the Fund the underlying security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option, in return for the premium it receives, the right to sell to the Fund the underlying security at a specified price at any time before the option expires.

     The premium received by a Fund, when it writes a put or call option, reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium will generate additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

     The Funds write only covered options and will comply with applicable regulatory and exchange cover requirements. The Funds usually will (and the World Fund must) own the underlying security covered by any outstanding call option that it has written. With respect to an outstanding put option that it has written, each Fund will deposit and maintain with its custodian cash, U.S. Government securities or other liquid securities with a value at least equal to the exercise price of the option.

     Once a Fund has written an option, it may terminate its obligation, before the option is exercised, by effecting a closing transaction, which is accomplished by the Fund's purchasing an option of the same series as the option previously written. The Funds will have a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

     Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund may purchase call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund would be able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must rise to a level that exceeds the sum of the exercise price, the premium paid and transaction costs.

     When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. The Fund may purchase put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund would be able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price sufficiently to cover the premium and transaction costs.

     Once a Fund has purchased an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund will have a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

     None of the Funds will invest more than 5% of its assets in the purchase of call and put options on individual securities, securities indices and futures contracts.

     Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds would engage in transactions in put and call options on securities indices for the same purposes as they would engage in transactions in options on securities. When a Fund writes call options on securities indices, it will hold in its portfolio underlying securities which, in the judgment of the Manager, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

     Risks Associated with Options Transactions. An options position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange or elsewhere may exist. If a Fund is unable to effect closing sale transactions in options it has purchased, the Fund would have to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities pursuant thereto. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it will not be able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

     Futures Contracts and Options on Futures

     Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in securities owned by the Fund or an increase in the price of securities which the Fund plans to purchase.

     Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it becomes obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date, thereby canceling the obligation to make or take delivery of specific securities. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds will usually liquidate futures contracts on financial instruments in this manner, they may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so.

     A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities, but result in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated, which may be at its expiration or earlier if it is closed out by entering into an offsetting transaction.

     When a futures contract is purchased or sold a brokerage commission is paid, but unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or U.S. Government securities, which varies, but is generally about 5% of the contract amount, is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction, but instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract, if all the Fund's contractual obligations have been satisfied.

     Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to market." If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, additional cash is required to be paid to or released by the broker, and the Fund realizes a loss or gain.

     In using futures contracts, the Funds will seek to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, may sell futures contracts in anticipation of a rise in interest rates which would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contracts should increase in value when the Fund's debt securities decline in value and thereby keep the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

     Options on Futures. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

     Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

     Options on futures can be used to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipated a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

     If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

     When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian, and the Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. The Fund assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirement are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

     Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the Manager's ability to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund was hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increased, the Fund would lose part or all of the benefit of the increased value of its securities which it hedged because it would have offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

     Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund will enter into a futures contract or related option only if there appears to be a liquid secondary market therefor. There can be no assurance, however, that such a liquid secondary market will exist for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Limitations on the Use of Futures and Options on Futures. Each Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.

     None of the Funds will purchase or sell futures contracts or options thereon if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

     The Funds will enter into futures contracts and related options transactions only for bona fide hedging purposes as permitted by the CFTC and for other appropriate risk management purposes, if any, which the CFTC may deem appropriate for mutual funds excluded from the regulations governing commodity pool operators. The Funds are not permitted to engage in speculative futures trading. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund will sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns, and each Fund will purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

     When a Fund purchases a futures contract, or purchases a call option on a futures contract, it will maintain an amount of cash, cash equivalents or short-term high-grade fixed-income securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.

     The Funds will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (i.e., the Beta volatility factor). To the extent a Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

Forward Foreign Currency Exchange Contracts


     The International, International Emerging Markets and International SmallCap Funds may, but are not obligated to, enter into forward foreign currency exchange contracts but may do so only under two circumstances. First, when a Fund is entering into a contract for the purchase or sale of a security denominated in a foreign currency and wants to "lock-in" the U.S. dollar price of the security. Second, when the Manager believes that the currency of a particular foreign country in which a portion of a Fund's securities are denominated may suffer a substantial decline against the U.S. dollar. A Fund generally will not enter into a forward contract with a term of greater than one year.

     The International, International Emerging Markets and International SmallCap Funds will enter into forward foreign currency exchange contracts only for the purpose of "hedging," that is limiting the risks associated with changes in the relative rates of exchange between the U.S. dollar and foreign currencies in which securities owned by a Fund are denominated. They will not enter into such forward contracts for speculative purposes. A Fund will set up a separate account with the Custodian to place foreign securities denominated in the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result if the value of the currency increases.


Repurchase Agreements


     All Principal Funds may invest in repurchase agreements. None of the Growth-Oriented or Income-Oriented Funds will enter into repurchase agreements that do not mature within seven days if any such investment, together with other illiquid securities held by the Fund, would amount to more than 15% of its assets. Neither of the Money Market Funds will enter into repurchase agreements that do not mature within seven days of such investment together with other illiquid securities held by the Fund, would amount to more than 10% of its assets. Repurchase agreements will typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund will sell back to the seller and that the seller will repurchase the underlying securities at a specified price and at a fixed time in the future.
Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities ("collateral"). This arrangement results in a fixed rate of return that is not subject to market fluctuation during the Fund's holding period. Although repurchase agreements involve certain risks not associated with direct investments in debt securities, each of the Funds follows procedures established by its Board of Directors which are designed to minimize such risks. These procedures include entering into repurchase agreements only with large, well-capitalized and well-established financial institutions which the Fund's Manager believes present minimum credit risks. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. In seeking to liquidate the collateral, a Fund may be delayed in or prevented from exercising its rights and may incur certain costs. Further to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.


Lending of Portfolio Securities


     All Principal Funds, except the Capital Value, Growth and Cash Management Funds, may lend their portfolio securities. None of the Principal Funds intends to lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed 30% of its total assets. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or government securities equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day in a segregated account. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest any cash collateral, thereby earning additional income, or may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. A Fund may pay reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not vote securities that have been loaned, but it will call a loan of securities in anticipation of an important vote.


When-Issued and Delayed Delivery Securities


     Each of the Principal Funds may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period, and the securities are subject to market fluctuation, which involves the risk for the purchaser that yields available in the market at the time of delivery may be higher than those obtained in the transaction. Each Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, but a Fund may sell the securities before the settlement date, if such action is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the securities in determining its net asset value. Each Fund will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents, United States Government securities and other high grade debt obligations equal in value to the Fund's commitments for such when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to transactions in such agreements.


Money Market Instruments

     The Cash Management Fund will invest all of its available assets in money market instruments maturing in 397 days or less. The types of instruments which this Fund may purchase are described in the Prospectus and below.

     (1) U.S. Government Securities -- Securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     (2) U.S. Government Agency Securities -- Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. U.S. agency obligations include, but are not limited to, the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury, others such as those issued by the Federal National Mortgage
          Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality.

     (3) Bank Obligations -- Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars, and of the overseas branches of U.S. commercial banks and foreign banks, which in the Manager's opinion, are of comparable quality, provided each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets which are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks which are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization  of  assets,  or  the  declaration  of  a  moratorium.
          Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. The Fund will only buy short-term instruments where the risks of adverse governmental action are believed by the Manager to be minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. The Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

          A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, the Fund may occasionally invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.


     (4) Commercial Paper -- Short-term promissory notes issued by U.S. or foreign corporations.


     (5) Short-term Corporate Debt -- Corporate notes, bonds and debentures which at the time of purchase have 397 days or less remaining to maturity.

     (6) Repurchase Agreements -- Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. (See "FUND INVESTMENTS - Repurchase Agreements.")

     (7) Taxable Municipal Obligations -- Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

     The ratings of nationally recognized statistical rating organization (NRSRO's), such as Moody's Investor Services, Inc. ("Moody's") and Standard and Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSRO's other than
Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Manager will further evaluate these securities.

Municipal Obligations

     The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund can each invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities, the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are Municipal Bonds, which generally have a maturity at the time of issue of one year or more, Municipal Notes, which generally have a maturity at the time of issue of six months to three years, and Municipal Commercial Paper, which generally has a maturity at the time of issue of 30 to 270 days. The Tax-Exempt Cash Management Fund will only purchase Municipal Obligations that, at the time of purchase, have 397 days or less remaining to maturity or have a variable or floating rate of interest.

     The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works and electric utilities. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

     Industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

     Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

     Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the United States Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

     Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

     Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

     Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

     Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

     Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purpose for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

     Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities which may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

     Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days, as set forth in the instrument. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par upon specified notice.

     A Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Manager will monitor on an ongoing basis the pricing, quality and liquidity of such instruments and will similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Funds will treat the maturity of each variable rate demand obligation as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     The Funds may purchase from financial institutions participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Funds. No Fund committed during the last fiscal year or currently intends to commit during the present fiscal year more than 5% of its net assets to participation interests.

     Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and a Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

     Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. Each Fund's ability to achieve its investment objective is also dependent on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

     Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or any state extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Funds to pay "exempt interest" dividends may be adversely affected and each Fund would re-evaluate its investment objective and policies and consider changes in its structure.

Taxable Investments of the Tax-Exempt Bond Fund

     The Tax-Exempt Bond Fund may invest up to 20% of its assets in taxable short-term investments consisting of: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper; and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments will be taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Temporary Investments for the Tax-Exempt Cash Management Fund

     The Tax-Exempt Cash Management Fund may invest, on a temporary basis, up to 20% of its net assets in taxable short-term investments consisting of:
Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities; U.S. dollar denominated certificates of deposit issued by U.S. banks and bankers' acceptances; commercial paper of U.S. corporations; short-term corporate debt securities; and repurchase agreements ("Temporary Investments"). These investments must have a stated maturity of 397 days or less at the time of purchase and must meet the same standards that apply to securities in which the Cash Management Fund may invest. Interest earned from Temporary Investments will be taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Temporary Investments.

Portfolio Turnover


     Portfolio turnover will normally differ for each Fund, may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of Fund shares. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of its portfolio securities during the fiscal year by the monthly average of the value of its portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. This requirement may in some cases limit the ability of a Fund to effect certain portfolio transactions. No portfolio turnover rate can be calculated for the Money Market Funds because of the short maturities of the securities in which they invest. The portfolio turnover rates for each of the other Funds for its most recent and immediately preceding fiscal periods were as follows (annualized when reporting period is less than one year):
Balanced Fund - 35.8% and __._%; Blue Chip Fund - __._% and 13.3%; Bond Fund - _._% and 3.4%; Capital Value Fund - __._% and 50.2%; Government Securities Income Fund - __._% and 25.9%; Growth Fund - _._% and 1.8%; High Yield Fund - __._% and 18.8%; International Emerging Markets Fund - __._%; International Fund
- __._ and 23.8%; International SmallCap Fund - __._%; Limited Term Bond Fund - __._% and 16.5%; MidCap Fund - __._% and 12.3%; Tax-Exempt Bond Fund - __._% and 9.8%; Utilities Fund - __._% and 34.2%. In view of the investment objectives and management policies of the Real Estate and SmallCap, it is anticipated that their annual portfolio turnover rates should generally not exceed 75-100%, but in any particular year market conditions could result in portfolio activity greater than anticipated.


DIRECTORS AND OFFICERS OF THE FUNDS

     The following listing discloses the principal occupations and other principal business affiliations of the Funds' Officers and Directors during the past five years. All Directors and Officers listed here also hold similar positions with each of the other mutual funds sponsored by Principal Mutual Life Insurance Company, except Principal Special Markets Fund, Inc. All mailing addresses are The Principal Financial Group, Des Moines, Iowa 50392, unless otherwise indicated.


     @James D. Davis, 63, Director. 4940 Center Court, Bettendorf, Iowa. Attorney. Vice President, Deere and Company, Retired.


     *Roy W. Ehrle, 69, Director. 2424 Jordan Trail, West Des Moines, Iowa. Retired. Prior thereto, Vice Chairman, Principal Mutual Life Insurance Company. Vice Chairman of the Board and Director, Principal Management Corporation. Chairman of the Board and Director, Invista Capital Management, Inc. Director, Iowa Business Development Credit Corporation.


     Pamela A. Ferguson, 54, Director. P.O. Box 805, Grinnell, Iowa. President and Professor of Mathematics, Grinnell College since 1991.


     @Richard W. Gilbert, 57, Director. 1357 Asbury Avenue, Winnetka, Illinois. President, Gilbert Communications, Inc. since 1993. Prior thereto, President and Publisher, Pioneer Press.


     *&J. Barry Griswell, 48, Director and Chairman of the Board. Executive Vice President, Principal Mutual Life Insurance Company, since 1996; Senior Vice President, 1991-1996. Director and Chairman of the Board, Principal Management Corporation and Princor Financial Services Corporation.

     *&Stephan L. Jones, 62, Director and President. Vice President, Principal Mutual Life Insurance Company since 1986. Director and President, Princor Financial Services Corporation and Principal Management Corporation.


     *Ronald E. Keller, 61, Director. Executive Vice President, Principal Mutual Life Insurance Company since 1992. Prior thereto, Senior Vice President. Director, Princor Financial Services Corporation and Principal Management Corporation. Director and Chairman, Invista Capital Management, Inc.


     @Barbara A. Lukavsky, 57, Director. 3930 Grand Avenue, Des Moines, Iowa. President and CEO, Lu San ELITE USA, L.C.

     &Richard G. Peebler, 68, Director. 1916 79th Street, Des Moines, Iowa. Dean and Professor Emeritus, Drake University, College of Business and Public Administration, since 1996. Prior thereto, Professor, Drake University, College of Business and Public Administration.


     *Craig  L.  Bassett,  45,  Treasurer.   Treasurer,  Principal  Mutual  Life
Insurance Company since 1996. Prior thereto, Associate Treasurer.

     *Michael J. Beer , 36, Financial Officer. Senior Vice President and Chief Operating Officer, Princor Financial Services Corporation and Principal Management Corporation, since 1997. Prior thereto, Vice President and Chief Operating Officer.

     David J. Brown,  37,  Assistant  Counsel.  Counsel,  Principal  Mutual Life
Insurance   Company   since   1995;   Attorney,    1994-1995.   Prior   thereto,
Attorney-at-Law, Dickinson, Mackaman, Tyler & Hagen, P.C.


     Michael W. Cumings, 46, Assistant Counsel. Counsel, Principal Mutual Life Insurance Company since 1989.

     *Arthur S. Filean, 59, Vice President and Secretary. Vice President, Princor Financial Services Corporation, since 1990. Vice President, Principal Management Corporation, since 1996.


     *Ernest H. Gillum, 42, Assistant Secretary. Assistant Vice President, Registered Products, Princor Financial Services Corporation and Principal Management Corporation, since 1995. Prior thereto, Product Development and Compliance Officer.

     Jane E. Karli, 40, Assistant Treasurer. Senior Accounting and Custody Administrator, Principal Mutual Life Insurance Company since 1994; Senior Investment Cost Accountant 1993-1994; Senior Investment Accountant 1992-1993. Prior thereto, Manager-Investment Accounting and Treasury.

     *Michael D. Roughton, 46, Counsel. Counsel, Principal Mutual Life Insurance Company since 1994. Prior thereto, Assistant Counsel. Counsel, Invista Capital Management, Inc., Princor Financial Services Corporation, Principal Investors Corporation and Principal Management Corporation.

     @ Member of Audit and Nominating Committee.

     * Affiliated with the Manager of the Fund or its parent and considered an "Interested Person," as defined in the Investment Company Act of 1940, as amended.

     & Member of the Executive Committee. The Executive Committee is elected by the Board of Directors and may exercise all the powers of the Board of Directors, with certain exceptions, when the Board is not in session and shall report its actions to the Board.


     The following information relates to compensation paid by each fund during the fiscal year ended October 31, 1997.

                                 Each Princor Fund                   Princor
                              except Princor Limited              Limited Term
         Director                 Term Bond Fund                    Bond Fund
         --------                 --------------                    ---------
James D. Davis                          $_,___                        $_,___
Roy W. Ehrle                            $_,___                        $_,___
Pamela A. Ferguson                      $_,___                        $_,___
Richard W. Gilbert                      $_,___                        $_,___
Barbara A. Lukavsky                     $_,___                        $_,___
Richard G. Peebler                       $_,___*                      $_,___


* Richard G. Peebler received $1,350 from each of the Principal funds. He received an additional $150 from Princor Emerging Growth Fund, Princor Capital Accumulation Fund and Princor Growth Fund and $75 from Princor World Fund due to his participation in the executive committee of each of those funds.


     None of the mutual funds provide retirement benefits for any of the directors. Total compensation from the 30 investment companies included in the fund complex for the fiscal year ended October 31, 1997 was as follows:

James D. Davis            $__,___          Richard W. Gilbert            $__,___
Roy W. Ehrle              $__,___          Barbara A. Lukavsky           $__,___
Pamela A. Ferguson        $__,___          Richard G. Peebler            $__,___

     As of October 31, 1997, Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record and beneficially the following number of voting shares or percentage of the outstanding voting shares of each
Fund:

     ------------------------------------------------------------------------

                                         No. of Shares       % of Outstanding
                    Fund                     Owned             Shares Owned
                    ----                     -----             ------------


     Balanced Fund
     Blue Chip Fund
     Bond Fund
     Capital Value Fund
     Cash Management Fund
     Government Securities Income Fund
     Growth Fund
     International
     Emerging Markets Fund
     International Fund
     International SmallCap Fund
     High Yield Fund
     Limited Term Bond Fund
     MidCap Fund
     Tax-Exempt Bond Fund
     Tax-Exempt Cash Management Fund
     Utilities Fund
     ------------------------------------------------------------------------

     As of November 30, 1997, the Officers and Directors of each Fund as a group owned less than 1% of the outstanding shares of any of the Funds. Other than as noted in the above table, the Funds knew of no person who owned 5% or more of the shares of any one Fund.


MANAGER AND SUB-ADVISOR


     The Manager of each of the Funds is Principal Management Corporation (formerly known as Princor Management Corporation), a wholly-owned subsidiary of Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company which is a wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the state of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company.

     The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for each of the Growth-Oriented Funds, the Government Securities Income Fund, the Limited Term Bond Fund and the Utilities Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life Insurance Company. Assets under management at November 30, 1997 were approximately $__._ billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager, Invista and each of the Funds have adopted a Code of Ethics designed to prevent persons with access to information regarding the portfolio trading activity of the Funds from using that information for their personal benefit. In certain circumstances personal securities trading is permitted in accordance with procedures established by the Code of Ethics. The Board of Directors for the Manager, Invista and each of the Funds periodically reviews the Code of Ethics.

     Each of the persons affiliated with a Fund who is also an affiliated person of the Manager or Sub-Advisor is named below, together with the capacities in which such person is affiliated:

                                       Office Held With                       Office Held With
       Name                                Each Fund                         The Manager/Invista
       ----                          ----------------------               ----------------------
Michael J. Beer             Financial Officer                   Vice President and Chief Operating Officer (Manager)
Arthur S. Filean            Vice President and Secretary        Vice President (Manager)
Ernest H. Gillum            Assistant Secretary                 Assistant Vice President, Registered Products
                                                                  (Manager)
J. Barry Griswell           Director and Chairman               Director and Chairman of
                              of the Board                        the Board (Manager)
Stephan L. Jones            Director and President              Director and President (Manager)
Ronald E. Keller            Director                            Director (Manager)
                                                                  Director and Chairman of
                                                                  the Board (Invista)
Michael D. Roughton         Counsel                             Counsel (Manager; Invista)

COST OF MANAGER'S SERVICES

     For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for each Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:


                                                             Net Asset Value of Fund

                                        First           Next            Next           Next            Over
                                    $100,000,000    $100,000,000    $100,000,000   $100,000,000    $400,000,000
Balanced, High Yield,
and Utilities Funds                     .60%            .55%             .50%           .45%            .40%
International Emerging Markets Fund    1.25%           1.20%            1.15%          1.10%           1.05%
International Fund                      .75%            .70%             .65%           .60%            .55%
International SmallCap Fund            1.20%           1.15%            1.10%          1.05%           1.00%
MidCap Fund                             .65%            .60%             .55%           .50%            .45%
Real Estate Fund                        .90%            .85%             .80%           .75%            .70%
SmallCap Fund                           .85%            .80%             .75%           .70%            .65%
All Other Funds                         .50%            .45%             .40%           .35%            .30%

     There is no assurance that any of the Funds' net assets will reach sufficient amounts to be able to take advantage of the rate decreases. The net asset value of each Fund on October 31, 1997 and the rate of the fee for each Fund for investment management services as provided in the Management Agreement for the fiscal year then ended were as follows:

  ------------------------------------------------------------------------------
                                                                Management Fee
                                        Net Assets as of   For Fiscal Year Ended
               Fund                     October 31, 1997     October 31, 1997
               ----                     ----------------     ----------------

    Balanced Fund                                 $                   %
    Blue Chip
    Fund
    Bond Fund
    Capital Value Fund
    Cash Management Fund
    Government Securities Income Fund
    Growth Fund
    High Yield Fund
    International Fund
    International Emerging Markets Fund
    International SmallCap Fund
    Limited Term Bond Fund
    MidCap Fund
    Tax-Exempt Bond Fund
    Tax-Exempt Cash Management Fund
    Utilities Fund
  * Before waiver.
  ------------------------------------------------------------------------------


     Under a Sub-Advisory Agreement between Invista and the Manager, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Growth-Oriented Funds, the Government Securities Income Fund, the Limited Term Bond Fund and the Utilities Fund and is reimbursed by the Manager for the cost of providing such services.

     The Manager pays for office space, facilities and simple business equipment and the costs of keeping the books of the Fund. The Manager also compensates all personnel who are officers and directors, if such officers and directors are also affiliated with the Manager.

     Each Fund pays all its other corporate expenses incurred in the operation of the Fund and the continuous public offering of its shares, but not selling expenses. Among other expenses, the Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of stock issue and transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, and costs of shareholder meetings. The Manager pays most of these expenses in the first instance, and is reimbursed for them by the Fund as provided in the Management Agreement. The Manager also is responsible for the performance of certain of the functions described above, such as transfer and dividend disbursement and administration of shareholder accounts, the cost of which the Manager is reimbursed by the Fund.

     Fees paid for investment management services during the periods indicated were as follows:


--------------------------------------------------------------------------------
                                                Management Fees For
                                            Fiscal Years Ended October 31,
                Fund                    1997           1996               1995
                ----                    ----           ----               ----
Balanced Fund                            $        $  404,461         $  330,469
Blue Chip Fund                                       212,845            154,603
Bond Fund                                            534,366*           489,133*
Capital Value Fund                                 1,671,502          1,380,466
Cash Management                                    2,555,687*         1,980,472*
Government Securities Income Fund                  1,223,631          1,165,241
Growth Fund                                        1,040,897            701,276
High Yield Fund                                      159,773            129,542
International Emerging Markets Fund
International Fund                                 1,154,783            881,227
International SmallCap Fund
Limited Term Bond Fund                                18,619***
MidCap Fund                                        1,293,848            772,512
Tax-Exempt Bond Fund                                 888,967            828,825
Tax-Exempt Cash Management Fund                      451,467*           471,994*
Utilities Fund                                       375,780*           367,403*

 *Before waiver.
**Period  from  February 29, 1996 (Date  Operations  Commenced)  through
  October 31, 1996.
--------------------------------------------------------------------------------

     The Manager waived $__________ and $25,970 of its fee for the Limited Term Bond Fund for the year ended October 31, 1997 and the period ended October 31, 1996, respectively. The Manager waived $_________, $28,413 and $86,318 of its fee for the Bond Fund for the years ended October 31, 1997, 1996 and 1995, respectively. The Manager also waived $__________, $76,266 and $138,673 of its fee for the Tax-Exempt Cash Management Fund for the years ended October 31, 1997, 1996 and 1995, respectively. The Manager also waived $__________, $13,242 and $296,359 of its fee for the Cash Management Fund for the years ended October 31, 1997, 1996 and 1995, respectively. The Manager also waived $________, $61,622 and $152,483 of its fee for the Utilities Fund for the years ended October 31, 1997, 1996 and 1995, respectively.


     Costs reimbursed to the Manager during the periods indicated for providing other services pursuant to the Management Agreement were as follows:


------------------------------------------------------------------------------
                                              Reimbursement by Fund
                                              of Certain Costs For
                                          Fiscal Years Ended October 31,
 Fund                                 1997          1996              1995
 ----                                 ----          ----              ----

 Balanced Fund                          $        $  251,542       $  220,147
 Blue Chip Fund                                     206,942          146,409
 Bond Fund                                          221,648          213,198
 Capital Value Fund                                 567,786          510,906
 Cash Management Fund                             1,762,455        1,494,200
 Government Securities Income Fund                  394,360          435,625
 Growth Fund                                        837,917          584,133
 High Yield Fund                                     66,305           86,915
 International Emerging Markets Fund
 International Fund                                 598,305          525,897
 International SmallCap Fund
 Limited Term Bond Fund                              32,982*
 MidCap Fund                                        942,986          612,488
 Tax-Exempt Bond Fund                               145,931          193,662
 Tax-Exempt Cash Management Fund                    205,099          214,963
 Utilities Fund                                     288,489          211,232

*Period from February 29, 1996 (Date Operations  Commenced)  through
 October 31, 1996.
------------------------------------------------------------------------------


NOTE: The Manager voluntarily waived a portion of its fee for the Limited Term Bond Fund from the date operations commenced and intends to continue such waiver and, if necessary, pay expenses normally payable by the Limited Term Bond Fund through the period ending February 28, 1998 in an amount that will maintain a total level of operating expenses, which as a percent of average net assets attributable to a class on an annualized basis will not exceed .90% for the Class A shares, 1.25% for the Class B shares and 1.50% for the Class R shares. The effect of the waiver was and will be to reduce the Fund's annual operating expenses and increase the Fund's yield and effective yield.

NOTE: The Manager voluntarily waived a portion of its management fees for Principal Cash Management Fund, Inc. and Principal Tax-Exempt Cash Management Fund, Inc. throughout the fiscal years ended October 31, 1997, 1996 and 1995. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percentage of average net assets attributable to a class on an annualized basis during such periods will not exceed 0.75% of each Fund's Class A shares, 1.50% of each Fund's Class B shares and 1.25% of Principal Cash Management Fund, Inc.'s Class R shares. The effect of the waiver was and will be to reduce each Fund's annual operating expenses and increase each Fund's yield and effective yield.

NOTE: The Manager voluntary waived a portion of its fee for Principal Bond Fund through February 28, 1993 in an amount that maintained a total level of operating expenses for the Fund that did not exceed .90% of the Fund's average net assets on an annualized basis during such period. The Manager waived a portion of its fee for the period beginning March 1, 1993 and intends to continue such waiver through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis during such period did not and will not exceed 0.95% of the Fund's Class A shares, 1.70% of the Fund's Class B shares and 1.45% of the Fund's Class R shares. The effect of the waiver was and will be to reduce the Fund's annual operating expenses and increase the Fund's yield.

NOTE: The Manager voluntarily waived a portion of its fee for the Utilities Fund from the date operations commenced and continued such waiver through the period ending February 28, 1995 in an amount that maintained a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis did not exceed 1.00% of the Fund's Class A shares and did not exceed 1.75% of the Fund's Class B shares. The Manager continued its voluntary waiver for the period beginning March 1, 1995 and ended February 29, 1996 in an amount that maintained a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis did not exceed 1.10% of the Fund's Class A shares and 1.85% of the Fund's Class B shares. The Manager continued its voluntary waiver for the period beginning March 1, 1996 and intends to continue such waiver and, if necessary, pay expenses normally payable by the Fund through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis did not and will not exceed 1.15% of the Fund's Class A shares, 1.90% of the Fund's Class B shares and 1.65% for the Fund's Class R shares.


     The Management Agreements and the Investment Service Agreements, pursuant to which Principal Mutual Life Insurance Company has agreed to furnish certain personnel, services and facilities required by the Manager, and the Sub-Advisory Agreements for each of the Growth-Oriented Funds (except Real Estate and SmallCap Funds), the Government Securities Income Fund and the Limited Term Bond Fund were last approved by the Board of Directors for each of the Funds on September 8, 1997. Each of these agreements for the Real Estate Fund, which are dated June 9, 1997, and for the SmallCap Fund, which are dated September 8, 1997, provide for continuation in effect until the conclusion of the first meeting of shareholders of the Funds, and if approved by a vote of the outstanding voting securities of the Funds, shall continue in effect in the same manner as such agreements for the other Principal Funds. Each of these agreements provides for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of the Fund, provided that in either event such continuation shall be approved by vote of a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Manager, Principal Mutual Life Insurance Company or its subsidiaries or the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time on 60 days written notice to the Manager by the Board of Directors of the Fund or by a vote of a majority of the outstanding securities of the Fund and by the Manager, Invista or Principal Mutual Life Insurance Company, as the case may be, on 60 days written notice to the Fund. The Agreements will automatically terminate in the event of their assignment.

     The Manager assumed management of the International Fund's portfolio on August 1, 1988. Prior to that time, the previous Investment Advisor for the World Fund, as compensation for its services to the Fund, had been receiving monthly compensation in the form of an advisory fee at an annual rate of 1/2 of 1% of the average daily net assets of the Fund. In addition, the Investment Advisor received an annual fee, paid monthly, for the administrative services at an annual rate of 1.5% of the first $10,000,000 of the Fund's average net assets during the month preceding each payment, decreasing to 1% on assets in excess of $10,000,000 and 1/2 of 1% of the Fund's assets in excess of $30,000,000. Overall, the Fund's aggregate expenses for any fiscal year other than taxes, brokerage fees, Directors' fees, commissions, and extraordinary expenses, such as litigation, could not exceed 2% of the first $10,000,000 of the Fund's total net assets, 1.5% of the next $20,000,000 and 1% of the Fund's total net assets in excess of $30,000,000. The aggregate of these two fees could have amounted to a maximum of 2.0% of net assets, which is higher than most funds pay as an advisory fee; however, the administrative services fee included payment for certain expenses most other funds are required to pay themselves. Under the prior agreement, when the accrued amount of such expenses exceeded the 2% limit the monthly payment to the Advisor was reduced by the amount of such excess. For the seven-month period ended July 31, 1988, the Fund paid the previous Investment Advisor $9,811 for investment advisory services and $29,433 for administrative services and other expenses.


BROKERAGE ON PURCHASES AND SALES OF SECURITIES


     In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager or Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager or Sub-Advisor will pay a broker commissions that are in excess of the amount of commission another broker might have charged for executing the same transaction when the Manager or Sub-Advisor believes that such commissions are reasonable in light of (a) the size and difficulty of transactions (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager or Sub-Advisor exercises investment discretion. The Manager or Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers, unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange from non-Exchange members in transactions off the Exchange.) The Manager or
Sub-Advisor gives consideration in the allocation of business to services performed by a broker (e.g. the furnishing of statistical data and research generally consisting of information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager or Sub-Advisor may pay additional commission amounts for research services. Such ees and the Manager or Sub-Advisor may use it in servicing some or all of the accounts it manages. Some statistical data and research information may not be useful to the Manager or Sub-Advisor in managing the client account, brokerage for which resulted in the Manager's or Sub-Advisor's receipt of the statistical data and research information. However, in the Manager's or Sub-Advisor's opinion, the value thereof is not determinable and it is not expected that the Manager's or Sub-Advisor's expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the Manager's or Sub-Advisor's own research efforts. The Manager or Sub-Advisor allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the fiscal year ended October 31, 1997 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.



          --------------------------------------------
              Fund                   Commissions Paid
              ----                   ----------------
           Balanced                     $
           Blue Chip
           Capital Accumulation
           Emerging Growth
           Growth
           High Yield
           World
          --------------------------------------------


     Purchases and sales of debt securities and money market instruments usually will be principal transactions; portfolio securities will normally be purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers will include the spread between the bid and asked prices.

     The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Fund went to broker-dealers which provided research, statistical or other factual information.


-------------------------------------------------------------------------------
                                            Total Brokerage Commissions Paid
                                               During Fiscal Years Ended
                                                      October 31,
  Fund                                    1997         1996            1995
  ----                                    ----         ----            ----
  Balanced Fund                             $        $ 41,537         $ 34,622
  Blue Chip Fund                                       17,198           21,040
  Capital Value Fund                                  375,742          335,720
  Growth Fund                                          64,704           56,733
  International Emerging Markets Fund*
  International Fund                                  338,670          360,682
  International SmallCap Fund*                            N/A              N/A
  MidCap Fund                                          99,466           59,471
  Utilities Fund                                       70,140           27,861

* Period  from  August 14, 1997 (date  operations  commenced)  through
  October 31, 1997.
-------------------------------------------------------------------------------

Brokerage commissions paid to affiliates during the year ended October 31, 1997 were as follows:

                     Commissions Paid to Principal Financial Securities, Inc.
-------------------------------------------------------------------------------

                   Total Dollar   As Percent of     As Percent of Dollar Amount
         Fund         Amount    Total Commissions of Commissionable Transactions
         ----         ------    ----------------- ------------------------------

Capital Value Fund      $               %                          %
Utilities Fund                          %                          %
                            Commissions Paid to Morgan Stanley and Co.
-------------------------------------------------------------------------------
                   Total Dollar   As Percent of     As Percent of Dollar Amount
         Fund         Amount    Total Commissions of Commissionable Transactions
         ----         ------    ----------------- ------------------------------
Balanced Fund             $             %                         %
Blue Chip Fund                          %                         %
Capital Value Fund                      %                         %
International Fund                      %                         %
MidCap Fund                             %                         %


     Morgan Stanley and Co. is affiliated with Morgan Stanley Asset Management, Inc., which acts as sub-advisor to two mutual funds included in the Fund complex.

     The Manager acts as investment advisor for each of the funds sponsored by Principal Mutual Life Insurance Company and it, or Invista where Invista acts as sub-advisor, places orders to trade portfolio securities for each of these Funds. If, in carrying out the investment objectives of the funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the funds at the same time, a computer program will randomly order the instructions to purchase and, whenever possible, to sell securities. Securities purchased or proceeds of sales received on each trading day with respect to such orders shall be allocated to the various funds placing orders on that trading day by filling each fund's order for that day, in the sequence arrived at by the random ordering. If purchases or sales of the same debt securities are to be made for two or more of the Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund.

HOW TO PURCHASE SHARES


     Each Fund, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers investors three classes of shares which bear sales charges in different forms and amounts: Class A, Class B and Class R shares. The Tax-Exempt Bond Fund offers only Class A and Class B shares. The Tax-Exempt Cash Management Fund offers only Class A shares. Class A Shares. An investor who purchases less than $1 million of Class A shares (except Class A shares of the Money Market Funds) pays a sales charge at the time of purchase. As a result, such shares are not subject to any charges when they are redeemed. An investor who purchases $1 million or more of Class A shares does not pay a sales charge at thetime of purchase. However, a redemption of such shares occurring within 18 months from the date of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rate of .75% (.25% for the Limited Term Bond Fund) the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Principal Fund will continue to be subject to the CDSC until the original 18 month period expires. However no CDSC is payable with respect to redemption of Class A shares used to fund a Princor 401(a) or Princor 401(k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets. In addition, the CDSC will be waived in connection with 1) redemption of shares from retirement plans to satisfy minimum distribution rules under the Code or 2) shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class A shares of a particular Fund on the last business day of December of each year to be withdrawn automatically in equal monthly installments throughout the year. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares for each Fund, except the Money Market Funds, currently bear a 12b-1 fee at the annual rate of up to 0.25% (0.15% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution Plan."

     Class B Shares. Class B shares are purchased without an initial sales charge, but are subject to a declining CDSC of up to 4% (1.25% for the Limited Term Bond Fund) if redeemed within six years. See "Offering Price of Funds' Shares." Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. See "Distribution Plan." Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A sharesdue to the higher 12b-1 fee. Class B shares will automatically convert into Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 85th month after the purchase date. Class B shares acquired by exchange from Class B shares of another Principal Fund will convert into Class A shares based on the time of the initial purchase. At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class B shares converting into Class A shares bears to the shareholder's total Class B shares that were not acquired through dividends and distributions. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.


     Purchasing Class A and Class B shares. Purchases are generally made through registered representatives of Princor or other dealers it selects. If an order and check are properly submitted to Princor, the shares will be offered at the offering price next computed after the order and check are received at Princor's main office. If fund shares are purchased by telephone order or electronic means and thereafter settled by delivery of a check or a payment by wire, the shares so purchased will be issued at the offering price next computed after the telephone or electronic order are received at Princor's main office. If an order and check are submitted through a selected dealer, the shares will be issued in accordance with the following: An order accepted by a dealer on any day before the close of the New York Stock Exchange and received by Princor before the close of its business on that day will be executed at the offering price computed of the close of the Exchange on that day. An order accepted by such dealer after the close of the Exchange and received by Princor before its closing on the following business day will be executed at the offering price computed as of the close of the Exchange on such following business day. Dealers have the responsibility to transmit orders to Princor promptly. After an open account has been established, purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor.


     Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to eight days or more. Investors considering redeeming or exchanging shares or transferring shares to another person shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.


     Which arrangement between Class A and Class B Shares is better for an investor? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Orders from individuals for Class B shares for $250,000 or more will be treated as orders for Class A shares unless the shareholder provides written acknowledgment that the order should be treated as an order for Class B shares. Sales personnel may receive different compensation depending on which class of shares are purchased.


     Class R Shares. Class R shares are purchased without an initial sales charge or a contingent deferred sales charge ("CDSC"). Class R shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares. See "Distribution and Shareholder Servicing Plans and Fees." Class R shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class R shares will automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 49th month after the purchase date. Class R shares acquired by exchange from Class R shares of another Principal Fund will convert into Class A shares based on the time of the initial purchase. (See "How to Exchange Shares".) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class R shares converting into Class A shares bears to the shareholder's total Class R shares that were not acquired through dividends and distributions. The conversion of Class R shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class R shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class R shares would continue to be subject to higher expenses that Class A shares for an indefinite period.

     Purchasing Class R Shares. Class R shares are offered only to: (1) people who receive lump sum distributions (other than distributions received as a result of a plan termination) from certain retirement plans administered by Principal Mutual Life Insurance Company under the terms of a written service agreement ("Administered Employee Benefit Plans" or "AEBP") to fund Individual Retirement Accounts ("IRA's") and to shareholders of Class R shares for any purpose; and (2) mortgagors of mortgages serviced by Principal Mutual Life Insurance Company, its subsidiaries or affiliates. Purchases are generally made by completing an Account Application or a Princor IRA Application and mailing it to Princor. Shares will be issued at the offering price next computed after the application is received at Princor's main office and Princor receives the amount to be invested. Generally, the initial amount to be invested in a Princor IRA will be directly transferred to Princor from the AEBP. However, in some cases the investor will purchase shares by check. If investing by check, shares will be issued at the offering price next computed after the completed application and check are received at Princor's main office. Subsequent purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor.


     Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to 15 days or more. Investors considering redeeming or exchanging shares shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

OFFERING PRICE OF FUNDS' SHARES

     The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

     Class A shares

     Class A shares of the Money Market Funds are sold to the public at net asset value; no sales charge applies to purchases of the Money Market Funds. Class A shares of the Growth-Oriented and Income-Oriented Funds, except the Limited Term Bond Fund, are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Class A shares of the Limited Term Bond Fund are sold to the public at the net asset value plus a sales charge which ranges from a high of 1.50% to a low of 0% of the offering price according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge will be determined by Princor. Upon notice to all broker-dealers with whom it has a selling agreement, Princor may allow to broker-dealers electing to participate up to the full applicable sales charge, as shown in the table below, during periods and for transactions specified in such notice, and such reallowances may be based in whole or in part upon attainment of minimum sales levels. Certain commercial banks may make shares of the Funds available to their customers on an agency basis. Pursuant to the agreements between Princor and such banks all or a portion of the sales charge paid by a bank customer in connection with a purchase of Fund shares may be retained by or remitted to the bank. The Glass-Steagall Act prohibits banks from underwriting securities, including fund shares; the Act does, however, permit certain agency transactions and banking regulators have ruled that these particular agency transactions are not prohibited under the Act. The Fund will obtain a representation from the banks doing business in Texas or dealing with Texas residents that they will be licensed as dealers as required by the Texas Securities Act, or that they will not engage in activities which would constitute acting as a "dealer" as defined under the Act.

                                          Sales Charge for
                                          All Funds Except           Sales Charge for            Dealer Allowance as
                                         Limited Term Bond Fund     Limited Term Bond Fund       % of Offering Price
                                         Sales Charge as % of:       Sales Charge as % of:      All Funds        Limited
                                         Offering     Amount        Offering       Amount     Except Limited       Term
         Amount of Purchase               Price       Invested        Price       Invested   Term Bond Fund     Bond Fund
         ------------------               -----       --------        -----       --------   --------------     ---------
Less than $50,000                         4.75%         4.99%         1.50%         1.52%          4.00%           1.25%
$50,000 but less than $100,000            4.25%         4.44%         1.25%         1.27%          3.75%           1.00%
$100,000 but less than $250,000           3.75%         3.90%         1.00%         1.01%          3.25%           0.75%
$250,000 but less than $500,000           2.50%         2.56%         0.75%         0.76%          2.00%           0.50%
$500,000 but less than $1,000,000         1.50%         1.52%         0.50%         0.50%          1.25%           0.25%
$1,000,000 or more                   No Sales Charge     0%      No Sales Charge      0%            .75%           0.25%


     Rights of Accumulation. The applicable sales charge is determined by adding the current net asset value of any Class A shares and Class B shares already owned by the investor to the amount of the new purchase. The corresponding percentage factor in the schedule is then applied to the entire amount of the new purchase. For example, if an investor currently owns Class A or Class B shares with a value of $5,000 and makes an additional investment of $45,000 in Class A shares of a Growth-Oriented Fund (the total of which equals $50,000), the charge applicable to the $45,000 investment would be 4.25% of the offering price. If the investor purchases shares of more than one Principal Fund at the same time, those purchases are aggregated and added to the net asset value of the shares of Principal Funds already owned by the investor to determine the sales charge for the new purchase. Class A shares of the Money Market Funds are not counted in determining either the amount of a new purchase or the current net asset value of shares already owned, unless the shares of the Money Market Funds were acquired in exchange for shares of other Principal Funds. If the investor purchases shares from a broker/dealer other than Princor, the dealer should be advised of any shares already owned.


     Investments made by an individual, or by an individual's spouse and dependent children purchasing shares for their own account or by a trust primarily for the benefit of such persons, or by a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee-benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) will be treated as investments made by a single investor in calculating the sales charge. Other groups (as allowed by rules of the Securities and Exchange Commission) may be considered for a reduced sales charge. An investor whose new account qualifies for a reduced charge on the basis of other accounts owned by the individual, spouse or children, should be certain to identify those accounts at the time of the new application.

     Statement of Intention. Another method is available by which a purchaser may qualify for a reduced sales charge on the purchase of Class A shares of the Funds. A purchaser may execute a Statement of Intention indicating the total amount (excluding reinvested dividends and capital gains distributions) intended to be invested (including all investments for the account of the spouse and dependent children or trusts for the benefit of such persons) in Class A shares (except Class A shares of the Money Market Funds) and Class B shares of the Funds within a thirteen-month period (two-year period if the intended investment is made by a trustee of a Section 401(a) plan or is equal to or greater than $1 million). The Statement of Intention may be submitted by a shareholder other than a trustee of a 401(a) plan, within 90 days after the date of the first purchase to be included within the Statement of Intention period. A trustee of a 401(a) plan must submit the Statement of Intention at the time the first plan purchase is made; the Statement of Intention may not be submitted after the initial plan purchase and the 90 day backdating is not available. The Statement of Intention period will begin on the date of the first purchase included for purposes of satisfying the statement. When an existing shareholder submits a Statement of Intention, the net asset value of all Class A shares (except Class A shares of the Money Market Funds) and Class B shares in that shareholder's account or accounts combined for rights of accumulation purposes, is added to the amount that has been indicated will be invested during the applicable period, and the sales charge applicable to all purchases of Class A shares made under the Statement of Intention is the sales charge which will apply to a single purchase of this total amount.

     A Statement of Intention may be entered into for any amount provided such amount, when added to the net asset value of any shares already held, equals or is in excess of the amount needed to qualify for a reduced sales charge. In the event a shareholder invests an amount in excess of the indicated amount, such excess will be allowed any further reduced sales charge for which it qualifies.

     The Statement of Intention provides for a price adjustment if the amount actually invested is less than the amount specified therein. Sufficient Class A shares belonging to the shareholder, other than a shareholder that is 401(a) qualified plan trustee, will be held in escrow in the shareholder's account by Princor to make up any difference in sales charges based on the amount actually purchased. If the intended investment is completed within the thirteen-month period (or two-year period), such shares will be released to the shareholder. If the total intended investment is not completed within that period shares will, to the extent necessary, be redeemed and the proceeds used to pay the additional sales charge due. A shareholder that is 401(a) qualified plan trustee will be billed by Princor Financial Services Corporation for any additional sales charge due at the end of the two-year period. In any event, the sales charge applicable to these purchases will be no more than the applicable sales charge had the shareholder made all of such purchases at one time. The Statement of Intention does not constitute an obligation on the shareholder to purchase, nor the Funds to sell, the amount indicated.

     Purchases at Net Asset Value. The following may purchase Class A shares of the Growth-Oriented Funds and Income-Oriented Funds at the net asset value, without a sales charge: (1) Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries; (2) Active and retired directors, officers and employees of the Fund, Principal Mutual Life Insurance Company, and directly and indirectly owned subsidiaries of Principal Mutual Life Insurance Company (including full-time insurance agents of, and persons who have entered into insurance brokerage contracts with, Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries and employees of such persons); (3) The Principal Financial Group Employee's Credit Union; (4) Non-ERISA investment advisory clients of Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company;
(5) Sales representatives and employees of sales representatives of the Distributor or other dealers through which shares of the Fund are distributed;
(6) Spouses, surviving spouses and dependent children of the foregoing persons; and (7) Trusts primarily for the benefit of the foregoing individuals; (8) certain "wrap accounts" for the benefit of clients of Princor and other Broker dealers or financial planners selected by Princor; (9) Unit Investment Trusts sponsored by Principal Mutual Life Insurance Company, and/or its directly or indirectly owned subsidiaries; and (10) certain employee welfare benefit plan customers of Principal Mutual Life Insurance Company for whom Plan Deposit Accounts are established.


     Each of the Funds, except Principal Tax-Exempt Bond Fund and Principal Tax-Exempt Cash Management Fund, have obtained an exemptive order from the Securities and Exchange Commission ("SEC") to permit each Fund to offer its shares at net asset value to participants of certain annuity contracts issued by Principal Mutual Life Insurance Company. In addition, each of these Funds are available at net asset value to the extent the investment represents the proceeds from a total surrender of certain unregistered annuity contracts issued by Principal Mutual Life Insurance Company and for which Principal Mutual Life Insurance Company waives any applicable contingent deferred sales charges or other contract surrender charges.


     In addition, investors who are clients of a registered representative of Princor or other dealers through which shares of the Funds are distributed and who has become affiliated with Princor or such other dealer within 180 days of the date of the purchase of Class A shares of the Funds may purchase such shares at net asset value provided that (i) the purchase is made within the first 180 days of the registered representative's affiliation with the firm involved (as certified by an officer or partner of the firm); and (ii) the investment represents the proceeds of a redemption within that 180 day period of shares of another investment company the purchase of which included a front-end sales charge or the redemption of which included a contingent deferred sales charge; and (iii) the investor indicates on the account application that the purchase qualifies for a net asset value purchase and forwards to Princor either (a) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of Princor, or (b) a copy of the confirmation from the other investment company showing the redemption transaction. In the case of a wire purchase pursuant to this provision, a copy of the confirmation from the other investment company showing the redemption must be forwarded to and received by Princor within 21 days following the date of purchase. If the confirmation is not provided within the 21-day period, a sufficient number of shares will be redeemed from the shareholder's account to pay the otherwise applicable sales charge. Investors availing themselves of this option should be aware that a redemption from another mutual fund will be a taxable event and may be subject to a surrender charge imposed by that fund.

     Also during the period beginning December 1, 1997 and ending January 31, 1998, investors may purchase Class A shares of the Funds at net asset value to the extent that this investment represents the proceeds of a redemption, within the preceding 60 days, of shares (the purchase price of which shares included a front-end sales charge on the redemption of which was subject to a contingent deferred sales charge) of another investment company. This provision does not apply to purchase of Class A shares used to fund a defined contribution plan. When making a purchase at net asset value pursuant to this provision, the investor must indicate on the account application that the purchase qualifies for a net asset value purchase and must forward to Princor either (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of Princor Financial Services Corporation, or (ii) a copy of the confirmation from the other investment company showing the redemption transactions. In the case of a wire purchase pursuant to this provision, a copy of the confirmation from the other investment company showing the redemption must be forwarded to and received by Princor within 21 days following the date of purchase. If the confirmation is not provided within the 21-day period, a sufficient number of shares will be redeemed from the shareholder's account to pay the otherwise applicable sales charge.


     Purchases at a Reduced Sales Charge. A reduced sales charge is also available for purchases of Class A shares of the Funds, except the Limited Term Bond Fund, to the extent that the investment represents either the proceeds from a total surrender of a Pension Builder Annuity Contract ( an unregistered fixed annuity contract issued by Principal Mutual Life Insurance Company) or the death benefit proceeds of one or more life insurance policies or annuity contracts (other than an annuity contract issued to fund an employer-sponsored retirement plan that is not a SEP, salary deferral 403(b) plan or HR-10 plan) of which the shareholder is a beneficiary if one or more of such policies or contracts is issued by Principal Mutual Life Insurance Company, or any directly or indirectly owned subsidiary of Principal Mutual Life Insurance Company, and such investment is made in any Principal Fund within one year after the date of death of the insured. (Shareholders should seek advice from their tax advisors regarding the tax consequences of distributions from annuity contracts.) Such shares may be purchased at net asset value plus a sales charge which ranges from a high of 2.50% to a low of 0% of the offering price (equivalent to a range of 2.56% to 0% of the net amount invested) according to the schedule below:


--------------------------------------------------------------------------------
                                 Sales Charge as a % of:
                                                     Net   Dealer Allowance as %
                                       Offering    Amount       of Offering
     Amount of Purchase                 Price     Invested         Price
     ------------------                 -----     --------         -----
               Less than $500,000       2.50%       2.56%          2.10%
$500,000 but less than $1,000,000       1.50%       1.52%          1.25%
               $1,000,000 or more  No Sales Charge    0%            .75%
--------------------------------------------------------------------------------

Sales Charges for Employer-Sponsored Plans


     Administered Employee Benefit Plans. Class A shares of the Growth-Oriented Funds and Income-Oriented Funds, except Principal Limited Term Bond Fund and, in certain circumstances, Principal Tax-Exempt Bond Fund which is not available for certain retirement plans, are sold at net asset value to stock bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Internal Revenue Code of 1986, as amended, certain Section 403(b) Plans, Section 457 Plans and other Non-qualified Plans administered by Principal Mutual Life Insurance Company pursuant to a written service agreement ("Administered Employee Benefit Plans"). The service agreement between Principal Mutual Life Insurance Company and the employer relating to the administration of the plan includes a charge payable by the employer for any commissions which Princor is authorized to pay in connection with such sales. Principal Mutual Life Insurance Company in turn pays the amount of these charges to Princor. The commission payable by Princor in connection with any such sale will be determined in accordance with one of the following schedules:


     ---------------------------------------------------------------------------
                                      Schedule 1
                                      ----------
     ---------------------------------------------------------------------------
         Amount of Plain Contributions*         Amount Payable by Employer as
                 In each year                  a Percent of Plan Contributions
         ------------------------------        -------------------------------
               The first $5,000                           4.50%
                The next $5,000                           3.00%
                The next $5,000                           1.70%
               The next $35,000                           1.40%
               The next $50,000                           0.90%
              The next $400,000                           0.60%
           Excess over $500,000                           0.25%
     ---------------------------------------------------------------------------
                                      Schedule 2
                                      ----------
     ---------------------------------------------------------------------------
              The first $50,000                           3.00%
               The next $50,000                           2.00%
              The next $400,000                           1.00%
            The next $2,500,000                           0.50%
         Excess over $3,000,000                           0.25%
     ---------------------------------------------------------------------------
     * Plan contributions directed to an annuity contract issued by Principal Mutual Life Insurance Company to fund the plan are combined with contributions directed to the Funds to determine the applicable commission charge.
     ---------------------------------------------------------------------------

     Generally, the commission level described in Schedule 2 will apply for salary deferral Plans and the commission level described in Schedule 1 will apply to other plans. No commission will be payable by the employer if shares of the Funds used to fund an Administered Employee Benefit Plan are purchased through a registered representative of Princor Financial Services Corporation who is also a Group Insurance Representative employee of Principal Mutual Life Insurance Company.


     Plans Other than Administered Employee Benefit Plans. Shares of the Funds are offered to fund certain sponsored Princor plans. These plans currently include certain qualified retirement plans (stock bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Internal Revenue Code of 1986, as amended), SIMPLE IRA Plans, Simplified Employee Pension Plans ("SEPs"), Salary Reduction Simplified Employee Pension Plans ("SAR/SEPs"), Non-Qualified Deferred Compensation Plans, Payroll Deduction Plans ("PDPs"), Plan Term PDP and certain Association Plans. A PDP is an arrangement whereby an employer, or a trustee of a terminating qualified retirement plan enters into a written agreement with Princor permitting the solicitation of its employees or the plan participants. A PDP is not available for 403(b) plans. PDP investments are made by or through an employer/trustee on behalf of the employees/participants by means of periodic payroll deductions, or otherwise. An Association Plan is an arrangement whereby an association enters into a written agreement with Princor permitting the solicitation of the association's members. Other types of sponsored plans may be added in the future.


     When establishing an employer-sponsored plan, the employer chooses whether to fund the plan with either Class A shares or Class B shares. If Class A shares are used to fund the plan, all plan investments will be treated as made by a single investor to determine whether a reduced sales charge is available. The sales charge for purchases of less than $250,000 is 3.75% as a percentage of the offering price and 3.90% of the net amount invested. The regular sales charge table for Class A shares applies to purchases of $250,000 or more. Plan assets will not be combined with investments made outside of the plan by an employee, the employee's spouse and dependent children, or trusts primarily for the benefit of such persons, to determine the sales charge applicable to such investments. Investments made by plan participants outside of the plan will not be included with plan assets to determine the sales charge applicable to the plan.

     If Class B shares are used to fund the plan and a plan participant has $250,000 or more invested in Class B shares, Class A shares will be purchased with plan contributions attributable to the plan participant, unless the plan participant elects otherwise.

     The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60-days notice to shareholders of existing accounts.

     Class B shares

     Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within six years of purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. Subject to the foregoing exclusions, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Therefore, when a share is redeemed, any increase in its value above the initial purchase price is not subject to any CDSC. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following table:

                                    Contingent Deferred Sales Charge as a
                                Percentage of Dollar Amount Subject to Charge
                                ---------------------------------------------
       Years Since Purchase        All Funds Except
            Payments Made      Limited Term Bond Fund  Limited Term Bond Fund
       --------------------    ----------------------  ----------------------
         2 years or less                  4.0%                     1.25%
 more than 2 years, up to 4 years         3.0%                     0.75%
 more than 4 years, up to 5 years         2.0%                     0.50%
 more than 5 years, up to 6 years         1.0%                     0.25%
        more than 6 years                 None                     None

     In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the six-year period. For information on how sales charges are calculated if shares are exchanged, see "How to Exchanges Shares" in the Prospectus.

     The CDSC will be waived on redemptions of Class B shares in connection with the following types of transactions:

     a.   Shares redeemed due to a shareholder's death;

     b. Shares redeemed due to the shareholder's disability, as defined in the Internal Revenue Code of 1986 (the "Code"), as amended;

     c. Shares redeemed from retirement plans to satisfy minimum distribution rules under the Code;

     d.   Shares redeemed to pay surrender charges;

     e.   Shares redeemed to pay retirement plan fees;

     f. Shares redeemed involuntarily from small balance accounts (values of less than $300);

     g. Shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class B shares of a particular Fund on the last business day of December of each year to be withdrawn automatically in equal monthly installments throughout the year;

     h. Shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Code; or

     i. Shares redeemed from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability,
          retirement  or  separation   from  service  after  attaining  age  55.

     Underwriting fees from the sale of shares for the periods indicated were as follows:


-------------------------------------------------------------------------------
                                                 Underwriting Fees for
                                            Fiscal Years Ended October 31,
                                         1997         1996             1995
                                         ----         ----             ----
Balanced Fund                          $         $   448,584      $   266,479
Blue Chip Fund                                       469,388          168,419
Bond Fund                                            637,949          476,813
Capital Value Fund                                   988,680          611,180
Cash Management Fund                                   1,013
Government Securities Income Fund                  1,233,811          835,393
Growth Fund                                        1,813,439        1,237,015
High Yield Fund                                      164,687           93,608
International Emerging Markets Fund**
International Fund                                   951,553          739,560
International SmallCap Fund**
Limited Term Bond Fund*                               56,766
MidCap Fund                                        2,112,480        1,293,597
Tax-Exempt Bond Fund                                 698,730          584,221
Tax-Exempt Cash Management Fund                        1,631
Utilities Fund                                       370,724          288,533

* Period from February 29, 1996 (Date Operations Commenced) through October 31, 1996.
** Period  from  August 29,  1997  (Date  Operations Commenced) through
   October 31, 1997
-------------------------------------------------------------------------------


DISTRIBUTION PLAN

     Rule 12b-1 of the Investment Company Act of 1940 (the "Act"), as amended, permits a mutual fund to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. A majority of the Board of Directors of each Fund, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan and who are not "interested persons" as defined in the Act, adopted the Distribution Plans as described below. No such Plan was adopted for Class A shares of the Money Market Funds. Shareholders of each class of shares of each Fund approved the adoption of the Plan for their respective class of shares.

     Class A Distribution Plan. Each of the Funds, except the Money Market Funds, has adopted a distribution plan for the Class A shares. The Class A Plan provides that the Fund will make payments from its assets to Princor pursuant to this Plan to compensate Princor and other selling Dealers for providing shareholder services to existing Fund shareholders and rendering assistance in the distribution and promotion of the Fund Class A shares to the public. The Fund will pay Princor a fee after the end of each month at an annual rate no greater than 0.25% (.15% for the Limited Term Bond Fund) of the daily net asset value of the Fund. Princor will retain such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public but may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

     Class B Distribution Plan. Each Class B Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net asset attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.

     Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% (1.25% for the Limited Term Bond Fund) of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges from other Principal Funds. In addition, Princor may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to the Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

     Class R Distribution Plan. Each of the Funds, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, have adopted a distribution plan for the Class R shares. Each Class R Plan provides for payments by the Fund to Princor at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares.

     Although Class R shares are sold without an initial sales charge, Princor incurs certain distribution expenses. In addition, Princor may remit on a continuous basis up to .25% to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.

     General Information Regarding Distribution Plans. A representative of Princor will provide to the Fund's Board of Directors, and the Board will review, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

     Whether any expenditure under the Plans is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. Any expenditure subject to such a limit will be included in the Fund's total operating expenses for purposes of determining compliance with the expense limit.

     If expenses under a Plan exceed the compensation limit for Princor described in the Plan in any one fiscal year, the Fund will not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to this Plan that exceeds the compensation limit. The Funds will not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with the Plans. If the aggregate payments received by Princor under a Plan in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor will promptly reimburse the Fund for the amount of the excess.


     The amount received from each Fund and retained by Princor during the year ended October 31, 1997 and the manner in which such amounts were spent pursuant to the Class A Distribution Plan for the last fiscal period of each of the Funds were as follows:



-------------------------------------------------------------------------------------------------------------------------------
                                                                       EXPENDITURES
                                        Prospectus and
                                          Shareholder               Registered                      Underwriter's
                                Amount      Report       Sales     Representative                   Salaries and       Total
         Fund                  Retained    Printing    Brochures   Sales Materials   Service Fees     Overhead     Expenditures
-----------------------------  --------    --------    ---------   ---------------   ------------     --------     ------------
Balanced Fund
Blue Chip Fund
Bond Fund
Capital Accumulation Fund
Emerging Growth Fund
Government Securities Income
Fund
Growth Fund
High Yield Fund
Limited Term Bond Fund
Tax-Exempt Bond Fund
Utilities Fund
World Fund
------------------------------------------------------------------------------------------------------------------------------

     The amount received from each Fund and retained by Princor during the period ended October 31, 1997 and the manner in which such amounts were spent pursuant to the Class B Distribution Plan for the last fiscal period of each of the Funds were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      EXPENDITURES
                                     Prospectus and               Registered                  Underwriter's
                           Amount      Shareholder     Sales     Representative                Salaries and                Total
       Fund               Retained  Report Printing  Brochures  Sales Materials  Service Fees    Overhead   Commissions Expenditures
  ---------------------   --------  ---------------  ---------  ---------------  ------------    --------   ----------- ------------



  Balanced
  Blue Chip
  Bond
  Capital Accumulation
  Cash Management
  Emerging Growth
  Government Securities
  Income
  Growth
  High Yield
  Limited Term Bond
  Tax-Exempt Bond
  Tax-Exempt Cash Management
  Utilities
  World
--------------------------------------------------------------------------------

     The amount received from each Fund and retained by Princor during the period ended October 31, 1997 and the manner in which such amounts were spent pursuant to the Class R Distribution Plan for the last fiscal period of each of the Funds were as follows:



  ------------------------------------------------------------------------------
                                                                      EXPENDITURES
                                     Prospectus and               Registered                  Underwriter's
                           Amount      Shareholder     Sales     Representative                Salaries and      Total
       Fund               Retained  Report Printing  Brochures  Sales Materials  Service Fees    Overhead    Expenditures
  ---------------------   --------  ---------------  ---------  ---------------  ------------    --------    ------------



  Balanced
  Blue Chip
  Bond
  Capital Accumulation
  Cash Management
  Emerging Growth
  Government Securities Income
  Growth
  High Yield
  Limited Term Bond
  Utilities
  World
  ------------------------------------------------------------------------------


     A Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons (as defined in the Act), or by vote of a majority of the outstanding voting securities of the class of shares of a Fund to which the Plan relates. Any change in a Plan that would materially increase the distribution expenses of a class of shares of a Fund provided for in the Plan requires approval of the shareholders of the class of shares to which such increase would relate.

     While a Distribution Plan is in effect for a Fund, the selection and nomination of Directors who are not interested persons of that Fund will be committed to the discretion of the Directors who are not interested persons.


     Each Plan will continue in effect from year to year as long as its continuance is specifically approved at least annually by a majority vote of the directors of the Fund including a majority of the non-interested directors. The Plans for all Classes of shares were last approved by each Fund's Board of Directors, including a majority of the non-interested directors, on September 8, 1997.


DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

Growth-Oriented and Income-Oriented Funds

     The net asset values of the shares of each of the Growth-Oriented and Income-Oriented Funds are determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of that Fund's redeemable securities, on days during which a Fund receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The Funds treat as customary national business holidays those days on which the New York Stock Exchange is closed for New Year's Day (January 1), Washington's Birthday (third Monday in February), Good Friday (variable date between March 20 and April 23, inclusive), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November) and Christmas Day (December 25). The net asset value per share for each class of shares for each Fund is determined by dividing the value of securities in the Fund's investment portfolio plus all other assets attributable to that class, less all liabilities attributable to that class, by the number of Fund shares of that class outstanding. Securities for which market quotations are readily available, including options and futures traded on an exchange, are valued at market value, which is for exchanged-listed securities, the closing price; for United Kingdom-listed securities, the market-maker provided price; and for non-listed equity securities, the bid price. Non-listed corporate debt securities, government securities and municipal securities are usually valued using an evaluated bid price provided by a pricing service. If closing prices are unavailable for exchange-listed securities, generally the bid price, or in the case of debt securities an evaluated bid price, is used to value such securities. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks, foreign securities and over-the-counter options, the investments are valued by using market quotations, prices provided by market makers, which may include dealers with which the Fund has executed transactions, or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost. Other assets are valued at fair value as determined in good faith through procedures established by the Board of Directors of the Fund.

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.


     Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Emerging Markets Fund, International Fund and International SmallCap Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-adviser is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may from time to time be necessary.


Money Market Funds

     The net asset value of each class of shares of each of the Money Market Funds is determined at the same time and on the same days as each of the Growth-Oriented Funds and Income-Oriented Funds as described above. The net asset value per share for each class of shares of each Fund is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the number of Fund shares outstanding.

     All securities held by the Money Market Funds will be valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

     Use of the amortized cost valuation method by the Money Market Funds requires each Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, each Fund can invest only in obligations determined by its Board of Directors to be of high quality with minimal credit risks.

     The Board of Directors for each of the Money Market Funds has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities thereof on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as appropriate, including: the sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

PERFORMANCE CALCULATION


     Each of the Principal Funds may from time to time advertise its performance in terms of total return or yield for each class of shares. The figures used for total return and yield are based on the historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance. Total return and yield will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses. These factors and possible differences in the methods used in calculating performance figures should be considered when comparing a Fund's performance to the performance of some other kind of investment.


     A Fund may also include in its advertisements performance rankings and other performance-related information published by independent statistical services or publishers, such as Lipper Analytical Services, Weisenberger Investment Companies Services, Money Magazine, Forbes, The Wall Street Journal, Baron's, Changing Times, Fortune, U.S. News, W. R. Kipplinger's Personal Finance, USA Today, Investment Advisor and Stanger's Investment Advisor and comparisons of the performance of a Fund to that of various market indices, such as the S&P 500 Index, Valueline, Dow Jones Industrials Index, Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index and World Index, Dow Jones Utility Index with Income, Lehman Brothers GNMA Index, Salomon Brothers Investment Grade Bond Index and Bond Buyer Municipal Index, Lehman Brothers BAA Corporate Index, Lehman Brothers High Yield Index, Lehman Brothers Municipal Bond Index, Lehman Brothers Revenue Bond Index, Merrill Lynch
Corporate Government Bond Index, Lehman Brothers Mutual Fund Short Government/Corporate Index and the Lehman Brothers Government Corporate Intermediate Index.

Total Return

     When advertising total return figures, each of the Growth-Oriented Funds and Income-Oriented Funds will include its average annual total return for each of the one-, five- and ten-year periods (or for such shorter periods as the registration statement for the relevant class has been in effect) that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, a Fund may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the difference between the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) and the initial investment by the initial investment. Total return calculations assume the payment of the maximum front-end load (in the case of Class A shares) or the applicable CDSC (in the case of Class B shares). Average annual total return and cumulative total return may also be calculated for a specified period which reflect reduced sales charges or which reflect no sales charge or CDSC in order to illustrate the change in a Fund's net asset value over time.


     The following table shows as of October 31, 1997 average annual return for Class A shares for each of the Funds for the periods indicated:

     ------------------------------------------------------------------------
               Fund                       1-Year       5-Year      10-Year
               ----                       ------       ------      -------
     Balanced Fund
     Blue Chip Fund
     Bond Fund
     Capital Accumulation Fund
     Emerging Growth Fund
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund
     International SmallCap Fund
     Limited Term Bond Fund
     Tax-Exempt Bond Fund
     Utilities Fund
     World Fund
     (1)  Period beginning December 18, 1987 and ending October 31, 1997.
     (2)  Period beginning March 1, 1991 and ending October 31, 1997.
     (3)  Period beginning February 29, 1996 and ending October 31, 1997.
     (4)  Period beginning December 16, 1992 and ending October 31, 1997.
     (5)  Period beginning August 29, 1997 and ending October 31, 1997.
     ------------------------------------------------------------------------

     The following table shows as of October 31, 1997 average annual return for Class B shares for each of the Funds for the period indicated:

     -------------------------------------------------------------------

               Fund                       1-Year       5-Year(1)
               ----                       ------       --------
     Balanced Fund
     Blue Chip Fund
     Bond Fund
     Capital Accumulation Fund
     Emerging Growth Fund
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund
     International SmallCap Fund
     Limited Term Bond Fund
     Tax-Exempt Bond Fund
     Utilities Fund
     World Fund
     (1)  Period beginning December 9, 1994 and ending October 31, 1997.
     (2)  Period beginning February 29, 1996 and ending October 31, 1997.
     (3)  Period  beginning August 29, 1997 and ending October 31, 1997.
     --------------------------------------------------------------------

     The following table shows as of October 31, 1997 average annual return for Class R shares for each of the Funds for the period indicated:

     --------------------------------------------------------------------
               Fund                       1-Year       5-Year(1)
               ----                       ------       ---------
     Balanced Fund
     Blue Chip Fund
     Bond Fund
     Capital Accumulation Fund
     Emerging Growth Fund
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund
     International SmallCap Fund
     Limited Term Bond Fund
     Tax-Exempt Bond Fund
     Utilities Fund
     World Fund
     (1)  Period beginning February 29, 1996 and ending October 31, 1997.
     (2)  Period  beginning August 29, 1997 and ending October 31, 1997.
     ---------------------------------------------------------------------


Yield

Income-Oriented Funds


     Each of the Income-Oriented Funds calculates its yield by determining its net investment income per share for a 30-day (or one month) period, annualizing that figure (assuming semi-annual compounding) and dividing the result by the maximum public offering price for Class A shares or the net asset value for Class B and Class R shares for the last day of the same period. The following table shows as of October 31, 1997 the yield for each class of shares for each of the Income-Oriented Funds:

  ---------------------------------------------------------------------------
                                           Yield As of October 31, 1997
                                       --------------------------------------
               Fund                    Class A        Class B         Class R
               ----                    -------        -------         -------
  Bond Fund
  Government Securities Income Fund
  High Yield Fund
  Limited Term Bond Fund
  Tax-Exempt Bond Fund
  ---------------------------------------------------------------------------


     The Tax-Exempt Bond Fund may advertise a tax-equivalent yield, which is calculated by dividing that portion of the yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield which is not tax-exempt. As of October 31, 1997 the Fund's tax-equivalent yields for Class A and Class B shares were as follows:

                   Tax-Equivalent Yield
                   --------------------                   Assumed
              Class A             Class B                 Tax Rate
              -------             -------                 --------
                                                            28.0%
                                                            36.0%
                                                            39.6%


Money Market Funds

     Each of the Money Market Funds may  advertise  its yield and its  effective
yield  and  the  Tax-Exempt   Cash   Management  Fund  may  also  advertise  its
tax-equivalent yield.


     Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. As of October 31, 1997, the Cash Management Fund's yield for Class A shares, Class B shares and Class R shares was ____%, ____% and ____%, respectively, and the Tax-Exempt Cash Management Fund's yield for Class A shares and Class B shares was ____% and ____%, respectively. Because realized capital gains or losses in a Fund's portfolio are not included in the calculation, the Fund's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, which includes net short-term realized gains or losses on the Fund's portfolio.

     Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of October 31, 1997, the Cash Management Fund's effective yield for Class A shares, Class B shares and Class R shares was ____%, ____% and ____%, respectively, and the Tax-Exempt Cash Management Fund's effective yield for Class A shares and Class B shares was ____% and ____%, respectively.

     Tax equivalent yield for the Tax-Exempt Cash Management Fund is computed by dividing that portion of the yield or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield or effective yield which is not tax-exempt. As of October 31, 1997 the Fund's tax-equivalent yield and tax-equivalent effective yield for Class A shares and Class B shares were as follows:

     Tax-Equivalent Yield       Tax-Equivalent Effective Yield
     --------------------       ------------------------------        Assumed
    Class A         Class B       Class A            Class B         Tax-Rate
    -------         -------       -------            -------         --------
                                                                       28.0%
                                                                       36.0%
                                                                       39.6%


     The yield quoted at any time for one of the Money Market Funds represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Fund's portfolio and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.

     The yield for either of the Money Market Funds will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Funds are open-end investment companies and that there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in either Fund is not insured. Investors comparing results of the Money Market Funds with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Funds.

     A Fund may include in its advertisements the compounding effect of reinvested dividends over an extended period of time as illustrated below.

The Power of Compounding

     Fund shareholders who choose to reinvest their distributions get the advantage of compounding. Here's what happens to a $10,000 investment with monthly income reinvested at 6 percent, 8 percent and 10 percent over 20 years.

     These figures assume no fluctuation in the value of principal. This chart is for illustration purposes only and is not intended as an indication of the results a shareholder may receive as a shareholder of a specific Fund. The return and capital value of an investment in a Fund will fluctuate so that the value, when redeemed, may be worth more or less than the original cost.

(chart)
Year     6%      8%         10%
  0   $10,000   $10,000  $10,000
 20   $32,071   $46,610  $67,275

     A Fund may also include in its advertisements an illustration of the impact of income taxes and inflation on earnings from bank certificates of deposit ("CD's"). The interest rate on the hypothetical CD will be based upon average CD rates for a stated period as reported in the Federal Reserve Bulletin. The illustrated annual rate of inflation will be the core inflation rate as measured by the Consumer Price Index for the 12-month period ended as of the most recent month prior to the advertisement's publication. The illustrated income tax rate may include any federal income tax rate applicable to individuals at the time the advertisement is published. Any such advertisement will indicate that, unlike bank CD's, an investment in the Fund is not insured nor is there any guarantee that the Fund's net asset value or any stated rate of return will remain constant.

     An example of a typical calculation included in such advertisements is as follows: the after-tax and inflation-adjusted earnings on a bank CD, assuming a $10,000 investment in a six-month bank CD with an annual interest rate of 5.51% (monthly average six-month CD rate for the month of October, 1996, as reported in the Federal Reserve Bulletin) and an inflation rate of 3.00% (rate of inflation for the 12-month period ended October 31, 1996 as measured by the Consumer Price Index) and an income tax bracket of 28% would be $(49).

       ($10,000 x 5.51%) / 2 = $276 Interest for six-month period
                               - 77 Federal income taxes (28%)
                               -150 Inflation's impact on invested principal
                                     ($10,000 x 3.0%) / 2
                              ($ 49)After-tax, inflation-adjusted earnings

     A Fund may also include in its advertisements an illustration of tax-deferred accumulation versus currently taxable accumulation in conjunction with the Fund's use as a funding vehicle for 403(b) plans, IRAs or other retirement plans. The illustration set forth below assumes a monthly investment of $200, an annual return of 8% compounded monthly, and a 28% tax bracket.

     The information is for illustrative purposes only and is not meant to represent the performance of any of the Principal Funds. An investment in the Principal Funds is not guaranteed; values and returns generally vary with changes in market conditions.

                        Tax-deferred vs. taxable savings plan

                          _______________________________________  $300,059

                          ---------------------------------------

                          _______________________________________  $192,844

                          ---------------------------------------

                          ---------------------------------------

                          ---------------------------------------

                          ---------------------------------------
                   Years:  5    10    15    20    25    30

                      ---    With a tax-deferred savings plan
                      ---    Without a tax-deferred savings plan

TAX TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

     It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, each Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amount so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. Each Fund intends to comply with the Act's requirements and to avoid this excise tax.


     Dividends from net investment income will be eligible for a 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. Distributions from the Money Market Funds and Income-Oriented Funds are generally not eligible for the corporate dividend received deduction.


     All taxable dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January will be deemed to have been distributed to shareholders in December. Each Fund will inform its shareholders of the amount and nature of their taxable income dividends and capital gain distributions. Dividends from a Fund's net income and distributions of capital gains, if any, may also be subject to state and local taxation.

     The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

     A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sales or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

     If a shareholder  (i) incurs a sales load in acquiring  shares of the Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

     Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Special Tax Considerations

     Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund

     The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund also intend to qualify to pay "exempt-interest dividends" to their respective shareholders. An exempt-interest dividend is that part of dividend distributions made by either Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. Each Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

     If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares will be treated as a long term capital loss to the extent such loss exceeds any exempt-interest dividend received with respect to such shares, and will be disallowed to the extent of such exempt-interest dividend.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of either of these Funds is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under
Section 147(a) of the Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Funds.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If any such legislation as enacted would eliminate or significantly reduce the availability of Municipal Obligations, it could adversely affect the ability of the Funds to continue to pursue their respective investment objectives and policies. In such event, the Funds would reevaluate their investment objectives and policies.

     International Emerging Markets Fund, International Fund and International SmallCap Fund


     In each fiscal year when, at the close of such year, more than 50% of the value of the total assets of the International Emerging Market Fund, International Fund or the International SmallCap Fund are invested in securities of foreign corporations, such Fund may elect pursuant to Section 853 of the Code to permit its Shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, Shareholders should include in their report of gross income in their federal income tax returns both cash dividends received from the Fund and also the amount which the Fund advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders would then be entitled to subtract from their federal income taxes the amount of such taxes withheld, or treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit or tax deduction is subject to certain limitations. Shareholders or prospective shareholders should consult their tax advisors on how these provisions apply to them.


     Futures Contracts and Options


     As previously discussed, some of the Principal Funds may invest in futures contracts or options thereon, index options or options traded on qualified exchanges.For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

GENERAL INFORMATION AND HISTORY

     Effective January 1, 1998, the following changes were made to the names of the Funds:

           Old Fund Name                             New Fund Name
           -------------                             -------------

Princor Balanced Fund, Inc.                Principal Balanced Fund, Inc.
Princor Blue Chip Fund, Inc.               Principal Blue Chip Fund, Inc.
Princor Bond Fund, Inc.                    Principal Bond Fund, Inc.
Princor Capital Accumulation Fund, Inc.    Principal Capital Value Fund, Inc.
Princor Cash Management Fund, Inc.         Principal Cash Management Fund, Inc.
Princor Emerging Growth Fund, Inc.         Principal MidCap Fund, Inc.
Princor Government Securities Income       Principal Government Securities
  Fund, Inc.                                 Income Fund, Inc.
Princor Growth Fund, Inc.                  Principal Growth Fund, Inc.
Princor High Yield Fund, Inc.              Principal High Yield Fund, Inc.
Princor Limited Term Bond Fund, Inc.       Principal Limited Term Bond
                                             Fund, Inc.
Princor Tax-Exempt Bond Fund, Inc.         Principal Tax-Exempt Bond Fund, Inc.
Princor Tax-Exempt Cash Management         Principal Tax-Exempt Cash
  Fund, Inc.                                 Management Fund, Inc.
Princor Utilities Fund, Inc.               Principal Utilities Fund, Inc.
Princor World Fund, Inc.                   Principal International Fund, Inc.


FINANCIAL STATEMENTS


     The financial statements for each of the Principal Funds for the year ended October 31, 1997 appearing in the Annual Reports to Shareholders and the reports thereon of Ernst & Young LLP, independent auditors, will be added by amendment.


APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Bond Ratings

Aaa:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       CONDITIONAL  RATING:  Bonds  for  which  the  security  depends  upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

       RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

       SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings

       Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                                        Issuers rated Prime-1 (or related
       supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

                                        Issuers rated Prime-2 (or related
       supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

                                        Issuers rated Prime-3 (or related
       supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

                                      Issuers rated Not Prime do not fall
       within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

     A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

       The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     I.   Likelihood of default -- capacity and willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation;

     II.  Nature of and provisions of the obligation;

     III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

          AAA:

          Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA:

          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

          A:

          Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB:

          Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

          BB, B, CCC, CC:

          Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          C:

          The rating "C" is reserved for income bonds on which no interest is being paid.


          D:

          Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

          Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

          NR:

          Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

        A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

          A:

          Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

          A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

          A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

          A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

          B:

          Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

          C:

          This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D:

          This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     Standard & Poor's rates notes with a maturity of less than three years as follows:

          SP-1 A very strong, or strong, capacity to pay principal and interest.
               Issues that possess overwhelming safety characteristics will be given a "+" designation.

          SP-2 A satisfactory capacity to pay principal and interest.

          SP-3 A speculative capacity to pay principal and interest.



                          PRINCIPAL BALANCED FUND, INC.
                         PRINCIPAL BLUE CHIP FUND, INC.
                            PRINCIPAL BOND FUND, INC.
                       PRINCIPAL CAPITAL VALUE FUND, INC.
                      PRINCIPAL CASH MANAGEMENT FUND, INC.
                PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.
                           PRINCIPAL GROWTH FUND, INC.
                         PRINCIPAL HIGH YIELD FUND, INC.
               PRINCIPAL INTERNATIONAL EMERGING MARKETS FUND, INC.
                       PRINCIPAL INTERNATIONAL FUND, INC.
                   PRINCIPAL INTERNATIONAL SMALLCAP FUND, INC.
                     PRINCIPAL LIMITED TERM BOND FUND, INC.
                           PRINCIPAL MIDCAP FUND, INC.
                        PRINCIPAL REAL ESTATE FUND, INC.
                          PRINCIPAL SMALLCAP FUND, INC.
                      PRINCIPAL TAX-EXEMPT BOND FUND, INC.
                 PRINCIPAL TAX-EXEMPT CASH MANAGEMENT FUND, INC.
                         PRINCIPAL UTILITIES FUND, INC.


                       Statement of Additional Information

                            dated ___________________

     This Statement of Additional Information provides information about each of the above Funds in addition to the information that is contained in the Funds'
Prospectus,   dated   ______________________.

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Funds' Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                     Princor Financial Services Corporation
                    A Member of The Principal Financial Group
                           Des Moines, Iowa 50392-0200
                            Telephone: 1-800-247-4123








MM 625 B-9


                                TABLE OF CONTENTS




Investment Policies and Restrictions of the Funds..........................  2
   Growth-Oriented Funds...................................................  3
   Income-Oriented Funds ..................................................  8
   Money Market Funds...................................................... 14
Funds' Investments......................................................... 17
Directors and Officers of the Funds........................................ 32
Manager and Sub-Advisor.................................................... 34
Cost of Manager's Services................................................. 35
Brokerage on Purchases and Sales of Securities............................. 39
How to Purchase Shares..................................................... 41
Offering Price of Funds' Shares............................................ 44
Distribution Plan.......................................................... 50
Determination of Net Asset Value of Funds' Shares ......................... 53
Performance Calculation.................................................... 54
Tax Treatment of Funds, Dividends and Distributions  ...................... 59
General Information and History............................................ 62
Financial Statements ...................................................... 63
Appendix A................................................................. 64


INVESTMENT POLICIES AND RESTRICTIONS OF THE FUNDS

     The following information about the Principal Funds, a family of separately incorporated, diversified, open-end management investment companies, commonly called mutual funds, supplements the information provided in the Prospectus under the caption "Investment Objectives, Policies and Restrictions."

     There are three categories of Principal Funds: Growth-Oriented Funds, which include seven Funds which seek primarily capital appreciation through investments in equity securities (Capital Value Fund, Growth Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund and SmallCap Fund), one Fund which seeks a total investment return including both capital appreciation and income through investments in equity and debt securities (Balanced Fund), one Fund which seeks growth of capital and growth of income primarily through investments in common stocks of well-capitalized, established companies (Blue Chip Fund), one Fund which seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry (Real Estate Fund), and one Fund which seeks current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies in the public utilities industry (Utilities Fund); Income-Oriented Funds, which include five funds which seek primarily a high level of income through investments in debt securities (Bond Fund, Government Securities Income Fund, High Yield Fund, Limited Term Bond Fund and Tax-Exempt Bond Fund); and Money Market Funds, which include two funds which seek primarily a high level of income through investments in short-term debt securities (Cash Management Fund and Tax-Exempt Cash Management Fund).

     In seeking to achieve its investment objective, each Fund has adopted as matters of fundamental policy certain investment restrictions which cannot be changed without approval by the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders' meeting at which the holders of more than 50% of such shares are present or represented by proxy; or (ii) more than 50% of the outstanding shares of the Fund. Similar shareholder approval is required to change the investment objective of each of the Funds. The following discussion provides for each Fund a statement of its investment objective, a description of its investment restrictions that are matters of fundamental policy and a description of any investment restrictions it may have adopted that are not matters of fundamental policy and may be changed without shareholder approval. For purposes of the investment restrictions, all percentage and rating limitations apply at the time of acquisition of a security, and any subsequent change in any applicable percentage resulting from market fluctuations or in a rating by a rating service will not require elimination of any security from the portfolio. Unless specifically identified as a matter of fundamental policy, each investment policy discussed in the Prospectus or the Statement of Additional Information is not fundamental and may be changed by the respective Fund's Board of Directors.

     The Table on the next page graphically illustrates each Fund's emphasis on producing current income and capital growth and the stability of the market value of the Fund's portfolio. These illustrations represent comparative relationships only with regard to the investment objectives sought by the Funds. Relative income, stability and growth may vary among the Funds with certain market conditions. The illustrations are not intended and should not be construed as projected relative performances of the Principal Funds.

GROWTH-ORIENTED FUNDS

INVESTMENT OBJECTIVES

     Principal Balanced Fund, Inc. ("Balanced Fund") seeks to generate a total investment return consisting of current income and capital appreciation while assuming reasonable risks in furtherance of the investment objective.

     Principal Blue Chip Fund, Inc. ("Blue Chip Fund") seeks to achieve growth of capital and growth of income by investing primarily in common stocks of well capitalized, established companies.

     Principal Capital Value Fund, Inc. ("Capital Value Fund") seeks to achieve primarily long-term capital appreciation and secondarily growth of investment income through the purchase primarily of common stocks, but the Fund may invest in other securities.

     Principal Growth Fund, Inc. ("Growth Fund") seeks growth of capital through the purchase primarily of common stocks, but the Fund may invest in other securities.

     Principal International Emerging Markets Fund, Inc. ("International Emerging Markets Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of issuers in emerging market countries.

     Principal International Fund, Inc. ("International Fund") seeks long-term growth of capital by investing in a portfolio of equity securities of companies domiciled in any of the nations of the world.

     Principal International SmallCap Fund, Inc. ("International SmallCap Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of non-United States companies with comparatively smaller market capitalizations.

     Principal MidCap Fund, Inc. ("MidCap Fund") seeks to achieve capital appreciation by investing primarily in securities of emerging and other growth-oriented companies.

     Principal Real Estate Fund, Inc. ("Real Estate Fund") seeks to generate total return by investing primarily in equity securities of companies principally engaged in the real estate industry.

     Principal SmallCap Fund, Inc. ("SmallCap Fund") seeks to achieve long-term growth of capital by investing primarily in equity securities of companies with comparatively smaller market capitalizations.

     Principal Utilities Fund, Inc. ("Utilities Fund") seeks to provide high current income and long-term growth of income and capital. The Fund seeks to achieve its objective by investing primarily in equity and fixed income securities of companies in the public utilities industry.

INVESTMENT RESTRICTIONS

     Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund, Real Estate, SmallCap and Utilities Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Balanced Fund, Blue Chip Fund, International Fund, International Emerging Markets Fund, International SmallCap Fund, MidCap Fund, Real Estate, SmallCap and Utilities Fund each may not:

     (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

     (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

     (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

     (6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
          (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

     (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities) except that this limitation shall apply only with respect to 75% of the total assets of the International Emerging Markets Fund and the
          International SmallCap Fund; or purchase more than 10% of the outstanding voting securities of any one issuer.

     (8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (9) Concentrate its investments in any particular industry or industries, except that:
          (a) the Utilities Fund may not invest less than 25% of its total assets in securities of companies in the public utilities industry,
          (b) the Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund and SmallCap Fund each may invest not more than 25% of the value of its total assets in a single industry, and
          (c) the Real Estate Fund may not invest less than 25% of its total assets in securities of companies in the real estate industry.

     (10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

     (11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

     Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

     (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

     (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange. The 2% limitation for the International Fund also includes warrants not listed on the Toronto Stock Exchange. The 2% limitation for the International Emerging Markets Fund and International SmallCap Fund also includes warrants not listed on the Toronto Stock Exchange and the Chicago Board Options Exchange.

     (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

     (4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

     (5)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (6) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

     (7) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

     (8)  Invest in arbitrage transactions.

     (9) Invest in real estate limited partnership interests except that this restriction shall not apply to the Real Estate Fund.

     (10) Invest in mineral leases.

     The Balanced Fund, Blue Chip Fund, MidCap Fund, SmallCap Fund and Utilities Fund have also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that each such Fund may not invest more than 20% of its total assets in securities of foreign issuers.

     The Real Estate Fund has adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not invest more than 25% of its total assets in securities of foreign issuers.

     The Balanced Fund, Blue Chip Fund, International Emerging Markets Fund, International Fund, International SmallCap Fund, MidCap Fund, SmallCap Fund and Utilities Fund have also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that each Fund may not invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization and the Funds may purchase securities of closed-end companies in the open market where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved.

     The Utilities Fund has also adopted a restriction, which is not a fundamental policy and may be changed without shareholder approval, that the Fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935.

     Capital Value Fund and Growth Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Capital Value Fund and Growth Fund each may not:

     (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in any one industry.

     (2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except U. S. Government securities).

     (3) Purchase the securities of any issuer if the purchase will cause more than 10% of the voting securities, or any other class of securities of the issuer, to be held by the Fund.

     (4) Underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where if sold the Fund might be deemed an underwriter for purposes of the Securities Act of 1933.

     (5) Purchase securities of any company with a record of less than three years' continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the Fund's total assets.

     (6)  Engage in the purchase and sale of illiquid  interests in real estate.
          For  this  purpose,   readily  marketable  interests  in  real  estate
          investment trusts are not interests in real estate.

     (7)  Engage in the purchase and sale of commodities or commodity contracts.

     (8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of a security. The Fund will not issue or acquire put and call options. (10) Invest more than 5% of its assets at the time of purchase in rights and warrants (other than those that have been acquired in units or attached to other securities).

     (11) Invest more than 20% of its total assets in securities of foreign issuers.

     In addition:

     (12) The Fund may not make loans except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies, and (ii) enter into repurchase agreements.

     (13) The Fund does not propose to borrow money except for temporary or emergency purposes from banks in an amount not to exceed the lesser of
          (i) 5% of the value of the Fund's assets, less liabilities other than such borrowings, or (ii) 10% of the Fund's assets taken at cost at the time such borrowing is made. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 15% of the gross assets taken at cost.

     Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval, each Fund may not:

     (1)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     (3) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

     (4)  Invest in real estate limited partnership interests.

     (5) Invest in interests in oil, gas, or other mineral exploration or development programs, but the Fund may purchase and sell securities of companies which invest or deal in such interests.

     (6) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connect with a merger, consolidation or plan of reorganization.

INCOME-ORIENTED FUNDS

INVESTMENT OBJECTIVES

     Principal Bond Fund, Inc. ("Bond Fund") seeks to provide as high a level of income as is consistent with preservation of capital and prudent investment risk.

     Principal Government Securities Income Fund, Inc. ("Government Securities Income Fund") seeks a high level of current income, liquidity and safety of principal by purchasing obligations issued or guaranteed by the United States Government or its agencies, with emphasis on Government National Mortgage Association Certificates ("GNMA Certificates"). The guarantee by the United States Government extends only to principal and interest. There are certain risks unique to GNMA Certificates.

     Principal High Yield Fund, Inc. ("High Yield Fund") seeks high current income primarily by purchasing high yielding, lower or non-rated fixed income securities which are believed to not involve undue risk to income or principal. Capital growth is a secondary objective when consistent with the objective of high current income.

     Principal Limited Term Bond Fund, Inc. ("Limited Term Bond Fund") seeks a high level of current income consistent with a relatively high level of principal stability by investing in a portfolio of securities with a dollar weighted average maturity of five years or less.

     Principal Tax-Exempt Bond Fund, Inc. ("Tax-Exempt Bond Fund") seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital. The Fund seeks to achieve its objective primarily through the purchase of investment grade quality, tax-exempt fixed income obligations. INVESTMENT RESTRICTIONS

     Bond Fund, High Yield Fund and Limited Term Bond Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Bond Fund, High Yield Fund and Limited Term Bond Fund each may not:

     (1) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and futures contracts and options thereon and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

     (2) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (3) Invest in commodities or commodity contracts, but it may purchase and sell financial futures contracts and options on such contracts.

     (4) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (5) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets at the time of the borrowing.

     (6) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
          (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

     (7) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities); or purchase more than 10% of the outstanding voting securities of any one issuer.

     (8) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (9) Concentrate its investments in any particular industry or industries, except that the Fund may invest not more than 25% of the value of its total assets in a single industry.

     (10) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

     (11) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

     Each of these Funds has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to each Fund's present policy to:

     (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

     (2) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     (3) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets.

     (4) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than a customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Fund's total assets would be invested in such securities.

     (5) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

     (6)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (7) Invest more than 20% of its total assets in securities of foreign issuers.

     (8) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts. Options on financial futures contracts and options on securities indices will be used solely for hedging purposes; not for speculation.

     (9) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

     (10) Invest in arbitrage transactions.

     (11) Invest in real estate limited partnership interests.

     Government Securities Income Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Government Securities Income Fund may not:

     (1)  Issue any senior securities.


     (2) Purchase any securities other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, except that the Fund may maintain reasonable amounts in cash or commercial paper or purchase short-term debt securities not issued or guaranteed by the United States Government or its agencies or instrumentalities for daily cash management purposes or pending selection of particular long-term investments. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of obligations issued by the United States Government or its agencies or instrumentalities.


     (3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of GNMA certificates held in its portfolio.

     (4) Engage in the purchase and sale of interests in real estate, including interests in real estate investment trusts (although it will invest in securities secured by real estate or interests therein, such as mortgage-backed securities) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

     (5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (6) Sell securities short or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The deposit or payment of margin in connection with transactions in options and financial futures contracts is not considered the purchase of securities on margin.

     (7)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (8) Make loans, except that the Fund may purchase or hold debt obligations in accordance with the investment restrictions set forth in paragraph
          (2) and may enter into repurchase agreements for such securities, and may lend its portfolio securities without limitation against collateral consisting of cash, or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

     (9) Borrow money, except for temporary or emergency purposes, in an amount not to exceed 5% of the value of the Fund's total assets.

     (10) Enter into repurchase agreements maturing in more than seven days if, as a result, thereof, more than 10% of the Fund's total assets would be invested in such repurchase agreements and other assets without readily available market quotations.

     (11) Invest more than 5% of its total assets in the purchase of covered spread options and the purchase of put and call options on securities, securities indices and financial futures contracts.

     (12) Invest more than 5% of its assets in initial margin and premiums on financial futures contracts and options on such contracts.

     The Fund has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

     (1) Invest more than 15% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days. The value of any options purchased in the Over-the-Counter market are included as part of this 15% limitation.

     (2) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings. The deposit of underlying securities and other assets in escrow and other collateral arrangements in connection with transactions in put and call options, futures contracts and options on futures contracts are not deemed to be pledges or other encumbrances.

     (3)  Invest in real estate limited partnership interests.

     (4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

     Tax-Exempt Bond Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Tax-Exempt Bond Fund may not:

     (1) Issue any senior securities as defined in the Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
          (a) purchasing any securities on a when-issued or delayed delivery basis; or (b) borrowing money in accordance with restrictions described below.

     (2) Purchase any securities other than Municipal Obligations and Taxable Investments as defined in the Prospectus and Statement of Additional Information.

     (3) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (4) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

     (5) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (6)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (7)  Invest more than:

          (a) 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities).
          (b) 15% of its total assets in securities that are not readily marketable and in repurchase agreements maturing in more than seven days.

     (8) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (9)  Invest in commodities or commodity futures contracts.

     (10) Write, purchase or sell puts, calls or combinations thereof.

     (11) Invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in securities of issuers which invest in or sponsor such programs.

     (12) Make short sales of securities.

     (13) Purchase  any  securities  on  margin,   except  it  may  obtain  such
          short-term credits as are necessary for the clearance of transactions.

     (14) Make loans, except that the Fund may purchase and hold debt obligations in accordance with its investment objective and policies, enter into repurchase agreements, and may lend its portfolio securities without limitation against collateral, consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities, which is equal at all times to 100% of the value of the securities loaned.

     (15) Borrow money, except for temporary or emergency purposes from banks in an amount not to exceed 5% of the value of the Fund's total assets at the time the loan is made.

     (16) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings.

     The  Fund  has  also  adopted  the  following   restriction  which  is  not
fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

     (1)  Invest in real estate limited partnership interests.

     The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other entity provided that guarantee is not deemed to be a security issued by the guarantor if the value of all securities issued or guaranteed by the guarantor and owned by the Fund does not exceed 10% of the value of the Fund's total assets.

     The Fund may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, but it will not invest more than 20% of its total assets in any Municipal Obligation the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

MONEY MARKET FUNDS

INVESTMENT OBJECTIVES

     Principal Cash Management Fund, Inc. ("Cash Management Fund") seeks as high a level of income available from short-term securities as is considered consistent with preservation of principal and maintenance of liquidity by investing in a portfolio of money market instruments.

     Principal Tax-Exempt Cash Management Fund, Inc. ("Tax-Exempt Cash Management Fund") seeks, through investment in a professionally managed portfolio of high quality short-term Municipal Obligations, as high a level of interest income exempt from federal income tax as is consistent with stability of principal and maintenance of liquidity.

INVESTMENT RESTRICTIONS

     Cash Management Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Cash Management Fund may not:

     (1) Concentrate its investments in any one industry. No more than 25% of the value of its total assets will be invested in securities of issuers having their principal activities in any one industry, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or obligations of domestic branches of U.S. banks and savings institutions. (See "Bank Obligations").

     (2) Purchase the securities of any issuer if the purchase will cause more than 5% of the value of its total assets to be invested in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

     (3) Purchase the securities of any issuer if the purchase will cause more than 10% of the outstanding voting securities of the issuer to be held by the Fund (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

     (4) Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

     (5) Purchase securities of any company with a record of less than 3 years continuous operation (including that of predecessors) if the purchase would cause the value of the Fund's aggregate investments in all such companies to exceed 5% of the value of the Fund's total assets.

     (6) Engage in the purchase and sale of illiquid interests in real estate, including interests in real estate investment trusts (although it may invest in securities secured by real estate or interests therein) or invest in commodities or commodity contracts, oil and gas interests, or mineral exploration or development programs.

     (7) Purchase securities of other investment companies except in connection with a merger, consolidation, or plan of reorganization.

     (8) Purchase or retain in its portfolio securities of any issuer if those officers and directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (9) Purchase securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions. The Fund will not effect a short sale of any security. The Fund will not issue or acquire put and call options, straddles or spreads or any combination thereof.

     (10) Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (11) Make loans to others except through the purchase of debt obligations in which the Fund is authorized to invest and by entering into repurchase agreements (see "Fund Investments").

     (12) Borrow money except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed the lesser of (1) 5% of the value of the Fund's assets, or (ii) 10% of the value of the Fund's net assets taken at cost at the time such borrowing is made. The Fund will not issue senior securities except in connection with such borrowings. The Fund may not pledge, mortgage, or hypothecate its assets (at value) to an extent greater than 10% of the net assets.

     (13) Invest in time deposits maturing in more than seven days; time deposits maturing from two business days through seven calendar days may not exceed 10% of the value of the Fund's total assets.

     (14) Invest more than 10% of its total assets in securities not readily marketable and in repurchase agreements maturing in more than seven days.

     The  Fund  has  also  adopted  the  following   restriction  which  is  not
fundamental and may be changed without shareholder approval. It is contrary to the Fund's current policy to:

     (1)  Invest in real estate limited partnership interests.

Tax-Exempt Cash Management Fund

     Each of the following numbered restrictions is a matter of fundamental policy and may not be changed without shareholder approval. The Tax-Exempt Cash Management Fund may not:

     (1) Invest in securities other than Municipal Obligations and Temporary Investments as those terms are defined in the Prospectus and the Statement of Additional Information.

     (2) Issue any senior securities as defined in the Investment Company Act of 1940. Purchasing and selling securities and borrowing money in accordance with restrictions described below do not involve the issuance of a senior security.

     (3) Purchase or retain in its portfolio securities of any issuer if those officers or directors of the Fund or its Manager owning beneficially more than one-half of 1% (0.5%) of the securities of the issuer together own beneficially more than 5% of such securities.

     (4)  Invest in commodities or commodity contracts.

     (5) Invest in real estate, although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (6) Borrow money, except from banks for temporary or emergency purposes, including the purpose of meeting redemption requests which might otherwise require the untimely disposition of securities, in an amount not to exceed one-third of the sum of (a) the value of the Fund's net assets at the time of the borrowing and (b) the amount borrowed. While any such borrowings exceed 5% of total assets, no additional purchases of investment securities will be made by the Fund. If due to market fluctuations or other reasons the Fund's asset coverage falls below 300% of its borrowings, the Fund will reduce its borrowings within 3 business days.

     (7) Make loans, except that the Fund may (i) purchase and hold debt obligations in accordance with its investment objective and policies,
          (ii) enter into repurchase agreements, and (iii) lend its portfolio securities without limitation against collateral (consisting of cash or securities issued or guaranteed by the United States Government or its agencies or instrumentalities) equal at all times to not less than 100% of the value of the securities loaned.

     (8) Invest more than 5% of its total assets in the securities of any one issuer (other than obligations issued or guaranteed by the United States Government or its agencies or instrumentalities); or purchase more than 10% of the outstanding voting securities of any one issuer.

     (9) Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities held in its portfolio.

     (10) Concentrate its investments in any particular industry or industries, except that the Fund may invest not more than 25% of the value of its total assets in a single industry; provided, however, that this limitation shall not be applicable to the purchase of Municipal Obligations issued by governments or political subdivisions of governments, obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, or obligations of domestic banks (excluding foreign branches of domestic banks).

     (11) Sell securities short (except where the Fund holds or has the right to obtain at no added cost a long position in the securities sold that equals or exceeds the securities sold short) or purchase any securities on margin, except it may obtain such short-term credits as are necessary for the clearance of transactions.

     (12) Invest in interests in oil, gas or other mineral exploration or development programs, although the Fund may invest in securities of issuers which invest in or sponsor such programs.

     The Fund has also adopted the following restrictions which are not fundamental policies and may be changed without shareholder approval. It is contrary to the Fund's present policy to:

     (1) Invest more than 10% of its total assets in securities not readily marketable, in repurchase agreements maturing in more than seven days, and in other illiquid securities.

     (2) Purchase securities of any issuer having less than three years' continuous operation (including operations of any predecessors) if such purchase would cause the value of the Fund's investments in all such issuers to exceed 5% of the value of its total assets; provided that this limitation shall not apply to obligations issued or guaranteed by the United States Government or its agencies or instrumentalities or to Municipal Obligations other than industrial development bonds issued by non-governmental issuers.

     (3) Invest more than 10% of its assets in securities of other investment companies, invest more than 5% of its total assets in the securities of any one investment company, or acquire more than 3% of the outstanding voting securities of any one investment company except in connection with a merger, consolidation or plan of reorganization.

     (4) Pledge, mortgage or hypothecate its assets, except to secure permitted borrowings.

     (5)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (6)  Write or purchase put or call options.

     (7) Invest more than 20% of its total assets in industrial development bonds the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

     (8) Purchase warrants in excess of 5% of its total assets, of which 2% may be invested in warrants that are not listed on the New York or American Stock Exchange.

     (9)  Invest in real estate limited partnership interests.

     The identification of the issuer of a Municipal Obligation depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and will be treated as an issue of such government or other entity.

     The Fund may invest without limit in debt obligations of issuers located in the same state and in debt obligations which are repayable out of revenue sources generated from economically related projects or facilities. Sizable investments in such obligations could involve an increased risk to the Fund since an economic, business or political development or change affecting one security could also affect others. The Fund may also invest without limit in industrial development bonds, but it will not invest more than 20% of its total assets in any municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax.

     The Fund's Manager will waive its management fee on the Fund's assets invested in securities of other investment companies. The Fund will generally invest in other investment companies only for short-term cash management purposes when the advisor anticipates the net return from the investment to be superior to alternatives then available. The Fund will generally invest only in those investment companies that have investment policies requiring investment in securities comparable in quality to those in which the Fund invests.

FUNDS' INVESTMENTS

     The following  information further supplements the discussion of the Funds'
investment   objectives  and  policies  in  the  Prospectus  under  the  caption
"INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS."

     In making selections of equity securities for the Funds, the Manager will use an approach described broadly as that of fundamental analysis. Three basic steps are involved in this analysis. First is the continuing study of basic economic factors in an effort to conclude what the future general economic climate is likely to be over the next one to two years. Second, given some conviction as to the likely economic climate, the Manager attempts to identify the prospects for the major industrial, commercial and financial segments of the economy, by looking at such factors as demand for products, capacity to produce, operating costs, pricing structure, marketing techniques, adequacy of raw materials and components, domestic and foreign competition, and research productivity, to ascertain prospects for each industry for the near and intermediate term. Finally, determinations are made regarding earnings prospects for individual companies within each industry by considering the same types of factors described above. These earnings prospects are then evaluated in relation to the current price of the securities of each company.

     Although the Funds may pursue the investment practices described under the captions Restricted Securities, Foreign Securities, Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts, Forward Foreign Currency Exchange Contracts, Repurchase Agreements, Lending of Portfolio Securities and When-Issued and Delayed of Delivery Securities, none of the Funds either committed during the last fiscal year or currently intends to commit during the present fiscal year more than 5% of its net assets to any of the practices, with the following exceptions: (1) The High Yield Fund's investments in restricted securities are expected to exceed 5% of the fund's net assets; and (2) The Bond, High Yield, International, International Emerging Markets and International SmallCap Funds' investments in foreign securities are expected to continue to exceed 5% of each Fund's net assets.

Restricted Securities

     Each of the Funds has adopted investment restrictions that limit its investments in restricted securities or other illiquid securities to 15% (10% for the Government Securities Income Fund and the Money Market Funds and not more than 5% in equity securities) of its assets. The Board of Directors of each of the Growth-Oriented and Income-Oriented Funds has adopted procedures to determine the liquidity of Rule 4(2) short-term paper and of restricted securities under Rule 144A. Securities determined to be liquid pursuant to such procedures are excluded from other restricted securities when applying the preceding investment restrictions.

     Generally, restricted securities are not readily marketable because they are subject to legal or contractual restrictions upon resale. They may be sold only in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or in a transaction which is exempt from the registration requirements of that act. When registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities and other securities not readily marketable will be priced at fair value as determined in good faith by or under the direction of the Board of Directors.

Foreign Securities

     Each of the following Principal Funds may invest in foreign securities to the indicated percentage of its assets: International, International Emerging Markets and International SmallCap Funds - 100%; Real Estate Fund - 25%; Balanced, Blue Chip, Bond, Capital Value, Growth, High Yield, Limited Term Bond, MidCap, SmallCap and Utilities Funds - 20%. The Cash Management and Tax-Exempt Cash Management Funds do not invest in foreign securities other than those that are United States dollar denominated. United State dollar denominated means that all principal and interest payments for the security are payable in U.S. dollars and that the interest rate of, the principal amount to be repaid and the timing of payments related to the securities do not vary or float with the value of a foreign currency, the rate of interest on foreign currency borrowings or with any other interest rate or index expressed in a currency other than U.S. dollars. Debt securities issued in the United States pursuant to a registration statement filed with the Securities and Exchange Commission are not treated as foreign securities for purposes of these limitations.

     Investment in foreign securities presents certain risks, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, the imposition of foreign taxes, future political and economic developments including war, expropriations, nationalization, the possible imposition of currency exchange controls and other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers. In addition, transactions in foreign securities may be subject to higher costs, and the time for settlement of transactions in foreign securities may be longer than the settlement period for domestic issuers. Each Fund's investment in foreign securities may also result in higher custodial costs and the costs associated with currency conversions.

     Securities of many foreign issuers may be less liquid and their prices more volatile than those of comparable domestic issuers. In particular, securities markets in emerging market countries are known to experience long delays between the trade and settlement dates of securities purchased and sold, potentially resulting in a lack of liquidity and greater volatility in the price of securities on those markets. In addition, investments in smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, mature issuers. Such companies may have limited product lines and financial resources. Their securities may trade in more limited volume than larger companies and may therefore experience significantly more price volatility and less liquidity than securities of larger companies. As a result of these factors, the Boards of Directors of the Funds have adopted Daily Pricing and Valuation Procedures for the Funds which set forth the steps to be followed by the Manager and Sub-Advisor to establish a reliable market or fair value if a reliable market value is not available through normal market quotations. Oversight of this process is provided by the Executive Committee of the Boards of Directors.

Spread Transactions, Options on Securities and Securities Indices, and Futures Contracts and Options on Futures Contracts

     The Balanced, Blue Chip, Bond, Government Securities Income, High Yield, International, International Emerging Markets, International SmallCap, Limited Term Bond, MidCap, Real Estate, SmallCap and Utilities Funds may each engage in the practices described under this heading. The Tax-Exempt Bond Fund may invest in financial futures contracts as described under this heading. In the following discussion, the terms "the Fund," "each Fund" or "the Funds" refer to each of these Funds.

     Spread Transactions

     Each Fund may purchase from securities dealers covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives the Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options can be used to protect each Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. The security covering the spread option will be maintained in a segregated account by each Fund's custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in the Funds' policy limiting the pledging or mortgaging of assets.

     Options on Securities and Securities Indices

     Each Fund may write (sell) and purchase call and put options on securities in which it may invest and on securities indices based on securities in which the Fund may invest. The World Fund may only write covered call options on its portfolio securities; it may not write or purchase put options. The Funds may write call and put options to generate additional revenue, and may write and purchase call and put options in seeking to hedge against a decline in the value of securities owned or an increase in the price of securities which the Fund plans to purchase.

     Writing Covered Call and Put Options. When a Fund writes a call option, it gives the purchaser of the option, in return for the premium it receives, the right to buy from the Fund the underlying security at a specified price at any time before the option expires. When a Fund writes a put option, it gives the purchaser of the option, in return for the premium it receives, the right to sell to the Fund the underlying security at a specified price at any time before the option expires.

     The premium received by a Fund, when it writes a put or call option, reflects, among other factors, the current market price of the underlying security, the relationship of the exercise price to the market price, the time period until the expiration of the option and interest rates. The premium will generate additional income for the Fund if the option expires unexercised or is closed out at a profit. By writing a call, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option, but it retains the risk of loss if the price of the security should decline. By writing a put, a Fund assumes the risk that it may have to purchase the underlying security at a price that may be higher than its market value at time of exercise.

     The Funds write only covered options and will comply with applicable regulatory and exchange cover requirements. The Funds usually will (and the World Fund must) own the underlying security covered by any outstanding call option that it has written. With respect to an outstanding put option that it has written, each Fund will deposit and maintain with its custodian cash, U.S. Government securities or other liquid securities with a value at least equal to the exercise price of the option.

     Once a Fund has written an option, it may terminate its obligation, before the option is exercised, by effecting a closing transaction, which is accomplished by the Fund's purchasing an option of the same series as the option previously written. The Funds will have a gain or loss depending on whether the premium received when the option was written exceeds the closing purchase price plus related transaction costs.

     Purchasing Call and Put Options. When a Fund purchases a call option, it receives, in return for the premium it pays, the right to buy from the writer of the option the underlying security at a specified price at any time before the option expires. The Fund may purchase call options in anticipation of an increase in the market value of securities that it intends ultimately to buy. During the life of the call option, the Fund would be able to buy the underlying security at the exercise price regardless of any increase in the market price of the underlying security. In order for a call option to result in a gain, the market price of the underlying security must rise to a level that exceeds the sum of the exercise price, the premium paid and transaction costs.

     When a Fund purchases a put option, it receives, in return for the premium it pays, the right to sell to the writer of the option the underlying security at a specified price at any time before the option expires. The Fund may purchase put options in anticipation of a decline in the market value of the underlying security. During the life of the put option, the Fund would be able to sell the underlying security at the exercise price regardless of any decline in the market price of the underlying security. In order for a put option to result in a gain, the market price of the underlying security must decline, during the option period, below the exercise price sufficiently to cover the premium and transaction costs.

     Once a Fund has purchased an option, it may close out its position by selling an option of the same series as the option previously purchased. The Fund will have a gain or loss depending on whether the closing sale price exceeds the initial purchase price plus related transaction costs.

     None of the Funds will invest more than 5% of its assets in the purchase of call and put options on individual securities, securities indices and futures contracts.

     Options on Securities Indices. Each Fund may purchase and sell put and call options on any securities index based on securities in which the Fund may invest. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. The Funds would engage in transactions in put and call options on securities indices for the same purposes as they would engage in transactions in options on securities. When a Fund writes call options on securities indices, it will hold in its portfolio underlying securities which, in the judgment of the Manager, correlate closely with the securities index and which have a value at least equal to the aggregate amount of the securities index options.

     Risks Associated with Options Transactions. An options position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. For some options, no secondary market on an exchange or elsewhere may exist. If a Fund is unable to effect closing sale transactions in options it has purchased, the Fund would have to exercise its options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities pursuant thereto. If a Fund is unable to effect a closing purchase transaction for a covered option that it has written, it will not be able to sell the underlying securities, or dispose of the assets held in a segregated account, until the option expires or is exercised. A Fund's ability to terminate option positions established in the over-the-counter market may be more limited than for exchange-traded options and may also involve the risk that broker-dealers participating in such transactions might fail to meet their obligations.

     Futures Contracts and Options on Futures

     Each Fund may purchase and sell financial futures contracts and options on those contracts. Financial futures contracts are commodities contracts based on financial instruments such as U.S. Treasury bonds or bills or on securities indices such as the S&P 500 Index. Futures contracts, options on futures contracts and the commodity exchanges on which they are traded are regulated by the Commodity Futures Trading Commission ("CFTC"). Through the purchase and sale of futures contracts and related options, a Fund may seek to hedge against a decline in securities owned by the Fund or an increase in the price of securities which the Fund plans to purchase.

     Futures Contracts. When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at a specified future time for a specified price. When a Fund purchases that kind of contract, it becomes obligated to take delivery of the instrument at a specified time and to pay the specified price. In most instances, these contracts are closed out by entering into an offsetting transaction before the settlement date, thereby canceling the obligation to make or take delivery of specific securities. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase plus transaction costs are less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase plus transaction costs. Although the Funds will usually liquidate futures contracts on financial instruments in this manner, they may instead make or take delivery of the underlying securities whenever it appears economically advantageous to do so.

     A futures contract based on a securities index provides for the purchase or sale of a group of securities at a specified future time for a specified price. These contracts do not require actual delivery of securities, but result in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated, which may be at its expiration or earlier if it is closed out by entering into an offsetting transaction.

     When a futures contract is purchased or sold a brokerage commission is paid, but unlike the purchase or sale of a security or option, no price or premium is paid or received. Instead, an amount of cash or U.S. Government securities, which varies, but is generally about 5% of the contract amount, is deposited by the Fund with its custodian for the benefit of the futures commission merchant through which the Fund engages in the transaction. This amount is known as "initial margin." It does not involve the borrowing of funds by the Fund to finance the transaction, but instead represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. It is returned to the Fund upon termination of the futures contract, if all the Fund's contractual obligations have been satisfied.

     Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to market." If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, additional cash is required to be paid to or released by the broker, and the Fund realizes a loss or gain.

     In using futures contracts, the Funds will seek to establish more certainly than would otherwise be possible the effective price of or rate of return on portfolio securities or securities that the Fund proposes to acquire. A Fund, for example, may sell futures contracts in anticipation of a rise in interest rates which would cause a decline in the value of its debt investments. When this kind of hedging is successful, the futures contracts should increase in value when the Fund's debt securities decline in value and thereby keep the Fund's net asset value from declining as much as it otherwise would. A Fund may also sell futures contracts on securities indices in anticipation of or during a stock market decline in an endeavor to offset a decrease in the market value of its equity investments. When a Fund is not fully invested and anticipates an increase in the cost of securities it intends to purchase, it may purchase financial futures contracts. When increases in the prices of equities are expected, a Fund may purchase futures contracts on securities indices in order to gain rapid market exposure that may partially or entirely offset increases in the cost of the equity securities it intends to purchase.

     Options on Futures. The Funds may also purchase and write call and put options on futures contracts. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a long position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a short position), for a specified exercise price, at any time before the option expires.

     Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a long position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a short position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. However, as with the trading of futures, most options are closed out prior to their expiration by the purchase or sale of an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

     Options on futures can be used to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. For example, if a Fund anticipated a rise in interest rates and a decline in the market value of the debt securities in its portfolio, it might purchase put options or write call options on futures contracts instead of selling futures contracts.

     If a Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. But in contrast to a futures transaction, the purchase of an option involves the payment of a premium in addition to transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs.

     When a Fund writes an option on a futures contract, the premium paid by the purchaser is deposited with the Fund's custodian, and the Fund must maintain with its custodian all or a portion of the initial margin requirement on the underlying futures contract. The Fund assumes a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. Subsequent payments to and from the broker, similar to variation margin payments, are made as the premium and the initial margin requirement are marked to market daily. The premium may partially offset an unfavorable change in the value of portfolio securities, if the option is not exercised, or it may reduce the amount of any loss incurred by the Fund if the option is exercised.

     Risks Associated with Futures Transactions. There are a number of risks associated with transactions in futures contracts and related options. A Fund's successful use of futures contracts is subject to the Manager's ability to predict correctly the factors affecting the market values of the Fund's portfolio securities. For example, if a Fund was hedged against the possibility of an increase in interest rates which would adversely affect debt securities held by the Fund and the prices of those debt securities instead increased, the Fund would lose part or all of the benefit of the increased value of its securities which it hedged because it would have offsetting losses in its futures positions. Other risks include imperfect correlation between price movements in the financial instrument or securities index underlying the futures contract, on the one hand, and the price movements of either the futures contract itself or the securities held by the Fund, on the other hand. If the prices do not move in the same direction or to the same extent, the transaction may result in trading losses.

     Prior to exercise or expiration, a position in futures may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Fund will enter into a futures contract or related option only if there appears to be a liquid secondary market therefor. There can be no assurance, however, that such a liquid secondary market will exist for any particular futures contract or related option at any specific time. Thus, it may not be possible to close out a futures position once it has been established. Under such circumstances, the Fund would continue to be required to make daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to perform under the terms of the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.

     Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     Limitations on the Use of Futures and Options on Futures. Each Fund intends to come within an exclusion from the definition of "commodity pool operator" provided by CFTC regulations by complying with certain limitations on the use of futures and related options prescribed by those regulations.

     None of the Funds will purchase or sell futures contracts or options thereon if immediately thereafter the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (except that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount generally may be excluded in computing the 5%).

     The Funds will enter into futures contracts and related options transactions only for bona fide hedging purposes as permitted by the CFTC and for other appropriate risk management purposes, if any, which the CFTC may deem appropriate for mutual funds excluded from the regulations governing commodity pool operators. The Funds are not permitted to engage in speculative futures trading. Each Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging or risk management purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. In pursuing traditional hedging activities, each Fund will sell futures contracts or acquire puts to protect against a decline in the price of securities that the Fund owns, and each Fund will purchase futures contracts or calls on futures contracts to protect the Fund against an increase in the price of securities the Fund intends to purchase before it is in a position to do so.

     When a Fund purchases a futures contract, or purchases a call option on a futures contract, it will maintain an amount of cash, cash equivalents or short-term high-grade fixed-income securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial margin held for the account of its broker equals the market value of the futures contract.

     The Funds will not maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options plus or minus the unrealized gain or loss on those open positions, adjusted for the historical volatility relationship between that portion of the portfolio and the contracts (i.e., the Beta volatility factor). To the extent a Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.

Forward Foreign Currency Exchange Contracts

     The International, International Emerging Markets and International SmallCap Funds may, but are not obligated to, enter into forward foreign currency exchange contracts but may do so only under two circumstances. First, when a Fund is entering into a contract for the purchase or sale of a security denominated in a foreign currency and wants to "lock-in" the U.S. dollar price of the security. Second, when the Manager believes that the currency of a particular foreign country in which a portion of a Fund's securities are denominated may suffer a substantial decline against the U.S. dollar. A Fund generally will not enter into a forward contract with a term of greater than one year.

     The International, International Emerging Markets and International SmallCap Funds will enter into forward foreign currency exchange contracts only for the purpose of "hedging," that is limiting the risks associated with changes in the relative rates of exchange between the U.S. dollar and foreign currencies in which securities owned by a Fund are denominated. They will not enter into such forward contracts for speculative purposes. A Fund will set up a separate account with the Custodian to place foreign securities denominated in the currency for which the Fund has entered into forward contracts under the second circumstance, as set forth above, for the term of the forward contract. It should be noted that the use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange between the currencies which can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result if the value of the currency increases.

Repurchase Agreements

     All Principal Funds may invest in repurchase agreements. None of the Growth-Oriented or Income-Oriented Funds will enter into repurchase agreements that do not mature within seven days if any such investment, together with other illiquid securities held by the Fund, would amount to more than 15% of its assets. Neither of the Money Market Funds will enter into repurchase agreements that do not mature within seven days of such investment together with other illiquid securities held by the Fund, would amount to more than 10% of its assets. Repurchase agreements will typically involve the acquisition by the Fund of debt securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. A repurchase agreement provides that the Fund will sell back to the seller and that the seller will repurchase the underlying securities at a specified price and at a fixed time in the future.
Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities ("collateral"). This arrangement results in a fixed rate of return that is not subject to market fluctuation during the Fund's holding period. Although repurchase agreements involve certain risks not associated with direct investments in debt securities, each of the Funds follows procedures established by its Board of Directors which are designed to minimize such risks. These procedures include entering into repurchase agreements only with large, well-capitalized and well-established financial institutions which the Fund's Manager believes present minimum credit risks. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including accrued interest. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. In seeking to liquidate the collateral, a Fund may be delayed in or prevented from exercising its rights and may incur certain costs. Further to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss.

Lending of Portfolio Securities

     All Principal Funds, except the Capital Value, Growth and Cash Management Funds, may lend their portfolio securities. None of the Principal Funds intends to lend its portfolio securities if as a result the aggregate of such loans made by the Fund would exceed 30% of its total assets. Portfolio securities may be lent to unaffiliated broker-dealers and other unaffiliated qualified financial institutions provided that such loans are callable at any time on not more than five business days' notice and that cash or government securities equal to at least 100% of the market value of the securities loaned, determined daily, is deposited by the borrower with the Fund and is maintained each business day in a segregated account. While such securities are on loan, the borrower will pay the Fund any income accruing thereon, and the Fund may invest any cash collateral, thereby earning additional income, or may receive an agreed-upon fee from the borrower. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the Fund and its shareholders. A Fund may pay reasonable administrative, custodial and other fees in connection with such loans and may pay a negotiated portion of the interest earned on the cash or government securities pledged as collateral to the borrower or placing broker. A Fund does not vote securities that have been loaned, but it will call a loan of securities in anticipation of an important vote.

When-Issued and Delayed Delivery Securities

     Each of the Principal Funds may from time to time purchase securities on a when-issued basis and may purchase or sell securities on a delayed delivery basis. The price of such a transaction is fixed at the time of the commitment, but delivery and payment take place on a later settlement date, which may be a month or more after the date of the commitment. No interest accrues to the purchaser during this period, and the securities are subject to market fluctuation, which involves the risk for the purchaser that yields available in the market at the time of delivery may be higher than those obtained in the transaction. Each Fund will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, but a Fund may sell the securities before the settlement date, if such action is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of the securities in determining its net asset value. Each Fund will also establish a segregated account with its custodian bank in which it will maintain cash or cash equivalents, United States Government securities and other high grade debt obligations equal in value to the Fund's commitments for such when-issued or delayed delivery securities. The availability of liquid assets for this purpose and the effect of asset segregation on a Fund's ability to meet its current obligations, to honor requests for redemption and to have its investment portfolio managed properly will limit the extent to which the Fund may engage in forward commitment agreements. Except as may be imposed by these factors, there is no limit on the percent of a Fund's total assets that may be committed to transactions in such agreements.

Money Market Instruments

     The Cash Management Fund will invest all of its available assets in money market instruments maturing in 397 days or less. The types of instruments which this Fund may purchase are described in the Prospectus and below.

     (1) U.S. Government Securities -- Securities issued or guaranteed by the U.S. Government, including treasury bills, notes and bonds.

     (2) U.S. Government Agency Securities -- Obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. U.S. agency obligations include, but are not limited to, the Bank for Co-operatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury, others such as those issued by the Federal National Mortgage
          Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality, and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality.

     (3) Bank Obligations -- Certificates of deposit, time deposits and bankers' acceptances of U.S. commercial banks having total assets of at least one billion dollars, and of the overseas branches of U.S. commercial banks and foreign banks, which in the Manager's opinion, are of comparable quality, provided each such bank with its branches has total assets of at least five billion dollars, and certificates, including time deposits of domestic savings and loan associations having at least one billion dollars in assets which are insured by the Federal Savings and Loan Insurance Corporation. The Fund may acquire obligations of U.S. banks which are not members of the Federal Reserve System or of the Federal Deposit Insurance Corporation. Any obligations of foreign banks shall be denominated in U.S. dollars. Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S. domestic banks. For example, an issuing bank may be able to maintain that the liability for an investment is solely that of the overseas branch which could expose the Fund to a greater risk of loss. In addition, obligations of foreign banks or of overseas branches of U.S. banks may be affected by governmental action in the country of domicile of the branch or parent bank. Examples of adverse foreign governmental actions include the imposition of currency controls, the imposition of withholding taxes on interest income payable on such obligations, interest limitations, seizure or nationalization  of  assets,  or  the  declaration  of  a  moratorium.
          Deposits in foreign banks or foreign branches of U.S. banks are not covered by the Federal Deposit Insurance Corporation. The Fund will only buy short-term instruments where the risks of adverse governmental action are believed by the Manager to be minimal. The Fund will consider these factors along with other appropriate factors in making an investment decision to acquire such obligations and will only acquire those which, in the opinion of management, are of an investment quality comparable to other debt securities bought by the Fund. The Fund may invest in certificates of deposit of selected banks having less than one billion dollars of assets providing the certificates do not exceed the level of insurance (currently $100,000) provided by the applicable government agency.

          A certificate of deposit is issued against funds deposited in a bank or savings and loan association for a definite period of time, at a specified rate of return. Normally they are negotiable. However, the Fund may occasionally invest in certificates of deposit which are not negotiable. Such certificates may provide for interest penalties in the event of withdrawal prior to their maturity. A bankers' acceptance is a short-term credit instrument issued by corporations to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity and reflect the obligation of both the bank and drawer to pay the face amount of the instrument at maturity.

     (4) Commercial Paper -- Short-term promissory notes issued by U.S. or foreign corporations.

     (5) Short-term Corporate Debt -- Corporate notes, bonds and debentures which at the time of purchase have 397 days or less remaining to maturity.

     (6) Repurchase Agreements -- Instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities at the same price plus interest at a specified rate. (See "FUND INVESTMENTS - Repurchase Agreements.")

     (7) Taxable Municipal Obligations -- Short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

     The ratings of nationally recognized statistical rating organization (NRSRO's), such as Moody's Investor Services, Inc. ("Moody's") and Standard and Poor's ("S&P"), which are described in Appendix A, represent their opinions as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings, including ratings of NRSRO's other than
Moody's and S&P, are the initial criteria for selection of portfolio investments, but the Manager will further evaluate these securities.

Municipal Obligations

     The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund can each invest in "Municipal Obligations." Municipal Obligations are obligations issued by or on behalf of states, territories, and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, including municipal utilities, or multi-state agencies or authorities, the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Three major classifications of Municipal Obligations are Municipal Bonds, which generally have a maturity at the time of issue of one year or more, Municipal Notes, which generally have a maturity at the time of issue of six months to three years, and Municipal Commercial Paper, which generally has a maturity at the time of issue of 30 to 270 days. The Tax-Exempt Cash Management Fund will only purchase Municipal Obligations that, at the time of purchase, have 397 days or less remaining to maturity or have a variable or floating rate of interest.

     The term "Municipal Obligations" includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works and electric utilities. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.

     Industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from federal income tax in the opinion of bond counsel to the issuer, even though the interest may be subject to the federal alternative minimum tax.

     Municipal Bonds. Municipal Bonds may be either "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source (e.g., the user of the facilities being financed), but not from the general taxing power. Industrial development bonds and pollution control bonds in most cases are revenue bonds and generally do not carry the pledge of the credit of the issuing municipality. The payment of the principal and interest on industrial revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may also invest in "moral obligation" bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of the bonds becomes a moral commitment but not a legal obligation of the state or municipality in question.

     Municipal Notes. Municipal Notes usually are general obligations of the issuer and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Payment of these notes is primarily dependent upon the issuer's receipt of the anticipated revenues. Other notes include "Construction Loan Notes" issued to provide construction financing for specific projects, and "Bank Notes" issued by local governmental bodies and agencies to commercial banks as evidence of borrowings. Some notes ("Project Notes") are issued by local agencies under a program administered by the United States Department of Housing and Urban Development. Project Notes are secured by the full faith and credit of the United States.

     Bond Anticipation Notes (BANs) are usually general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds. The ability of an issuer to meet its obligations on its BANs is primarily dependent on the issuer's access to the long-term municipal bond market and the likelihood that the proceeds of such bond sales will be used to pay the principal and interest on the BANs.

     Tax Anticipation Notes (TANs) are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. TANs are usually general obligations of the issuer. A weakness in an issuer's capacity to raise taxes due to, among other things, a decline in its tax base or a rise in delinquencies, could adversely affect the issuer's ability to meet its obligations on outstanding TANs.

     Revenue Anticipation Notes (RANs) are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general they also constitute general obligations of the issuer. A decline in the receipt of projected revenues, such as anticipated revenues from another level of government, could adversely affect an issuer's ability to meet its obligations on outstanding RANs. In addition, the possibility that the revenues would, when received, be used to meet other obligations could affect the ability of the issuer to pay the principal and interest on RANs.

     Construction Loan Notes are issued to provide construction financing for specific projects. Frequently, these notes are redeemed with funds obtained from the Federal Housing Administration.

     Bank Notes are notes issued by local governmental bodies and agencies such as those described above to commercial banks as evidence of borrowings. The purpose for which the notes are issued are varied but they are frequently issued to meet short-term working-capital or capital-project needs. These notes may have risks similar to the risks associated with TANs and RANs.

     Municipal Commercial Paper. Municipal Commercial Paper refers to short-term obligations of municipalities which may be issued at a discount and may be referred to as Short-Term Discount Notes. Municipal Commercial Paper is likely to be used to meet seasonal working capital needs of a municipality or interim construction financing and to be paid from general revenues of the municipality or refinanced with long-term debt. In most cases Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

     Variable and Floating Rate Obligations. Certain Municipal Obligations, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and debt instruments issued by domestic banks or corporations may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a bank prime rate or tax-exempt money market index. Variable rate notes are adjusted to current interest rate levels at certain specified times, such as every 30 days, as set forth in the instrument. A floating rate note adjusts automatically whenever there is a change in its base interest rate adjustor, e.g., a change in the prime lending rate or specified interest rate indices. Typically such instruments carry demand features permitting the Fund to redeem at par upon specified notice.

     A Fund's right to obtain payment at par on a demand instrument upon demand could be affected by events occurring between the date the Fund elects to redeem the instrument and the date redemption proceeds are due which affects the ability of the issuer to pay the instrument at par value. The Manager will monitor on an ongoing basis the pricing, quality and liquidity of such instruments and will similarly monitor the ability of an issuer of a demand instrument, including those supported by bank letters of credit or guarantees, to pay principal and interest on demand. Although the ultimate maturity of such variable rate obligations may exceed one year, the Funds will treat the maturity of each variable rate demand obligation as the longer of (i) the notice period required before the Fund is entitled to payment of the principal amount through demand, or (ii) the period remaining until the next interest rate adjustment. Floating rate instruments with demand features are deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     The Funds may purchase from financial institutions participation interests in variable rate Municipal Obligations (such as industrial development bonds). A participation interest gives the purchaser an undivided interest in the Municipal Obligation in the proportion that its participation interest bears to the total principal amount of the Municipal Obligation. A Fund has the right to demand payment on seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. Each participation interest is backed by an irrevocable letter of credit or guarantee of a bank. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the Municipal Obligations over the negotiated yield at which the instruments were purchased by the Funds. No Fund committed during the last fiscal year or currently intends to commit during the present fiscal year more than 5% of its net assets to participation interests.

     Other Municipal Obligations. Other kinds of Municipal Obligations are occasionally available in the marketplace, and a Fund may invest in such other kinds of obligations to the extent consistent with its investment objective and limitations. Such obligations may be issued for different purposes and with different security than those mentioned above.

     Risks of Municipal Obligations. The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. Each Fund's ability to achieve its investment objective is also dependent on the continuing ability of the issuers of the Municipal Obligations in which it invests to meet their obligation for the payment of interest and principal when due.

     Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or any state extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. The power or ability of issuers to pay, when due, principal of and interest on Municipal Obligations may also be materially affected by the results of litigation or other conditions.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. It may be expected that similar proposals may be introduced in the future. If such a proposal were enacted, the ability of the Funds to pay "exempt interest" dividends may be adversely affected and each Fund would re-evaluate its investment objective and policies and consider changes in its structure.

Taxable Investments of the Tax-Exempt Bond Fund

     The Tax-Exempt Bond Fund may invest up to 20% of its assets in taxable short-term investments consisting of: Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities; domestic bank certificates of deposit and bankers' acceptances; short-term corporate debt securities such as commercial paper; and repurchase agreements ("Taxable Investments"). These investments must have a stated maturity of one year or less at the time of purchase and must meet the following standards: banks must have assets of at least $1 billion; commercial paper must be rated at least "A" by S&P or "Prime" by Moody's or, if not rated, must be issued by companies having an outstanding debt issue rated at least "A" by S&P or Moody's; corporate bonds and debentures must be rated at least "A" by S&P or Moody's. Interest earned from Taxable Investments will be taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Taxable Investments. At other times, Taxable Investments, Municipal Obligations that do not meet the quality standards required for the 80% portion of the portfolio and Municipal Obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax will not exceed 20% of the Fund's total assets.

Temporary Investments for the Tax-Exempt Cash Management Fund

     The Tax-Exempt Cash Management Fund may invest, on a temporary basis, up to 20% of its net assets in taxable short-term investments consisting of:
Obligations issued or guaranteed by the United States Government or its agencies or instrumentalities; U.S. dollar denominated certificates of deposit issued by U.S. banks and bankers' acceptances; commercial paper of U.S. corporations; short-term corporate debt securities; and repurchase agreements ("Temporary Investments"). These investments must have a stated maturity of 397 days or less at the time of purchase and must meet the same standards that apply to securities in which the Cash Management Fund may invest. Interest earned from Temporary Investments will be taxable to investors. When, in the opinion of the Fund's Manager, it is advisable to maintain a temporary "defensive" posture, the Fund may invest more than 20% of its total assets in Temporary Investments.

Portfolio Turnover

     Portfolio turnover will normally differ for each Fund, may vary from year to year, as well as within a year, and may be affected by portfolio sales necessary to meet cash requirements for redemptions of Fund shares. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of its portfolio securities during the fiscal year by the monthly average of the value of its portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Fund. This requirement may in some cases limit the ability of a Fund to effect certain portfolio transactions. No portfolio turnover rate can be calculated for the Money Market Funds because of the short maturities of the securities in which they invest. The portfolio turnover rates for each of the other Funds for its most recent and immediately preceding fiscal periods were as follows (annualized when reporting period is less than one year):
Balanced Fund - 35.8% and __._%; Blue Chip Fund - __._% and 13.3%; Bond Fund - _._% and 3.4%; Capital Value Fund - __._% and 50.2%; Government Securities Income Fund - __._% and 25.9%; Growth Fund - _._% and 1.8%; High Yield Fund - __._% and 18.8%; International Emerging Markets Fund - __._%; International Fund
- __._ and 23.8%; International SmallCap Fund - __._%; Limited Term Bond Fund - __._% and 16.5%; MidCap Fund - __._% and 12.3%; Tax-Exempt Bond Fund - __._% and 9.8%; Utilities Fund - __._% and 34.2%. In view of the investment objectives and management policies of the Real Estate and SmallCap, it is anticipated that their annual portfolio turnover rates should generally not exceed 75-100%, but in any particular year market conditions could result in portfolio activity greater than anticipated.

DIRECTORS AND OFFICERS OF THE FUNDS

     The following listing discloses the principal occupations and other principal business affiliations of the Funds' Officers and Directors during the past five years. All Directors and Officers listed here also hold similar positions with each of the other mutual funds sponsored by Principal Mutual Life Insurance Company, except Principal Special Markets Fund, Inc. All mailing addresses are The Principal Financial Group, Des Moines, Iowa 50392, unless otherwise indicated.

     @James D. Davis, 63, Director. 4940 Center Court, Bettendorf, Iowa. Attorney. Vice President, Deere and Company, Retired.

     *Roy W. Ehrle, 69, Director. 2424 Jordan Trail, West Des Moines, Iowa. Retired. Prior thereto, Vice Chairman, Principal Mutual Life Insurance Company. Vice Chairman of the Board and Director, Principal Management Corporation. Chairman of the Board and Director, Invista Capital Management, Inc. Director, Iowa Business Development Credit Corporation.

     Pamela A. Ferguson, 54, Director. P.O. Box 805, Grinnell, Iowa. President and Professor of Mathematics, Grinnell College since 1991.

     @Richard W. Gilbert, 57, Director. 1357 Asbury Avenue, Winnetka, Illinois. President, Gilbert Communications, Inc. since 1993. Prior thereto, President and Publisher, Pioneer Press.

     *&J. Barry Griswell, 48, Director and Chairman of the Board. Executive Vice President, Principal Mutual Life Insurance Company, since 1996; Senior Vice President, 1991-1996. Director and Chairman of the Board, Principal Management Corporation and Princor Financial Services Corporation.

     *&Stephan L. Jones, 62, Director and President. Vice President, Principal Mutual Life Insurance Company since 1986. Director and President, Princor Financial Services Corporation and Principal Management Corporation.

     *Ronald E. Keller, 61, Director. Executive Vice President, Principal Mutual Life Insurance Company since 1992. Prior thereto, Senior Vice President. Director, Princor Financial Services Corporation and Principal Management Corporation. Director and Chairman, Invista Capital Management, Inc.

     @Barbara A. Lukavsky, 57, Director. 3930 Grand Avenue, Des Moines, Iowa. President and CEO, Lu San ELITE USA, L.C.

     &Richard G. Peebler, 68, Director. 1916 79th Street, Des Moines, Iowa. Dean and Professor Emeritus, Drake University, College of Business and Public Administration, since 1996. Prior thereto, Professor, Drake University, College of Business and Public Administration.

     *Craig  L.  Bassett,  45,  Treasurer.   Treasurer,  Principal  Mutual  Life
Insurance Company since 1996. Prior thereto, Associate Treasurer.

     *Michael J. Beer , 36, Financial Officer. Senior Vice President and Chief Operating Officer, Princor Financial Services Corporation and Principal Management Corporation, since 1997. Prior thereto, Vice President and Chief Operating Officer.

     David J. Brown,  37,  Assistant  Counsel.  Counsel,  Principal  Mutual Life
Insurance   Company   since   1995;   Attorney,    1994-1995.   Prior   thereto,
Attorney-at-Law, Dickinson, Mackaman, Tyler & Hagen, P.C.

     Michael W. Cumings, 46, Assistant Counsel. Counsel, Principal Mutual Life Insurance Company since 1989.

     *Arthur S. Filean, 59, Vice President and Secretary. Vice President, Princor Financial Services Corporation, since 1990. Vice President, Principal Management Corporation, since 1996.

     *Ernest H. Gillum, 42, Assistant Secretary. Assistant Vice President, Registered Products, Princor Financial Services Corporation and Principal Management Corporation, since 1995. Prior thereto, Product Development and Compliance Officer.

     Jane E. Karli, 40, Assistant Treasurer. Senior Accounting and Custody Administrator, Principal Mutual Life Insurance Company since 1994; Senior Investment Cost Accountant 1993-1994; Senior Investment Accountant 1992-1993. Prior thereto, Manager-Investment Accounting and Treasury.

     *Michael D. Roughton, 46, Counsel. Counsel, Principal Mutual Life Insurance Company since 1994. Prior thereto, Assistant Counsel. Counsel, Invista Capital Management, Inc., Princor Financial Services Corporation, Principal Investors Corporation and Principal Management Corporation.

     @ Member of Audit and Nominating Committee.

     * Affiliated with the Manager of the Fund or its parent and considered an "Interested Person," as defined in the Investment Company Act of 1940, as amended.

     & Member of the Executive Committee. The Executive Committee is elected by the Board of Directors and may exercise all the powers of the Board of Directors, with certain exceptions, when the Board is not in session and shall report its actions to the Board.

     The following information relates to compensation paid by each fund during the fiscal year ended October 31, 1997.

                                 Each Princor Fund                   Princor
                              except Princor Limited              Limited Term
         Director                 Term Bond Fund                    Bond Fund
         --------                 --------------                    ---------
James D. Davis                          $_,___                        $_,___
Roy W. Ehrle                            $_,___                        $_,___
Pamela A. Ferguson                      $_,___                        $_,___
Richard W. Gilbert                      $_,___                        $_,___
Barbara A. Lukavsky                     $_,___                        $_,___
Richard G. Peebler                       $_,___*                      $_,___

* Richard G. Peebler received $1,350 from each of the Principal funds. He received an additional $150 from Princor Emerging Growth Fund, Princor Capital Accumulation Fund and Princor Growth Fund and $75 from Princor World Fund due to his participation in the executive committee of each of those funds.

     None of the mutual funds provide retirement benefits for any of the directors. Total compensation from the 30 investment companies included in the fund complex for the fiscal year ended October 31, 1997 was as follows:

James D. Davis            $__,___          Richard W. Gilbert            $__,___
Roy W. Ehrle              $__,___          Barbara A. Lukavsky           $__,___
Pamela A. Ferguson        $__,___          Richard G. Peebler            $__,___

     As of October 31, 1997, Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of Iowa, its subsidiaries and affiliates owned of record and beneficially the following number of voting shares or percentage of the outstanding voting shares of each
Fund:

     ------------------------------------------------------------------------

                                         No. of Shares       % of Outstanding
                    Fund                     Owned             Shares Owned
                    ----                     -----             ------------


     Balanced Fund
     Blue Chip Fund
     Bond Fund
     Capital Value Fund
     Cash Management Fund
     Government Securities Income Fund
     Growth Fund
     International
     Emerging Markets Fund
     International Fund
     International SmallCap Fund
     High Yield Fund
     Limited Term Bond Fund
     MidCap Fund
     Tax-Exempt Bond Fund
     Tax-Exempt Cash Management Fund
     Utilities Fund
     ------------------------------------------------------------------------

     As of November 30, 1997, the Officers and Directors of each Fund as a group owned less than 1% of the outstanding shares of any of the Funds. Other than as noted in the above table, the Funds knew of no person who owned 5% or more of the shares of any one Fund.

MANAGER AND SUB-ADVISOR

     The Manager of each of the Funds is Principal Management Corporation (formerly known as Princor Management Corporation), a wholly-owned subsidiary of Princor Financial Services Corporation which is a wholly-owned subsidiary of Principal Holding Company. Principal Holding Company is a holding company which is a wholly-owned subsidiary of Principal Mutual Life Insurance Company, a mutual life insurance company organized in 1879 under the laws of the state of Iowa. The address of the Manager is The Principal Financial Group, Des Moines, Iowa 50392-0200. The Manager was organized on January 10, 1969 and since that time has managed various mutual funds sponsored by Principal Mutual Life Insurance Company.


     The Manager has executed an agreement with Invista Capital Management, Inc. ("Invista") under which Invista has agreed to assume the obligations of the Manager to provide investment advisory services for each of the Growth-Oriented Funds (except the Real Estate Fund), the Government Securities Income Fund and the Limited Term Bond Fund. The Manager will reimburse Invista for the cost of providing these services. Invista, an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company and an affiliate of the Manager, was founded in 1985 and manages investments for institutional investors, including Principal Mutual Life Insurance Company. Assets under management at November 30, 1997 were approximately $__._ billion. Invista's address is 1500 Hub Tower, 699 Walnut, Des Moines, Iowa 50309.


     The Manager, Invista and each of the Funds have adopted a Code of Ethics designed to prevent persons with access to information regarding the portfolio trading activity of the Funds from using that information for their personal benefit. In certain circumstances personal securities trading is permitted in accordance with procedures established by the Code of Ethics. The Board of Directors for the Manager, Invista and each of the Funds periodically reviews the Code of Ethics.

     Each of the persons affiliated with a Fund who is also an affiliated person of the Manager or Sub-Advisor is named below, together with the capacities in which such person is affiliated:

                                       Office Held With                       Office Held With
       Name                                Each Fund                         The Manager/Invista
       ----                          ----------------------               ----------------------
Michael J. Beer             Financial Officer                   Vice President and Chief Operating Officer (Manager)
Arthur S. Filean            Vice President and Secretary        Vice President (Manager)
Ernest H. Gillum            Assistant Secretary                 Assistant Vice President, Registered Products
                                                                  (Manager)
J. Barry Griswell           Director and Chairman               Director and Chairman of
                              of the Board                        the Board (Manager)
Stephan L. Jones            Director and President              Director and President (Manager)
Ronald E. Keller            Director                            Director (Manager)
                                                                  Director and Chairman of
                                                                  the Board (Invista)
Michael D. Roughton         Counsel                             Counsel (Manager; Invista)

COST OF MANAGER'S SERVICES

     For providing the investment advisory services, and specified other services, the Manager, under the terms of the Management Agreement for each Fund, is entitled to receive a fee computed and accrued daily and payable monthly, at the following annual rates:

                                                             Net Asset Value of Fund

                                        First           Next            Next           Next            Over
                                    $100,000,000    $100,000,000    $100,000,000   $100,000,000    $400,000,000
Balanced, High Yield,
and Utilities Funds                     .60%            .55%             .50%           .45%            .40%
International Emerging Markets Fund    1.25%           1.20%            1.15%          1.10%           1.05%
International Fund                      .75%            .70%             .65%           .60%            .55%
International SmallCap Fund            1.20%           1.15%            1.10%          1.05%           1.00%
MidCap Fund                             .65%            .60%             .55%           .50%            .45%
Real Estate Fund                        .90%            .85%             .80%           .75%            .70%
SmallCap Fund                           .85%            .80%             .75%           .70%            .65%
All Other Funds                         .50%            .45%             .40%           .35%            .30%

     There is no assurance that any of the Funds' net assets will reach sufficient amounts to be able to take advantage of the rate decreases. The net asset value of each Fund on October 31, 1997 and the rate of the fee for each Fund for investment management services as provided in the Management Agreement for the fiscal year then ended were as follows:

  ------------------------------------------------------------------------------
                                                                Management Fee
                                        Net Assets as of   For Fiscal Year Ended
               Fund                     October 31, 1997     October 31, 1997
               ----                     ----------------     ----------------

    Balanced Fund                                 $                   %
    Blue Chip
    Fund
    Bond Fund
    Capital Value Fund
    Cash Management Fund
    Government Securities Income Fund
    Growth Fund
    High Yield Fund
    International Fund
    International Emerging Markets Fund
    International SmallCap Fund
    Limited Term Bond Fund
    MidCap Fund
    Tax-Exempt Bond Fund
    Tax-Exempt Cash Management Fund
    Utilities Fund
  * Before waiver.
  ------------------------------------------------------------------------------

     Under a Sub-Advisory Agreement between Invista and the Manager, Invista performs all the investment advisory responsibilities of the Manager under the Management Agreement for the Growth-Oriented Funds, the Government Securities Income Fund, the Limited Term Bond Fund and the Utilities Fund and is reimbursed by the Manager for the cost of providing such services.

     The Manager pays for office space, facilities and simple business equipment and the costs of keeping the books of the Fund. The Manager also compensates all personnel who are officers and directors, if such officers and directors are also affiliated with the Manager.

     Each Fund pays all its other corporate expenses incurred in the operation of the Fund and the continuous public offering of its shares, but not selling expenses. Among other expenses, the Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of stock issue and transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated directors, and costs of shareholder meetings. The Manager pays most of these expenses in the first instance, and is reimbursed for them by the Fund as provided in the Management Agreement. The Manager also is responsible for the performance of certain of the functions described above, such as transfer and dividend disbursement and administration of shareholder accounts, the cost of which the Manager is reimbursed by the Fund.

     Fees paid for investment management services during the periods indicated were as follows:

--------------------------------------------------------------------------------
                                                Management Fees For
                                            Fiscal Years Ended October 31,
                Fund                    1997           1996               1995
                ----                    ----           ----               ----
Balanced Fund                            $        $  404,461         $  330,469
Blue Chip Fund                                       212,845            154,603
Bond Fund                                            534,366*           489,133*
Capital Value Fund                                 1,671,502          1,380,466
Cash Management                                    2,555,687*         1,980,472*
Government Securities Income Fund                  1,223,631          1,165,241
Growth Fund                                        1,040,897            701,276
High Yield Fund                                      159,773            129,542
International Emerging Markets Fund
International Fund                                 1,154,783            881,227
International SmallCap Fund
Limited Term Bond Fund                                18,619***
MidCap Fund                                        1,293,848            772,512
Tax-Exempt Bond Fund                                 888,967            828,825
Tax-Exempt Cash Management Fund                      451,467*           471,994*
Utilities Fund                                       375,780*           367,403*

 *Before waiver.
**Period  from  February 29, 1996 (Date  Operations  Commenced)  through
  October 31, 1996.
--------------------------------------------------------------------------------

     The Manager waived $__________ and $25,970 of its fee for the Limited Term Bond Fund for the year ended October 31, 1997 and the period ended October 31, 1996, respectively. The Manager waived $_________, $28,413 and $86,318 of its fee for the Bond Fund for the years ended October 31, 1997, 1996 and 1995, respectively. The Manager also waived $__________, $76,266 and $138,673 of its fee for the Tax-Exempt Cash Management Fund for the years ended October 31, 1997, 1996 and 1995, respectively. The Manager also waived $__________, $13,242 and $296,359 of its fee for the Cash Management Fund for the years ended October 31, 1997, 1996 and 1995, respectively. The Manager also waived $________, $61,622 and $152,483 of its fee for the Utilities Fund for the years ended October 31, 1997, 1996 and 1995, respectively.

     Costs reimbursed to the Manager during the periods indicated for providing other services pursuant to the Management Agreement were as follows:

------------------------------------------------------------------------------
                                              Reimbursement by Fund
                                              of Certain Costs For
                                          Fiscal Years Ended October 31,
 Fund                                 1997          1996              1995
 ----                                 ----          ----              ----

 Balanced Fund                          $        $  251,542       $  220,147
 Blue Chip Fund                                     206,942          146,409
 Bond Fund                                          221,648          213,198
 Capital Value Fund                                 567,786          510,906
 Cash Management Fund                             1,762,455        1,494,200
 Government Securities Income Fund                  394,360          435,625
 Growth Fund                                        837,917          584,133
 High Yield Fund                                     66,305           86,915
 International Emerging Markets Fund
 International Fund                                 598,305          525,897
 International SmallCap Fund
 Limited Term Bond Fund                              32,982*
 MidCap Fund                                        942,986          612,488
 Tax-Exempt Bond Fund                               145,931          193,662
 Tax-Exempt Cash Management Fund                    205,099          214,963
 Utilities Fund                                     288,489          211,232

*Period from February 29, 1996 (Date Operations  Commenced)  through
 October 31, 1996.
------------------------------------------------------------------------------

NOTE: The Manager voluntarily waived a portion of its fee for the Limited Term Bond Fund from the date operations commenced and intends to continue such waiver and, if necessary, pay expenses normally payable by the Limited Term Bond Fund through the period ending February 28, 1998 in an amount that will maintain a total level of operating expenses, which as a percent of average net assets attributable to a class on an annualized basis will not exceed .90% for the Class A shares, 1.25% for the Class B shares and 1.50% for the Class R shares. The effect of the waiver was and will be to reduce the Fund's annual operating expenses and increase the Fund's yield and effective yield.

NOTE: The Manager voluntarily waived a portion of its management fees for Principal Cash Management Fund, Inc. and Principal Tax-Exempt Cash Management Fund, Inc. throughout the fiscal years ended October 31, 1997, 1996 and 1995. The Manager intends to continue its voluntary waiver and, if necessary, pay expenses normally payable by each of these Funds through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percentage of average net assets attributable to a class on an annualized basis during such periods will not exceed 0.75% of each Fund's Class A shares, 1.50% of each Fund's Class B shares and 1.25% of Principal Cash Management Fund, Inc.'s Class R shares. The effect of the waiver was and will be to reduce each Fund's annual operating expenses and increase each Fund's yield and effective yield.

NOTE: The Manager voluntary waived a portion of its fee for Principal Bond Fund through February 28, 1993 in an amount that maintained a total level of operating expenses for the Fund that did not exceed .90% of the Fund's average net assets on an annualized basis during such period. The Manager waived a portion of its fee for the period beginning March 1, 1993 and intends to continue such waiver through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis during such period did not and will not exceed 0.95% of the Fund's Class A shares, 1.70% of the Fund's Class B shares and 1.45% of the Fund's Class R shares. The effect of the waiver was and will be to reduce the Fund's annual operating expenses and increase the Fund's yield.

NOTE: The Manager voluntarily waived a portion of its fee for the Utilities Fund from the date operations commenced and continued such waiver through the period ending February 28, 1995 in an amount that maintained a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis did not exceed 1.00% of the Fund's Class A shares and did not exceed 1.75% of the Fund's Class B shares. The Manager continued its voluntary waiver for the period beginning March 1, 1995 and ended February 29, 1996 in an amount that maintained a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis did not exceed 1.10% of the Fund's Class A shares and 1.85% of the Fund's Class B shares. The Manager continued its voluntary waiver for the period beginning March 1, 1996 and intends to continue such waiver and, if necessary, pay expenses normally payable by the Fund through February 28, 1998 in an amount that will maintain a total level of operating expenses which as a percentage of the Fund's average net assets attributable to a class on an annualized basis did not and will not exceed 1.15% of the Fund's Class A shares, 1.90% of the Fund's Class B shares and 1.65% for the Fund's Class R shares.

     The Management Agreements and the Investment Service Agreements, pursuant to which Principal Mutual Life Insurance Company has agreed to furnish certain personnel, services and facilities required by the Manager, and the Sub-Advisory Agreements for each of the Growth-Oriented Funds (except Real Estate and SmallCap Funds), the Government Securities Income Fund and the Limited Term Bond Fund were last approved by the Board of Directors for each of the Funds on September 8, 1997. Each of these agreements for the Real Estate Fund, which are dated June 9, 1997, and for the SmallCap Fund, which are dated September 8, 1997, provide for continuation in effect until the conclusion of the first meeting of shareholders of the Funds, and if approved by a vote of the outstanding voting securities of the Funds, shall continue in effect in the same manner as such agreements for the other Principal Funds. Each of these agreements provides for continuation in effect from year to year only so long as such continuation is specifically approved at least annually either by the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities of the Fund, provided that in either event such continuation shall be approved by vote of a majority of the Directors who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Manager, Principal Mutual Life Insurance Company or its subsidiaries or the Fund, cast in person at a meeting called for the purpose of voting on such approval. The Agreements may be terminated at any time on 60 days written notice to the Manager by the Board of Directors of the Fund or by a vote of a majority of the outstanding securities of the Fund and by the Manager, Invista or Principal Mutual Life Insurance Company, as the case may be, on 60 days written notice to the Fund. The Agreements will automatically terminate in the event of their assignment.

     The Manager assumed management of the International Fund's portfolio on August 1, 1988. Prior to that time, the previous Investment Advisor for the World Fund, as compensation for its services to the Fund, had been receiving monthly compensation in the form of an advisory fee at an annual rate of 1/2 of 1% of the average daily net assets of the Fund. In addition, the Investment Advisor received an annual fee, paid monthly, for the administrative services at an annual rate of 1.5% of the first $10,000,000 of the Fund's average net assets during the month preceding each payment, decreasing to 1% on assets in excess of $10,000,000 and 1/2 of 1% of the Fund's assets in excess of $30,000,000. Overall, the Fund's aggregate expenses for any fiscal year other than taxes, brokerage fees, Directors' fees, commissions, and extraordinary expenses, such as litigation, could not exceed 2% of the first $10,000,000 of the Fund's total net assets, 1.5% of the next $20,000,000 and 1% of the Fund's total net assets in excess of $30,000,000. The aggregate of these two fees could have amounted to a maximum of 2.0% of net assets, which is higher than most funds pay as an advisory fee; however, the administrative services fee included payment for certain expenses most other funds are required to pay themselves. Under the prior agreement, when the accrued amount of such expenses exceeded the 2% limit the monthly payment to the Advisor was reduced by the amount of such excess. For the seven-month period ended July 31, 1988, the Fund paid the previous Investment Advisor $9,811 for investment advisory services and $29,433 for administrative services and other expenses.

BROKERAGE ON PURCHASES AND SALES OF SECURITIES

     In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Fund's Manager or Sub-Advisor is to obtain the best overall terms. In pursuing this objective, the Manager or Sub-Advisor considers all matters it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and executing capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis). This may mean in some instances that the Manager or Sub-Advisor will pay a broker commissions that are in excess of the amount of commission another broker might have charged for executing the same transaction when the Manager or Sub-Advisor believes that such commissions are reasonable in light of (a) the size and difficulty of transactions (b) the quality of the execution provided and (c) the level of commissions paid relative to commissions paid by other institutional investors. (Such factors are viewed both in terms of that particular transaction and in terms of all transactions that broker executes for accounts over which the Manager or Sub-Advisor exercises investment discretion. The Manager or Sub-Advisor may purchase securities in the over-the-counter market, utilizing the services of principal market makers, unless better terms can be obtained by purchases through brokers or dealers, and may purchase securities listed on the New York Stock Exchange from non-Exchange members in transactions off the Exchange.) The Manager or
Sub-Advisor gives consideration in the allocation of business to services performed by a broker (e.g. the furnishing of statistical data and research generally consisting of information of the following types: analyses and reports concerning issuers, industries, economic factors and trends, portfolio strategy and performance of client accounts). If any such allocation is made, the primary criteria used will be to obtain the best overall terms for such transactions. The Manager or Sub-Advisor may pay additional commission amounts for research services. Such ees and the Manager or Sub-Advisor may use it in servicing some or all of the accounts it manages. Some statistical data and research information may not be useful to the Manager or Sub-Advisor in managing the client account, brokerage for which resulted in the Manager's or Sub-Advisor's receipt of the statistical data and research information. However, in the Manager's or Sub-Advisor's opinion, the value thereof is not determinable and it is not expected that the Manager's or Sub-Advisor's expenses will be significantly reduced since the receipt of such statistical data and research information is only supplementary to the Manager's or Sub-Advisor's own research efforts. The Manager or Sub-Advisor allocated portfolio transactions for the Funds indicated in the following table to certain brokers during the fiscal year ended October 31, 1997 due to research services provided by such brokers. The table also indicates the commissions paid to such brokers as a result of these portfolio transactions.

          --------------------------------------------
              Fund                   Commissions Paid
              ----                   ----------------
           Balanced                     $
           Blue Chip
           Capital Accumulation
           Emerging Growth
           Growth
           High Yield
           World
          --------------------------------------------

     Purchases and sales of debt securities and money market instruments usually will be principal transactions; portfolio securities will normally be purchased directly from the issuer or from an underwriter or marketmaker for the securities. Such transactions are usually conducted on a net basis with the Fund paying no brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and the purchases from dealers serving as marketmakers will include the spread between the bid and asked prices.

     The following table shows the brokerage commissions paid during the periods indicated. In each year, 100% of the commissions paid by each Fund went to broker-dealers which provided research, statistical or other factual information.

-------------------------------------------------------------------------------
                                            Total Brokerage Commissions Paid
                                               During Fiscal Years Ended
                                                      October 31,
  Fund                                    1997         1996            1995
  ----                                    ----         ----            ----
  Balanced Fund                             $        $ 41,537         $ 34,622
  Blue Chip Fund                                       17,198           21,040
  Capital Value Fund                                  375,742          335,720
  Growth Fund                                          64,704           56,733
  International Emerging Markets Fund*
  International Fund                                  338,670          360,682
  International SmallCap Fund*                            N/A              N/A
  MidCap Fund                                          99,466           59,471
  Utilities Fund                                       70,140           27,861

* Period  from  August 14, 1997 (date  operations  commenced)  through
  October 31, 1997.
-------------------------------------------------------------------------------

Brokerage commissions paid to affiliates during the year ended October 31, 1997 were as follows:

                     Commissions Paid to Principal Financial Securities, Inc.
-------------------------------------------------------------------------------

                   Total Dollar   As Percent of     As Percent of Dollar Amount
         Fund         Amount    Total Commissions of Commissionable Transactions
         ----         ------    ----------------- ------------------------------

Capital Value Fund      $               %                          %
Utilities Fund                          %                          %
                            Commissions Paid to Morgan Stanley and Co.
-------------------------------------------------------------------------------
                   Total Dollar   As Percent of     As Percent of Dollar Amount
         Fund         Amount    Total Commissions of Commissionable Transactions
         ----         ------    ----------------- ------------------------------
Balanced Fund             $             %                         %
Blue Chip Fund                          %                         %
Capital Value Fund                      %                         %
International Fund                      %                         %
MidCap Fund                             %                         %

     Morgan Stanley and Co. is affiliated with Morgan Stanley Asset Management, Inc., which acts as sub-advisor to two mutual funds included in the Fund complex.


     The Manager acts as investment advisor for each of the funds sponsored by Principal Mutual Life Insurance Company and it, or Invista where Invista acts as sub-advisor, places orders to trade portfolio securities for each of these Funds. If, in carrying out the investment objectives of the funds, occasions arise when purchases or sales of the same equity securities are to be made for two or more of the funds at the same time (or, in the case of accounts managed by Invista, for two or more Funds and any other accounts managed by Invista), the Manager or Invista may submit the oders to purchase or, whenever possible, to sell, to a broker/dealer for execution on an aggregate or "bunched" basis. The Manager (or, in the case of accounts managed by Invista, Invista) may create several aggregate or "bunched" orders relating to a single security at different times during the same day. On such occassions, the Manager (or, in the case of accounts managed by Invista, Invista) will employ a computer program to randomly order the accounts whose individual orders for purchase or sale make up each aggregate or "bunched" order. Securities purchased or proceeds of sales received on each trading day with respect to each such aggregate or "bunched" order shall be allocated to the various funds (or, in the case of Invista, the various Funds and other client accounts) whose individual orders for purchase or sale make up the aggregate or "bunched" order by filling each Fund's (or, in the case of Invista, each Fund's or other client account's) order in the sequence arrived at by the random ordering.Securities purchased for funds (or, in the case of Invista, (Funds and other client accounts) participating in an aggregate or "bunched" order will be placed into those Funds and where applicable, other client accounts at a price equal to the average of the prices achieved in the course of filling that aggregate or "bunched" order.


     If purchases or sales of the same debt securities are to be made for two or more of the Funds at the same time, the securities will be purchased or sold proportionately in accordance with the amount of such security sought to be purchased or sold at that time for each Fund.

HOW TO PURCHASE SHARES

     Each Fund, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, offers investors three classes of shares which bear sales charges in different forms and amounts: Class A, Class B and Class R shares. The Tax-Exempt Bond Fund offers only Class A and Class B shares. The Tax-Exempt Cash Management Fund offers only Class A shares. Class A Shares. An investor who purchases less than $1 million of Class A shares (except Class A shares of the Money Market Funds) pays a sales charge at the time of purchase. As a result, such shares are not subject to any charges when they are redeemed. An investor who purchases $1 million or more of Class A shares does not pay a sales charge at thetime of purchase. However, a redemption of such shares occurring within 18 months from the date of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rate of .75% (.25% for the Limited Term Bond Fund) the lesser of the value of the shares redeemed (exclusive of reinvested dividend and capital gain distributions) or the total cost of such shares. Shares subject to the CDSC which are exchanged into another Principal Fund will continue to be subject to the CDSC until the original 18 month period expires. However no CDSC is payable with respect to redemption of Class A shares used to fund a Princor 401(a) or Princor 401(k) retirement plan, except redemptions resulting from the termination of the plan or transfer of plan assets. In addition, the CDSC will be waived in connection with 1) redemption of shares from retirement plans to satisfy minimum distribution rules under the Code or 2) shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class A shares of a particular Fund on the last business day of December of each year to be withdrawn automatically in equal monthly installments throughout the year. Certain purchases of Class A shares qualify for reduced sales charges. Class A shares for each Fund, except the Money Market Funds, currently bear a 12b-1 fee at the annual rate of up to 0.25% (0.15% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class A shares. See "Distribution Plan."


     Class B Shares. Class B shares are purchased without an initial sales charge, but are subject to a declining CDSC of up to 4% (1.25% for the Limited Term Bond Fund) if redeemed within six years. Class B shares purchased under certain sponsored Princor plans established after February 1, 1998, are subject to a CDSC of up to 3% if redeemed within five years of purchase. (See Statement of Additional Information for discussion of sponsored Princor plans.) See "Offering Price of Funds' Shares." Class B shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net assets attributable to Class B shares. See "Distribution Plan." Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A sharesdue to the higher 12b-1 fee. Class B shares will automatically convert into Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 85th month after the purchase date. Class B shares acquired by exchange from Class B shares of another Principal Fund will convert into Class A shares based on the time of the initial purchase. At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class B shares converting into Class A shares bears to the shareholder's total Class B shares that were not acquired through dividends and distributions. The conversion of Class B shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class B shares would continue to be subject to higher expenses than Class A shares for an indefinite period.


     Purchasing Class A and Class B shares. Purchases are generally made through registered representatives of Princor or other dealers it selects. If an order and check are properly submitted to Princor, the shares will be offered at the offering price next computed after the order and check are received at Princor's main office. If fund shares are purchased by telephone order or electronic means and thereafter settled by delivery of a check or a payment by wire, the shares so purchased will be issued at the offering price next computed after the telephone or electronic order are received at Princor's main office. If an order and check are submitted through a selected dealer, the shares will be issued in accordance with the following: An order accepted by a dealer on any day before the close of the New York Stock Exchange and received by Princor before the close of its business on that day will be executed at the offering price computed of the close of the Exchange on that day. An order accepted by such dealer after the close of the Exchange and received by Princor before its closing on the following business day will be executed at the offering price computed as of the close of the Exchange on such following business day. Dealers have the responsibility to transmit orders to Princor promptly. After an open account has been established, purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor.

     Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to eight days or more. Investors considering redeeming or exchanging shares or transferring shares to another person shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

     Which arrangement between Class A and Class B Shares is better for an investor? The decision as to which class of shares provides a more suitable investment for an investor depends on a number of factors, including the amount and intended length of the investment. Investors making investments that qualify for reduced sales charges might consider Class A shares. Investors who prefer not to pay an initial sales charge and who plan to hold their investment for more than seven years might consider Class B shares. Orders from individuals for Class B shares for $250,000 or more will be treated as orders for Class A shares unless the shareholder provides written acknowledgment that the order should be treated as an order for Class B shares. Sales personnel may receive different compensation depending on which class of shares are purchased.

     Class R Shares. Class R shares are purchased without an initial sales charge or a contingent deferred sales charge ("CDSC"). Class R shares bear a higher 12b-1 fee than Class A shares, currently at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares. See "Distribution and Shareholder Servicing Plans and Fees." Class R shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion to Class A shares) will have a higher expense ratio and pay lower dividends than Class A shares due to the higher 12b-1 fee. Class R shares will automatically convert to Class A shares, based on relative net asset value (without a sales charge), on the first business day of the 49th month after the purchase date. Class R shares acquired by exchange from Class R shares of another Principal Fund will convert into Class A shares based on the time of the initial purchase. (See "How to Exchange Shares".) At the same time, a pro rata portion of all shares purchased through reinvestment of dividends and distributions would convert into Class A shares, with that portion determined by the ratio that the shareholder's Class R shares converting into Class A shares bears to the shareholder's total Class R shares that were not acquired through dividends and distributions. The conversion of Class R shares to Class A shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for Federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class R shares to Class A shares will not occur if such ruling or opinion is not available. In such event, Class R shares would continue to be subject to higher expenses that Class A shares for an indefinite period.


     Purchasing Class R Shares. Class R shares are offered only to: (1) people who receive lump sum distributions from certain retirement plans administered by Principal Mutual Life Insurance Company under the terms of a written service agreement ("Administered Employee Benefit Plans" or "AEBP") to fund Individual Retirement Accounts ("IRA's") and to shareholders of Class R shares for any purpose; and (2) mortgagors of mortgages serviced by Principal Mutual Life Insurance Company, its subsidiaries or affiliates. Purchases are generally made by completing an Account Application or a Princor IRA Application and mailing it to Princor. Shares will be issued at the offering price next computed after the application is received at Princor's main office and Princor receives the amount to be invested. Generally, the initial amount to be invested in a Princor IRA will be directly transferred to Princor from the AEBP. However, in some cases the investor will purchase shares by check. If investing by check, shares will be issued at the offering price next computed after the completed application and check are received at Princor's main office. Subsequent purchases will be executed at the price next computed after receipt of the investor's check at Princor's main office. All orders are subject to acceptance by the Fund or Funds and Princor.


     Redemptions by shareholders investing by check will be effected only after payment has been collected on the check, which may take up to 15 days or more. Investors considering redeeming or exchanging shares shortly after purchase should pay for those shares with a certified check, bank cashier's check or money order to avoid any delay in redemption, exchange or transfer.

OFFERING PRICE OF FUNDS' SHARES

     The Funds offer their respective shares continuously through Princor, which is the principal underwriter for the Funds and sells shares as agent on behalf of the Funds. Princor may select other dealers through which shares of the Funds may be sold. Certain dealers may not sell all classes of shares.

     Class A shares

     Class A shares of the Money Market Funds are sold to the public at net asset value; no sales charge applies to purchases of the Money Market Funds. Class A shares of the Growth-Oriented and Income-Oriented Funds, except the Limited Term Bond Fund, are sold to the public at the net asset value plus a sales charge which ranges from a high 4.75% to a low of 0% of the offering price (equivalent to a range of 4.99% to 0% of the net amount invested) according to the schedule below. Class A shares of the Limited Term Bond Fund are sold to the public at the net asset value plus a sales charge which ranges from a high of 1.50% to a low of 0% of the offering price according to the schedule below. Selected dealers are allowed a concession as shown. At Princor's discretion, the entire sales charge may at times be reallowed to dealers. In some situations, depending on the services provided by the dealer, the concession may be less. Any dealer allowance on purchases not involving a sales charge will be determined by Princor. Upon notice to all broker-dealers with whom it has a selling agreement, Princor may allow to broker-dealers electing to participate up to the full applicable sales charge, as shown in the table below, during periods and for transactions specified in such notice, and such reallowances may be based in whole or in part upon attainment of minimum sales levels. Certain commercial banks may make shares of the Funds available to their customers on an agency basis. Pursuant to the agreements between Princor and such banks all or a portion of the sales charge paid by a bank customer in connection with a purchase of Fund shares may be retained by or remitted to the bank. The Glass-Steagall Act prohibits banks from underwriting securities, including fund shares; the Act does, however, permit certain agency transactions and banking regulators have ruled that these particular agency transactions are not prohibited under the Act. The Fund will obtain a representation from the banks doing business in Texas or dealing with Texas residents that they will be licensed as dealers as required by the Texas Securities Act, or that they will not engage in activities which would constitute acting as a "dealer" as defined under the Act.

                                          Sales Charge for
                                          All Funds Except           Sales Charge for            Dealer Allowance as
                                         Limited Term Bond Fund     Limited Term Bond Fund       % of Offering Price
                                         Sales Charge as % of:       Sales Charge as % of:      All Funds        Limited
                                         Offering     Amount        Offering       Amount     Except Limited       Term
         Amount of Purchase               Price       Invested        Price       Invested   Term Bond Fund     Bond Fund
         ------------------               -----       --------        -----       --------   --------------     ---------
Less than $50,000                         4.75%         4.99%         1.50%         1.52%          4.00%           1.25%
$50,000 but less than $100,000            4.25%         4.44%         1.25%         1.27%          3.75%           1.00%
$100,000 but less than $250,000           3.75%         3.90%         1.00%         1.01%          3.25%           0.75%
$250,000 but less than $500,000           2.50%         2.56%         0.75%         0.76%          2.00%           0.50%
$500,000 but less than $1,000,000         1.50%         1.52%         0.50%         0.50%          1.25%           0.25%
$1,000,000 or more                   No Sales Charge     0%      No Sales Charge      0%            .75%           0.25%

     Rights of Accumulation. The applicable sales charge is determined by adding the current net asset value of any Class A shares and Class B shares already owned by the investor to the amount of the new purchase. The corresponding percentage factor in the schedule is then applied to the entire amount of the new purchase. For example, if an investor currently owns Class A or Class B shares with a value of $5,000 and makes an additional investment of $45,000 in Class A shares of a Growth-Oriented Fund (the total of which equals $50,000), the charge applicable to the $45,000 investment would be 4.25% of the offering price. If the investor purchases shares of more than one Principal Fund at the same time, those purchases are aggregated and added to the net asset value of the shares of Principal Funds already owned by the investor to determine the sales charge for the new purchase. Class A shares of the Money Market Funds are not counted in determining either the amount of a new purchase or the current net asset value of shares already owned, unless the shares of the Money Market Funds were acquired in exchange for shares of other Principal Funds. If the investor purchases shares from a broker/dealer other than Princor, the dealer should be advised of any shares already owned.

     Investments made by an individual, or by an individual's spouse and dependent children purchasing shares for their own account or by a trust primarily for the benefit of such persons, or by a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee-benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code) will be treated as investments made by a single investor in calculating the sales charge. Other groups (as allowed by rules of the Securities and Exchange Commission) may be considered for a reduced sales charge. An investor whose new account qualifies for a reduced charge on the basis of other accounts owned by the individual, spouse or children, should be certain to identify those accounts at the time of the new application.

     Statement of Intention. Another method is available by which a purchaser may qualify for a reduced sales charge on the purchase of Class A shares of the Funds. A purchaser may execute a Statement of Intention indicating the total amount (excluding reinvested dividends and capital gains distributions) intended to be invested (including all investments for the account of the spouse and dependent children or trusts for the benefit of such persons) in Class A shares (except Class A shares of the Money Market Funds) and Class B shares of the Funds within a thirteen-month period (two-year period if the intended investment is made by a trustee of a Section 401(a) plan or is equal to or greater than $1 million). The Statement of Intention may be submitted by a shareholder other than a trustee of a 401(a) plan, within 90 days after the date of the first purchase to be included within the Statement of Intention period. A trustee of a 401(a) plan must submit the Statement of Intention at the time the first plan purchase is made; the Statement of Intention may not be submitted after the initial plan purchase and the 90 day backdating is not available. The Statement of Intention period will begin on the date of the first purchase included for purposes of satisfying the statement. When an existing shareholder submits a Statement of Intention, the net asset value of all Class A shares (except Class A shares of the Money Market Funds) and Class B shares in that shareholder's account or accounts combined for rights of accumulation purposes, is added to the amount that has been indicated will be invested during the applicable period, and the sales charge applicable to all purchases of Class A shares made under the Statement of Intention is the sales charge which will apply to a single purchase of this total amount.

     A Statement of Intention may be entered into for any amount provided such amount, when added to the net asset value of any shares already held, equals or is in excess of the amount needed to qualify for a reduced sales charge. In the event a shareholder invests an amount in excess of the indicated amount, such excess will be allowed any further reduced sales charge for which it qualifies.

     The Statement of Intention provides for a price adjustment if the amount actually invested is less than the amount specified therein. Sufficient Class A shares belonging to the shareholder, other than a shareholder that is 401(a) qualified plan trustee, will be held in escrow in the shareholder's account by Princor to make up any difference in sales charges based on the amount actually purchased. If the intended investment is completed within the thirteen-month period (or two-year period), such shares will be released to the shareholder. If the total intended investment is not completed within that period shares will, to the extent necessary, be redeemed and the proceeds used to pay the additional sales charge due. A shareholder that is 401(a) qualified plan trustee will be billed by Princor Financial Services Corporation for any additional sales charge due at the end of the two-year period. In any event, the sales charge applicable to these purchases will be no more than the applicable sales charge had the shareholder made all of such purchases at one time. The Statement of Intention does not constitute an obligation on the shareholder to purchase, nor the Funds to sell, the amount indicated.

     Purchases at Net Asset Value. The following may purchase Class A shares of the Growth-Oriented Funds and Income-Oriented Funds at the net asset value, without a sales charge: (1) Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries; (2) Active and retired directors, officers and employees of the Fund, Principal Mutual Life Insurance Company, and directly and indirectly owned subsidiaries of Principal Mutual Life Insurance Company (including full-time insurance agents of, and persons who have entered into insurance brokerage contracts with, Principal Mutual Life Insurance Company and its directly and indirectly owned subsidiaries and employees of such persons); (3) The Principal Financial Group Employee's Credit Union; (4) Non-ERISA investment advisory clients of Invista Capital Management, Inc., an indirectly wholly-owned subsidiary of Principal Mutual Life Insurance Company;
(5) Sales representatives and employees of sales representatives of the Distributor or other dealers through which shares of the Fund are distributed;
(6) Spouses, surviving spouses and dependent children of the foregoing persons; and (7) Trusts primarily for the benefit of the foregoing individuals; (8) certain "wrap accounts" for the benefit of clients of Princor and other Broker dealers or financial planners selected by Princor; (9) Unit Investment Trusts sponsored by Principal Mutual Life Insurance Company, and/or its directly or indirectly owned subsidiaries; and (10) certain employee welfare benefit plan customers of Principal Mutual Life Insurance Company for whom Plan Deposit Accounts are established.

     Each of the Funds, except Principal Tax-Exempt Bond Fund and Principal Tax-Exempt Cash Management Fund, have obtained an exemptive order from the Securities and Exchange Commission ("SEC") to permit each Fund to offer its shares at net asset value to participants of certain annuity contracts issued by Principal Mutual Life Insurance Company. In addition, each of these Funds are available at net asset value to the extent the investment represents the proceeds from a total surrender of certain unregistered annuity contracts issued by Principal Mutual Life Insurance Company and for which Principal Mutual Life Insurance Company waives any applicable contingent deferred sales charges or other contract surrender charges.

     In addition, investors who are clients of a registered representative of Princor or other dealers through which shares of the Funds are distributed and who has become affiliated with Princor or such other dealer within 180 days of the date of the purchase of Class A shares of the Funds may purchase such shares at net asset value provided that (i) the purchase is made within the first 180 days of the registered representative's affiliation with the firm involved (as certified by an officer or partner of the firm); and (ii) the investment represents the proceeds of a redemption within that 180 day period of shares of another investment company the purchase of which included a front-end sales charge or the redemption of which included a contingent deferred sales charge; and (iii) the investor indicates on the account application that the purchase qualifies for a net asset value purchase and forwards to Princor either (a) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of Princor, or (b) a copy of the confirmation from the other investment company showing the redemption transaction. In the case of a wire purchase pursuant to this provision, a copy of the confirmation from the other investment company showing the redemption must be forwarded to and received by Princor within 21 days following the date of purchase. If the confirmation is not provided within the 21-day period, a sufficient number of shares will be redeemed from the shareholder's account to pay the otherwise applicable sales charge. Investors availing themselves of this option should be aware that a redemption from another mutual fund will be a taxable event and may be subject to a surrender charge imposed by that fund.

     Also during the period beginning December 1, 1997 and ending January 31, 1998, investors may purchase Class A shares of the Funds at net asset value to the extent that this investment represents the proceeds of a redemption, within the preceding 60 days, of shares (the purchase price of which shares included a front-end sales charge on the redemption of which was subject to a contingent deferred sales charge) of another investment company. This provision does not apply to purchase of Class A shares used to fund a defined contribution plan. When making a purchase at net asset value pursuant to this provision, the investor must indicate on the account application that the purchase qualifies for a net asset value purchase and must forward to Princor either (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of Princor Financial Services Corporation, or (ii) a copy of the confirmation from the other investment company showing the redemption transactions. In the case of a wire purchase pursuant to this provision, a copy of the confirmation from the other investment company showing the redemption must be forwarded to and received by Princor within 21 days following the date of purchase. If the confirmation is not provided within the 21-day period, a sufficient number of shares will be redeemed from the shareholder's account to pay the otherwise applicable sales charge.

     Purchases at a Reduced Sales Charge. A reduced sales charge is also available for purchases of Class A shares of the Funds, except the Limited Term Bond Fund, to the extent that the investment represents either the proceeds from a total surrender of a Pension Builder Annuity Contract ( an unregistered fixed annuity contract issued by Principal Mutual Life Insurance Company) or the death benefit proceeds of one or more life insurance policies or annuity contracts (other than an annuity contract issued to fund an employer-sponsored retirement plan that is not a SEP, salary deferral 403(b) plan or HR-10 plan) of which the shareholder is a beneficiary if one or more of such policies or contracts is issued by Principal Mutual Life Insurance Company, or any directly or indirectly owned subsidiary of Principal Mutual Life Insurance Company, and such investment is made in any Principal Fund within one year after the date of death of the insured. (Shareholders should seek advice from their tax advisors regarding the tax consequences of distributions from annuity contracts.) Such shares may be purchased at net asset value plus a sales charge which ranges from a high of 2.50% to a low of 0% of the offering price (equivalent to a range of 2.56% to 0% of the net amount invested) according to the schedule below:

--------------------------------------------------------------------------------
                                 Sales Charge as a % of:
                                                     Net   Dealer Allowance as %
                                       Offering    Amount       of Offering
     Amount of Purchase                 Price     Invested         Price
     ------------------                 -----     --------         -----
               Less than $500,000       2.50%       2.56%          2.10%
$500,000 but less than $1,000,000       1.50%       1.52%          1.25%
               $1,000,000 or more  No Sales Charge    0%            .75%
--------------------------------------------------------------------------------

Sales Charges for Employer-Sponsored Plans

     Administered Employee Benefit Plans. Class A shares of the Growth-Oriented Funds and Income-Oriented Funds, except Principal Limited Term Bond Fund and, in certain circumstances, Principal Tax-Exempt Bond Fund which is not available for certain retirement plans, are sold at net asset value to stock bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Internal Revenue Code of 1986, as amended, certain Section 403(b) Plans, Section 457 Plans and other Non-qualified Plans administered by Principal Mutual Life Insurance Company pursuant to a written service agreement ("Administered Employee Benefit Plans"). The service agreement between Principal Mutual Life Insurance Company and the employer relating to the administration of the plan includes a charge payable by the employer for any commissions which Princor is authorized to pay in connection with such sales. Principal Mutual Life Insurance Company in turn pays the amount of these charges to Princor. The commission payable by Princor in connection with any such sale will be determined in accordance with one of the following schedules:

     ---------------------------------------------------------------------------
                                      Schedule 1
                                      ----------
     ---------------------------------------------------------------------------
         Amount of Plain Contributions*         Amount Payable by Employer as
                 In each year                  a Percent of Plan Contributions
         ------------------------------        -------------------------------
               The first $5,000                           4.50%
                The next $5,000                           3.00%
                The next $5,000                           1.70%
               The next $35,000                           1.40%
               The next $50,000                           0.90%
              The next $400,000                           0.60%
           Excess over $500,000                           0.25%
     ---------------------------------------------------------------------------
                                      Schedule 2
                                      ----------
     ---------------------------------------------------------------------------
              The first $50,000                           3.00%
               The next $50,000                           2.00%
              The next $400,000                           1.00%
            The next $2,500,000                           0.50%
         Excess over $3,000,000                           0.25%
     ---------------------------------------------------------------------------
     * Plan contributions directed to an annuity contract issued by Principal Mutual Life Insurance Company to fund the plan are combined with contributions directed to the Funds to determine the applicable commission charge.
     ---------------------------------------------------------------------------

     Generally, the commission level described in Schedule 2 will apply for salary deferral Plans and the commission level described in Schedule 1 will apply to other plans. No commission will be payable by the employer if shares of the Funds used to fund an Administered Employee Benefit Plan are purchased through a registered representative of Princor Financial Services Corporation who is also a Group Insurance Representative employee of Principal Mutual Life Insurance Company.

     Plans Other than Administered Employee Benefit Plans. Shares of the Funds are offered to fund certain sponsored Princor plans. These plans currently include certain qualified retirement plans (stock bonus, pension or profit sharing plans that meet the requirements for qualification under Section 401 of the Internal Revenue Code of 1986, as amended), SIMPLE IRA Plans, Simplified Employee Pension Plans ("SEPs"), Salary Reduction Simplified Employee Pension Plans ("SAR/SEPs"), Non-Qualified Deferred Compensation Plans, Payroll Deduction Plans ("PDPs"), Plan Term PDP and certain Association Plans. A PDP is an arrangement whereby an employer, or a trustee of a terminating qualified retirement plan enters into a written agreement with Princor permitting the solicitation of its employees or the plan participants. A PDP is not available for 403(b) plans. PDP investments are made by or through an employer/trustee on behalf of the employees/participants by means of periodic payroll deductions, or otherwise. An Association Plan is an arrangement whereby an association enters into a written agreement with Princor permitting the solicitation of the association's members. Other types of sponsored plans may be added in the future.

     When establishing an employer-sponsored plan, the employer chooses whether to fund the plan with either Class A shares or Class B shares. If Class A shares are used to fund the plan, all plan investments will be treated as made by a single investor to determine whether a reduced sales charge is available. The sales charge for purchases of less than $250,000 is 3.75% as a percentage of the offering price and 3.90% of the net amount invested. The regular sales charge table for Class A shares applies to purchases of $250,000 or more. Plan assets will not be combined with investments made outside of the plan by an employee, the employee's spouse and dependent children, or trusts primarily for the benefit of such persons, to determine the sales charge applicable to such investments. Investments made by plan participants outside of the plan will not be included with plan assets to determine the sales charge applicable to the plan.

     If Class B shares are used to fund the plan and a plan participant has $250,000 or more invested in Class B shares, Class A shares will be purchased with plan contributions attributable to the plan participant, unless the plan participant elects otherwise.

     The Funds reserve the right to discontinue offering shares at net asset value and/or at a reduced sales charge at any time for new accounts and upon 60-days notice to shareholders of existing accounts.

     Class B shares


     Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within six years of purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. Subject to the foregoing exclusions, the amount of the charge is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. Therefore, when a share is redeemed, any increase in its value above the initial purchase price is not subject to any CDSC. The amount of the CDSC will depend on the number of years since you invested and the dollar amount being redeemed, according to the following table:


                                    Contingent Deferred Sales Charge as a
                                Percentage of Dollar Amount Subject to Charge
                                ---------------------------------------------
       Years Since Purchase        All Funds Except                                Certain
            Payments Made      Limited Term Bond Fund  Limited Term Bond Fund   Sponsored Plans
       --------------------    ----------------------  ----------------------   ---------------
         2 years or less                  4.0%                  1.25%               3.0%
 more than 2 years, up to 4 years         3.0%                  0.75%               2.0%
 more than 4 years, up to 5 years         2.0%                  0.50%               1.0%
 more than 5 years, up to 6 years         1.0%                  0.25%               None
        more than 6 years                 None                  None                None

     In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the six (five) year period. For information on how sales charges are calculated if shares are exchanged, see "How to Exchanges Shares" in the Prospectus.


     The CDSC will be waived on redemptions of Class B shares in connection with the following types of transactions:

     a.   Shares redeemed due to a shareholder's death;

     b. Shares redeemed due to the shareholder's disability, as defined in the Internal Revenue Code of 1986 (the "Code"), as amended;

     c. Shares redeemed from retirement plans to satisfy minimum distribution rules under the Code;

     d.   Shares redeemed to pay surrender charges;

     e.   Shares redeemed to pay retirement plan fees;

     f. Shares redeemed involuntarily from small balance accounts (values of less than $300);

     g. Shares redeemed through a systematic withdrawal plan that permits up to 10% of the value of a shareholder's Class B shares of a particular Fund on the last business day of December of each year to be withdrawn automatically in equal monthly installments throughout the year;

     h. Shares redeemed from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k) and 415 of the Code; or

     i. Shares redeemed from retirement plans qualified under Section 401(a) of the Code due to the plan participant's death, disability,
          retirement  or  separation   from  service  after  attaining  age  55.

     Underwriting fees from the sale of shares for the periods indicated were as follows:

-------------------------------------------------------------------------------
                                                 Underwriting Fees for
                                            Fiscal Years Ended October 31,
                                         1997         1996             1995
                                         ----         ----             ----
Balanced Fund                          $         $   448,584      $   266,479
Blue Chip Fund                                       469,388          168,419
Bond Fund                                            637,949          476,813
Capital Value Fund                                   988,680          611,180
Cash Management Fund                                   1,013
Government Securities Income Fund                  1,233,811          835,393
Growth Fund                                        1,813,439        1,237,015
High Yield Fund                                      164,687           93,608
International Emerging Markets Fund**
International Fund                                   951,553          739,560
International SmallCap Fund**
Limited Term Bond Fund*                               56,766
MidCap Fund                                        2,112,480        1,293,597
Tax-Exempt Bond Fund                                 698,730          584,221
Tax-Exempt Cash Management Fund                        1,631
Utilities Fund                                       370,724          288,533

* Period from February 29, 1996 (Date Operations Commenced) through October 31, 1996.
** Period  from  August 29,  1997  (Date  Operations Commenced) through
   October 31, 1997
-------------------------------------------------------------------------------

DISTRIBUTION PLAN

     Rule 12b-1 of the Investment Company Act of 1940 (the "Act"), as amended, permits a mutual fund to finance distribution activities and bear expenses associated with the distribution of its shares provided that any payments made by the Fund are made pursuant to a written plan adopted in accordance with the Rule. A majority of the Board of Directors of each Fund, including a majority of the Directors who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan and who are not "interested persons" as defined in the Act, adopted the Distribution Plans as described below. No such Plan was adopted for Class A shares of the Money Market Funds. Shareholders of each class of shares of each Fund approved the adoption of the Plan for their respective class of shares.

     Class A Distribution Plan. Each of the Funds, except the Money Market Funds, has adopted a distribution plan for the Class A shares. The Class A Plan provides that the Fund will make payments from its assets to Princor pursuant to this Plan to compensate Princor and other selling Dealers for providing shareholder services to existing Fund shareholders and rendering assistance in the distribution and promotion of the Fund Class A shares to the public. The Fund will pay Princor a fee after the end of each month at an annual rate no greater than 0.25% (.15% for the Limited Term Bond Fund) of the daily net asset value of the Fund. Princor will retain such amounts as are appropriate to compensate for actual expenses incurred in distributing and promoting the sale of the Fund shares to the public but may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.

     Class B Distribution Plan. Each Class B Plan provides for payments by the Fund to Princor at the annual rate of up to 1.00% (.50% for the Limited Term Bond Fund) of the Fund's average net asset attributable to Class B shares. Princor also receives the proceeds of any CDSC imposed on redemptions of such shares.


     Although Class B shares are sold without an initial sales charge, Princor pays a sales commission equal to 4.00% (3.00% for certain sponsored plans or 1.25% for the Limited Term Bond Fund) of the amount invested to dealers who sell such shares. These commissions are not paid on exchanges from other Principal Funds. In addition, Princor may remit on a continuous basis up to .25% (.15% for the Limited Term Bond Fund) to the Registered Representatives and other selected Dealers (including for this purpose, certain financial institutions) as a trail fee in recognition of their services and assistance.


     Class R Distribution Plan. Each of the Funds, except the Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund, have adopted a distribution plan for the Class R shares. Each Class R Plan provides for payments by the Fund to Princor at the annual rate of up to .75% of the Fund's average net assets attributable to Class R shares.

     Although Class R shares are sold without an initial sales charge, Princor incurs certain distribution expenses. In addition, Princor may remit on a continuous basis up to .25% to Registered Representatives and other selected Dealers (including, for this purpose, certain financial institutions) as a trail fee in recognition of their ongoing services and assistance.

     General Information Regarding Distribution Plans. A representative of Princor will provide to the Fund's Board of Directors, and the Board will review, at least quarterly, a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made.

     Whether any expenditure under the Plans is subject to a state expense limit will depend upon the nature of the expenditure and the terms of the state law, regulation or order imposing the limit. Any expenditure subject to such a limit will be included in the Fund's total operating expenses for purposes of determining compliance with the expense limit.

     If expenses under a Plan exceed the compensation limit for Princor described in the Plan in any one fiscal year, the Fund will not carry over such expenses to the next fiscal year. The Funds have no legal obligation to pay any amount pursuant to this Plan that exceeds the compensation limit. The Funds will not pay, directly or indirectly, interest, carrying charges, or other financing costs in connection with the Plans. If the aggregate payments received by Princor under a Plan in any fiscal year exceed the expenditures made by Princor in that year pursuant to the Plan, Princor will promptly reimburse the Fund for the amount of the excess.

     The amount received from each Fund and retained by Princor during the year ended October 31, 1997 and the manner in which such amounts were spent pursuant to the Class A Distribution Plan for the last fiscal period of each of the Funds were as follows:

-------------------------------------------------------------------------------------------------------------------------------
                                                                       EXPENDITURES
                                        Prospectus and
                                          Shareholder               Registered                      Underwriter's
                                Amount      Report       Sales     Representative                   Salaries and       Total
         Fund                  Retained    Printing    Brochures   Sales Materials   Service Fees     Overhead     Expenditures
-----------------------------  --------    --------    ---------   ---------------   ------------     --------     ------------
Balanced Fund
Blue Chip Fund
Bond Fund
Capital Accumulation Fund
Emerging Growth Fund
Government Securities Income
Fund
Growth Fund
High Yield Fund
Limited Term Bond Fund
Tax-Exempt Bond Fund
Utilities Fund
World Fund
------------------------------------------------------------------------------------------------------------------------------

     The amount received from each Fund and retained by Princor during the period ended October 31, 1997 and the manner in which such amounts were spent pursuant to the Class B Distribution Plan for the last fiscal period of each of the Funds were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                      EXPENDITURES
                                     Prospectus and               Registered                  Underwriter's
                           Amount      Shareholder     Sales     Representative                Salaries and                Total
       Fund               Retained  Report Printing  Brochures  Sales Materials  Service Fees    Overhead   Commissions Expenditures
  ---------------------   --------  ---------------  ---------  ---------------  ------------    --------   ----------- ------------



  Balanced
  Blue Chip
  Bond
  Capital Accumulation
  Cash Management
  Emerging Growth
  Government Securities
  Income
  Growth
  High Yield
  Limited Term Bond
  Tax-Exempt Bond
  Tax-Exempt Cash Management
  Utilities
  World
--------------------------------------------------------------------------------

     The amount received from each Fund and retained by Princor during the period ended October 31, 1997 and the manner in which such amounts were spent pursuant to the Class R Distribution Plan for the last fiscal period of each of the Funds were as follows:



  ------------------------------------------------------------------------------
                                                                      EXPENDITURES
                                     Prospectus and               Registered                  Underwriter's
                           Amount      Shareholder     Sales     Representative                Salaries and      Total
       Fund               Retained  Report Printing  Brochures  Sales Materials  Service Fees    Overhead    Expenditures
  ---------------------   --------  ---------------  ---------  ---------------  ------------    --------    ------------



  Balanced
  Blue Chip
  Bond
  Capital Accumulation
  Cash Management
  Emerging Growth
  Government Securities Income
  Growth
  High Yield
  Limited Term Bond
  Utilities
  World
  ------------------------------------------------------------------------------

     A Plan may be terminated at any time by vote of a majority of the Directors who are not interested persons (as defined in the Act), or by vote of a majority of the outstanding voting securities of the class of shares of a Fund to which the Plan relates. Any change in a Plan that would materially increase the distribution expenses of a class of shares of a Fund provided for in the Plan requires approval of the shareholders of the class of shares to which such increase would relate.

     While a Distribution Plan is in effect for a Fund, the selection and nomination of Directors who are not interested persons of that Fund will be committed to the discretion of the Directors who are not interested persons.

     Each Plan will continue in effect from year to year as long as its continuance is specifically approved at least annually by a majority vote of the directors of the Fund including a majority of the non-interested directors. The Plans for all Classes of shares were last approved by each Fund's Board of Directors, including a majority of the non-interested directors, on September 8, 1997.

DETERMINATION OF NET ASSET VALUE OF FUNDS' SHARES

Growth-Oriented and Income-Oriented Funds

     The net asset values of the shares of each of the Growth-Oriented and Income-Oriented Funds are determined daily, Monday through Friday, as of the close of trading on the New York Stock Exchange, except on days on which changes in the value of a Fund's portfolio securities will not materially affect the current net asset value of that Fund's redeemable securities, on days during which a Fund receives no order for the purchase or sale of its redeemable securities and no tender of such a security for redemption, and on customary national business holidays. The Funds treat as customary national business holidays those days on which the New York Stock Exchange is closed for New Year's Day (January 1), Washington's Birthday (third Monday in February), Good Friday (variable date between March 20 and April 23, inclusive), Memorial Day (last Monday in May), Independence Day (July 4), Labor Day (first Monday in September), Thanksgiving Day (fourth Thursday in November) and Christmas Day (December 25). The net asset value per share for each class of shares for each Fund is determined by dividing the value of securities in the Fund's investment portfolio plus all other assets attributable to that class, less all liabilities attributable to that class, by the number of Fund shares of that class outstanding. Securities for which market quotations are readily available, including options and futures traded on an exchange, are valued at market value, which is for exchanged-listed securities, the closing price; for United Kingdom-listed securities, the market-maker provided price; and for non-listed equity securities, the bid price. Non-listed corporate debt securities, government securities and municipal securities are usually valued using an evaluated bid price provided by a pricing service. If closing prices are unavailable for exchange-listed securities, generally the bid price, or in the case of debt securities an evaluated bid price, is used to value such securities. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to certain debt securities, preferred stocks, foreign securities and over-the-counter options, the investments are valued by using market quotations, prices provided by market makers, which may include dealers with which the Fund has executed transactions, or estimates of market values obtained from yield data and other factors relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost. Other assets are valued at fair value as determined in good faith through procedures established by the Board of Directors of the Fund.

     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing net asset value per share are usually determined as of such times. Occasionally, events which affect the values of such securities and foreign currency exchange rates may occur between the times at which they are generally determined and the close of the New York Stock Exchange and would therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Manager under procedures established and regularly reviewed by the Board of Directors. To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine its net asset value, for example Saturdays and other customary national U.S. holidays, the Fund's net asset value could be significantly affected on days when shareholders have no access to the Fund.

     Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the International Emerging Markets Fund, International Fund and International SmallCap Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-adviser is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may from time to time be necessary.

Money Market Funds

     The net asset value of each class of shares of each of the Money Market Funds is determined at the same time and on the same days as each of the Growth-Oriented Funds and Income-Oriented Funds as described above. The net asset value per share for each class of shares of each Fund is computed by dividing the total value of the Fund's securities and other assets, less liabilities, by the number of Fund shares outstanding.

     All securities held by the Money Market Funds will be valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost; thereafter, the Fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the security.

     Use of the amortized cost valuation method by the Money Market Funds requires each Fund to maintain a dollar weighted average maturity of 90 days or less and to purchase only obligations that have remaining maturities of 397 days or less or have a variable or floating rate of interest. In addition, each Fund can invest only in obligations determined by its Board of Directors to be of high quality with minimal credit risks.

     The Board of Directors for each of the Money Market Funds has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include a directive to the Manager to test price the portfolio or specific securities thereof on a weekly basis using a mark-to-market method of valuation to determine possible deviations in the net asset value from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, will be initiated. In the event the Board of Directors determines that a deviation exists which may result in material dilution or other unfair results to shareholders, the Board will take such corrective action as it regards as appropriate, including: the sale of portfolio instruments prior to maturity; the withholding of dividends; redemptions of shares in kind; the establishment of a net asset value per share based upon available market quotations; or splitting, combining or otherwise recapitalizing outstanding shares. The Fund may also reduce the number of shares outstanding by redeeming proportionately from shareholders, without the payment of any monetary compensation, such number of full and fractional shares as is necessary to maintain the net asset value at $1.00 per share.

PERFORMANCE CALCULATION

     Each of the Principal Funds may from time to time advertise its performance in terms of total return or yield for each class of shares. The figures used for total return and yield are based on the historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance. Total return and yield will vary from time to time depending upon market conditions, the composition of a Fund's portfolio and operating expenses. These factors and possible differences in the methods used in calculating performance figures should be considered when comparing a Fund's performance to the performance of some other kind of investment.

     A Fund may also include in its advertisements performance rankings and other performance-related information published by independent statistical services or publishers, such as Lipper Analytical Services, Weisenberger Investment Companies Services, Money Magazine, Forbes, The Wall Street Journal, Baron's, Changing Times, Fortune, U.S. News, W. R. Kipplinger's Personal Finance, USA Today, Investment Advisor and Stanger's Investment Advisor and comparisons of the performance of a Fund to that of various market indices, such as the S&P 500 Index, Valueline, Dow Jones Industrials Index, Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index and World Index, Dow Jones Utility Index with Income, Lehman Brothers GNMA Index, Salomon Brothers Investment Grade Bond Index and Bond Buyer Municipal Index, Lehman Brothers BAA Corporate Index, Lehman Brothers High Yield Index, Lehman Brothers Municipal Bond Index, Lehman Brothers Revenue Bond Index, Merrill Lynch
Corporate Government Bond Index, Lehman Brothers Mutual Fund Short Government/Corporate Index and the Lehman Brothers Government Corporate Intermediate Index.

Total Return

     When advertising total return figures, each of the Growth-Oriented Funds and Income-Oriented Funds will include its average annual total return for each of the one-, five- and ten-year periods (or for such shorter periods as the registration statement for the relevant class has been in effect) that end on the last day of the most recent calendar quarter. Average annual total return is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable value assuming the reinvestment of all dividends and capital gains distributions at net asset value. In its advertising, a Fund may also include average annual total return for some other period or cumulative total return for a specified period. Cumulative total return is computed by dividing the difference between the ending redeemable value (assuming the reinvestment of all dividends and capital gains distributions at net asset value) and the initial investment by the initial investment. Total return calculations assume the payment of the maximum front-end load (in the case of Class A shares) or the applicable CDSC (in the case of Class B shares). Average annual total return and cumulative total return may also be calculated for a specified period which reflect reduced sales charges or which reflect no sales charge or CDSC in order to illustrate the change in a Fund's net asset value over time.

     The following table shows as of October 31, 1997 average annual return for Class A shares for each of the Funds for the periods indicated:

     ------------------------------------------------------------------------
               Fund                       1-Year       5-Year      10-Year
               ----                       ------       ------      -------
     Balanced Fund
     Blue Chip Fund
     Bond Fund
     Capital Accumulation Fund
     Emerging Growth Fund
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund
     International SmallCap Fund
     Limited Term Bond Fund
     Tax-Exempt Bond Fund
     Utilities Fund
     World Fund
     (1)  Period beginning December 18, 1987 and ending October 31, 1997.
     (2)  Period beginning March 1, 1991 and ending October 31, 1997.
     (3)  Period beginning February 29, 1996 and ending October 31, 1997.
     (4)  Period beginning December 16, 1992 and ending October 31, 1997.
     (5)  Period beginning August 29, 1997 and ending October 31, 1997.
     ------------------------------------------------------------------------

     The following table shows as of October 31, 1997 average annual return for Class B shares for each of the Funds for the period indicated:

     -------------------------------------------------------------------

               Fund                       1-Year       5-Year(1)
               ----                       ------       --------
     Balanced Fund
     Blue Chip Fund
     Bond Fund
     Capital Accumulation Fund
     Emerging Growth Fund
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund
     International SmallCap Fund
     Limited Term Bond Fund
     Tax-Exempt Bond Fund
     Utilities Fund
     World Fund
     (1)  Period beginning December 9, 1994 and ending October 31, 1997.
     (2)  Period beginning February 29, 1996 and ending October 31, 1997.
     (3)  Period  beginning August 29, 1997 and ending October 31, 1997.
     --------------------------------------------------------------------

     The following table shows as of October 31, 1997 average annual return for Class R shares for each of the Funds for the period indicated:

     --------------------------------------------------------------------
               Fund                       1-Year       5-Year(1)
               ----                       ------       ---------
     Balanced Fund
     Blue Chip Fund
     Bond Fund
     Capital Accumulation Fund
     Emerging Growth Fund
     Government Securities Income Fund
     Growth Fund
     High Yield Fund
     International Emerging Markets Fund
     International SmallCap Fund
     Limited Term Bond Fund
     Tax-Exempt Bond Fund
     Utilities Fund
     World Fund
     (1)  Period beginning February 29, 1996 and ending October 31, 1997.
     (2)  Period  beginning August 29, 1997 and ending October 31, 1997.
     ---------------------------------------------------------------------

Yield

Income-Oriented Funds

     Each of the Income-Oriented Funds calculates its yield by determining its net investment income per share for a 30-day (or one month) period, annualizing that figure (assuming semi-annual compounding) and dividing the result by the maximum public offering price for Class A shares or the net asset value for Class B and Class R shares for the last day of the same period. The following table shows as of October 31, 1997 the yield for each class of shares for each of the Income-Oriented Funds:

  ---------------------------------------------------------------------------
                                           Yield As of October 31, 1997
                                       --------------------------------------
               Fund                    Class A        Class B         Class R
               ----                    -------        -------         -------
  Bond Fund
  Government Securities Income Fund
  High Yield Fund
  Limited Term Bond Fund
  Tax-Exempt Bond Fund
  ---------------------------------------------------------------------------


     The Tax-Exempt Bond Fund may advertise a tax-equivalent yield, which is calculated by dividing that portion of the yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield which is not tax-exempt. As of October 31, 1997 the Fund's tax-equivalent yields for Class A and Class B shares were as follows:

                   Tax-Equivalent Yield
                   --------------------                   Assumed
              Class A             Class B                 Tax Rate
              -------             -------                 --------
                                                            28.0%
                                                            36.0%
                                                            39.6%

Money Market Funds

     Each of the Money Market Funds may  advertise  its yield and its  effective
yield  and  the  Tax-Exempt   Cash   Management  Fund  may  also  advertise  its
tax-equivalent yield.

     Yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. As of October 31, 1997, the Cash Management Fund's yield for Class A shares, Class B shares and Class R shares was ____%, ____% and ____%, respectively, and the Tax-Exempt Cash Management Fund's yield for Class A shares and Class B shares was ____% and ____%, respectively. Because realized capital gains or losses in a Fund's portfolio are not included in the calculation, the Fund's net investment income per share for yield purposes may be different from the net investment income per share for dividend purposes, which includes net short-term realized gains or losses on the Fund's portfolio.

     Effective yield is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result. The resulting effective yield figure is carried to at least the nearest hundredth of one percent. As of October 31, 1997, the Cash Management Fund's effective yield for Class A shares, Class B shares and Class R shares was ____%, ____% and ____%, respectively, and the Tax-Exempt Cash Management Fund's effective yield for Class A shares and Class B shares was ____% and ____%, respectively.

     Tax equivalent yield for the Tax-Exempt Cash Management Fund is computed by dividing that portion of the yield or effective yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield or effective yield which is not tax-exempt. As of October 31, 1997 the Fund's tax-equivalent yield and tax-equivalent effective yield for Class A shares and Class B shares were as follows:

     Tax-Equivalent Yield       Tax-Equivalent Effective Yield
     --------------------       ------------------------------        Assumed
    Class A         Class B       Class A            Class B         Tax-Rate
    -------         -------       -------            -------         --------
                                                                       28.0%
                                                                       36.0%
                                                                       39.6%

     The yield quoted at any time for one of the Money Market Funds represents the amount that was earned during a specific, recent seven-day period and is a function of the quality, types and length of maturity of instruments in the Fund's portfolio and the Fund's operating expenses. The length of maturity for the portfolio is the average dollar weighted maturity of the portfolio. This means that the portfolio has an average maturity of a stated number of days for its issues. The calculation is weighted by the relative value of each investment.

     The yield for either of the Money Market Funds will fluctuate daily as the income earned on the investments of the Fund fluctuates. Accordingly, there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time. It should also be emphasized that the Funds are open-end investment companies and that there is no guarantee that the net asset value or any stated rate of return will remain constant. A shareholder's investment in either Fund is not insured. Investors comparing results of the Money Market Funds with investment results and yields from other sources such as banks or savings and loan associations should understand these distinctions. Historical and comparative yield information may, from time to time, be presented by the Funds.

     A Fund may include in its advertisements the compounding effect of reinvested dividends over an extended period of time as illustrated below.

The Power of Compounding

     Fund shareholders who choose to reinvest their distributions get the advantage of compounding. Here's what happens to a $10,000 investment with monthly income reinvested at 6 percent, 8 percent and 10 percent over 20 years.

     These figures assume no fluctuation in the value of principal. This chart is for illustration purposes only and is not intended as an indication of the results a shareholder may receive as a shareholder of a specific Fund. The return and capital value of an investment in a Fund will fluctuate so that the value, when redeemed, may be worth more or less than the original cost.

(chart)
Year     6%      8%         10%
  0   $10,000   $10,000  $10,000
 20   $32,071   $46,610  $67,275

     A Fund may also include in its advertisements an illustration of the impact of income taxes and inflation on earnings from bank certificates of deposit ("CD's"). The interest rate on the hypothetical CD will be based upon average CD rates for a stated period as reported in the Federal Reserve Bulletin. The illustrated annual rate of inflation will be the core inflation rate as measured by the Consumer Price Index for the 12-month period ended as of the most recent month prior to the advertisement's publication. The illustrated income tax rate may include any federal income tax rate applicable to individuals at the time the advertisement is published. Any such advertisement will indicate that, unlike bank CD's, an investment in the Fund is not insured nor is there any guarantee that the Fund's net asset value or any stated rate of return will remain constant.

     An example of a typical calculation included in such advertisements is as follows: the after-tax and inflation-adjusted earnings on a bank CD, assuming a $10,000 investment in a six-month bank CD with an annual interest rate of 5.51% (monthly average six-month CD rate for the month of October, 1996, as reported in the Federal Reserve Bulletin) and an inflation rate of 3.00% (rate of inflation for the 12-month period ended October 31, 1996 as measured by the Consumer Price Index) and an income tax bracket of 28% would be $(49).

       ($10,000 x 5.51%) / 2 = $276 Interest for six-month period
                               - 77 Federal income taxes (28%)
                               -150 Inflation's impact on invested principal
                                     ($10,000 x 3.0%) / 2
                              ($ 49)After-tax, inflation-adjusted earnings

     A Fund may also include in its advertisements an illustration of tax-deferred accumulation versus currently taxable accumulation in conjunction with the Fund's use as a funding vehicle for 403(b) plans, IRAs or other retirement plans. The illustration set forth below assumes a monthly investment of $200, an annual return of 8% compounded monthly, and a 28% tax bracket.

     The information is for illustrative purposes only and is not meant to represent the performance of any of the Principal Funds. An investment in the Principal Funds is not guaranteed; values and returns generally vary with changes in market conditions.

                        Tax-deferred vs. taxable savings plan

                          _______________________________________  $300,059

                          ---------------------------------------

                          _______________________________________  $192,844

                          ---------------------------------------

                          ---------------------------------------

                          ---------------------------------------

                          ---------------------------------------
                   Years:  5    10    15    20    25    30

                      ---    With a tax-deferred savings plan
                      ---    Without a tax-deferred savings plan

TAX TREATMENT OF FUNDS, DIVIDENDS AND DISTRIBUTIONS

     It is the policy of each Fund to distribute substantially all net investment income and net realized gains. Through such distributions, and by satisfying certain other requirements, each Fund intends to qualify for the tax treatment accorded to regulated investment companies under the applicable provisions of the Internal Revenue Code. This means that in each year in which a Fund so qualifies, it will be exempt from federal income tax upon the amount so distributed to investors. The Tax Reform Act of 1986 imposed an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. Each Fund intends to comply with the Act's requirements and to avoid this excise tax.

     Dividends from net investment income will be eligible for a 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Funds from domestic corporations for the taxable year. Distributions from the Money Market Funds and Income-Oriented Funds are generally not eligible for the corporate dividend received deduction.

     All taxable dividends and capital gains are taxable in the year in which distributed, whether received in cash or reinvested in additional shares. Dividends declared with a record date in December and paid in January will be deemed to have been distributed to shareholders in December. Each Fund will inform its shareholders of the amount and nature of their taxable income dividends and capital gain distributions. Dividends from a Fund's net income and distributions of capital gains, if any, may also be subject to state and local taxation.

     The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

     A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sales or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sales or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received on such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

     If a shareholder  (i) incurs a sales load in acquiring  shares of the Fund,
(ii) disposes of such shares less than 91 days after they are acquired and (iii) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

     Shareholders should consult their own tax advisors as to the federal, state and local tax consequences of ownership of shares of the Funds in their particular circumstances.

Special Tax Considerations

     Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund

     The Tax-Exempt Bond Fund and Tax-Exempt Cash Management Fund also intend to qualify to pay "exempt-interest dividends" to their respective shareholders. An exempt-interest dividend is that part of dividend distributions made by either Fund which consist of interest received by that Fund on tax-exempt Municipal Obligations. Shareholders incur no federal income taxes on exempt-interest dividends. However, these exempt-interest dividends may be taxable under state or local law. Fund shareholders that are corporations must include exempt-interest dividends in determining whether they are subject to the corporate alternative minimum tax. Exempt-interest dividends that derive from certain private activity bonds must be included by individuals as a preference item in determining whether they are subject to the alternative minimum tax. Each Fund may also pay ordinary income dividends and distribute capital gains from time to time. Ordinary income dividends and distributions of capital gains, if any, are taxable for federal purposes.

     If a shareholder receives an exempt-interest dividend with respect to shares of the Funds held for six months or less, then any loss on the sale or exchange of such shares, to the extent of the amount of such dividend, is disallowed. If a shareholder receives a capital gain dividend with respect to shares held for six months or less, then any loss on the sale or exchange of such shares will be treated as a long term capital loss to the extent such loss exceeds any exempt-interest dividend received with respect to such shares, and will be disallowed to the extent of such exempt-interest dividend.

     Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of either of these Funds is not deductible. Furthermore, entities or persons who are "substantial users" (or related persons) under
Section 147(a) of the Code of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Funds.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Municipal Obligations. If any such legislation as enacted would eliminate or significantly reduce the availability of Municipal Obligations, it could adversely affect the ability of the Funds to continue to pursue their respective investment objectives and policies. In such event, the Funds would reevaluate their investment objectives and policies.

     International Emerging Markets Fund, International Fund and International SmallCap Fund

     In each fiscal year when, at the close of such year, more than 50% of the value of the total assets of the International Emerging Market Fund, International Fund or the International SmallCap Fund are invested in securities of foreign corporations, such Fund may elect pursuant to Section 853 of the Code to permit its Shareholders to take a credit (or a deduction) for foreign income taxes paid by the Fund. In that case, Shareholders should include in their report of gross income in their federal income tax returns both cash dividends received from the Fund and also the amount which the Fund advises is their pro rata portion of foreign income taxes paid with respect to, or withheld from, dividends and interest paid to the Fund from its foreign investments. Shareholders would then be entitled to subtract from their federal income taxes the amount of such taxes withheld, or treat such foreign taxes as a deduction from gross income, if that should be more advantageous. As in the case of individuals receiving income directly from foreign sources, the above-described tax credit or tax deduction is subject to certain limitations. Shareholders or prospective shareholders should consult their tax advisors on how these provisions apply to them.

     Futures Contracts and Options

     As previously discussed, some of the Principal Funds may invest in futures contracts or options thereon, index options or options traded on qualified exchanges.For federal income tax purposes, capital gains and losses on futures contracts or options thereon, index options or options traded on qualified exchanges are generally treated as 60% long-term and 40% short-term. In addition, the Funds must recognize any unrealized gains and losses on such positions held at the end of the fiscal year. A Fund may elect out of such tax treatment, however, for a futures or options position that is part of an "identified mixed straddle" such as a put option purchased with respect to a portfolio security. Gains and losses on futures and options included in an identified mixed straddle will be considered 100% short-term and unrealized gain or loss on such positions will not be realized at year end. The straddle provisions of the Code may require the deferral of realized losses to the extent that a Fund has unrealized gains in certain offsetting positions at the end of the fiscal year, and may also require recharacterization of all or a part of losses on certain offsetting positions from short-term to long-term, as well as adjustment of the holding periods of straddle positions.

GENERAL INFORMATION AND HISTORY

     Effective January 1, 1998, the following changes were made to the names of the Funds:

           Old Fund Name                             New Fund Name
           -------------                             -------------

Princor Balanced Fund, Inc.                Principal Balanced Fund, Inc.
Princor Blue Chip Fund, Inc.               Principal Blue Chip Fund, Inc.
Princor Bond Fund, Inc.                    Principal Bond Fund, Inc.
Princor Capital Accumulation Fund, Inc.    Principal Capital Value Fund, Inc.
Princor Cash Management Fund, Inc.         Principal Cash Management Fund, Inc.
Princor Emerging Growth Fund, Inc.         Principal MidCap Fund, Inc.
Princor Government Securities Income       Principal Government Securities
  Fund, Inc.                                 Income Fund, Inc.
Princor Growth Fund, Inc.                  Principal Growth Fund, Inc.
Princor High Yield Fund, Inc.              Principal High Yield Fund, Inc.
Princor Limited Term Bond Fund, Inc.       Principal Limited Term Bond
                                             Fund, Inc.
Princor Tax-Exempt Bond Fund, Inc.         Principal Tax-Exempt Bond Fund, Inc.
Princor Tax-Exempt Cash Management         Principal Tax-Exempt Cash
  Fund, Inc.                                 Management Fund, Inc.
Princor Utilities Fund, Inc.               Principal Utilities Fund, Inc.
Princor World Fund, Inc.                   Principal International Fund, Inc.

FINANCIAL STATEMENTS

     The financial statements for each of the Principal Funds for the year ended October 31, 1997 appearing in the Annual Reports to Shareholders and the reports thereon of Ernst & Young LLP, independent auditors, will be added by amendment.

APPENDIX A

Description of Bond Ratings:

Moody's Investors Service, Inc. Bond Ratings

Aaa:

Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa:

Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A:

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa:

Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba:

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:

Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa:

Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca:

Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C:

Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       CONDITIONAL  RATING:  Bonds  for  which  the  security  depends  upon the completion of some act or the fulfillment of some condition are rated conditionally. These bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

       RATING REFINEMENTS: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and a modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

       SHORT-TERM NOTES: The four ratings of Moody's for short-term notes are MIG 1, MIG 2, MIG 3 and MIG 4; MIG 1 denotes "best quality, enjoying strong protection from established cash flows"; MIG 2 denotes "high quality" with "ample margins of protection"; MIG 3 notes are of "favorable quality...but lacking the undeniable strength of the preceding grades"; MIG 4 notes are of "adequate quality, carrying specific risk for having protection...and not distinctly or predominantly speculative."

Description of Moody's Commercial Paper Ratings

       Moody's Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

            Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

            Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

            Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

            Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor's Corporation's Debt Ratings:

     A Standard & Poor's debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

     The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

       The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources Standard & Poor's considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     I.   Likelihood of default -- capacity and willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation;

     II.  Nature of and provisions of the obligation;

     III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

          AAA:

          Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          AA:

          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

          A:

          Debt rated "A" has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB:

          Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

          BB, B, CCC, CC:

          Debt rated "BB", "B", "CCC" and "CC" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          C:

          The rating "C" is reserved for income bonds on which no interest is being paid.


          D:

          Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

          Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

          Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

          NR:

          Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's, Commercial Paper Ratings

        A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

          A:

          Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

          A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a "+" designation.

          A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1".

          A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.

          B:

          Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

          C:

          This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D:

          This rating indicates that the issue is either in default or is expected to be in default upon maturity.

     The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

     Standard & Poor's rates notes with a maturity of less than three years as follows:

          SP-1 A very strong, or strong, capacity to pay principal and interest.
               Issues that possess overwhelming safety characteristics will be given a "+" designation.

          SP-2 A satisfactory capacity to pay principal and interest.

          SP-3 A speculative capacity to pay principal and interest.

                                     PART C
                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

               (a)   Financial Statements included in the Registration Statement
                      (1)   Part A:
                               None
                      (2)   Part B:
                               Statement of Net Assets as of August 14, 1997 Notes to Statement of Net Assets as of
                                 August 14, 1997
                               Report of Independent Auditors

                      (3)   Part C:
                               None
               (b)   Exhibits
                      (1)   Articles of Incorporation (Filed 6/13/97)
                      (2)   By-Laws (Filed 6/13/97)
                      (5a)  Management Agreement (Filed 6/13/97)
                      (5b)  Investment Service Agreement (Filed 6/13/97)
                      (5c)  Sub-Advisory Agreement (Filed 6/13/97)
                      (6a)  Distribution Agreement (Filed 6/13/97)
                      (6b)  Account Application  (Filed 8/29/97)
                      (6c)  Account Application-R Shares (Filed 8/29/97)
                      (8a)  Custody Agreement (Filed 6/13/97)
                      (9a)  Dealer Selling Agreement (Filed 6/13/97)
                      (9b)  Dealer Selling Agreement-R Shares (Filed 6/13/97)
                      (10)  Opinion of Counsel  (Filed 8/15/97)
                      (11)  Consent of Independent Auditors (Filed 8/29/97)
                      (13)  Investment Letter  (Filed 8/15/97)
                      (14a) Principal  Mutual IRA Plan (Filed 6/13/97)
                      (14b) Principal  Mutual SEP Plan (Filed 6/13/97)
                      (14c) Principal  Mutual 403(b) Plan (Filed 6/13/97)
                      (15a) 12b-1  Plan - Class A Shares (Filed 6/13/97)
                      (15b) 12b-1  Plan - Class B Shares (Filed 6/13/97)
                      (15r) 12b-1 Plan - Class R Shares (Filed 6/13/97)
                      (18)  Multiple Class Distribution Plan (Filed 6/13/97)

* To be filed by amendment.

Item 25.     Persons Controlled by or Under Common Control with Depositor

             Principal Mutual Life Insurance Company (incorporated as a mutual life insurance company under the laws of Iowa); sponsored the organization of the following mutual funds, some of which it controls by virtue of owning voting securities:

               Principal    Asset    Allocation    Fund,    Inc.   (a   Maryland
               Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on August 11, 1997.

               Principal  Aggressive Growth Fund, Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on August 11, 1997.

               Princor Balanced Fund, Inc. (a Maryland Corporation) 1.86% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal Balanced Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on August 11, 1997.

               Princor Blue Chip Fund, Inc. (a Maryland Corporation) 1.42% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Princor Bond Fund, Inc. (a Maryland Corporation) 1.49% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal Bond Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its separate accounts on August 11, 1997.

               Princor   Capital    Accumulation    Fund,   Inc.   (a   Maryland
               Corporation) 31.35% of outstanding shares owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal   Capital   Accumulation   Fund,   Inc.   (a   Maryland
               Corporation) 100.0% of outstanding shares owned by Principal Mutual Life Insurance Company and its Separate Accounts on
               August 11, 1997.

               Princor Cash Management Fund, Inc. (a Maryland Corporation) 1.35% of outstanding shares owned by Principal Mutual Life Insurance Company (including subsidiaries and affiliates) on August 11, 1997.

               Princor Emerging Growth Fund, Inc. (a Maryland Corporation) 0.62% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal  Emerging  Growth Fund,  Inc. (a Maryland  Corporation)
               100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on August 11, 1997.

               Princor Government Securities Income Fund, Inc. (a Maryland Corporation) 0.40% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal   Government   Securities   Fund,   Inc.   (a  Maryland
               Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on
               August 11, 1997.

               Princor Growth Fund, Inc. (a Maryland Corporation) 0.52% of outstanding shares owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal Growth Fund, Inc. (a Maryland Corporation) 100.0% of outstanding shares are owned by Principal Mutual Life Insurance Company and its Separate Accounts on August 11, 1997.

               Princor High Yield Fund, Inc. (a Maryland Corporation) 22.70% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal High Yield Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on August 11, 1997.

               Principal International Emerging Markets Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on August 15, 1997.

               Principal   International   SmallCap   Fund,   Inc.  (a  Maryland
               Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on August 15, 1997.

               Princor Limited Term Bond Fund, Inc. (a Maryland Corporation) 53.17% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal Money Market Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company and its Separate Accounts on August 11, 1997.

               Principal Special Markets Fund, Inc. (a Maryland Corporation) 51.39% of the shares outstanding of the International Securities Portfolio and 84.13% of the shares outstanding of the Mortgage-Backed Securities Portfolio were owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Princor Tax-Exempt Bond Fund, Inc. (a Maryland Corporation) 0.56% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Princor   Tax-Exempt  Cash  Management  Fund,  Inc.  (a  Maryland
               Corporation) 1.00% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Princor Utilities Fund, Inc. (a Maryland  Corporation)   1.54% of
               shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Princor World Fund, Inc. (a Maryland Corporation) 22.96% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

               Principal World Fund, Inc. (a Maryland Corporation) 100.0% of shares outstanding owned by Principal Mutual Life Insurance Company on August 11, 1997.

Item 26.       Number of Holders of Securities - As of: September 30, 1997

                     (1)                                       (2)
               Title of Class                             Number of Holders
                    Principal International Emerging
                    Markets Fund, Inc.
               Common-Class A                                  109
                    Principal International Emerging
                    Markets Fund, Inc.
               Common-Class B                                   42
                    Principal International Emerging
                    Markets Fund, Inc.
               Common-Class R                                    3

Item 27.       Indemnification

     Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceedings against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, the Registrant may indemnify the corporate representative against judgments, fines, penalties, and amounts paid in settlement, and against expenses, including attorneys' fees, if such expenses were actually incurred by the corporate representative in connection with the proceeding, unless it is established that:

        (i) The act or omission of the corporate representative was material to the matter giving rise to the proceeding; and

               1.    Was committed in bad faith; or

               2.    Was the result of active and deliberate dishonesty; or

       (ii) The corporate representative actually received an improper personal benefit in money, property, or services; or

      (iii)    In  the  case  of  any   criminal   proceeding,   the   corporate
               representative had reasonable cause to believe that the act or omission was unlawful.

     If a proceeding is brought by or on behalf of the Registrant, however, the Registrant may not indemnify a corporate representative who has been adjudged to be liable to the Registrant. Under the Registrant's Articles of Incorporation and Bylaws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI, Section 7 of the Registrant's Articles of Incorporation, Article 12 of Registrant's Bylaws and Section 2-418 of the Maryland General Corporation Law.

     The Registrant has agreed to indemnify, defend and hold the Distributor, its officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the Securities Act of 1933, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers, directors or any such controlling person may incur under the Securities Act of 1933, or under common law or otherwise, arising out of or based upon any untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, except insofar as such claims, demands, liabilities or expenses arise out of or are based upon any such untrue statement or omission made in conformity with information furnished in writing by the Distributor to the Registrant for use in the Registrant's registration statement or prospectus: provided, however, that this indemnity agreement, to the extent that it might require indemnity of any person who is also an officer or director of the Registrant or who controls the Registrant within the meaning of Section 15 of the Securities Act of 1933, shall not inure to the benefit of such officer, director or controlling person unless a court of competent jurisdiction shall determine, or it shall have been determined by controlling precedent that such result would not be against public policy as expressed in the Securities Act of 1933, and further provided, that in no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Registrant or to its security holders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of its obligations under this Agreement. The Registrant's agreement to indemnify the Distributor, its officers and directors and any such controlling person as aforesaid is expressly conditioned upon the Registrant being promptly notified of any action brought against the Distributor, its officers or directors, or any such controlling person, such notification to be given by letter or telegram addressed to the Registrant.

Item 28.  Business or Other Connection of Investment Adviser

     A complete list of the officers and directors of the investment adviser, Princor Management Corporation, are set out below. This list includes some of the same people (designated by an *), who are serving as officers and directors of the Registrant. For these people the information as set out in the Statement of Additional Information (See Part B) under the caption "Directors and Officers of the Fund" is incorporated by reference.

   Craig R. Barnes              The Principal     President
   Vice President               Financial Group   Invista Capital
                                Des Moines, IA    Management, Inc.
                                50392

  *Craig L. Bassett             Same              See Part B
   Treasurer

  *Michael J. Beer              Same              See Part B
   Senior Vice President
   and Chief Operating
   Officer

   Mary L. Bricker              Same              Counsel and Assistant
   Assistant Corporate                            Corporate Secretary
   Secretary                                      Principal Mutual Life
                                                  Insurance Company

   Ray S. Crabtree              Same              Executive Vice President
   Director                                       Principal Mutual Life
                                                  Insurance Company

   David J. Drury               Same              Chief Executive Officer
   Director                                       and Chairman of the Board
                                                  Principal Mutual Life
                                                  Insurance Company

  *Arthur S. Filean             Same              See Part B
   Vice President

   Paul N. Germain              Same              Assistant Vice President -
   Assistant Vice President -                     Operations
   Operations                                     Princor Financial Services
                                                  Corporation

   Michael H. Gersie            Same              Senior Vice President
   Director                                       Principal Mutual Life
                                                  Insurance Company

  *Ernest H. Gillum             Same              See Part B
   Assistant Vice President -
   Registered Products

   Thomas J. Graf               Same              Senior Vice President
   Director                                       Principal Mutual Life
                                                  Insurance Company

  *J. Barry Griswell            Same              See Part B
   Chairman of the Board
   and Director

   Joyce N. Hoffman             Same              Vice President and
   Vice President and                             Corporate Secretary
   Corporate Secretary                            Principal Mutual Life
                                                  Insurance Company

  *Stephan L. Jones             Same              See Part B
   President and Director

   Ronald E. Keller             Same              Executive Vice President
   Director                                       Principal Mutual Life
                                                  Insurance Company

   Gregg R. Narber              Same              Senior Vice President and
   Director                                       General Counsel
                                                  Principal Mutual Life
                                                  Insurance Company

   Layne A. Rasmussen           Same              Controller
   Controller -                                   Princor Financial Services
   Mutual Funds                                   Corporation

   Elizabeth R. Ring            Same              Controller
   Controller                                     Princor Financial Services
                                                  Corporation

  *Michael D. Roughton          Same              See Part B
   Counsel

   Charles E. Rohm              Same              Executive Vice President
   Director                                       Principal Mutual Life
                                                  Insurance Company

   Jean B Schustek              Same              Product Compliance Officer -
   Product Compliance Officer -                   Princor Financial Services
   Registered Products                            Corporation

   Dewain A. Sparrgrove         Same              Vice President -
   Vice President                                 Investment Securities
                                                  Principal Mutual Life
                                                  Insurance Company

     Princor Management Corporation serves as investment adviser and dividend disbursing and transfer agent for, Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc., Principal Special Markets Fund, Inc., Principal World Fund, Inc., Princor Balanced Fund, Inc., Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International SmallCap Fund, Inc., Princor Limited Term Bond Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Utilities Fund, Inc. and Princor World Fund, Inc. - funds sponsored by Principal Mutual Life Insurance Company.

Item 29.       Principal Underwriters

     (a) Princor Financial Services Corporation, principal underwriter for Registrant, acts as principal underwriter for, Principal Aggressive Growth Fund, Inc., Principal Asset Allocation Fund, Inc., Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Accumulation Fund, Inc., Principal Emerging Growth Fund, Inc., Principal Government Securities Fund, Inc., Principal Growth Fund, Inc., Principal High Yield Fund, Inc., Principal Money Market Fund, Inc., Principal Special Markets Fund, Inc., Principal World Fund, Inc., Princor Balanced Fund, Inc., Princor Blue Chip Fund, Inc., Princor Bond Fund, Inc., Princor Capital Accumulation Fund, Inc., Princor Cash Management Fund, Inc., Princor Emerging Growth Fund, Inc., Princor Government Securities Income Fund, Inc., Princor Growth Fund, Inc., Princor High Yield Fund, Inc., Princor Limited Term Bond Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal International SmallCap Fund, Inc., Princor Tax-Exempt Bond Fund, Inc., Princor Tax-Exempt Cash Management Fund, Inc., Princor Utilities
Fund, Inc., Princor World Fund, Inc. and for variable annuity contracts participating in Principal Mutual Life Insurance Company Separate Account B, a registered unit investment trust for retirement plans adopted by public school systems or certain tax-exempt organizations pursuant to Section 403(b) of the Internal Revenue Code, Section 457 retirement plans, Section 401(a) retirement plans, certain non- qualified deferred compensation plans and Individual Retirement Annuity Plans adopted pursuant to Section 408 of the Internal Revenue Code, and for variable life insurance contracts issued by Principal Mutual Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

  (b)      (1)                 (2)                            (3)
                               Positions
                               and offices                    Positions and
  Name and principal           with principal                 offices with
  business address             underwriter                    registrant

  Robert W. Baehr              Marketing Services             None
  The Principal                Officer
  Financial Group
  Des Moines, IA 50392

  Craig L. Bassett             Treasurer                      Treasurer
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael J. Beer              Senior Vice President and      Vice President
  The Principal                Chief Operating Officer
  Financial Group
  Des Moines, IA 50392

  Mary L. Bricker              Assistant Corporate             None
  The Principal                Secretary
  Financial Group
  Des Moines, IA 50392

  Ray S. Crabtree              Director                        None
  The Principal
  Financial Group
  Des Moines, IA 50392

  David J. Drury               Director                        None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Arthur S. Filean             Vice President                  Vice President
  The Principal                                                and Secretary
  Financial Group
  Des Moines, IA 50392

  Paul N. Germain              Assistant Vice President-       None
  The Principal                Operations
  Financial Group
  Des Moines, IA 50392

  Michael H. Gersie            Director                        None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Ernest H. Gillum             Assistant Vice President-       Assistant
  The Principal                Registered Products             Secretary
  Financial Group
  Des Moines, IA 50392

  William C. Gordon            Insurance License Officer       None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Thomas J. Graf               Director                        None
  The Principal
  Financial Group
  Des Moines, IA 50392

  J. Barry Griswell            Director and                    Director and
  The Principal                Chairman of the                 Chairman of the
  Financial Group              Board                           Board
  Des Moines, IA 50392

  Joyce N. Hoffman             Vice President and              None
  The Principal                Corporate Secretary
  Financial Group
  Des Moines, IA 50392

  Stephan L. Jones             Director and                    Director and
  The Principal                President                       President
  Financial Group
  Des Moines, IA 50392

  Ronald E. Keller             Director                        Director
  The Principal
  Financial Group
  Des Moines, IA 50392

  John R. Lepley               Senior Vice                     None
  The Principal                President - Marketing
  Financial Group              and Distribution
  Des Moines, IA 50392

  Gregg R. Narber              Director                        None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Mark M. Oswald               Compliance Officer              None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Layne A. Rasmussen           Controller-Mutual Funds         None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Elizabeth R. Ring            Controller                      None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Charles E. Rohm              Director                        None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Michael D. Roughton          Counsel                         Counsel
  The Principal
  Financial Group
  Des Moines, IA 50392

  Jean B. Schustek             Product Compliance Officer-     None
  The Principal                Registered Products
  Financial Group
  Des Moines, IA 50392

  Kyle R. Selberg              Vice President-                 None
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

  Susan R. Sorensen            Marketing Officer               None
  The Principal
  Financial Group
  Des Moines, IA 50392

  Roger C. Stroud              Assistant Director-             None
  The Principal                Marketing
  Financial Group
  Des Moines, IA 50392

               (c)    Inapplicable.

Item 30.       Location of Accounts and Records

     All accounts, books or other documents of the Registrant are located at the offices of the Registrant and its Investment Adviser in the Principal Mutual Life Insurance Company home office building, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31.       Management Services

               Inapplicable.

Item 32.       Undertakings

               Indemnification

     Reference is made to Item 27 above, which discusses circumstances under which directors and officers of the Registrant shall be indemnified by the Registrant against certain liabilities and expenses incurred by them by reason of being a director or officer of the Registrant.

     Notwithstanding the provisions of Registrant's Articles of Incorporation and Bylaws, the Registrant hereby makes the following undertaking:

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant, in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of the Registrant, in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

                           Shareholder Communications

     Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications

                    Delivery of Annual Report to Shareholders

     The registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's latest annual report to shareholders, upon request and without charge.

                        Post-Effective Amendment Filing

     Registrant hereby undertakes to file a post-effective amendment using financial statements which need not be certified, with four months to six months from the effective of Registrant's 1933 Act Registration Statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Des Moines and State of Iowa, on the 23rd day of October, 1997.


                             Principal International Emerging Markets Fund, Inc.

                                               (Registrant)



                             By          /s/ S. L. Jones
                                ________________________________________________
                                 S. L. Jones
                                 President and Director


Attest:


/s/ A. S. Filean
______________________________________
A. S. Filean
Secretary

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                         Title                          Date



/s/ S. L. Jones
_____________________________      President and Director              10/23/97
S. L. Jones                        (Principal Executive Officer)      __________



/s/ J. B. Griswell
_____________________________      Director and                        10/23/97
J. B. Griswell                     Chairman of the Board              __________


/s/ M. J. Beer
_____________________________      Financial Officer (Principal        10/23/97
M. J. Beer                         Financial and Accounting Officer)  __________


   (J. D. Davis)*
_____________________________      Director                            10/23/97
J. D. Davis                                                           __________


   (R. W. Erhle)*
_____________________________      Director                            10/23/97
R. W. Ehrle                                                           __________


   (P. A. Ferguson)*
_____________________________      Director                            10/23/97
P. A. Ferguson                                                        __________


   (R. W. Gilbert)*
_____________________________      Director                            10/23/97
R. W. Gilbert                                                         __________


   (R. E. Keller)*
_____________________________      Director                            10/23/97
R. E. Keller                                                          __________


   (B. A. Lukavsky)*
_____________________________      Director                            10/23/97
B. A. Lukavsky                                                        __________


   (R. G. Peebler)*
_____________________________      Director                            10/23/97
R. G. Peebler                                                         __________



                                         By    /s/ S. L. Jones
                                           _____________________________________
                                           S. L. Jones
                                           President and Director


                                         *Pursuant to Powers of Attorney
                                          Previously Filed or Included